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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Global Fund Class A - SGENX

First Eagle Global Fund Class C - FESGX

First Eagle Global Fund Class I - SGIIX

First Eagle Global Fund Class R6 - FEGRX

First Eagle Overseas Fund Class A - SGOVX

First Eagle Overseas Fund Class C - FESOX

First Eagle Overseas Fund Class I - SGOIX

First Eagle Overseas Fund Class R6 - FEORX

First Eagle U.S. Fund Class A - FEVAX

First Eagle U.S. Fund Class C - FEVCX

First Eagle U.S. Fund Class I - FEVIX

First Eagle U.S. Fund Class R6 - FEVRX

First Eagle Gold Fund Class A - SGGDX

First Eagle Gold Fund Class C - FEGOX

First Eagle Gold Fund Class I - FEGIX

First Eagle Gold Fund Class R6 - FEURX

First Eagle Global Income Builder Fund Class A - FEBAX

First Eagle Global Income Builder Fund Class C - FEBCX

First Eagle Global Income Builder Fund Class I - FEBIX

First Eagle Global Income Builder Fund Class R6 - FEBRX

First Eagle Rising Dividend Fund Class A - FEFAX

First Eagle Rising Dividend Fund Class C - FEAMX

First Eagle Rising Dividend Fund Class I - FEAIX

First Eagle Rising Dividend Fund Class R6 - FEFRX

First Eagle Small Cap Opportunity Fund Class A - FESAX

First Eagle Small Cap Opportunity Fund Class C - FECCX

First Eagle Small Cap Opportunity Fund Class I - FESCX

First Eagle Small Cap Opportunity Fund Class R6 - FESRX

First Eagle U.S. Smid Cap Opportunity Fund Class A - FEMAX

First Eagle U.S. Smid Cap Opportunity Fund Class I - FESMX

First Eagle U.S. Smid Cap Opportunity Fund Class R6 - FEXRX

First Eagle Global Real Assets Fund Class A - FERAX

First Eagle Global Real Assets Fund Class I - FEREX

First Eagle Global Real Assets Fund Class R6 - FERRX

First Eagle High Yield Municipal Fund Class A - FEHAX

First Eagle High Yield Municipal Fund Class C - FEHCX

First Eagle High Yield Municipal Fund Class I - FEHIX

First Eagle High Yield Municipal Fund Class R6 - FEHRX

First Eagle Short Duration High Yield Municipal Fund Class A - FDUAX

First Eagle Short Duration High Yield Municipal Fund Class C - FDYCX

First Eagle Short Duration High Yield Municipal Fund Class I - FDUIX

First Eagle Short Duration High Yield Municipal Fund Class R6 - FDURX

First Eagle Core Plus Municipal Fund Class A - FPMAX

First Eagle Core Plus Municipal Fund Class C - FPLCX

First Eagle Core Plus Municipal Fund Class I - FPMMX

First Eagle Core Plus Municipal Fund Class R6 - FPCPX

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGENX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$57	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$74,866,788,287
  Number of Portfolio Holdings226
  Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	83.9%
Commodities	10.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference4	10.4%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	1.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
SLB Ltd. (Energy Equipment & Services, United States)	1.5%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	1.3%
Prosus NV (Broadline Retail, China)	1.3%
Total	25.3%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.7%
OthersFootnote Reference1	3.7%
Consumer Discretionary	5.9%
Materials	6.1%
Energy	7.0%
Communication Services	8.0%
Health Care	8.8%
Information Technology	9.8%
Industrials	10.0%
Commodities	10.4%
Financials	12.0%
Consumer Staples	12.6%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	50.4%
United Kingdom	7.5%
Japan	6.5%
Canada	5.2%
South Korea	3.9%
France	3.9%
Switzerland	3.0%
Mexico	2.7%
Hong Kong	2.2%
China	2.0%
OthersFootnote Reference4	7.0%
Short-Term Investments	5.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGENX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FESGX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$97	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$74,866,788,287
  Number of Portfolio Holdings226
  Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	83.9%
Commodities	10.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference4	10.4%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	1.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
SLB Ltd. (Energy Equipment & Services, United States)	1.5%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	1.3%
Prosus NV (Broadline Retail, China)	1.3%
Total	25.3%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.7%
OthersFootnote Reference1	3.7%
Consumer Discretionary	5.9%
Materials	6.1%
Energy	7.0%
Communication Services	8.0%
Health Care	8.8%
Information Technology	9.8%
Industrials	10.0%
Commodities	10.4%
Financials	12.0%
Consumer Staples	12.6%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	50.4%
United Kingdom	7.5%
Japan	6.5%
Canada	5.2%
South Korea	3.9%
France	3.9%
Switzerland	3.0%
Mexico	2.7%
Hong Kong	2.2%
China	2.0%
OthersFootnote Reference4	7.0%
Short-Term Investments	5.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FESGX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | SGIIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$74,866,788,287
  Number of Portfolio Holdings226
  Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	83.9%
Commodities	10.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference4	10.4%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	1.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
SLB Ltd. (Energy Equipment & Services, United States)	1.5%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	1.3%
Prosus NV (Broadline Retail, China)	1.3%
Total	25.3%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.7%
OthersFootnote Reference1	3.7%
Consumer Discretionary	5.9%
Materials	6.1%
Energy	7.0%
Communication Services	8.0%
Health Care	8.8%
Information Technology	9.8%
Industrials	10.0%
Commodities	10.4%
Financials	12.0%
Consumer Staples	12.6%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	50.4%
United Kingdom	7.5%
Japan	6.5%
Canada	5.2%
South Korea	3.9%
France	3.9%
Switzerland	3.0%
Mexico	2.7%
Hong Kong	2.2%
China	2.0%
OthersFootnote Reference4	7.0%
Short-Term Investments	5.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | SGIIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEGRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$74,866,788,287
  Number of Portfolio Holdings226
  Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	83.9%
Commodities	10.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference4	10.4%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	1.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
SLB Ltd. (Energy Equipment & Services, United States)	1.5%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	1.3%
Prosus NV (Broadline Retail, China)	1.3%
Total	25.3%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.7%
OthersFootnote Reference1	3.7%
Consumer Discretionary	5.9%
Materials	6.1%
Energy	7.0%
Communication Services	8.0%
Health Care	8.8%
Information Technology	9.8%
Industrials	10.0%
Commodities	10.4%
Financials	12.0%
Consumer Staples	12.6%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	50.4%
United Kingdom	7.5%
Japan	6.5%
Canada	5.2%
South Korea	3.9%
France	3.9%
Switzerland	3.0%
Mexico	2.7%
Hong Kong	2.2%
China	2.0%
OthersFootnote Reference4	7.0%
Short-Term Investments	5.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEGRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGOVX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$17,191,174,042
  Number of Portfolio Holdings166
  Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	85.5%
Commodities	9.0%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	9.0%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	2.5%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Prosus NV (Broadline Retail, China)	1.9%
SMC Corp. (Machinery, Japan)	1.8%
Dassault Systemes SE (Software, France)	1.8%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.6%
Total	28.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
OthersFootnote Reference1	0.8%
Real Estate	3.0%
Health Care	4.6%
Energy	6.1%
Materials	8.0%
Commodities	9.0%
Information Technology	9.0%
Consumer Discretionary	9.4%
Industrials	11.9%
Financials	13.7%
Consumer Staples	18.7%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
Japan	14.7%
United Kingdom	12.5%
United StatesFootnote Reference3	10.9%
Canada	8.5%
South Korea	6.5%
France	6.5%
Switzerland	4.3%
Hong Kong	4.3%
Mexico	4.2%
Germany	3.2%
OthersFootnote Reference4	18.9%
Short-Term Investments	5.5%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGOVX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FESOX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$17,191,174,042
  Number of Portfolio Holdings166
  Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	85.5%
Commodities	9.0%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	9.0%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	2.5%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Prosus NV (Broadline Retail, China)	1.9%
SMC Corp. (Machinery, Japan)	1.8%
Dassault Systemes SE (Software, France)	1.8%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.6%
Total	28.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
OthersFootnote Reference1	0.8%
Real Estate	3.0%
Health Care	4.6%
Energy	6.1%
Materials	8.0%
Commodities	9.0%
Information Technology	9.0%
Consumer Discretionary	9.4%
Industrials	11.9%
Financials	13.7%
Consumer Staples	18.7%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
Japan	14.7%
United Kingdom	12.5%
United StatesFootnote Reference3	10.9%
Canada	8.5%
South Korea	6.5%
France	6.5%
Switzerland	4.3%
Hong Kong	4.3%
Mexico	4.2%
Germany	3.2%
OthersFootnote Reference4	18.9%
Short-Term Investments	5.5%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FESOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | SGOIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$17,191,174,042
  Number of Portfolio Holdings166
  Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	85.5%
Commodities	9.0%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	9.0%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	2.5%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Prosus NV (Broadline Retail, China)	1.9%
SMC Corp. (Machinery, Japan)	1.8%
Dassault Systemes SE (Software, France)	1.8%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.6%
Total	28.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
OthersFootnote Reference1	0.8%
Real Estate	3.0%
Health Care	4.6%
Energy	6.1%
Materials	8.0%
Commodities	9.0%
Information Technology	9.0%
Consumer Discretionary	9.4%
Industrials	11.9%
Financials	13.7%
Consumer Staples	18.7%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
Japan	14.7%
United Kingdom	12.5%
United StatesFootnote Reference3	10.9%
Canada	8.5%
South Korea	6.5%
France	6.5%
Switzerland	4.3%
Hong Kong	4.3%
Mexico	4.2%
Germany	3.2%
OthersFootnote Reference4	18.9%
Short-Term Investments	5.5%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | SGOIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEORX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$17,191,174,042
  Number of Portfolio Holdings166
  Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	85.5%
Commodities	9.0%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	9.0%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	2.5%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Prosus NV (Broadline Retail, China)	1.9%
SMC Corp. (Machinery, Japan)	1.8%
Dassault Systemes SE (Software, France)	1.8%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.6%
Total	28.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
OthersFootnote Reference1	0.8%
Real Estate	3.0%
Health Care	4.6%
Energy	6.1%
Materials	8.0%
Commodities	9.0%
Information Technology	9.0%
Consumer Discretionary	9.4%
Industrials	11.9%
Financials	13.7%
Consumer Staples	18.7%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
Japan	14.7%
United Kingdom	12.5%
United StatesFootnote Reference3	10.9%
Canada	8.5%
South Korea	6.5%
France	6.5%
Switzerland	4.3%
Hong Kong	4.3%
Mexico	4.2%
Germany	3.2%
OthersFootnote Reference4	18.9%
Short-Term Investments	5.5%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEORX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEVAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$59	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,652,642,257
  Number of Portfolio Holdings87
  Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	76.0%
Commodities	11.8%
Master Limited Partnerships	1.9%
Corporate Bonds	1.2%
Convertible Preferred Stocks	0.3%
Convertible Bonds	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	11.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.3%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.8%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Philip Morris International, Inc. (Tobacco, United States)	2.3%
Oracle Corp. (Software, United States)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.1%
Total	37.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	8.3%
Real Estate	4.6%
Consumer Staples	5.1%
Materials	6.4%
Industrials	7.8%
Information Technology	8.9%
Energy	10.3%
Financials	10.9%
Commodities	11.8%
Communication Services	12.2%
Health Care	13.7%

First Eagle U.S. Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEVAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEVCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,652,642,257
  Number of Portfolio Holdings87
  Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	76.0%
Commodities	11.8%
Master Limited Partnerships	1.9%
Corporate Bonds	1.2%
Convertible Preferred Stocks	0.3%
Convertible Bonds	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	11.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.3%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.8%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Philip Morris International, Inc. (Tobacco, United States)	2.3%
Oracle Corp. (Software, United States)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.1%
Total	37.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	8.3%
Real Estate	4.6%
Consumer Staples	5.1%
Materials	6.4%
Industrials	7.8%
Information Technology	8.9%
Energy	10.3%
Financials	10.9%
Commodities	11.8%
Communication Services	12.2%
Health Care	13.7%

First Eagle U.S. Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEVCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEVIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,652,642,257
  Number of Portfolio Holdings87
  Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	76.0%
Commodities	11.8%
Master Limited Partnerships	1.9%
Corporate Bonds	1.2%
Convertible Preferred Stocks	0.3%
Convertible Bonds	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	11.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.3%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.8%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Philip Morris International, Inc. (Tobacco, United States)	2.3%
Oracle Corp. (Software, United States)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.1%
Total	37.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	8.3%
Real Estate	4.6%
Consumer Staples	5.1%
Materials	6.4%
Industrials	7.8%
Information Technology	8.9%
Energy	10.3%
Financials	10.9%
Commodities	11.8%
Communication Services	12.2%
Health Care	13.7%

First Eagle U.S. Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEVIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEVRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,652,642,257
  Number of Portfolio Holdings87
  Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	76.0%
Commodities	11.8%
Master Limited Partnerships	1.9%
Corporate Bonds	1.2%
Convertible Preferred Stocks	0.3%
Convertible Bonds	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	11.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.3%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.8%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Philip Morris International, Inc. (Tobacco, United States)	2.3%
Oracle Corp. (Software, United States)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.1%
Total	37.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	8.3%
Real Estate	4.6%
Consumer Staples	5.1%
Materials	6.4%
Industrials	7.8%
Information Technology	8.9%
Energy	10.3%
Financials	10.9%
Commodities	11.8%
Communication Services	12.2%
Health Care	13.7%

First Eagle U.S. Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEVRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGGDX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$63	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$5,378,075,140
  Number of Portfolio Holdings28
  Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	73.1%
Commodities	25.0%
Rights	0.1%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	21.0%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	10.6%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	6.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
DPM Metals, Inc. (Metals & Mining, Canada)	4.9%
G Mining Ventures Corp. (Metals & Mining, Canada)	4.8%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.5%
Barrick Mining Corp. (Metals & Mining, Canada)	4.0%
Kinross Gold Corp. (Metals & Mining, Canada)	3.8%
Total	72.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.8%
Commodities	25.0%
Materials	73.2%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Table Summary
Canada	51.2%
United StatesFootnote Reference2	35.5%
Australia	4.0%
South Africa	2.8%
United Kingdom	2.6%
Mexico	2.1%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold and silver bullion.

First Eagle Gold Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | SGGDX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEGOX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$105	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$5,378,075,140
  Number of Portfolio Holdings28
  Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	73.1%
Commodities	25.0%
Rights	0.1%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	21.0%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	10.6%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	6.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
DPM Metals, Inc. (Metals & Mining, Canada)	4.9%
G Mining Ventures Corp. (Metals & Mining, Canada)	4.8%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.5%
Barrick Mining Corp. (Metals & Mining, Canada)	4.0%
Kinross Gold Corp. (Metals & Mining, Canada)	3.8%
Total	72.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.8%
Commodities	25.0%
Materials	73.2%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Table Summary
Canada	51.2%
United StatesFootnote Reference2	35.5%
Australia	4.0%
South Africa	2.8%
United Kingdom	2.6%
Mexico	2.1%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold and silver bullion.

First Eagle Gold Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEGOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEGIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$50	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$5,378,075,140
  Number of Portfolio Holdings28
  Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	73.1%
Commodities	25.0%
Rights	0.1%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	21.0%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	10.6%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	6.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
DPM Metals, Inc. (Metals & Mining, Canada)	4.9%
G Mining Ventures Corp. (Metals & Mining, Canada)	4.8%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.5%
Barrick Mining Corp. (Metals & Mining, Canada)	4.0%
Kinross Gold Corp. (Metals & Mining, Canada)	3.8%
Total	72.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.8%
Commodities	25.0%
Materials	73.2%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Table Summary
Canada	51.2%
United StatesFootnote Reference2	35.5%
Australia	4.0%
South Africa	2.8%
United Kingdom	2.6%
Mexico	2.1%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold and silver bullion.

First Eagle Gold Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEGIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEURX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$5,378,075,140
  Number of Portfolio Holdings28
  Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	73.1%
Commodities	25.0%
Rights	0.1%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)Footnote Reference3	21.0%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	10.6%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	6.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
DPM Metals, Inc. (Metals & Mining, Canada)	4.9%
G Mining Ventures Corp. (Metals & Mining, Canada)	4.8%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.5%
Barrick Mining Corp. (Metals & Mining, Canada)	4.0%
Kinross Gold Corp. (Metals & Mining, Canada)	3.8%
Total	72.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.8%
Commodities	25.0%
Materials	73.2%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Table Summary
Canada	51.2%
United StatesFootnote Reference2	35.5%
Australia	4.0%
South Africa	2.8%
United Kingdom	2.6%
Mexico	2.1%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold and silver bullion.

First Eagle Gold Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEBAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,524,689,685
  Number of Portfolio Holdings251
  Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	60.8%
U.S. Treasury Obligations	11.9%
Corporate Bonds	12.0%
Commodities	8.1%
Foreign Government Securities	2.0%
Preferred Stocks	1.6%
Convertible Preferred Stocks	1.3%
Master Limited Partnerships	1.1%
Convertible Bonds	0.3%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	0.7%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)	8.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.7%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.3%
Nestle SA (Registered) (Food Products, Switzerland)	1.8%
Unilever plc (Personal Care Products, United Kingdom)	1.7%
Power Corp. of Canada (Insurance, Canada)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
KT&G Corp. (Tobacco, South Korea)	1.6%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.6%
U.S. Treasury Notes (U.S. Treasury Obligations, United States)	1.5%
Total	24.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	0.7%
OthersFootnote Reference1	8.2%
Real Estate	5.0%
Materials	5.6%
Information Technology	6.4%
Industrials	6.7%
Energy	6.9%
Health Care	7.3%
Commodities	8.1%
U.S. Treasury Obligations	12.0%
Financials	14.6%
Consumer Staples	18.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	51.7%
United Kingdom	7.5%
Canada	5.9%
South Korea	5.4%
Hong Kong	4.3%
Switzerland	4.0%
Mexico	3.9%
Japan	3.4%
Brazil	2.6%
Netherlands	1.5%
OthersFootnote Reference4	9.1%
Short-Term Investments	0.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

First Eagle Global Income Builder Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEBAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEBCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$101	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,524,689,685
  Number of Portfolio Holdings251
  Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	60.8%
U.S. Treasury Obligations	11.9%
Corporate Bonds	12.0%
Commodities	8.1%
Foreign Government Securities	2.0%
Preferred Stocks	1.6%
Convertible Preferred Stocks	1.3%
Master Limited Partnerships	1.1%
Convertible Bonds	0.3%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	0.7%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)	8.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.7%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.3%
Nestle SA (Registered) (Food Products, Switzerland)	1.8%
Unilever plc (Personal Care Products, United Kingdom)	1.7%
Power Corp. of Canada (Insurance, Canada)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
KT&G Corp. (Tobacco, South Korea)	1.6%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.6%
U.S. Treasury Notes (U.S. Treasury Obligations, United States)	1.5%
Total	24.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	0.7%
OthersFootnote Reference1	8.2%
Real Estate	5.0%
Materials	5.6%
Information Technology	6.4%
Industrials	6.7%
Energy	6.9%
Health Care	7.3%
Commodities	8.1%
U.S. Treasury Obligations	12.0%
Financials	14.6%
Consumer Staples	18.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	51.7%
United Kingdom	7.5%
Canada	5.9%
South Korea	5.4%
Hong Kong	4.3%
Switzerland	4.0%
Mexico	3.9%
Japan	3.4%
Brazil	2.6%
Netherlands	1.5%
OthersFootnote Reference4	9.1%
Short-Term Investments	0.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

First Eagle Global Income Builder Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEBCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEBIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$48	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,524,689,685
  Number of Portfolio Holdings251
  Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	60.8%
U.S. Treasury Obligations	11.9%
Corporate Bonds	12.0%
Commodities	8.1%
Foreign Government Securities	2.0%
Preferred Stocks	1.6%
Convertible Preferred Stocks	1.3%
Master Limited Partnerships	1.1%
Convertible Bonds	0.3%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	0.7%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)	8.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.7%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.3%
Nestle SA (Registered) (Food Products, Switzerland)	1.8%
Unilever plc (Personal Care Products, United Kingdom)	1.7%
Power Corp. of Canada (Insurance, Canada)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
KT&G Corp. (Tobacco, South Korea)	1.6%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.6%
U.S. Treasury Notes (U.S. Treasury Obligations, United States)	1.5%
Total	24.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	0.7%
OthersFootnote Reference1	8.2%
Real Estate	5.0%
Materials	5.6%
Information Technology	6.4%
Industrials	6.7%
Energy	6.9%
Health Care	7.3%
Commodities	8.1%
U.S. Treasury Obligations	12.0%
Financials	14.6%
Consumer Staples	18.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	51.7%
United Kingdom	7.5%
Canada	5.9%
South Korea	5.4%
Hong Kong	4.3%
Switzerland	4.0%
Mexico	3.9%
Japan	3.4%
Brazil	2.6%
Netherlands	1.5%
OthersFootnote Reference4	9.1%
Short-Term Investments	0.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

First Eagle Global Income Builder Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEBIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEBRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,524,689,685
  Number of Portfolio Holdings251
  Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	60.8%
U.S. Treasury Obligations	11.9%
Corporate Bonds	12.0%
Commodities	8.1%
Foreign Government Securities	2.0%
Preferred Stocks	1.6%
Convertible Preferred Stocks	1.3%
Master Limited Partnerships	1.1%
Convertible Bonds	0.3%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	0.7%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Gold bullion (Precious Metal)	8.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.7%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.3%
Nestle SA (Registered) (Food Products, Switzerland)	1.8%
Unilever plc (Personal Care Products, United Kingdom)	1.7%
Power Corp. of Canada (Insurance, Canada)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.6%
KT&G Corp. (Tobacco, South Korea)	1.6%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	1.6%
U.S. Treasury Notes (U.S. Treasury Obligations, United States)	1.5%
Total	24.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	0.7%
OthersFootnote Reference1	8.2%
Real Estate	5.0%
Materials	5.6%
Information Technology	6.4%
Industrials	6.7%
Energy	6.9%
Health Care	7.3%
Commodities	8.1%
U.S. Treasury Obligations	12.0%
Financials	14.6%
Consumer Staples	18.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United StatesFootnote Reference3	51.7%
United Kingdom	7.5%
Canada	5.9%
South Korea	5.4%
Hong Kong	4.3%
Switzerland	4.0%
Mexico	3.9%
Japan	3.4%
Brazil	2.6%
Netherlands	1.5%
OthersFootnote Reference4	9.1%
Short-Term Investments	0.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

First Eagle Global Income Builder Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEBRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEFAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$472,780,719
  Number of Portfolio Holdings38
  Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.7%
Master Limited Partnerships	3.7%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Alphabet, Inc., Class A (Interactive Media & Services, United States)	8.0%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	6.1%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.2%
Comcast Corp., Class A (Diversified Telecommunication Services, United States)	4.1%
Schindler Holding AG (Machinery, Switzerland)	3.8%
Salesforce, Inc. (Software, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.7%
Total	46.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.6%
Real Estate	1.3%
Financials	1.6%
Energy	6.8%
Consumer Discretionary	7.6%
Consumer Staples	8.2%
Industrials	9.8%
Health Care	15.3%
Communication Services	16.3%
Information Technology	31.5%

First Eagle Rising Dividend Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEFAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEAMX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$86	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$472,780,719
  Number of Portfolio Holdings38
  Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.7%
Master Limited Partnerships	3.7%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Alphabet, Inc., Class A (Interactive Media & Services, United States)	8.0%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	6.1%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.2%
Comcast Corp., Class A (Diversified Telecommunication Services, United States)	4.1%
Schindler Holding AG (Machinery, Switzerland)	3.8%
Salesforce, Inc. (Software, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.7%
Total	46.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.6%
Real Estate	1.3%
Financials	1.6%
Energy	6.8%
Consumer Discretionary	7.6%
Consumer Staples	8.2%
Industrials	9.8%
Health Care	15.3%
Communication Services	16.3%
Information Technology	31.5%

First Eagle Rising Dividend Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEAMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEAIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$472,780,719
  Number of Portfolio Holdings38
  Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.7%
Master Limited Partnerships	3.7%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Alphabet, Inc., Class A (Interactive Media & Services, United States)	8.0%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	6.1%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.2%
Comcast Corp., Class A (Diversified Telecommunication Services, United States)	4.1%
Schindler Holding AG (Machinery, Switzerland)	3.8%
Salesforce, Inc. (Software, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.7%
Total	46.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.6%
Real Estate	1.3%
Financials	1.6%
Energy	6.8%
Consumer Discretionary	7.6%
Consumer Staples	8.2%
Industrials	9.8%
Health Care	15.3%
Communication Services	16.3%
Information Technology	31.5%

First Eagle Rising Dividend Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEAIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEFRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$472,780,719
  Number of Portfolio Holdings38
  Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.7%
Master Limited Partnerships	3.7%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Alphabet, Inc., Class A (Interactive Media & Services, United States)	8.0%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	6.1%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	4.6%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.2%
Comcast Corp., Class A (Diversified Telecommunication Services, United States)	4.1%
Schindler Holding AG (Machinery, Switzerland)	3.8%
Salesforce, Inc. (Software, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.7%
Total	46.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.6%
Real Estate	1.3%
Financials	1.6%
Energy	6.8%
Consumer Discretionary	7.6%
Consumer Staples	8.2%
Industrials	9.8%
Health Care	15.3%
Communication Services	16.3%
Information Technology	31.5%

First Eagle Rising Dividend Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEFRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FESAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$68	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,225,788,811
  Number of Portfolio Holdings234
  Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.1%
Exchange Traded Funds	0.6%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.3%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.2%
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components, United States)	1.2%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	1.1%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	1.0%
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components, United States)	1.0%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Oil States International, Inc. (Energy Equipment & Services, United States)	0.9%
ADTRAN Holdings, Inc. (Communications Equipment, United States)	0.9%
Total	10.4%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.3%
OthersFootnote Reference1	1.3%
Utilities	0.8%
Real Estate	2.8%
Consumer Staples	3.0%
Energy	6.8%
Consumer Discretionary	9.3%
Financials	9.6%
Health Care	10.2%
Materials	10.2%
Information Technology	19.5%
Industrials	21.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FESAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FECCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of March 27, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$19	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,225,788,811
  Number of Portfolio Holdings234
  Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.1%
Exchange Traded Funds	0.6%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.3%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.2%
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components, United States)	1.2%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	1.1%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	1.0%
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components, United States)	1.0%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Oil States International, Inc. (Energy Equipment & Services, United States)	0.9%
ADTRAN Holdings, Inc. (Communications Equipment, United States)	0.9%
Total	10.4%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.3%
OthersFootnote Reference1	1.3%
Utilities	0.8%
Real Estate	2.8%
Consumer Staples	3.0%
Energy	6.8%
Consumer Discretionary	9.3%
Financials	9.6%
Health Care	10.2%
Materials	10.2%
Information Technology	19.5%
Industrials	21.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FECCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FESCX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$55	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,225,788,811
  Number of Portfolio Holdings234
  Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.1%
Exchange Traded Funds	0.6%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.3%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.2%
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components, United States)	1.2%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	1.1%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	1.0%
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components, United States)	1.0%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Oil States International, Inc. (Energy Equipment & Services, United States)	0.9%
ADTRAN Holdings, Inc. (Communications Equipment, United States)	0.9%
Total	10.4%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.3%
OthersFootnote Reference1	1.3%
Utilities	0.8%
Real Estate	2.8%
Consumer Staples	3.0%
Energy	6.8%
Consumer Discretionary	9.3%
Financials	9.6%
Health Care	10.2%
Materials	10.2%
Information Technology	19.5%
Industrials	21.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FESCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FESRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,225,788,811
  Number of Portfolio Holdings234
  Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.1%
Exchange Traded Funds	0.6%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.3%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.2%
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components, United States)	1.2%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	1.1%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	1.0%
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components, United States)	1.0%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Oil States International, Inc. (Energy Equipment & Services, United States)	0.9%
ADTRAN Holdings, Inc. (Communications Equipment, United States)	0.9%
Total	10.4%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.3%
OthersFootnote Reference1	1.3%
Utilities	0.8%
Real Estate	2.8%
Consumer Staples	3.0%
Energy	6.8%
Consumer Discretionary	9.3%
Financials	9.6%
Health Care	10.2%
Materials	10.2%
Information Technology	19.5%
Industrials	21.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

First Eagle Small Cap Opportunity Fund Class R6 changed its expense limitation to 0.87% effective June 17, 2026.

First Eagle Small Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FESRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEMAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$67	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$69,306,750
  Number of Portfolio Holdings76
  Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.5%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.7%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.6%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.6%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.3%
nVent Electric plc (Electrical Equipment, United States)	2.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	2.1%
Entegris, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.0%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.0%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	2.0%
Littelfuse, Inc. (Electronic Equipment, Instruments & Components, United States)	2.0%
Total	22.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
Utilities	1.0%
Real Estate	3.7%
Consumer Staples	4.0%
Energy	5.0%
Materials	5.2%
Consumer Discretionary	7.8%
Financials	7.9%
Health Care	9.4%
Industrials	25.0%
Information Technology	25.5%

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEMAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FESMX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$69,306,750
  Number of Portfolio Holdings76
  Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.5%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.7%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.6%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.6%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.3%
nVent Electric plc (Electrical Equipment, United States)	2.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	2.1%
Entegris, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.0%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.0%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	2.0%
Littelfuse, Inc. (Electronic Equipment, Instruments & Components, United States)	2.0%
Total	22.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
Utilities	1.0%
Real Estate	3.7%
Consumer Staples	4.0%
Energy	5.0%
Materials	5.2%
Consumer Discretionary	7.8%
Financials	7.9%
Health Care	9.4%
Industrials	25.0%
Information Technology	25.5%

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FESMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEXRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$69,306,750
  Number of Portfolio Holdings76
  Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	94.5%
Short-Term Investments	5.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Silicon Motion Technology Corp., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.7%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.6%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.6%
Ultra Clean Holdings, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.3%
nVent Electric plc (Electrical Equipment, United States)	2.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	2.1%
Entegris, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.0%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.0%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	2.0%
Littelfuse, Inc. (Electronic Equipment, Instruments & Components, United States)	2.0%
Total	22.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	5.5%
Utilities	1.0%
Real Estate	3.7%
Consumer Staples	4.0%
Energy	5.0%
Materials	5.2%
Consumer Discretionary	7.8%
Financials	7.9%
Health Care	9.4%
Industrials	25.0%
Information Technology	25.5%

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEXRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FERAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$27,997,921
  Number of Portfolio Holdings69
  Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	91.8%
Master Limited Partnerships	4.4%
Commodities	1.7%
Exchange Traded Funds	0.8%
Short-Term Investments	1.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	3.5%
SK Square Co. Ltd. (Industrial Conglomerates, South Korea)	3.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.0%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.9%
Noble Corp. plc (Energy Equipment & Services, United States)	2.5%
CK Asset Holdings Ltd. (Real Estate Management & Development, Hong Kong)	2.3%
NAC Kazatomprom JSC, GDR (Oil, Gas & Consumable Fuels, Kazakhstan)	2.2%
NGEx Minerals Ltd. (Metals & Mining, Canada)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.2%
Total	27.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.3%
OthersFootnote Reference1	1.5%
Health Care	1.5%
Commodities	1.7%
Consumer Discretionary	2.0%
Consumer Staples	2.1%
Utilities	4.1%
Information Technology	4.9%
Industrials	14.0%
Real Estate	16.5%
Energy	19.6%
Materials	30.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United States	35.8%
Canada	19.8%
Mexico	7.5%
United Kingdom	6.9%
China	4.3%
Hong Kong	4.3%
South Korea	4.1%
Japan	3.4%
Australia	2.2%
Kazakhstan	2.2%
OthersFootnote Reference3	8.2%
Short-Term Investments	1.3%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FERAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEREX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$47	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$27,997,921
  Number of Portfolio Holdings69
  Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	91.8%
Master Limited Partnerships	4.4%
Commodities	1.7%
Exchange Traded Funds	0.8%
Short-Term Investments	1.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	3.5%
SK Square Co. Ltd. (Industrial Conglomerates, South Korea)	3.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.0%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.9%
Noble Corp. plc (Energy Equipment & Services, United States)	2.5%
CK Asset Holdings Ltd. (Real Estate Management & Development, Hong Kong)	2.3%
NAC Kazatomprom JSC, GDR (Oil, Gas & Consumable Fuels, Kazakhstan)	2.2%
NGEx Minerals Ltd. (Metals & Mining, Canada)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.2%
Total	27.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.3%
OthersFootnote Reference1	1.5%
Health Care	1.5%
Commodities	1.7%
Consumer Discretionary	2.0%
Consumer Staples	2.1%
Utilities	4.1%
Information Technology	4.9%
Industrials	14.0%
Real Estate	16.5%
Energy	19.6%
Materials	30.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United States	35.8%
Canada	19.8%
Mexico	7.5%
United Kingdom	6.9%
China	4.3%
Hong Kong	4.3%
South Korea	4.1%
Japan	3.4%
Australia	2.2%
Kazakhstan	2.2%
OthersFootnote Reference3	8.2%
Short-Term Investments	1.3%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEREX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FERRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$47	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$27,997,921
  Number of Portfolio Holdings69
  Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	91.8%
Master Limited Partnerships	4.4%
Commodities	1.7%
Exchange Traded Funds	0.8%
Short-Term Investments	1.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	3.5%
SK Square Co. Ltd. (Industrial Conglomerates, South Korea)	3.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	3.0%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.9%
Noble Corp. plc (Energy Equipment & Services, United States)	2.5%
CK Asset Holdings Ltd. (Real Estate Management & Development, Hong Kong)	2.3%
NAC Kazatomprom JSC, GDR (Oil, Gas & Consumable Fuels, Kazakhstan)	2.2%
NGEx Minerals Ltd. (Metals & Mining, Canada)	2.2%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.2%
Total	27.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	1.3%
OthersFootnote Reference1	1.5%
Health Care	1.5%
Commodities	1.7%
Consumer Discretionary	2.0%
Consumer Staples	2.1%
Utilities	4.1%
Information Technology	4.9%
Industrials	14.0%
Real Estate	16.5%
Energy	19.6%
Materials	30.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Table Summary
United States	35.8%
Canada	19.8%
Mexico	7.5%
United Kingdom	6.9%
China	4.3%
Hong Kong	4.3%
South Korea	4.1%
Japan	3.4%
Australia	2.2%
Kazakhstan	2.2%
OthersFootnote Reference3	8.2%
Short-Term Investments	1.3%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FERRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEHAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$65	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$7,289,314,846
  Number of Portfolio Holdings1,681
  Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Corporate Bonds	0.0%Footnote Reference2
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	2.0%
AA	16.3%
A	3.0%
BBB	4.9%
BB or lower	6.3%
N/R (Not Rated)	67.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Less than 0.05%.
Footnote[3]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FEHAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEHCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$102	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$7,289,314,846
  Number of Portfolio Holdings1,681
  Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Corporate Bonds	0.0%Footnote Reference2
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	2.0%
AA	16.3%
A	3.0%
BBB	4.9%
BB or lower	6.3%
N/R (Not Rated)	67.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Less than 0.05%.
Footnote[3]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FEHCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEHIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$7,289,314,846
  Number of Portfolio Holdings1,681
  Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Corporate Bonds	0.0%Footnote Reference2
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	2.0%
AA	16.3%
A	3.0%
BBB	4.9%
BB or lower	6.3%
N/R (Not Rated)	67.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Less than 0.05%.
Footnote[3]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FEHIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEHRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$7,289,314,846
  Number of Portfolio Holdings1,681
  Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Corporate Bonds	0.0%Footnote Reference2
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	2.0%
AA	16.3%
A	3.0%
BBB	4.9%
BB or lower	6.3%
N/R (Not Rated)	67.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Less than 0.05%.
Footnote[3]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FEHRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FDUAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$43	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,910,593,921
  Number of Portfolio Holdings813
  Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	99.3%Footnote Reference1
Corporate Bonds	0.7%
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	0.3%
AA	6.9%
A	3.7%
BBB	10.1%
BB or lower	13.6%
N/R (Not Rated)	65.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FDUAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FDYCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$81	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,910,593,921
  Number of Portfolio Holdings813
  Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	99.3%Footnote Reference1
Corporate Bonds	0.7%
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	0.3%
AA	6.9%
A	3.7%
BBB	10.1%
BB or lower	13.6%
N/R (Not Rated)	65.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FDYCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FDUIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,910,593,921
  Number of Portfolio Holdings813
  Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	99.3%Footnote Reference1
Corporate Bonds	0.7%
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	0.3%
AA	6.9%
A	3.7%
BBB	10.1%
BB or lower	13.6%
N/R (Not Rated)	65.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FDUIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FDURX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,910,593,921
  Number of Portfolio Holdings813
  Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	99.3%Footnote Reference1
Corporate Bonds	0.7%
Warrants	0.0%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	0.3%
AA	6.9%
A	3.7%
BBB	10.1%
BB or lower	13.6%
N/R (Not Rated)	65.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FDURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class A | FPMAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 20, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Core Plus Municipal Fund

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$28	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$19,844,752
  Number of Portfolio Holdings126
  Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	4.5%
AA	21.9%
A	17.4%
BBB	9.0%
BB or lower	4.1%
N/R (Not Rated)	43.1%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Core Plus Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class A | FPMAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class C | FPLCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 20, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Core Plus Municipal Fund

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$62	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$19,844,752
  Number of Portfolio Holdings126
  Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	4.5%
AA	21.9%
A	17.4%
BBB	9.0%
BB or lower	4.1%
N/R (Not Rated)	43.1%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Core Plus Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class C | FPLCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class I | FPMMX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 20, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Core Plus Municipal Fund

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$17	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$19,844,752
  Number of Portfolio Holdings126
  Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	4.5%
AA	21.9%
A	17.4%
BBB	9.0%
BB or lower	4.1%
N/R (Not Rated)	43.1%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Core Plus Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class I | FPMMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FPCPX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of December 12, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Core Plus Municipal Fund

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$15	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$19,844,752
  Number of Portfolio Holdings126
  Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

Table Summary
AAA	4.5%
AA	21.9%
A	17.4%
BBB	9.0%
BB or lower	4.1%
N/R (Not Rated)	43.1%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle Core Plus Municipal Fund

April 30, 2026

Semi-Annual Shareholder Report

Class R6 | FPCPX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Semiannual Report

April 30, 2026

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund*

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

First Eagle Core Plus Municipal Fund

*First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements”. Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Table of Contents

Item 7

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 83.8%
Belgium — 0.7%
Groupe Bruxelles Lambert NV	5,962,634	557,006,492
Brazil — 1.3%
Ambev SA, ADR	166,791,911	487,032,380
Itausa SA (Preference)	170,694,647	479,839,551
966,871,931
Canada — 5.1%
Agnico Eagle Mines Ltd.	1,999,447	375,984,648
Barrick Mining Corp.	8,831,179	347,418,582
Franco-Nevada Corp.	2,427,224	559,976,042
Imperial Oil Ltd.	6,867,104	919,894,169
Nutrien Ltd.	4,777,887	363,119,412
Power Corp. of Canada	10,763,570	600,480,977
Wheaton Precious Metals Corp.	5,348,148	676,326,796
3,843,200,626
China — 2.0%
Alibaba Group Holding Ltd.	31,743,592	523,166,583
Prosus NV	20,090,785	972,655,401
1,495,821,984
France — 3.9%
Danone SA	6,223,910	487,631,219
Dassault Systemes SE	38,890,364	876,340,600
Legrand SA	1,813,338	324,884,214
LVMH Moet Hennessy Louis Vuitton SE	1,880,097	1,004,365,638
Pluxee NV	1,724,952	24,510,955
Sodexo SA	2,131,829	108,432,405
Wendel SE	867,489	85,962,825
2,912,127,856
Germany — 1.5%
Brenntag SE	1,126,149	82,011,793
Henkel AG & Co. KGaA (Preference)	3,516,726	255,905,344
Merck KGaA	6,071,389	786,167,102
1,124,084,239

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 2.2%
AIA Group Ltd.	41,248,000	452,852,297
CK Asset Holdings Ltd.	54,929,000	346,011,820
Guoco Group Ltd. (a)	12,748,580	112,307,950
Hongkong Land Holdings Ltd.	31,759,300	251,090,258
Jardine Matheson Holdings Ltd.	7,051,271	480,701,316
1,642,963,641
Japan — 6.4%
Chofu Seisakusho Co. Ltd.	736,500	9,371,724
FANUC Corp.	12,514,500	552,804,331
Hirose Electric Co. Ltd.	1,585,215	220,376,105
Hoshizaki Corp.	6,107,800	198,592,468
Keyence Corp.	1,258,300	577,139,334
Mitsubishi Electric Corp.	8,365,600	335,719,820
MS&AD Insurance Group Holdings, Inc.	23,189,560	596,298,437
Secom Co. Ltd.	12,674,260	464,694,532
Shimano, Inc. (b)	4,397,890	461,404,104
SMC Corp.	1,831,956	900,849,601
Sompo Holdings, Inc.	11,283,000	419,901,562
T Hasegawa Co. Ltd. (b)	3,002,800	55,382,456
USS Co. Ltd.	2,597,200	28,119,536
4,820,654,010
Mexico — 2.7%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	789,499,358
Fresnillo plc	2,530,326	111,731,066
Grupo Mexico SAB de CV, Series B	35,426,045	387,752,801
Industrias Penoles SAB de CV*	2,256,672	113,773,422
Wal-Mart de Mexico SAB de CV	195,791,006	617,237,353
2,019,994,000
Netherlands — 1.1%
Heineken Holding NV	3,269,505	232,334,326
Heineken NV	3,154,853	245,604,810
Magnum Ice Cream Co. NV (The)*	12,312,089	179,759,036
Universal Music Group NV	7,867,984	164,972,804
822,670,976

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Norway — 0.3%
Orkla ASA	16,166,787	199,401,519
South Korea — 3.9%
Hyundai Mobis Co. Ltd.	772,734	223,489,314
KT&G Corp.	5,242,098	630,168,604
NAVER Corp.	1,857,627	266,833,691
Samsung Electronics Co. Ltd. (Preference)	12,016,075	1,296,942,180
Samsung Life Insurance Co. Ltd.	2,942,770	500,504,356
2,917,938,145
Sweden — 1.0%
Investor AB, Class A	3,193,610	127,822,871
Investor AB, Class B	11,255,824	456,824,166
Svenska Handelsbanken AB, Class A	10,429,006	148,195,475
732,842,512
Switzerland — 3.0%
Cie Financiere Richemont SA (Registered)	4,111,323	789,034,426
Nestle SA (Registered)	7,965,535	806,427,928
Schindler Holding AG	1,583,092	553,478,367
Schindler Holding AG (Registered)	211,870	70,942,804
2,219,883,525
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,820,692	721,103,273
Thailand — 0.3%
Bangkok Bank PCL, NVDR	40,367,500	201,407,604
United Kingdom — 7.5%
Berkeley Group Holdings plc* (b)	6,528,960	284,267,466
British American Tobacco plc	20,248,964	1,192,559,300
Derwent London plc, REIT	4,966,240	116,193,776
Diageo plc	25,584,133	517,295,537
Haleon plc	113,175,295	522,628,971
Lloyds Banking Group plc	332,182,803	451,537,101
Reckitt Benckiser Group plc	9,569,687	608,906,050
RELX plc	10,809,887	394,197,187
Rentokil Initial plc	8,558,692	57,700,661
Shell plc	17,526,038	791,312,950

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 7.5% (continued)
Unilever plc	11,461,692	671,208,495
5,607,807,494
United States — 39.9%
Alphabet, Inc., Class A	794,674	305,790,555
Alphabet, Inc., Class C	5,094,822	1,945,916,315
American Express Co.	1,190,268	384,516,077
Automatic Data Processing, Inc.	3,481,213	737,808,283
Bank of New York Mellon Corp. (The)	6,465,056	868,709,575
Becton Dickinson & Co.	8,058,756	1,201,076,994
Berkshire Hathaway, Inc., Class A*	434	308,964,600
Bio-Rad Laboratories, Inc., Class A*	1,878,739	526,272,369
Brown & Brown, Inc.	6,318,410	380,052,361
BXP, Inc., REIT	6,565,788	383,835,966
Carlisle Cos., Inc.	635,394	225,730,072
CH Robinson Worldwide, Inc.	3,550,252	645,471,316
Charter Communications, Inc., Class A*	2,556,040	422,181,127
Colgate-Palmolive Co.	5,342,322	456,020,606
Comcast Corp., Class A	24,979,449	675,444,301
Cullen/Frost Bankers, Inc.	1,742,359	252,520,090
Cummins, Inc.	541,374	363,267,368
Deere & Co.	381,724	225,167,536
Dentsply Sirona, Inc.	7,421,220	87,199,335
Dollar General Corp.	3,185,579	369,144,895
Douglas Emmett, Inc., REIT (b)	9,162,021	99,041,447
Elevance Health, Inc.	2,844,869	1,070,865,589
Equity Residential, REIT	6,189,955	404,699,258
Expeditors International of Washington, Inc.	4,060,640	600,528,050
Extra Space Storage, Inc., REIT	2,675,387	383,463,219
Exxon Mobil Corp.	4,275,095	659,775,411
Ferguson Enterprises, Inc.	444,071	118,882,247
Fidelity National Financial, Inc.	6,244,032	326,562,874
Fiserv, Inc.*	5,807,366	363,831,480
HCA Healthcare, Inc.	2,185,757	949,602,129
International Flavors & Fragrances, Inc.	6,578,172	461,787,674

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United States — 39.9% (continued)
IPG Photonics Corp.* (b)	3,102,485	368,947,516
JG Boswell Co.	2,485	1,334,445
Medtronic plc	6,658,084	539,105,061
Meta Platforms, Inc., Class A	2,286,474	1,399,116,305
Microsoft Corp.	957,189	390,322,530
Mills Music Trust (b)	31,592	695,024
Newmont Corp.	4,670,093	518,800,631
Noble Corp. plc (b)	9,907,985	505,604,475
NOV, Inc. (b)	21,344,615	436,710,823
Omnicom Group, Inc.	5,155,511	395,530,804
ONEOK, Inc.	8,222,844	760,284,156
Oracle Corp.	5,975,801	964,434,523
Philip Morris International, Inc.	4,267,398	704,419,388
PPG Industries, Inc.	4,627,995	502,137,458
Salesforce, Inc.	4,176,022	737,193,164
SLB Ltd.	20,475,698	1,164,657,702
Texas Instruments, Inc.	1,747,687	491,239,862
Universal Health Services, Inc., Class B	3,108,317	523,036,502
US Bancorp	5,965,007	337,977,297
Walt Disney Co. (The)	3,788,080	393,013,300
Warrior Met Coal, Inc.	1,381,912	124,164,793
Waters Corp.*	1,090,697	337,276,233
Weyerhaeuser Co., REIT	32,981,865	808,715,330
Willis Towers Watson plc	2,511,169	643,361,498
Workday, Inc., Class A*	5,355,997	655,574,033
29,907,781,972
Total Common Stocks (Cost $40,634,883,117)		62,713,561,799
Ounces
Commodities — 10.4%
Gold bullion* (Cost $1,570,176,332)	1,680,206	7,756,367,001

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡ (Cost $5,303,341)	5,467,000	5,309,824
Short-Term Investments — 5.6%
Commercial Paper — 5.3%
Aes Corp. (The) 4.02%, 05/01/2026 (d)(e)	88,727,000	88,717,071
Amazon.com, Inc. 3.63%, 06/08/2026 (d)	100,000,000	99,604,260
3.64%, 06/09/2026 (d)	100,000,000	99,594,070
BASF Agro Trademarks GmbH 3.99%, 06/01/2026 (d)(e)	100,000,000	99,644,920
Cargill, Inc. 3.63%, 05/01/2026 (d)(e)	47,993,000	47,988,158
Chevron Corp. 3.74%, 05/15/2026 (d)(e)	70,000,000	69,893,719
3.66%, 05/26/2026 (d)(e)	2,000,000	1,994,709
Cisco Systems, Inc. 3.69%, 05/04/2026 (d)(e)	86,667,000	86,632,082
3.69%, 05/05/2026 (d)(e)	86,667,000	86,623,337
3.66%, 05/12/2026 (d)(e)	75,000,000	74,909,033
3.64%, 05/13/2026 (d)(e)	13,750,000	13,731,924
3.68%, 05/27/2026 (d)(e)	52,000,000	51,856,683
Engie SA 3.74%, 05/19/2026 (d)(e)	75,000,000	74,850,787
3.76%, 05/29/2026 (d)(e)	45,000,000	44,863,668
3.76%, 06/02/2026 (d)(e)	50,000,000	49,827,345
3.80%, 06/04/2026 (d)(e)	62,500,000	62,270,819
3.80%, 06/05/2026 (d)(e)	62,500,000	62,264,125
3.83%, 07/06/2026 (d)(e)	75,000,000	74,464,748
3.87%, 07/20/2026 (d)(e)	70,000,000	69,394,570
3.86%, 07/21/2026 (d)(e)	71,429,000	70,803,475
3.87%, 07/24/2026 (d)(e)	30,000,000	29,727,528
Erste Abwicklungsanstalt 3.70%, 05/20/2026 (d)(e)	75,000,000	74,844,765

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 5.3% (continued)
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (d)(e)	72,191,000	72,183,239
Hydro-Quebec 3.68%, 05/29/2026 (d)(e)	75,000,000	74,777,235
3.74%, 07/22/2026 (d)(e)	53,571,000	53,114,955
Johnson & Johnson 3.63%, 05/07/2026 (d)(e)	102,000,000	101,928,406
3.62%, 05/12/2026 (d)(e)	75,000,000	74,909,535
3.62%, 05/13/2026 (d)(e)	100,000,000	99,869,260
3.69%, 05/28/2026 (d)(e)	65,000,000	64,815,647
3.74%, 06/23/2026 (d)(e)	100,000,000	99,452,200
3.70%, 06/29/2026 (d)(e)	40,000,000	39,756,668
Kreditanstalt fuer Wiederaufbau 3.65%, 05/06/2026 (d)(e)	100,000,000	99,938,860
3.65%, 05/21/2026 (d)(e)	50,000,000	49,894,415
3.79%, 06/16/2026 (d)(e)	45,000,000	44,784,562
3.77%, 06/22/2026 (d)(e)	41,250,000	41,026,941
Oracle Corp. 4.18%, 05/04/2026 (d)(e)	70,000,000	69,968,430
PepsiCo, Inc. 3.64%, 05/27/2026 (d)(e)	5,000,000	4,986,332
Philip Morris International, Inc. 3.76%, 05/08/2026 (d)(e)	100,000,000	99,917,990
3.76%, 05/14/2026 (d)(e)	100,000,000	99,856,370
3.76%, 05/15/2026 (d)(e)	50,000,000	49,923,045
3.76%, 05/18/2026 (d)(e)	50,000,000	49,907,520
3.76%, 05/21/2026 (d)(e)	81,018,000	80,842,928
3.76%, 05/22/2026 (d)(e)	100,000,000	99,773,520
3.76%, 05/26/2026 (d)(e)	30,000,000	29,919,552
3.76%, 05/27/2026 (d)(e)	41,018,000	40,903,720
3.74%, 06/02/2026 (d)(e)	50,000,000	49,829,455
3.81%, 06/16/2026 (d)(e)	33,750,000	33,585,897
3.81%, 06/17/2026 (d)(e)	100,000,000	99,503,470
Province of Quebec Canada 3.74%, 07/23/2026 (d)(e)	70,000,000	69,400,240
3.71%, 07/24/2026 (d)(e)	45,000,000	44,609,886

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 5.3% (continued)
PSP Capital, Inc. 3.69%, 05/26/2026 (d)(e)	27,500,000	27,426,149
3.69%, 05/28/2026 (d)(e)	50,000,000	49,855,365
3.79%, 08/24/2026 (d)(e)	55,110,000	54,439,234
Saudi Arabian Oil Co. 3.72%, 05/05/2026 (d)	70,000,000	69,963,789
3.74%, 05/08/2026 (d)	90,000,000	89,925,363
3.74%, 05/11/2026 (d)	90,000,000	89,897,238
3.72%, 05/18/2026 (d)	45,000,000	44,915,530
3.96%, 07/28/2026 (d)	94,891,000	93,974,220
3.96%, 08/03/2026 (d)	75,000,000	74,227,463
3.97%, 08/05/2026 (d)	15,000,000	14,842,349
TotalEnergies Capital SA 3.85%, 06/15/2026 (d)(e)	70,000,000	69,660,885
Western Union Co. (The) 3.85%, 05/01/2026 (d)(e)	40,330,000	40,325,673
Total Commercial Paper (Cost $3,993,758,040)		3,993,335,332
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills 3.75%, 05/14/2026 (d)	40,000,000	39,948,253
3.54%, 06/18/2026 (d)	40,000,000	39,807,567
3.58%, 08/06/2026 (d)	60,000,000	59,419,253
3.63%, 09/17/2026 (d)	40,000,000	39,444,927
3.65%, 10/29/2026 (d)(f)	50,000,000	49,101,284
Total U.S. Treasury Obligations (Cost $227,741,914)		227,721,284

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 3.61% (g) (Cost $437,805)	437,805	437,805
Total Short-Term Investments (Cost $4,221,937,759)		4,221,494,421
Total Investments — 99.8% (Cost $46,432,300,549)		74,696,733,045
Other Assets Less Liabilities — 0.2%		170,055,242
Net Assets — 100.0%		74,866,788,287
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.

(a) Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $112,307,950, which represents approximately 0.15% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/04 - 12/29/20	$115,604,847.20	$8.81
(b)
Affiliated company as defined under the Investment Company Act of 1940.
(c)
Represents less than 0.05% of net assets.
(d)
The rate shown was the current yield as of April 30, 2026.
(e)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $3,316,391,050, which represents approximately 4.43% of net assets of the Fund.
(f)
All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)
Represents 7-day effective yield as of April 30, 2026.

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,989,445,496
Aggregate gross unrealized depreciation	(1,712,926,362)
Net unrealized appreciation	$28,276,519,134
Federal income tax cost of investments	$46,432,300,549

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	19,337,505	USD	26,259,945	JPMorgan Chase Bank	05/05/2026	$53,537
EUR	362,389,000	USD	423,697,971	Goldman Sachs	05/07/2026	1,679,517
GBP	61,590,000	USD	82,963,263	Goldman Sachs	05/07/2026	845,065
JPY	20,552,420,000	USD	130,849,627	Goldman Sachs	05/07/2026	462,806
USD	428,477,882	EUR	362,389,000	Goldman Sachs	05/07/2026	3,100,394
USD	132,942,337	JPY	20,552,420,000	Goldman Sachs	05/07/2026	1,629,904
USD	508,845,287	EUR	425,091,000	JPMorgan Chase Bank	06/03/2026	9,210,329
USD	84,703,074	GBP	61,532,000	JPMorgan Chase Bank	06/03/2026	976,113
USD	503,965,870	EUR	425,091,000	UBS AG	07/08/2026	3,552,925
USD	291,693,869	EUR	246,734,000	Bank of New York Mellon	08/05/2026	916,962
USD	74,227,255	EUR	62,702,000	Goldman Sachs	09/02/2026	260,974
Total unrealized appreciation						22,688,526
USD	82,995,605	GBP	61,590,000	Goldman Sachs	05/07/2026	(812,724)
USD	261,058	JPY	40,899,959	JPMorgan Chase Bank	05/07/2026	(258)
USD	12,380,512	GBP	9,139,000	JPMorgan Chase Bank	06/03/2026	(54,980)
USD	116,803,071	JPY	18,430,123,000	JPMorgan Chase Bank	06/03/2026	(1,238,256)
USD	117,061,992	JPY	18,430,123,000	UBS AG	07/08/2026	(1,313,969)
USD	208,067,709	EUR	178,357,000	Bank of New York Mellon	08/05/2026	(2,126,658)
USD	117,228,037	JPY	18,430,123,000	Bank of New York Mellon	08/05/2026	(1,424,413)
USD	379,615,474	EUR	323,132,000	Goldman Sachs	09/02/2026	(1,566,501)
USD	86,370,090	GBP	64,006,000	Goldman Sachs	09/02/2026	(657,027)
USD	117,518,814	JPY	18,430,123,000	Goldman Sachs	09/02/2026	(1,407,102)
Total unrealized depreciation						(10,601,888)
Net unrealized appreciation						$12,086,638

Abbreviations

ADR
— American Depositary Receipt
EUR
— Euro
GBP
— British Pound
JPY
— Japanese Yen
NVDR
— Non-Voting Depositary Receipt
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT
— Real Estate Investment Trust
USD
— United States Dollar

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.7%
Automobile Components	0.3
Banks	2.4
Beverages	3.1
Broadline Retail	2.0
Building Products	0.3
Capital Markets	1.2
Chemicals	1.9
Commercial Services & Supplies	0.7
Commodities	10.4
Consumer Finance	0.5
Consumer Staples Distribution & Retail	1.3
Diversified Telecommunication Services	0.9
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	2.8
Entertainment	0.7
Financial Services	2.5
Food Products	2.4
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	3.4
Hotels, Restaurants & Leisure	0.2
Household Durables	0.4
Household Products	1.7
Industrial Conglomerates	0.8
Insurance	5.3
Interactive Media & Services	5.3
Leisure Products	0.6
Life Sciences Tools & Services	1.1
Machinery	3.8
Media	1.1
Metals & Mining	4.3
Office REITs	0.7
Oil, Gas & Consumable Fuels	4.2
Personal Care Products	0.9
Pharmaceuticals	1.8
Professional Services	1.5
Real Estate Management & Development	0.8
Residential REITs	0.5
Semiconductors & Semiconductor Equipment	1.7
Software	4.9
Specialized REITs	1.6
Specialty Retail	0.0 *
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	2.4
Tobacco	3.3
Trading Companies & Distributors	0.3
Short-Term Investments	5.6
Total Investments	99.8%
*
Represents less than 0.05% of net assets.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 4.0%
Japan — 0.7%
Chofu Seisakusho Co. Ltd.^	$26,654,002		$—	$(17,613,572)	$(6,417,621)
Shimano, Inc.	460,748,849		—	—	—
T Hasegawa Co. Ltd.	52,610,563		—	—	—
540,013,414			—	(17,613,572)	(6,417,621)
United Kingdom — 0.4%
Berkeley Group Holdings plc*	345,869,867		—	—	—
United States — 2.9%
CH Robinson Worldwide, Inc.^	1,165,095,270		—	(730,808,175)	427,720,586
Dentsply Sirona, Inc.^	131,597,695		—	(35,590,560)	(106,329,606)
Douglas Emmett, Inc., REIT	118,556,552		—	—	—
IPG Photonics Corp.*	282,581,546		—	(27,669,212)	(11,389,251)
Mills Music Trust	758,208		—	—	—
Noble Corp. plc	268,309,482		25,908,804	—	—
NOV, Inc.	412,527,030		—	(136,934,179)	(146,450,597)
2,379,425,783			25,908,804	(931,002,126)	163,551,132
Total Common Stocks	3,265,309,064		25,908,804	(948,615,698)	157,133,511
Total	$3,265,309,064		$25,908,804	$(948,615,698)	$157,133,511

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2026	Shares at April 30, 2026	Dividend Income
Common Stocks — 4.0%
Japan — 0.7%
Chofu Seisakusho Co. Ltd.^	$6,748,915	$9,371,724	736,500	$222,153
Shimano, Inc.	655,255	461,404,104	4,397,890	4,298,562
T Hasegawa Co. Ltd.	2,771,893	55,382,456	3,002,800	846,124
10,176,063		526,158,284	8,137,190	5,366,839
United Kingdom — 0.4%
Berkeley Group Holdings plc*	(61,602,401)	284,267,466	6,528,960	—
United States — 2.9%
CH Robinson Worldwide, Inc.^	(216,536,365)	645,471,316	3,550,252	7,131,057
Dentsply Sirona, Inc.^	97,521,806	87,199,335	7,421,220	1,669,757
Douglas Emmett, Inc., REIT	(19,515,105)	99,041,447	9,162,021	3,481,568
IPG Photonics Corp.*	125,424,433	368,947,516	3,102,485	—
Mills Music Trust	(63,184)	695,024	31,592	113,543
Noble Corp. plc	211,386,189	505,604,475	9,907,985	9,524,853
NOV, Inc.	307,568,569	436,710,823	21,344,615	4,489,745
505,786,343		2,143,669,936	54,520,170	26,410,523
Total Common Stocks	454,360,005	2,954,095,686	69,186,320	31,777,362
Total	$454,360,005	$2,954,095,686	69,186,320	$31,777,362
*
Non-income producing security.
^
Represents an unaffiliated issuer as of April 30, 2026.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 85.3%
Belgium — 1.5%
Groupe Bruxelles Lambert NV	2,647,836	247,350,725
Legris Industries SA*‡ (a)(b)(c)	905,366	12,814,749
260,165,474
Brazil — 2.1%
Ambev SA, ADR	71,992,235	210,217,326
Itausa SA (Preference)	53,091,184	149,244,574
359,461,900
Canada — 8.4%
Agnico Eagle Mines Ltd.	441,349	82,993,172
Barrick Mining Corp.	2,389,769	94,013,512
CAE, Inc.*	762,974	19,940,057
Franco-Nevada Corp.	569,583	131,406,427
Imperial Oil Ltd.	4,144,349	555,163,061
North West Co., Inc. (The)	386,850	14,490,321
Nutrien Ltd.	2,034,099	154,591,524
Power Corp. of Canada	4,200,347	234,330,103
Wheaton Precious Metals Corp.	1,272,045	160,862,811
1,447,790,988
Chile — 0.6%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	107,357,098
China — 3.0%
Alibaba Group Holding Ltd.	11,353,228	187,112,709
Prosus NV	6,838,277	331,061,582
518,174,291
Faroe Islands — 0.3%
Bakkafrost P/F	1,113,537	55,528,414
Finland — 0.4%
Kesko OYJ, Class B	2,642,196	64,997,239
France — 6.6%
Danone SA	2,404,340	188,375,353
Dassault Systemes SE	13,379,077	301,479,008
Laurent-Perrier (c)	558,938	55,234,997
Legrand SA	738,408	132,295,856
LVMH Moet Hennessy Louis Vuitton SE	655,309	350,072,279

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
France — 6.6% (continued)
Pluxee NV	648,564	9,215,864
Sodexo SA	641,855	32,647,028
Wendel SE	439,181	43,520,136
1,112,840,521
Germany — 3.2%
Brenntag SE	557,632	40,609,547
FUCHS SE (Preference)	2,806,353	132,339,910
Henkel AG & Co. KGaA (Preference)	1,433,672	104,325,536
Merck KGaA	2,061,073	266,882,552
544,157,545
Hong Kong — 4.3%
AIA Group Ltd.	13,725,400	150,688,007
CK Asset Holdings Ltd.	22,300,000	140,473,404
Guoco Group Ltd. (d)	7,806,340	68,769,545
Hongkong Land Holdings Ltd.	15,344,600	121,315,003
Jardine Matheson Holdings Ltd.	3,666,800	249,974,165
731,220,124
Indonesia — 0.3%
Astra International Tbk. PT	149,362,500	51,745,004
Japan — 14.7%
As One Corp. (c)	3,793,160	52,600,007
Chofu Seisakusho Co. Ltd.	400,900	5,101,322
FANUC Corp.	5,230,800	231,060,681
Hirose Electric Co. Ltd.	845,630	117,559,224
Hoshizaki Corp.	3,460,800	112,526,411
Kansai Paint Co. Ltd. (c)	11,635,930	174,626,115
Keyence Corp.	399,900	183,420,503
Mitsubishi Electric Corp.	4,235,300	169,966,787
MS&AD Insurance Group Holdings, Inc.	7,767,100	199,723,910
Nagaileben Co. Ltd. (c)	1,687,224	18,301,538
Nihon Kohden Corp.	6,792,300	63,265,312
OBIC Business Consultants Co. Ltd.	2,532,400	99,535,170
Secom Co. Ltd.	5,385,700	197,463,626
Shimano, Inc.	1,644,070	172,487,408

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Japan — 14.7% (continued)
SK Kaken Co. Ltd.	437,805	29,391,144
SMC Corp.	619,690	304,727,564
Sompo Holdings, Inc.	3,779,100	140,640,786
T Hasegawa Co. Ltd.	1,906,436	35,161,552
TIS, Inc.	7,843,200	170,942,776
USS Co. Ltd.	3,806,100	41,208,135
2,519,709,971
Mexico — 4.1%
Fomento Economico Mexicano SAB de CV, ADR	2,392,395	282,876,785
Fresnillo plc	912,946	40,312,762
Grupo Mexico SAB de CV, Series B	11,275,209	123,411,853
Industrias Penoles SAB de CV*	1,328,232	66,964,761
Wal-Mart de Mexico SAB de CV	66,665,288	210,164,434
723,730,595
Netherlands — 2.4%
HAL Trust	644,459	129,041,313
Heineken Holding NV	1,150,489	81,754,910
Heineken NV	1,280,847	99,713,738
Magnum Ice Cream Co. NV (The)*	3,886,413	56,742,430
Universal Music Group NV	2,704,183	56,700,249
423,952,640
Norway — 0.9%
Orkla ASA	13,060,096	161,083,522
Singapore — 2.1%
Haw Par Corp. Ltd. (c)	17,062,813	231,154,910
UOL Group Ltd.	15,760,500	131,847,901
363,002,811
South Korea — 6.6%
Fursys, Inc. (c)	872,463	21,117,463
Hyundai Mobis Co. Ltd.	397,654	115,009,071
KT&G Corp.	2,242,051	269,523,795
NAVER Corp.	569,050	81,739,613
NongShim Co. Ltd.	176,897	45,422,562

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
South Korea — 6.6% (continued)
Samsung Electronics Co. Ltd. (Preference)	4,008,416	432,644,086
Samsung Life Insurance Co. Ltd.	910,865	154,919,311
1,120,375,901
Sweden — 2.7%
Industrivarden AB, Class C	1,572,517	82,739,112
Investor AB, Class B	5,814,646	235,990,791
L E Lundbergforetagen AB, Class B	975,693	56,555,590
Svenska Handelsbanken AB, Class A	5,974,046	84,890,793
460,176,286
Switzerland — 4.4%
Cie Financiere Richemont SA (Registered)	1,408,218	270,261,539
Nestle SA (Registered)	2,510,489	254,161,013
Schindler Holding AG	535,676	187,282,279
Schindler Holding AG (Registered)	82,435	27,602,634
739,307,465
Taiwan — 1.6%
Taiwan Secom Co. Ltd.	8,545,694	30,518,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	615,989	243,968,603
274,486,795
Thailand — 0.6%
Bangkok Bank PCL, NVDR	17,878,859	89,203,893
Thai Beverage PCL	52,214,985	17,229,960
106,433,853
Turkey — 0.3%
AG Anadolu Grubu Holding A/S	70,243,230	48,711,741
United Kingdom — 12.4%
Berkeley Group Holdings plc*	2,512,868	109,408,944
Big Yellow Group plc, REIT	6,244,189	76,640,957
British American Tobacco plc	5,917,064	348,484,481
Diageo plc	8,514,762	172,163,285
Great Portland Estates plc, REIT	11,481,288	48,306,819
Haleon plc	34,476,039	159,205,919
Lloyds Banking Group plc	135,650,077	184,389,565

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 12.4% (continued)
Reckitt Benckiser Group plc	3,203,087	203,808,030
RELX plc	3,710,151	135,295,687
Shell plc	10,886,066	491,513,541
Unilever plc	3,555,707	208,225,866
2,137,443,094
United States — 1.8%
Newmont Corp.	1,356,289	150,670,145
Willis Towers Watson plc	626,200	160,432,440
311,102,585
Total Common Stocks (Cost $9,154,526,152)		14,642,955,857
Ounces
Commodities — 9.0%
Gold bullion* (Cost $262,659,572)	335,600	1,549,237,301
	Principal Amount ($)
Short-Term Investments — 5.4%
Commercial Paper — 4.9%
Aes Corp. (The) 4.02%, 05/01/2026 (e)(f)	76,027,000	76,018,493
Cargill, Inc. 3.63%, 05/01/2026 (e)(f)	41,124,000	41,119,851
Cisco Systems, Inc. 3.69%, 05/04/2026 (e)(f)	13,333,000	13,327,628
3.69%, 05/05/2026 (e)(f)	13,333,000	13,326,283
Engie SA 3.74%, 05/19/2026 (e)(f)	25,000,000	24,950,262
3.76%, 05/29/2026 (e)(f)	30,000,000	29,909,112
3.80%, 06/04/2026 (e)(f)	12,500,000	12,454,164
3.80%, 06/05/2026 (e)(f)	12,500,000	12,452,825
3.83%, 06/18/2026 (e)(f)	30,000,000	29,844,657
3.87%, 07/20/2026 (e)(f)	30,000,000	29,740,530
3.86%, 07/21/2026 (e)(f)	28,571,000	28,320,795
3.87%, 07/24/2026 (e)(f)	20,000,000	19,818,352

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.9% (continued)
Erste Abwicklungsanstalt 3.70%, 05/20/2026 (e)(f)	25,000,000	24,948,255
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (e)(f)	61,858,000	61,851,350
Hydro-Quebec 3.74%, 07/22/2026 (e)(f)	21,429,000	21,246,577
Johnson & Johnson 3.70%, 06/29/2026 (e)(f)	35,000,000	34,787,084
Kreditanstalt fuer Wiederaufbau 3.79%, 06/16/2026 (e)(f)	20,000,000	19,904,250
3.77%, 06/22/2026 (e)(f)	13,750,000	13,675,647
Philip Morris International, Inc. 3.76%, 05/21/2026 (e)(f)	18,982,000	18,940,982
3.76%, 05/26/2026 (e)(f)	20,000,000	19,946,368
3.76%, 05/27/2026 (e)(f)	8,982,000	8,956,975
3.81%, 06/16/2026 (e)(f)	11,250,000	11,195,299
Province of Quebec Canada 3.74%, 07/23/2026 (e)(f)	30,000,000	29,742,960
3.71%, 07/24/2026 (e)(f)	30,000,000	29,739,924
PSP Capital, Inc. 3.69%, 05/26/2026 (e)(f)	10,000,000	9,973,145
3.79%, 08/24/2026 (e)(f)	20,390,000	20,141,825
Saudi Arabian Oil Co. 3.74%, 05/08/2026 (e)	10,000,000	9,991,707
3.74%, 05/11/2026 (e)	10,000,000	9,988,582
3.72%, 05/18/2026 (e)	30,000,000	29,943,687
3.96%, 07/28/2026 (e)	35,109,000	34,769,798
3.96%, 08/03/2026 (e)	25,000,000	24,742,488
3.97%, 08/05/2026 (e)	35,000,000	34,632,146
TotalEnergies Capital SA 3.85%, 06/15/2026 (e)(f)	30,000,000	29,854,665
Western Union Co. (The) 3.85%, 05/01/2026 (e)(f)	34,558,000	34,554,292
Total Commercial Paper (Cost $864,900,673)		864,810,958

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills 3.75%, 05/14/2026 (e)	15,000,000	14,980,595
3.54%, 06/18/2026 (e)	15,000,000	14,927,837
3.58%, 08/06/2026 (e)	22,500,000	22,282,220
3.63%, 09/17/2026 (e)	15,000,000	14,791,848
3.65%, 10/29/2026 (e)(g)	15,000,000	14,730,385
Total U.S. Treasury Obligations (Cost $81,720,716)		81,712,885
	Shares
Investment Companies — 0.0% (h)
JPMorgan US Government Money Market Fund 3.61% (i) (Cost $372,917)	372,917	372,917
Total Short-Term Investments (Cost $946,994,306)		946,896,760
Total Investments — 99.7% (Cost $10,364,180,030)		17,139,089,918
Other Assets Less Liabilities — 0.3%		52,084,124
Net Assets — 100.0%		17,191,174,042
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $12,814,749, which represents approximately 0.07% of net assets of the Fund.
Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04		$23,433,066	$14.15
(b)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $12,814,749, which represents approximately 0.07% of net assets of the Fund.
(c)
Affiliated company as defined under the Investment Company Act of 1940.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

(d)
Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2026 amounted to $68,769,545, which represents approximately 0.40% of net assets of the Fund.
Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/03 - 09/15/09	$57,283,838	$8.81
(e)
The rate shown was the current yield as of April 30, 2026.
(f)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $720,742,550, which represents approximately 4.19% of net assets of the Fund.
(g)
All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)
Represents less than 0.05% of net assets.
(i)
Represents 7-day effective yield as of April 30, 2026.

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,044,704,714
Aggregate gross unrealized depreciation	(265,229,053)
Net unrealized appreciation	$6,779,475,661
Federal income tax cost of investments	$10,364,180,030

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	146,700,000	USD	171,518,706	Goldman Sachs	05/07/2026	$679,891
GBP	23,196,000	USD	31,243,310	Goldman Sachs	05/07/2026	320,548
JPY	9,136,502,000	USD	58,168,716	Goldman Sachs	05/07/2026	205,739
USD	173,453,679	EUR	146,700,000	Goldman Sachs	05/07/2026	1,255,082
USD	59,099,022	JPY	9,136,502,000	Goldman Sachs	05/07/2026	724,568
USD	219,892,750	EUR	183,685,000	JPMorgan Chase Bank	06/03/2026	3,996,749
USD	35,560,920	GBP	25,833,000	JPMorgan Chase Bank	06/03/2026	409,802
USD	226,686,453	EUR	191,203,000	UBS AG	07/08/2026	1,604,161
USD	110,671,161	EUR	93,613,000	Bank of New York Mellon	08/05/2026	347,903
USD	43,783,213	EUR	36,985,000	Goldman Sachs	09/02/2026	153,936
Total unrealized appreciation						9,698,379
USD	5,256,505	HKD	41,174,306	JPMorgan Chase Bank	05/05/2026	(550)
USD	31,257,770	GBP	23,196,000	Goldman Sachs	05/07/2026	(306,088)
USD	3,210,615	GBP	2,370,000	JPMorgan Chase Bank	06/03/2026	(14,258)
USD	61,797,386	JPY	9,750,886,000	JPMorgan Chase Bank	06/03/2026	(655,128)
USD	61,934,375	JPY	9,750,886,000	UBS AG	07/08/2026	(695,186)
USD	105,076,194	EUR	90,072,000	Bank of New York Mellon	08/05/2026	(1,073,982)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2026 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,022,224	JPY	9,750,886,000	Bank of New York Mellon	08/05/2026	$(753,619)
USD	153,245,611	EUR	130,444,000	Goldman Sachs	09/02/2026	(632,375)
USD	34,488,080	GBP	25,554,000	Goldman Sachs	09/02/2026	(256,959)
USD	62,176,067	JPY	9,750,886,000	Goldman Sachs	09/02/2026	(744,461)
Total unrealized depreciation						(5,132,606)
Net unrealized appreciation						$4,565,773

Abbreviations

ADR
— American Depositary Receipt
EUR
— Euro
GBP
— British Pound
JPY
— Japanese Yen
NVDR
— Non-Voting Depositary Receipt
OYJ
— Public Limited Company
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT
— Real Estate Investment Trust
USD
— United States Dollar
Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Automobile Components	0.7
Banks	3.0
Beverages	5.9
Broadline Retail	3.0
Chemicals	3.1
Commercial Services & Supplies	1.4
Commodities	9.0
Consumer Staples Distribution & Retail	1.7
Electrical Equipment	1.8
Electronic Equipment, Instruments & Components	1.8
Entertainment	0.3
Financial Services	4.7
Food Products	4.4
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.2
Household Durables	0.6
Household Products	1.8
Industrial Conglomerates	2.5
Insurance	6.1
Interactive Media & Services	0.5
IT Services	1.0
Leisure Products	1.0
Machinery	5.2
Metals & Mining	4.9

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Office REITs	0.3%
Oil, Gas & Consumable Fuels	6.1
Personal Care Products	1.2
Pharmaceuticals	3.8
Professional Services	0.8
Real Estate Management & Development	2.3
Semiconductors & Semiconductor Equipment	1.4
Software	2.4
Specialized REITs	0.4
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	3.6
Tobacco	3.6
Trading Companies & Distributors	0.2
Short-Term Investments	5.4
Total Investments	99.7%

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 3.8%
Belgium — 0.1%
Legris Industries SA*‡ (a)(b)	$18,836,441		$—	$—	$—
Chile — 0.6%
Cia Cervecerias Unidas SA, ADR	121,164,179		—	—	—
France — 0.3%
Laurent-Perrier	60,302,725		—	—	—
Japan — 1.4%
As One Corp.^	47,229,259		13,668,394	—	—
Kansai Paint Co. Ltd.	186,761,374		—	—	—
Nagaileben Co. Ltd.^	19,224,127		—	—	—
253,214,760			13,668,394	—	—
Singapore — 1.3%
Haw Par Corp. Ltd.	220,986,185		—	(29,905,933)	20,146,618
South Korea — 0.1%
Fursys, Inc.	27,850,881		—	—	—
Total Common Stocks	702,355,171		13,668,394	(29,905,933)	20,146,618
Total	$702,355,171		$13,668,394	$(29,905,933)	$20,146,618

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Overseas Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2026	Shares at April 30, 2026	Dividend Income
Common Stocks — 3.8%
Belgium — 0.1%
Legris Industries SA*‡ (a)(b)	$(6,021,692)	$12,814,749	905,366	$—
Chile — 0.6%
Cia Cervecerias Unidas SA, ADR	(13,807,081)	107,357,098	9,392,572	2,210,168
France — 0.3%
Laurent-Perrier	(5,067,728)	55,234,997	558,938	—
Japan — 1.4%
As One Corp.^	(8,297,646)	52,600,007	3,793,160	682,709
Kansai Paint Co. Ltd.	(12,135,259)	174,626,115	11,635,930	3,596,035
Nagaileben Co. Ltd.^	(922,589)	18,301,538	1,687,224	—
(21,355,494)		245,527,660	17,116,314	4,278,744
Singapore — 1.3%
Haw Par Corp. Ltd.	19,928,040	231,154,910	17,062,813	—
South Korea — 0.1%
Fursys, Inc.	(6,733,418)	21,117,463	872,463	476,892
Total Common Stocks	(33,057,373)	673,206,877	45,908,466	6,965,804
Total	$(33,057,373)	$673,206,877	45,908,466	$6,965,804
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
^
Represents an unaffiliated issuer as of October 31, 2025.
(a)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $12,814,749, which represents approximately 0.07% of net assets of the Fund.
(b)
Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $81,584,294, which represents approximately 0.47% of net assets of the Fund.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 76.0%
Air Freight & Logistics — 3.3%
CH Robinson Worldwide, Inc.	157,059	28,554,897
Expeditors International of Washington, Inc.	178,464	26,393,041
54,947,938
Banks — 1.6%
Cullen/Frost Bankers, Inc.	58,259	8,443,477
US Bancorp	330,658	18,735,082
27,178,559
Building Products — 0.5%
Carlisle Cos., Inc.	22,556	8,013,245
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	359,594	48,318,646
Chemicals — 3.0%
International Flavors & Fragrances, Inc.	225,090	15,801,318
Nutrien Ltd. (Canada)	190,937	14,511,212
PPG Industries, Inc.	170,744	18,525,724
48,838,254
Commercial Services & Supplies — 0.1%
Rentokil Initial plc (United Kingdom)	280,275	1,889,547
Consumer Finance — 1.1%
American Express Co.	54,483	17,600,733
Consumer Staples Distribution & Retail — 0.9%
Dollar General Corp.	121,513	14,080,926
Diversified Telecommunication Services — 1.7%
Comcast Corp., Class A	1,020,363	27,590,616
Electronic Equipment, Instruments & Components — 1.3%
IPG Photonics Corp.*	176,842	21,030,051
Energy Equipment & Services — 3.9%
Noble Corp. plc	404,639	20,648,728
NOV, Inc.	773,493	15,825,667
SLB Ltd.	486,530	27,673,826
64,148,221
Entertainment — 0.8%
Walt Disney Co. (The)	126,744	13,149,690

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class A*	20	14,238,000
Fiserv, Inc.*	193,124	12,099,219
26,337,219
Health Care Equipment & Supplies — 4.4%
Becton Dickinson & Co.	308,619	45,996,576
Dentsply Sirona, Inc.	438,439	5,151,658
Medtronic plc	276,170	22,361,485
73,509,719
Health Care Providers & Services — 7.3%
Elevance Health, Inc.	122,276	46,027,132
HCA Healthcare, Inc.	107,199	46,572,605
Universal Health Services, Inc., Class B	170,425	28,677,415
121,277,152
Household Products — 1.9%
Colgate-Palmolive Co.	365,303	31,182,264
Insurance — 2.8%
Brown & Brown, Inc.	211,288	12,708,973
Fidelity National Financial, Inc.	207,940	10,875,262
Willis Towers Watson plc	88,365	22,639,113
46,223,348
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C	196,694	75,125,306
Meta Platforms, Inc., Class A	89,616	54,836,927
129,962,233
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A*	56,329	15,778,879
Waters Corp.*	41,769	12,916,228
28,695,107
Machinery — 2.0%
Cummins, Inc.	32,433	21,762,867
Deere & Co.	20,543	12,117,700
33,880,567

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Media — 1.8%
Charter Communications, Inc., Class A*	100,613	16,618,249
Omnicom Group, Inc.	175,288	13,448,096
30,066,345
Metals & Mining — 3.4%
Agnico Eagle Mines Ltd. (Canada)	48,620	9,142,715
Barrick Mining Corp. (Canada)	265,504	10,444,927
Franco-Nevada Corp. (Canada)	56,012	12,922,325
Newmont Corp.	172,283	19,138,918
Warrior Met Coal, Inc.	59,876	5,379,859
57,028,744
Office REITs — 1.0%
BXP, Inc., REIT	217,101	12,691,724
Douglas Emmett, Inc., REIT	359,380	3,884,898
16,576,622
Oil, Gas & Consumable Fuels — 4.0%
Exxon Mobil Corp.	211,376	32,621,658
ONEOK, Inc.	371,116	34,313,385
66,935,043
Professional Services — 1.5%
Automatic Data Processing, Inc.	115,736	24,529,088
Residential REITs — 1.2%
Equity Residential, REIT	296,839	19,407,334
Semiconductors & Semiconductor Equipment — 1.3%
Texas Instruments, Inc.	77,717	21,844,694
Software — 6.1%
Microsoft Corp.	32,219	13,138,264
Oracle Corp.	225,941	36,464,618
Salesforce, Inc.	162,341	28,658,057
Workday, Inc., Class A*	177,923	21,777,775
100,038,714
Specialized REITs — 2.4%
Extra Space Storage, Inc., REIT	89,280	12,796,502
Weyerhaeuser Co., REIT	1,099,030	26,948,216
39,744,718

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Tobacco — 2.3%
Philip Morris International, Inc.	232,098	38,312,417
Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc.	15,912	4,259,801
Total Common Stocks (Cost $752,699,584)		1,256,597,555
Ounces
Commodities — 11.7%
Gold bullion* (Cost $38,726,877)	42,046	194,099,905
Shares
Master Limited Partnerships — 1.9%
Oil, Gas & Consumable Fuels — 1.9%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	30,631,243
	Principal Amount ($)
Corporate Bonds — 1.2%
Energy Equipment & Services — 0.2%
Noble Finance II LLC 8.00%, 04/15/2030 (a)	2,725,000	2,834,180
Transocean International Ltd. 8.50%, 05/15/2031 (a)	990,000	1,046,898
3,881,078
Financial Services — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (a)	5,500,000	5,775,000
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡	600,000	582,750
Embecta Corp. 5.00%, 02/15/2030 (a)	3,000,000	2,818,399
3,401,149
Machinery — 0.1%
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,490,000	1,456,898

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,593,526
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,742,270
5,335,796
Total Corporate Bonds (Cost $18,948,264)		19,849,921
Convertible Preferred Stocks — 0.3%
Banks — 0.3%
Bank of America Corp. Series L, 7.25%, (c) (Cost $5,693,463)	4,250	5,196,773
Convertible Bonds — 0.3%
Software — 0.3%
Strategy, Inc. 0.00%, 12/01/2029 (d) (Cost $4,368,458)	5,300,000	4,578,670
	Shares
Preferred Stocks — 0.2%
Banks — 0.2%
US Bancorp, Series A(CME Term SOFR 3 Month + 1.28%), 4.95%, 04/12/23 (b)(c)	1,600	1,257,456
US Bancorp, Series B(CME Term SOFR 3 Month + 0.86%), 4.53%, 03/07/24 (b)(c)	64,000	1,204,480
2,461,936
Total Preferred Stocks (Cost $2,758,655)		2,461,936
	Principal Amount ($)
Short-Term Investments — 8.3%
Commercial Paper — 4.4%
Aes Corp. (The) 4.02%, 05/01/2026 (a)(e)	10,127,000	10,125,867
Cargill, Inc. 3.63%, 05/01/2026 (a)(e)	5,478,000	5,477,447

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.4% (continued)
Chevron Corp. 3.66%, 05/26/2026 (a)(e)	2,000,000	1,994,709
Cisco Systems, Inc. 3.64%, 05/13/2026 (a)(e)	15,000,000	14,980,281
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (a)(e)	8,240,000	8,239,114
Johnson & Johnson 3.64%, 05/07/2026 (a)(e)	13,000,000	12,990,876
3.69%, 05/28/2026 (a)(e)	10,000,000	9,971,638
PepsiCo, Inc. 3.64%, 05/27/2026 (a)(e)	5,000,000	4,986,332
Western Union Co. (The) 3.85%, 05/01/2026 (a)(e)	4,603,000	4,602,506
Total Commercial Paper (Cost $73,376,672)		73,368,770
Shares
Investment Companies — 0.0% (f)
JPMorgan US Government Money Market Fund 3.61% (g) (Cost $68,816)	68,816	68,816
	Principal Amount ($)
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills 3.75%, 05/14/2026 (e)	15,000,000	14,980,595
3.54%, 06/18/2026 (e)	5,000,000	4,975,946
3.58%, 08/06/2026 (e)	10,000,000	9,903,209
3.62%, 09/17/2026 (e)	20,000,000	19,722,463
3.65%, 10/29/2026 (e)	15,000,000	14,730,385
Total U.S. Treasury Obligations (Cost $64,316,925)		64,312,598
Total Short-Term Investments (Cost $137,762,413)		137,750,184
Total Investments — 99.9% (Cost $978,259,460)		1,651,166,187
Other Assets Less Liabilities — 0.1%		1,476,070
Net Assets — 100.0%		1,652,642,257
*
Non-income producing security.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

‡
Value determined using significant unobservable inputs.
(a)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $87,300,145, which represents approximately 5.28% of net assets of the Fund.
(b)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2026.
(c)
Perpetual security. The rate reflected was the rate in effect on April 30, 2026. The maturity date reflects the next call date.
(d)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(e)
The rate shown was the current yield as of April 30, 2026.
(f)
Represents less than 0.05% of net assets.
(g)
Represents 7-day effective yield as of April 30, 2026.

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$719,503,287
Aggregate gross unrealized depreciation	(46,596,560)
Net unrealized appreciation	$672,906,727
Federal income tax cost of investments	$978,259,460

Abbreviations

REIT
— Real Estate Investment Trust
SOFR
— Secured Overnight Financing Rate

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Gold Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 71.8%
Australia — 4.0%
Northern Star Resources Ltd.	9,618,216	147,430,295
Ora Banda Mining Ltd.*	67,547,630	66,039,790
213,470,085
Canada — 50.2%
Agnico Eagle Mines Ltd.	2,082,360	391,575,967
Alamos Gold, Inc., Class A	6,016,287	240,057,979
B2Gold Corp.	9,464,869	42,783,005
Barrick Mining Corp.	5,478,443	215,521,948
DPM Metals, Inc.	7,787,384	261,480,903
Franco-Nevada Corp.	1,139,163	262,812,162
G Mining Ventures Corp.*	7,475,419	259,095,761
Kinross Gold Corp.	6,818,875	206,202,780
Novagold Resources, Inc.*	8,203,790	66,122,547
Orla Mining Ltd.	4,695,667	61,532,648
Pan American Silver Corp.	2,336,852	122,283,241
Wheaton Precious Metals Corp.	4,498,645	568,898,647
2,698,367,588
Mexico — 2.1%
Fresnillo plc	1,185,685	52,356,040
Industrias Penoles SAB de CV*	1,177,131	59,346,782
111,702,822
South Africa — 2.7%
Gold Fields Ltd., ADR	3,435,881	145,956,225
United Kingdom — 2.5%
Anglogold Ashanti plc	1,454,746	136,353,343
United States — 10.3%
Newmont Corp.	3,359,970	373,259,067
Royal Gold, Inc.	774,867	180,838,461
554,097,528
Total Common Stocks (Cost $987,171,359)		3,859,947,591

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Gold Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Ounces	Value ($)
Commodities — 24.5%
Gold bullion*	245,240	1,132,106,024
Silver bullion*	2,528,606	186,358,279
Total Commodities (Cost $801,311,016)		1,318,464,303
Number of Rights
Rights — 0.1%
Canada — 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029* (Cost $45,973,716)	6,835,667	4,767,878
	Principal Amount ($)
Short-Term Investments — 1.8%
Commercial Paper — 1.8%
Aes Corp. (The) 4.02%, 05/01/2026 (a)(b)	35,193,000	35,189,062
Cargill, Inc. 3.63%, 05/01/2026 (a)(b)	19,036,000	19,034,079
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (a)(b)	28,634,000	28,630,922
Western Union Co. (The) 3.85%, 05/01/2026 (a)(b)	15,997,000	15,995,284
Total Commercial Paper (Cost $98,860,000)		98,849,347
	Shares
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 3.61% (d) (Cost $184,790)	184,790	184,790
Total Short-Term Investments (Cost $99,044,790)		99,034,137
Total Investments — 98.2% (Cost $1,933,500,881)		5,282,213,909
Other Assets Less Liabilities — 1.8%		95,861,231
Net Assets — 100.0%		5,378,075,140
*
Non-income producing security.
(a)
The rate shown was the current yield as of April 30, 2026.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Gold Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

(b)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $98,849,347, which represents approximately 1.84% of net assets of the Fund.
(c)
Represents less than 0.05% of net assets.
(d)
Represents 7-day effective yield as of April 30, 2026.

Abbreviations

ADR
— American Depositary Receipt
CVR
— Contingent Value Rights
Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.5%
Metals & Mining	71.9
Short-Term Investments	1.8
Total Investments	98.2%

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,389,929,519
Aggregate gross unrealized depreciation	(41,216,491)
Net unrealized appreciation	$3,348,713,028
Federal income tax cost of investments	$1,933,500,881

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 60.4%
Brazil — 1.9%
Ambev SA, ADR	9,345,635	27,289,254
Itausa SA (Preference)	6,814,915	19,157,401
46,446,655
Canada — 5.3%
Agnico Eagle Mines Ltd.	16,806	3,160,273
Barrick Mining Corp.	90,496	3,560,113
Franco-Nevada Corp.	42,649	9,839,396
Franco-Nevada Corp.	12,162	2,801,395
Imperial Oil Ltd.	167,669	22,460,376
Nutrien Ltd.	216,409	16,447,084
Power Corp. of Canada	771,188	43,023,246
Wheaton Precious Metals Corp.	258,816	32,729,871
134,021,754
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR	1,327,830	15,177,097
Quinenco SA	2,083,758	10,189,412
25,366,509
China — 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	4,909,800	4,841,017
Finland — 0.3%
Kesko OYJ, Class B	318,997	7,847,232
France — 0.9%
Danone SA	91,535	7,171,589
Dassault Systemes SE	445,717	10,043,617
Sodexo SA	58,674	2,984,368
Wendel SE	19,995	1,981,381
22,180,955
Germany — 0.8%
FUCHS SE (Preference)	318,042	14,997,988
Henkel AG & Co. KGaA (Preference)	56,692	4,125,367
19,123,355

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 4.2%
CK Asset Holdings Ltd.	2,483,000	15,641,052
Hongkong Land Holdings Ltd.	4,334,700	34,270,306
Jardine Matheson Holdings Ltd.	836,500	57,026,124
106,937,482
Japan — 3.4%
ABC-Mart, Inc.	376,400	6,414,584
FANUC Corp.	347,200	15,336,902
Keyence Corp.	34,000	15,594,641
MS&AD Insurance Group Holdings, Inc.	189,700	4,877,963
Nagaileben Co. Ltd.	22,700	246,230
Secom Co. Ltd.	353,400	12,957,210
Shimano, Inc.	108,300	11,362,281
SMC Corp.	11,200	5,507,510
Sompo Holdings, Inc.	204,800	7,621,718
Subaru Corp.	57,300	853,496
USS Co. Ltd.	429,800	4,653,387
85,425,922
Kazakhstan — 0.3%
NAC Kazatomprom JSC, GDR (a)	91,042	8,049,967
Mexico — 3.2%
Coca-Cola Femsa SAB de CV, ADR	209,249	21,255,513
Fomento Economico Mexicano SAB de CV, ADR	211,291	24,983,048
Grupo Mexico SAB de CV, Series B	2,455,064	26,871,697
Wal-Mart de Mexico SAB de CV	2,703,627	8,523,270
81,633,528
Netherlands — 1.5%
HAL Trust	40,521	8,113,601
Heineken Holding NV	159,417	11,328,333
Heineken NV	104,162	8,108,995
Magnum Ice Cream Co. NV (The)*	327,779	4,785,641
Universal Music Group NV	263,240	5,519,513
37,856,083
Norway — 0.7%
Orkla ASA	1,466,932	18,093,173

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Singapore — 0.7%
United Overseas Bank Ltd.	386,000	10,992,917
UOL Group Ltd.	764,200	6,393,082
17,385,999
South Korea — 5.0%
KT&G Corp.	336,727	40,478,981
Samsung Electronics Co. Ltd.	136,886	20,613,346
Samsung Electronics Co. Ltd. (Preference)	372,602	40,216,398
Samsung Life Insurance Co. Ltd.	143,349	24,380,702
125,689,427
Sweden — 0.6%
Svenska Handelsbanken AB, Class A	996,753	14,163,793
Switzerland — 3.9%
Cie Financiere Richemont SA (Registered)	168,707	32,377,809
Nestle SA (Registered)	442,697	44,818,487
Schindler Holding AG	55,939	19,557,313
Schindler Holding AG (Registered)	7,544	2,526,042
99,279,651
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,703	20,081,430
Thailand — 0.7%
Bangkok Bank PCL, NVDR	2,528,900	12,617,568
Thai Beverage PCL	17,954,100	5,924,515
18,542,083
United Kingdom — 7.4%
Berkeley Group Holdings plc*	214,849	9,354,412
British American Tobacco plc	1,137,981	67,021,198
Diageo plc	647,666	13,095,411
Great Portland Estates plc, REIT	523,564	2,202,864
Haleon plc	4,109,584	18,977,531
Lloyds Banking Group plc	8,731,943	11,869,357
Reckitt Benckiser Group plc	233,998	14,888,971
RELX plc	169,491	6,180,719
Unilever plc	748,614	43,839,607
187,430,070

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United States — 17.6%
Analog Devices, Inc.	48	19,308
Bank of New York Mellon Corp. (The)	31,920	4,289,090
Becton Dickinson & Co.	271,846	40,515,928
Brown & Brown, Inc.	114,040	6,859,506
BXP, Inc., REIT	97,307	5,688,567
CH Robinson Worldwide, Inc. (b)	21,711	3,947,277
Charter Communications, Inc., Class A*	75,635	12,492,633
Colgate-Palmolive Co.	219,518	18,738,057
Comcast Corp., Class A	756,536	20,456,733
Cullen/Frost Bankers, Inc.	45,719	6,626,055
Dollar General Corp.	15,479	1,793,707
Douglas Emmett, Inc., REIT	1,158,198	12,520,120
Elevance Health, Inc.	40,851	15,377,133
Equity Residential, REIT	345,193	22,568,718
Extra Space Storage, Inc., REIT	45,039	6,455,440
Exxon Mobil Corp.	244,613	37,751,124
Fidelity National Financial, Inc.	105,623	5,524,083
Fiserv, Inc.*	87,419	5,476,800
General Dynamics Corp.	97	33,397
HCA Healthcare, Inc.	60,290	26,192,991
IDACORP, Inc.	19,120	2,824,789
Medtronic plc	233,926	18,940,988
Noble Corp. plc	279,611	14,268,549
Omnicom Group, Inc.	139,697	10,717,554
ONEOK, Inc.	153,360	14,179,666
Philip Morris International, Inc.	162,513	26,826,021
PPG Industries, Inc.	14,351	1,557,084
Royal Gold, Inc.	53,300	12,439,154
Salesforce, Inc.	40,778	7,198,540
SLB Ltd.	153,224	8,715,381
Texas Instruments, Inc.	73,633	20,696,764
Universal Health Services, Inc., Class B	46,778	7,871,334
US Bancorp	326,193	18,482,095
Vail Resorts, Inc.	12,576	1,599,416

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United States — 17.6% (continued)
Warrior Met Coal, Inc.	91,934	8,260,270
Waters Corp.*	34,455	10,654,520
Weyerhaeuser Co., REIT	268,036	6,572,243
445,131,035
Total Common Stocks (Cost $1,074,928,926)		1,525,527,120
	Principal Amount ($)
Corporate Bonds — 11.9%
Australia — 0.1%
Nufarm Australia Ltd. 5.00%, 01/27/2030 (c)	2,595,000	2,385,516
Brazil — 0.3%
Petrobras Global Finance BV 5.13%, 09/10/2030	3,750,000	3,716,438
6.25%, 01/10/2036	3,900,000	3,895,515
7,611,953
Canada — 0.5%
South Bow USA Infrastructure Holdings LLC 5.58%, 10/01/2034	3,300,000	3,288,361
Transcanada Trust Series 16-A, 5.88%, 08/15/2076 (d)	10,307,000	10,321,543
13,609,904
Chile — 0.2%
Latam Airlines Group SA 7.63%, 01/07/2031 (c)	3,856,000	3,913,840
Germany — 0.3%
IHO Verwaltungs GmbH 7.75%, (7.75% Cash or 8.50% PIK),11/15/2030 (c)	3,650,000	3,761,387
8.00%, (8.00% Cash or 8.75% PIK),11/15/2032 (c)	2,300,000	2,378,039
6,139,426
Mexico — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (c)	9,000,000	9,450,000

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Norway — 0.5%
DNB Boligkreditt A/S (NIBOR 3 Month + 0.45%), 4.79%, 10/05/2027 (d)	96,000,000	10,410,923
(NIBOR 3 Month + 0.45%), 4.59%, 02/08/2028‡ (d)	22,000,000	2,387,546
12,798,469
Saudi Arabia — 0.1%
Saudi Arabian Oil Co. 4.75%, 06/02/2030 (c)	3,450,000	3,441,227
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 09/06/2026	2,425,000	2,417,657
United States — 9.4%
ACCO Brands Corp. 4.25%, 03/15/2029 (c)	6,858,000	6,124,125
American Airlines, Inc. 5.75%, 04/20/2029 (c)	502,000	502,341
AMN Healthcare, Inc. 6.50%, 01/15/2031 (c)	3,100,000	3,089,103
Aramark Services, Inc. 5.00%, 02/01/2028 (c)	2,700,000	2,694,561
Bank of New York Mellon Corp. (The) Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (d)(e)	4,475,000	4,459,855
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(e)	9,889,000	9,772,083
Blackstone Private Credit Fund 6.00%, 01/29/2032	3,723,000	3,656,674
6.00%, 11/22/2034	2,700,000	2,563,493
Canpack Group, Inc. 6.00%, 05/15/2031 (c)	500,000	500,234
Canpack SA 3.88%, 11/15/2029 (c)	5,350,000	5,061,365
Carnival Corp. 4.00%, 08/01/2028 (c)	1,206,000	1,177,502
CCO Holdings LLC 5.13%, 05/01/2027 (c)	557,000	556,385
5.38%, 06/01/2029 (c)	1,900,000	1,869,334
6.38%, 09/01/2029 (c)	1,835,000	1,838,193
7.38%, 03/01/2031 (c)	5,400,000	5,465,999

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.4% (continued)
7.00%, 02/01/2033 (c)	3,300,000	3,252,920
Centene Corp. 4.25%, 12/15/2027	1,939,000	1,927,686
4.63%, 12/15/2029	4,150,000	4,045,827
2.50%, 03/01/2031	5,400,000	4,706,307
Charles River Laboratories International, Inc. 4.25%, 05/01/2028 (c)	4,682,000	4,597,654
3.75%, 03/15/2029 (c)	1,522,000	1,455,440
4.00%, 03/15/2031 (c)	5,200,000	4,854,902
Charter Communications Operating LLC 4.20%, 03/15/2028	3,640,000	3,602,182
Clarivate Science Holdings Corp. 3.88%, 07/01/2028 (c)	3,900,000	3,766,662
Crown Americas LLC 5.25%, 04/01/2030	900,000	903,455
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	4,075,000	3,770,309
Diamond Foreign Asset Co. 8.50%, 10/01/2030 (c)	1,597,000	1,684,075
Dollar General Corp. 3.50%, 04/03/2030	2,750,000	2,628,667
Edgewell Personal Care Co. 5.50%, 06/01/2028 (c)	1,770,000	1,766,370
4.13%, 04/01/2029 (c)	5,257,000	5,024,194
Embecta Corp. 5.00%, 02/15/2030 (c)	4,893,000	4,596,809
6.75%, 02/15/2030 (c)	2,292,000	2,143,944
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (d)	6,705,000	6,688,304
Fair Isaac Corp. 4.00%, 06/15/2028 (c)	2,764,000	2,694,721
6.25%, 09/15/2034 (c)	2,500,000	2,460,869
HCA, Inc. 3.50%, 09/01/2030	2,788,000	2,650,862
5.45%, 04/01/2031	4,150,000	4,260,737
7.50%, 11/06/2033	3,700,000	4,180,410
Iron Mountain, Inc. REIT, 4.88%, 09/15/2027 (c)	3,609,000	3,600,936

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.4% (continued)
REIT, 5.25%, 03/15/2028 (c)	1,005,000	1,004,085
REIT, 5.00%, 07/15/2028 (c)	1,596,000	1,590,782
REIT, 4.88%, 09/15/2029 (c)	3,372,000	3,325,423
KFC Holding Co. 4.75%, 06/01/2027 (c)	2,322,000	2,317,803
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,800,000	1,797,878
Lamb Weston Holdings, Inc. 4.13%, 01/31/2030 (c)	4,983,000	4,773,874
Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	3,825,000	3,847,382
Mellon Capital IV Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 4.51%, 12/31/2164 (d)(e)	6,183,000	5,213,618
MSCI, Inc. 4.00%, 11/15/2029 (c)	4,725,000	4,590,081
3.63%, 11/01/2031 (c)	2,750,000	2,551,954
Noble Finance II LLC 8.00%, 04/15/2030 (c)	7,900,000	8,216,521
Oracle Corp. 6.25%, 11/09/2032	2,000,000	2,052,810
4.90%, 02/06/2033	4,500,000	4,272,288
5.20%, 09/26/2035	4,500,000	4,192,994
5.95%, 09/26/2055	4,250,000	3,559,921
Pershing Square Holdings Ltd. 5.50%, 10/28/2032 (c)	10,400,000	10,350,625
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	6,359,000	6,217,727
Service Corp. International 4.63%, 12/15/2027	1,749,000	1,736,196
5.13%, 06/01/2029	857,000	855,280
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,903,875
4.25%, 06/01/2028 (c)	782,000	770,643
Transocean International Ltd. 8.50%, 05/15/2031 (c)	1,437,000	1,519,589
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 09/01/2026 (d)(e)	14,157,000	14,162,394

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.4% (continued)
US Foods, Inc. 4.63%, 06/01/2030 (c)	2,500,000	2,445,125
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	2,725,000	2,731,924
WESCO Distribution, Inc. 7.25%, 06/15/2028 (c)	2,136,000	2,141,349
5.50%, 04/15/2034 (c)	5,867,000	5,851,910
William Carter Co. (The) 7.38%, 02/15/2031 (c)	2,100,000	2,158,716
237,748,256
Total Corporate Bonds (Cost $295,647,746)		299,516,248
U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds 6.63%, 02/15/2027	32,302,200	33,023,321
6.13%, 11/15/2027	33,867,400	35,013,071
U.S. Treasury Inflation Linked Notes 0.13%, 04/15/2027	9,780,800	11,284,079
1.25%, 04/15/2028	10,725,000	11,758,617
2.13%, 04/15/2029	24,153,000	26,298,944
1.63%, 04/15/2030	25,350,000	26,429,761
1.88%, 07/15/2034	24,965,000	26,314,242
U.S. Treasury Notes 4.25%, 01/15/2028	16,700,000	16,798,504
3.50%, 01/31/2028	38,500,000	38,248,848
3.88%, 07/15/2028	19,850,000	19,841,471
3.88%, 04/15/2029	12,700,000	12,687,102
4.00%, 03/31/2030	11,450,000	11,460,734
3.88%, 03/31/2031	12,700,000	12,615,664
3.38%, 05/15/2033	13,750,000	13,050,683
3.88%, 08/15/2034	5,300,000	5,143,070
Total U.S. Treasury Obligations (Cost $299,695,245)		299,968,111

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Ounces	Value ($)
Commodities — 8.0%
Gold bullion* (Cost $53,814,698)	44,062	203,403,336
	Principal Amount ($)
Foreign Government Securities — 2.0%
Australia — 0.3%
Commonwealth of Australia 4.75%, 04/21/2027 (a)	AUD	8,800,000	6,336,891
Brazil — 0.4%
Federative Republic of Brazil 10.00%, 01/01/2027	BRL	55,000,000	10,864,160
Chile — 0.1%
Republic of Chile 3.50%, 01/31/2034		3,800,000	3,463,320
Indonesia — 0.1%
Republic of Indonesia 4.85%, 01/11/2033		3,450,000	3,432,282
Israel — 0.1%
State of Israel Government Bond 5.38%, 03/12/2029		2,400,000	2,440,959
Mexico — 0.3%
United Mexican States 4.75%, 04/27/2032		7,800,000	7,530,900
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia 4.75%, 01/18/2028 (c)		3,800,000	3,815,076
4.88%, 07/18/2033 (c)		3,750,000	3,729,735
7,544,811
South Korea — 0.4%
Republic of Korea 4.00%, 12/10/2031	KRW	12,600,000,000	8,550,355
Total Foreign Government Securities (Cost $49,163,050)			50,163,678

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Preferred Stocks — 1.6%
United States — 1.6%
Charles Schwab Corp. (The) Series D, 5.95%, (e)	178,714	4,457,127
MetLife, Inc. Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 4.94%, (d)(e)	182,311	3,859,524
Northern Trust Corp. Series E, 4.70%, (e)	304,399	5,817,065
State Street Corp. Series G, 5.35%, (e)	127,521	2,838,617
Truist Financial Corp. Series R, 4.75%, (e)	563,348	10,579,675
US Bancorp Series A, (CME Term SOFR 3 Month + 1.28%), 4.95%, (d)(e)	7,400	5,815,734
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 4.53%, (d)(e)	379,475	7,141,720
Total Preferred Stocks (Cost $45,247,134)		40,509,462
	Principal Amount ($)
Convertible Preferred Stocks — 1.3%
United States — 1.3%
Bank of America Corp. Series L, 7.25%, (e)	13,496	16,502,504
Wells Fargo & Co. Series L, 7.50%, (e)	13,673	16,281,945
32,784,449
Total Convertible Preferred Stocks (Cost $37,413,835)		32,784,449
Shares
Master Limited Partnerships — 1.0%
United States — 1.0%
Enterprise Products Partners LP (Cost $13,128,888)	680,686	26,342,548

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Convertible Bonds — 0.3%
United States — 0.3%
Strategy, Inc. 0.00%, 12/01/2029 (f) (Cost $6,429,053)	7,800,000	6,738,420
Asset-Backed Securities — 0.1%
United States — 0.1%
United Airlines Pass-Through Trust Series 2020‑1, Class A, 5.88%, 10/15/2027 (Cost $2,062,810)	2,067,616	2,100,248
Loan Assignments — 0.1%
United States — 0.1%
Aramark Services, Inc., First Lien Term Loan B9 (CME Term SOFR 1 Month + 1.75%), 5.40%, 04/06/2028 (d) (Cost $2,500,000)	2,500,000	2,511,450
Short-Term Investments — 0.7%
Commercial Paper — 0.7%
Aes Corp. (The) 4.02%, 05/01/2026 (c)(g)	5,975,000	5,974,331
Cargill, Inc. 3.63%, 05/01/2026 (c)(g)	3,232,000	3,231,674
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (c)(g)	4,861,000	4,860,478
Western Union Co. (The) 3.85%, 05/01/2026 (c)(g)	2,716,000	2,715,709
Total Commercial Paper (Cost $16,784,000)		16,782,192
	Shares
Investment Companies — 0.0% (h)
JPMorgan US Government Money Market Fund 3.61% (i) (Cost $26,995)	26,995	26,995
Total Short-Term Investments (Cost $16,810,995)		16,809,187
Total Investments — 99.3% (Cost $1,896,842,380)		2,506,374,257
Other Assets Less Liabilities — 0.7%		18,315,428
Net Assets — 100.0%		2,524,689,685

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)
All or a portion of the security pledged as collateral for call options written.
(c)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $182,993,781, which represents approximately 7.25% of net assets of the Fund.
(d)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2026.
(e)
Perpetual security. The rate reflected was the rate in effect on April 30, 2026. The maturity date reflects the next call date.
(f)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(g)
The rate shown was the current yield as of April 30, 2026.
(h)
Represents less than 0.05% of net assets.
(i)
Represents 7-day effective yield as of April 30, 2026.

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$677,579,624
Aggregate gross unrealized depreciation	(67,841,018)
Net unrealized appreciation	$609,738,606
Federal income tax cost of investments	$1,896,842,380

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,596,000	USD	6,542,731	Goldman Sachs	05/07/2026	$25,935
GBP	1,956,000	USD	2,632,343	Goldman Sachs	05/07/2026	29,276
JPY	325,934,000	USD	2,075,101	Goldman Sachs	05/07/2026	7,340
USD	6,616,543	EUR	5,596,000	Goldman Sachs	05/07/2026	47,876
USD	2,108,288	JPY	325,934,000	Goldman Sachs	05/07/2026	25,848
USD	7,471,165	EUR	6,220,000	JPMorgan Chase Bank	06/03/2026	160,426
USD	2,769,658	GBP	2,012,000	JPMorgan Chase Bank	06/03/2026	31,917
USD	10,241,040	EUR	8,638,000	UBS AG	07/08/2026	72,471
USD	6,256,308	EUR	5,292,000	Bank of New York Mellon	08/05/2026	19,667
USD	738,697	EUR	624,000	Goldman Sachs	09/02/2026	2,597
Total unrealized appreciation						423,353

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2026 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,635,808	GBP	1,956,000	Goldman Sachs	05/07/2026	$(25,811)
USD	41,995	GBP	31,000	JPMorgan Chase Bank	06/03/2026	(187)
USD	2,084,994	JPY	328,987,000	JPMorgan Chase Bank	06/03/2026	(22,103)
USD	2,089,616	JPY	328,987,000	UBS AG	07/08/2026	(23,455)
USD	1,082,586	EUR	928,000	Bank of New York Mellon	08/05/2026	(11,065)
USD	2,092,580	JPY	328,987,000	Bank of New York Mellon	08/05/2026	(25,426)
USD	6,768,023	EUR	5,761,000	Goldman Sachs	09/02/2026	(27,929)
USD	2,493,234	GBP	1,847,000	Goldman Sachs	09/02/2026	(18,079)
USD	2,097,770	JPY	328,987,000	Goldman Sachs	09/02/2026	(25,117)
Total unrealized depreciation						(179,172)
Net unrealized appreciation						$244,181

Abbreviations

ADR
— American Depositary Receipt
AUD
— Australian Dollar
BRL
— Brazilian Real
EUR
— Euro
GBP
— British Pound
GDR
— Global Depositary Receipt
JPY
— Japanese Yen
NIBOR
— Norwegian Interbank Offered Rate
NVDR
— Non-Voting Depositary Receipt
OYJ
— Public Limited Company
PIK
— Pay in Kind
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT
— Real Estate Investment Trust
SOFR
— Secured Overnight Financing Rate
USD
— United States Dollar
Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.0	%*
Air Freight & Logistics	0.2
Automobile Components	0.3
Automobiles	0.0	*
Banks	7.3
Beverages	5.2
Capital Markets	2.4
Chemicals	1.5
Commercial Services & Supplies	1.1
Commodities	8.0
Consumer Staples Distribution & Retail	0.9
Containers & Packaging	0.2

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Income Builder Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Diversified Consumer Services	0.1%
Diversified Telecommunication Services	1.3
Electric Utilities	0.1
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	1.4
Entertainment	0.2
Financial Services	1.0
Food Products	3.3
Foreign Government Securities	2.0
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	0.4
Household Durables	0.4
Household Products	1.5
Industrial Conglomerates	2.7
Insurance	3.9
Leisure Products	0.5
Life Sciences Tools & Services	0.8
Machinery	1.8
Media	1.0
Metals & Mining	3.9
Office REITs	0.8
Oil, Gas & Consumable Fuels	5.5
Passenger Airlines	0.3
Personal Care Products	2.0
Pharmaceuticals	0.7
Professional Services	0.3
Real Estate Management & Development	2.2
Residential REITs	0.9
Semiconductors & Semiconductor Equipment	1.6
Software	1.8
Specialized REITs	0.9
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	2.4
Textiles, Apparel & Luxury Goods	1.4
Tobacco	5.5
Trading Companies & Distributors	0.3
U.S. Treasury Obligations	11.9
Short-Term Investments	0.7
Total Investments	99.3%
*
Less than 0.05%

Written Call Options Contracts as of April 30, 2026:

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date		Value ($)
	CH Robinson Worldwide, Inc.	Exchange Traded	210		USD	(3,818,010)	USD	180.00	5/15/2026	(143,850)
	Total Written Options Contracts (Premiums Received ($106,398))									(143,850)

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Rising Dividend Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 94.6%
Air Freight & Logistics — 2.8%
Expeditors International of Washington, Inc.	91,401	13,517,294
Beverages — 1.5%
PepsiCo, Inc.	46,438	7,359,959
Diversified Telecommunication Services — 4.1%
Comcast Corp., Class A	712,663	19,270,407
Electronic Equipment, Instruments & Components — 4.7%
TE Connectivity plc (Ireland)	105,755	22,384,103
Food Products — 1.3%
Nestle SA (Registered) (Switzerland)	59,361	6,009,686
Health Care Equipment & Supplies — 6.8%
Becton Dickinson & Co.	103,183	15,378,394
Medtronic plc	205,802	16,663,788
32,042,182
Health Care Providers & Services — 8.5%
Elevance Health, Inc.	20,155	7,586,745
HCA Healthcare, Inc.	40,118	17,429,265
UnitedHealth Group, Inc.	40,789	15,111,509
40,127,519
Hotels, Restaurants & Leisure — 0.4%
Starbucks Corp.	16,376	1,724,884
Insurance — 1.6%
Fidelity National Financial, Inc.	80,006	4,184,314
Willis Towers Watson plc	12,870	3,297,294
7,481,608
Interactive Media & Services — 12.2%
Alphabet, Inc., Class A	98,644	37,958,211
Meta Platforms, Inc., Class A	32,320	19,776,931
57,735,142
IT Services — 3.4%
Accenture plc, Class A	90,205	16,120,536
Machinery — 3.8%
Schindler Holding AG (Switzerland)	51,615	18,045,563

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Rising Dividend Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels — 3.1%
Exxon Mobil Corp.	94,042	14,513,502
Professional Services — 3.1%
Automatic Data Processing, Inc.	68,456	14,508,565
Semiconductors & Semiconductor Equipment — 9.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39,763	15,748,534
Texas Instruments, Inc.	102,144	28,710,635
44,459,169
Software — 9.4%
Microsoft Corp.	6,771	2,761,078
Oracle Corp.	99,417	16,044,910
Salesforce, Inc.	101,897	17,987,877
Workday, Inc., Class A*	60,934	7,458,322
44,252,187
Specialized REITs — 1.3%
Extra Space Storage, Inc., REIT	43,411	6,222,099
Specialty Retail — 4.3%
Home Depot, Inc. (The)	50,814	16,707,643
Ross Stores, Inc.	16,203	3,690,882
20,398,525
Technology Hardware, Storage & Peripherals — 4.6%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	201,339	21,731,309
Textiles, Apparel & Luxury Goods — 2.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	25,953	13,864,339
Tobacco — 5.4%
British American Tobacco plc (United Kingdom)	153,170	9,020,921
Philip Morris International, Inc.	100,218	16,542,985
25,563,906
Total Common Stocks (Cost $315,321,044)		447,332,484
Master Limited Partnerships — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Enterprise Products Partners LP (Cost $11,868,836)	447,297	17,310,394

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Rising Dividend Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 1.6%
Commercial Paper — 1.6%
Aes Corp. (The) 4.02%, 05/01/2026 (a)(b)	2,692,000	2,691,699
Cargill, Inc. 3.63%, 05/01/2026 (a)(b)	1,456,000	1,455,853
General Motors Financial Co., Inc. 3.85%, 05/01/2026 (a)(b)	2,191,000	2,190,764
Western Union Co. (The) 3.85%, 05/01/2026 (a)(b)	1,224,000	1,223,869
Total Commercial Paper (Cost $7,563,000)		7,562,185
	Shares
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 3.61% (d) (Cost $12,857)	12,857	12,857
Total Short-Term Investments (Cost $7,575,857)		7,575,042
Total Investments — 99.9% (Cost $334,765,737)		472,217,920
Other Assets Less Liabilities — 0.1%		562,799
Net Assets — 100.0%		472,780,719
*
Non-income producing security.
(a)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $7,562,185, which represents approximately 1.60% of net assets of the Fund.
(b)
The rate shown was the current yield as of April 30, 2026.
(c)
Represents less than 0.05% of net assets.
(d)
Represents 7-day effective yield as of April 30, 2026.

Abbreviations

ADR
— American Depositary Receipt
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT
— Real Estate Investment Trust

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Rising Dividend Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,821,569
Aggregate gross unrealized depreciation	(22,369,386)
Net unrealized appreciation	$137,452,183
Federal income tax cost of investments	$334,765,737

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 95.0%
Aerospace & Defense — 2.0%
AAR Corp.*	61,713	6,811,264
Astronics Corp.*	162,147	11,577,296
Cadre Holdings, Inc.	156,363	4,636,163
Ducommun, Inc.*	133,728	18,980,015
VSE Corp.	16,475	2,828,428
44,833,166
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.*	104,078	5,945,976
Radiant Logistics, Inc.*	448,839	3,774,736
9,720,712
Automobile Components — 0.5%
Dorman Products, Inc.*	87,021	9,790,733
Holley, Inc.*	417,218	1,376,819
11,167,552
Banks — 5.0%
Ameris Bancorp	234,969	20,031,107
Avidbank Holdings, Inc.*	183,108	5,427,321
Axos Financial, Inc.*	142,341	13,727,366
Columbia Banking System, Inc.	225,380	6,671,248
Dime Community Bancshares, Inc.	233,866	8,393,451
Old National Bancorp	647,195	15,513,264
Red River Bancshares, Inc.	75,839	6,880,873
Seacoast Banking Corp. of Florida	462,232	14,546,441
SmartFinancial, Inc.	215,728	9,047,632
Valley National Bancorp	840,145	11,400,768
111,639,471
Biotechnology — 0.5%
CareDx, Inc.*	474,892	9,882,502
Exagen, Inc.*	110,112	319,325
10,201,827
Building Products — 1.3%
Griffon Corp.	60,214	5,489,710
Insteel Industries, Inc.	376,595	9,859,257

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Building Products — 1.3% (continued)
Janus International Group, Inc.*	1,097,193	5,705,404
Quanex Building Products Corp.	411,755	8,210,395
29,264,766
Capital Markets — 0.8%
Moelis & Co., Class A	76,819	5,002,453
Perella Weinberg Partners, Class A	548,988	12,483,987
17,486,440
Chemicals — 4.3%
AdvanSix, Inc.	91,519	2,256,858
Cabot Corp.	141,490	10,889,070
Element Solutions, Inc.	143,871	6,127,466
HB Fuller Co.	219,602	13,290,313
Huntsman Corp.	772,218	11,096,773
Intrepid Potash, Inc.*	153,681	6,081,157
LSB Industries, Inc.*	966,112	14,395,069
Mativ Holdings, Inc.	954,474	8,857,519
Olin Corp.	321,229	9,148,602
Quaker Chemical Corp.	93,815	12,748,520
94,891,347
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	275,176	11,227,181
Healthcare Services Group, Inc.*	422,359	9,042,706
Interface, Inc., Class A	110,656	3,085,089
23,354,976
Communications Equipment — 4.3%
ADTRAN Holdings, Inc.*	1,137,999	20,131,202
Aviat Networks, Inc.*	251,678	5,770,977
Digi International, Inc.*	154,121	8,636,941
Extreme Networks, Inc.*	397,026	8,770,304
Harmonic, Inc.*	1,042,645	11,917,432
Inseego Corp.*	462,868	8,438,084
KVH Industries, Inc.*	185,354	1,686,721
NETGEAR, Inc.*	279,370	7,059,680

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Communications Equipment — 4.3% (continued)
NetScout Systems, Inc.*	176,860	5,960,182
Viavi Solutions, Inc.*	348,169	18,244,056
96,615,579
Construction & Engineering — 2.4%
Ameresco, Inc., Class A*	516,723	15,289,834
Arcosa, Inc.	111,458	14,096,093
Concrete Pumping Holdings, Inc.*	586,497	4,645,056
Dycom Industries, Inc.*	23,629	9,784,769
Matrix Service Co.*	792,202	10,710,571
54,526,323
Construction Materials — 0.8%
Eagle Materials, Inc.	59,538	12,509,529
Titan America SA (Belgium)	329,938	5,440,678
17,950,207
Consumer Staples Distribution & Retail — 0.5%
Chefs’ Warehouse, Inc. (The)*	136,823	10,617,465
Containers & Packaging — 0.6%
Ranpak Holdings Corp., Class A*	806,969	4,107,472
TriMas Corp.	276,497	10,235,919
14,343,391
Diversified Consumer Services — 2.4%
Lincoln Educational Services Corp.*	562,226	23,129,978
Phoenix Education Partners, Inc.	309,582	8,674,488
Stride, Inc.*	53,260	5,174,741
Universal Technical Institute, Inc.*	424,641	15,936,777
52,915,984
Electrical Equipment — 1.0%
LSI Industries, Inc.	277,996	6,758,083
Thermon Group Holdings, Inc.*	265,823	16,079,633
22,837,716
Electronic Equipment, Instruments & Components — 7.4%
908 Devices, Inc.*	736,341	5,029,209
Advanced Energy Industries, Inc.	54,895	21,074,739
Airgain, Inc.*	322,238	2,278,223

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 7.4% (continued)
Arlo Technologies, Inc.*	201,419	2,829,937
Belden, Inc.	86,947	9,779,798
Benchmark Electronics, Inc.	268,425	22,024,271
Fabrinet (Thailand)*	8,278	5,657,765
OSI Systems, Inc.*	24,180	6,937,726
Plexus Corp.*	74,749	18,730,604
Rogers Corp.*	126,364	17,153,913
TTM Technologies, Inc.*	149,522	23,657,371
Vishay Intertechnology, Inc.	881,814	25,546,152
Vishay Precision Group, Inc.*	72,629	4,388,244
165,087,952
Energy Equipment & Services — 3.2%
Flowco Holdings, Inc., Class A	532,022	13,210,106
Geospace Technologies Corp.*	200,120	1,831,098
Helix Energy Solutions Group, Inc.*	452,820	4,686,687
Natural Gas Services Group, Inc.	251,856	10,248,021
Oil States International, Inc.*	1,757,316	20,173,988
ProPetro Holding Corp.*	489,556	8,386,094
RPC, Inc.	307,006	2,419,207
SEACOR Marine Holdings, Inc.*	934,771	7,104,260
Seadrill Ltd.*	59,373	2,950,244
71,009,705
Financial Services — 1.9%
Flywire Corp.*	799,952	10,807,352
NMI Holdings, Inc., Class A*	237,694	9,201,135
Radian Group, Inc.	156,701	5,614,597
Remitly Global, Inc.*	722,269	15,810,468
41,433,552
Food Products — 1.4%
Mama’s Creations, Inc.*	1,093,090	15,510,947
Utz Brands, Inc.	1,038,768	8,268,593
Vital Farms, Inc.*	467,707	6,384,201
30,163,741

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Gas Utilities — 0.4%
ONE Gas, Inc.	99,077	8,839,650
Ground Transportation — 1.0%
Covenant Logistics Group, Inc., Class A	239,090	8,334,677
FTAI Infrastructure, Inc.	2,119,945	13,027,062
21,361,739
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc.*	659,743	6,439,092
AngioDynamics, Inc.*	239,794	2,623,346
Artivion, Inc.*	304,355	10,905,040
AtriCure, Inc.*	268,435	7,545,708
Axogen, Inc.*	307,257	13,273,502
Envista Holdings Corp.*	243,708	6,321,786
Profound Medical Corp. (Canada)*	296,360	1,985,612
SI-BONE, Inc.*	623,173	7,721,113
56,815,199
Health Care Providers & Services — 5.0%
Aveanna Healthcare Holdings, Inc.*	679,662	4,444,990
Brookdale Senior Living, Inc.*	1,580,588	22,697,244
Concentra Group Holdings Parent, Inc.	366,713	8,240,041
Cross Country Healthcare, Inc.*	611,912	6,192,549
Hinge Health, Inc., Class A*	315,098	14,053,371
InfuSystem Holdings, Inc.*	637,130	6,454,127
LifeStance Health Group, Inc.*	1,400,785	10,603,942
Pennant Group, Inc. (The)*	388,529	12,168,728
Progyny, Inc.*	170,860	3,174,579
RadNet, Inc.*	91,889	5,196,323
Strata Critical Medical, Inc.*	1,971,041	9,894,626
Talkspace, Inc.*	555,974	2,885,505
Viemed Healthcare, Inc.*	462,272	4,604,229
110,610,254
Health Care REITs — 0.2%
Strawberry Fields REIT, Inc., REIT	289,605	3,582,414

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Health Care Technology — 0.8%
HealthStream, Inc.	375,020	7,785,415
Simulations Plus, Inc.*	764,369	10,831,109
18,616,524
Hotels, Restaurants & Leisure — 0.6%
Cheesecake Factory, Inc. (The)	104,019	6,539,674
El Pollo Loco Holdings, Inc.*	510,130	6,896,958
13,436,632
Household Durables — 3.8%
Beazer Homes USA, Inc.*	480,782	10,380,083
Century Communities, Inc.	211,554	11,851,255
Champion Homes, Inc.*	118,871	9,061,536
Ethan Allen Interiors, Inc.	297,580	6,350,357
Hooker Furnishings Corp.	332,028	4,034,140
Installed Building Products, Inc.	56,445	16,287,205
Smith Douglas Homes Corp., Class A*	326,097	4,624,056
Sonos, Inc.*	686,185	10,176,124
Taylor Morrison Home Corp., Class A*	204,185	12,402,197
Universal Electronics, Inc.*	51,228	215,670
85,382,623
Household Products — 1.1%
Central Garden & Pet Co., Class A*	229,252	7,693,697
Spectrum Brands Holdings, Inc.	212,271	17,533,585
25,227,282
Insurance — 2.0%
Axis Capital Holdings Ltd.	85,457	8,580,737
Citizens, Inc., Class A*	514,110	2,776,194
Kemper Corp.	129,710	4,369,930
Lincoln National Corp.	338,117	12,784,204
Old Republic International Corp.	224,538	8,970,293
Stewart Information Services Corp.	109,251	7,646,478
45,127,836
Interactive Media & Services — 0.2%
EverQuote, Inc., Class A*	201,941	2,911,989
Trivago NV, ADR (Germany)*	248,865	704,288
3,616,277

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Leisure Products — 0.3%
Clarus Corp.	43,748	113,963
Johnson Outdoors, Inc., Class A	122,517	6,448,070
6,562,033
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A*	29,334	8,217,040
CryoPort, Inc.*	801,783	8,226,294
Maravai LifeSciences Holdings, Inc., Class A*	2,389,474	8,793,264
Quanterix Corp.*	1,411,313	4,417,410
Stevanato Group SpA (Italy)	236,534	4,021,078
33,675,086
Machinery — 7.4%
Aebi Schmidt Holding AG (Switzerland)	261,582	3,039,583
Albany International Corp., Class A	186,955	10,850,868
Astec Industries, Inc.	226,057	14,698,226
CECO Environmental Corp.*	205,064	15,203,445
Columbus McKinnon Corp.	306,728	4,738,947
Enpro, Inc.	57,136	16,658,001
Flowserve Corp.	122,683	9,034,376
Gates Industrial Corp. plc*	183,108	4,689,396
Graham Corp.*	175,415	16,699,508
JBT Marel Corp.	54,849	6,477,667
Luxfer Holdings plc (United Kingdom)	154,193	2,320,604
Manitowoc Co., Inc. (The)*	739,942	10,055,812
Mayville Engineering Co., Inc.*	363,512	8,291,709
Park-Ohio Holdings Corp.	415,306	12,023,109
Tennant Co.	51,495	4,276,145
Timken Co. (The)	79,789	8,847,802
Titan International, Inc.*	593,340	4,521,251
Trinity Industries, Inc.	366,106	11,938,717
164,365,166
Marine Transportation — 0.3%
Diana Shipping, Inc. (Greece)	1,248,862	3,134,644
Star Bulk Carriers Corp. (Greece)	163,489	4,108,478
7,243,122

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Media — 0.6%
DoubleVerify Holdings, Inc.*	559,340	6,163,927
Magnite, Inc.*	498,221	6,384,702
12,548,629
Metals & Mining — 3.9%
Century Aluminum Co.*	140,231	8,335,331
Coeur Mining, Inc.*	446,738	8,027,882
Commercial Metals Co.	259,081	17,866,226
Ferroglobe plc	1,823,953	8,463,142
Hecla Mining Co.	400,181	7,211,261
Kaiser Aluminum Corp.	95,192	16,223,572
Materion Corp.	90,764	16,683,331
Ramaco Resources, Inc., Class B	478,233	4,791,895
87,602,640
Multi-Utilities — 0.4%
Black Hills Corp.	118,972	8,957,402
Oil, Gas & Consumable Fuels — 3.7%
Dorian LPG Ltd.	380,185	14,656,132
Golar LNG Ltd. (Bermuda)	248,666	13,674,143
Murphy Oil Corp.	194,354	8,116,223
Navigator Holdings Ltd.	722,626	15,753,247
Riley Exploration Permian, Inc.	177,918	6,435,294
Scorpio Tankers, Inc. (Monaco)	200,521	16,308,373
Talos Energy, Inc.*	458,760	7,303,459
82,246,871
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	209,789	15,144,668
Personal Care Products — 0.1%
Nature’s Sunshine Products, Inc.*	87,037	2,363,925
Professional Services — 0.3%
Mistras Group, Inc.*	297,796	5,622,388
Real Estate Management & Development — 0.3%
Douglas Elliman, Inc.*	1,421,549	2,857,314
Forestar Group, Inc.*	167,736	4,740,219
7,597,533

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Residential REITs — 0.5%
UMH Properties, Inc., REIT	670,399	10,424,704
Retail REITs — 1.2%
FrontView REIT, Inc., REIT	514,473	9,106,172
Tanger, Inc., REIT	185,030	6,860,912
Whitestone REIT, REIT	627,292	11,880,911
27,847,995
Semiconductors & Semiconductor Equipment — 7.1%
Alpha & Omega Semiconductor Ltd.*	38,452	1,669,970
Ambiq Micro, Inc.*	247,609	9,280,385
Amtech Systems, Inc.*	726,481	12,648,034
Axcelis Technologies, Inc.*	84,086	11,697,204
Cohu, Inc.*	423,908	20,072,044
FormFactor, Inc.*	113,712	15,456,872
inTEST Corp.*	382,061	7,140,720
Onto Innovation, Inc.*	38,511	11,363,056
Silicon Motion Technology Corp., ADR (Taiwan)	122,431	26,785,454
Ultra Clean Holdings, Inc.*	311,510	24,344,507
Veeco Instruments, Inc.*	335,839	16,741,574
157,199,820
Software — 0.7%
Braze, Inc., Class A*	268,122	5,906,727
I3 Verticals, Inc., Class A*	425,036	9,584,562
15,491,289
Specialized REITs — 0.6%
Outfront Media, Inc., REIT	450,958	13,912,054
Specialty Retail — 1.7%
Lithia Motors, Inc., Class A	43,203	12,534,054
MarineMax, Inc.*	306,397	8,805,850
National Vision Holdings, Inc.*	187,161	4,345,878
OneWater Marine, Inc., Class A*	488,679	4,588,696
Outdoor Holding Co.*	1,775,554	3,604,375
RH*	9,526	1,257,051
Warby Parker, Inc., Class A*	163,489	3,616,377
38,752,281

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals — 0.1%
Eastman Kodak Co.*	247,962	3,305,333
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc.*	295,549	1,309,282
Trading Companies & Distributors — 4.1%
Alta Equipment Group, Inc.	500,342	3,877,651
Boise Cascade Co.	153,103	12,136,475
Custom Truck One Source, Inc.*	684,597	6,743,280
DNOW, Inc.*	408,970	5,517,005
Herc Holdings, Inc.	106,279	13,488,931
NPK International, Inc.*	318,103	5,200,984
QXO, Inc.*	163,145	3,274,320
Titan Machinery, Inc.*	693,742	14,506,145
Transcat, Inc.*	140,527	10,694,105
WESCO International, Inc.	44,161	15,417,488
90,856,384
Total Common Stocks (Cost $1,476,794,876)		2,115,706,907
Exchange Traded Funds — 0.6%
State Street SPDR S&P Regional Banking ETF (Cost $11,918,966)	187,150	13,072,428
Number of Rights
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,802)	44,841	—

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JPMorgan US Government Money Market Fund 3.61% (c) (Cost $119,660,542)	119,660,542	119,660,542
Total Investments — 101.0% (Cost $1,608,402,186)		2,248,439,877
Liabilities in Excess of Other Assets — (1.0)%		(22,651,066)
Net Assets — 100.0%		2,225,788,811
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Represents less than 0.05% of net assets.
(b)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)
Represents 7-day effective yield as of April 30, 2026.

Abbreviations

ADR
— American Depositary Receipt
CVR
— Contingent Value Rights
ETF
— Exchange Traded Fund
REIT
— Real Estate Investment Trust
SPDR
— Standard & Poor’s Depositary Receipt

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700,506,849
Aggregate gross unrealized depreciation	(60,469,158)
Net unrealized appreciation	$640,037,691
Federal income tax cost of investments	$1,608,402,186

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 0.6%
United States — 0.6%
Amtech Systems, Inc.*^	$5,228,067		$1,026,774	$(315,488)	$124,721
Total Common Stocks	5,228,067		1,026,774	(315,488)	124,721
Total	$5,228,067		$1,026,774	$(315,488)	$124,721

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Small Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2026	Shares at April 30, 2026	Dividend Income
Common Stocks — 0.6%
United States — 0.6%
Amtech Systems, Inc.*^	$6,583,960	$12,648,034	726,481	$—
Total Common Stocks	6,583,960	12,648,034	726,481	—
Total	$6,583,960	$12,648,034	726,481	$—
*
Non-income producing security.
^
Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Smid Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 95.4%
Aerospace & Defense — 3.1%
Curtiss-Wright Corp.	1,351	972,990
FTAI Aviation Ltd.	4,600	1,148,482
2,121,472
Air Freight & Logistics — 0.7%
GXO Logistics, Inc.*	8,000	457,040
Beverages — 0.8%
Celsius Holdings, Inc.*	17,000	570,690
Biotechnology — 1.9%
CareDx, Inc.*	41,515	863,927
Exelixis, Inc.*	10,000	444,600
1,308,527
Building Products — 1.1%
Advanced Drainage Systems, Inc.	5,100	761,175
Capital Markets — 3.7%
Evercore, Inc., Class A	3,890	1,249,818
Houlihan Lokey, Inc., Class A	6,052	936,547
Raymond James Financial, Inc.	2,443	386,776
2,573,141
Chemicals — 2.6%
Olin Corp.	34,500	982,560
Westlake Corp.	7,065	814,453
1,797,013
Commercial Services & Supplies — 1.7%
Clean Harbors, Inc.*	3,800	1,188,184
Communications Equipment — 2.1%
Ciena Corp.*	2,200	1,160,676
Harmonic, Inc.*	25,000	285,750
1,446,426
Construction & Engineering — 3.8%
Arcosa, Inc.	1,496	189,199
Dycom Industries, Inc.*	2,662	1,102,334
Quanta Services, Inc.	1,850	1,346,375
2,637,908

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Smid Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Construction Materials — 2.7%
Eagle Materials, Inc.	3,129	657,434
James Hardie Industries plc, ADR*	37,676	790,819
Titan America SA (Belgium)	24,625	406,067
1,854,320
Consumer Staples Distribution & Retail — 3.2%
Casey’s General Stores, Inc.	800	657,720
Chefs’ Warehouse, Inc. (The)*	9,979	774,370
Performance Food Group Co.*	9,000	815,040
2,247,130
Diversified Consumer Services — 1.2%
Stride, Inc.*	8,868	861,615
Electrical Equipment — 5.7%
Generac Holdings, Inc.*	4,500	1,166,535
nVent Electric plc	10,300	1,471,870
Regal Rexnord Corp.	6,095	1,310,608
3,949,013
Electronic Equipment, Instruments & Components — 13.4%
Belden, Inc.	6,375	717,060
Coherent Corp.*	4,400	1,406,724
Fabrinet (Thailand)*	2,036	1,391,545
Flex Ltd.*	19,600	1,794,380
Littelfuse, Inc.	3,350	1,353,970
OSI Systems, Inc.*	1,895	543,713
Sanmina Corp.*	3,000	653,460
TTM Technologies, Inc.*	9,000	1,423,980
9,284,832
Financial Services — 2.1%
Rocket Cos., Inc., Class A*	65,000	950,300
Voya Financial, Inc.	6,000	491,760
1,442,060
Ground Transportation — 3.9%
FTAI Infrastructure, Inc.	120,000	737,400
JB Hunt Transport Services, Inc.	4,532	1,139,934
XPO, Inc.*	3,685	811,179
2,688,513

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Smid Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services — 5.9%
Brookdale Senior Living, Inc.*	50,000	718,000
Cardinal Health, Inc.	5,800	1,118,704
Ensign Group, Inc. (The)	1,225	228,695
Quest Diagnostics, Inc.	5,500	1,068,100
Tenet Healthcare Corp.*	5,600	991,872
4,125,371
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc., REIT	9,850	1,035,136
Hotels, Restaurants & Leisure — 2.6%
Aramark	11,000	502,590
Cheesecake Factory, Inc. (The)	15,715	988,002
Texas Roadhouse, Inc., Class A	2,000	321,980
1,812,572
Household Durables — 2.9%
Century Communities, Inc.	12,600	705,852
SharkNinja, Inc.*	8,000	924,240
Toll Brothers, Inc.	2,591	368,285
1,998,377
Insurance — 2.2%
Axis Capital Holdings Ltd.	7,712	774,362
Old Republic International Corp.	18,000	719,100
1,493,462
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A*	4,000	1,120,480
Machinery — 2.7%
CECO Environmental Corp.*	7,000	518,980
Donaldson Co., Inc.	3,200	282,144
Enpro, Inc.	3,715	1,083,108
1,884,232
Multi-Utilities — 1.0%
Black Hills Corp.	9,500	715,255
Oil, Gas & Consumable Fuels — 5.0%
Expand Energy Corp.	12,024	1,228,252
HF Sinclair Corp.	16,691	1,121,802
Permian Resources Corp., Class A	52,871	1,143,071
3,493,125

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Smid Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Passenger Airlines — 1.6%
Delta Air Lines, Inc.	12,000	815,880
Southwest Airlines Co.	7,500	284,400
1,100,280
Real Estate Management & Development — 1.5%
Colliers International Group, Inc. (Canada)	10,058	1,051,866
Retail REITs — 0.7%
Whitestone REIT, REIT	26,000	492,440
Semiconductors & Semiconductor Equipment — 10.3%
Axcelis Technologies, Inc.*	3,530	491,058
Entegris, Inc.	10,000	1,413,800
Onto Innovation, Inc.*	6,100	1,799,866
Silicon Motion Technology Corp., ADR (Taiwan)	8,424	1,843,003
Ultra Clean Holdings, Inc.*	20,000	1,563,000
7,110,727
Specialty Retail — 1.1%
Chewy, Inc., Class A*	21,500	546,530
RH*	1,700	224,332
770,862
Trading Companies & Distributors — 1.1%
QXO, Inc.*	36,500	732,555
Total Common Stocks (Cost $44,099,869)		66,125,799
Short-Term Investments — 5.5%
Investment Companies — 5.5%
JPMorgan US Government Money Market Fund 3.61% (a) (Cost $3,819,104)	3,819,104	3,819,104
Total Investments — 100.9% (Cost $47,918,973)		69,944,903
Liabilities in Excess of Other Assets — (0.9)%		(638,153)
Net Assets — 100.0%		69,306,750
*
Non-income producing security.
(a)
Represents 7-day effective yield as of April 30, 2026.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle U.S. Smid Cap Opportunity Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Abbreviations

ADR
— American Depositary Receipt
REIT
— Real Estate Investment Trust

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,718,419
Aggregate gross unrealized depreciation	(692,489)
Net unrealized appreciation	$22,025,930
Federal income tax cost of investments	$47,918,973

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Real Assets Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 91.9%
Australia — 2.2%
Glencore plc	70,878	550,853
Ora Banda Mining Ltd.*	75,606	73,918
624,771
Belgium — 0.6%
Shurgard Self Storage Ltd., REIT	5,435	167,179
Canada — 19.8%
Agnico Eagle Mines Ltd.	2,384	448,298
Canadian National Railway Co.	2,343	263,166
Canadian Pacific Kansas City Ltd.	3,245	282,228
DPM Metals, Inc.	9,860	331,074
Franco-Nevada Corp.	2,379	548,850
G Mining Ventures Corp.*	14,400	499,099
Imperial Oil Ltd.	3,810	510,375
LunR Royalties Corp.*	25,883	439,212
NGEx Minerals Ltd.*	33,410	618,098
Nutrien Ltd.	7,072	537,552
TransAlta Corp.	20,360	253,760
Wheaton Precious Metals Corp.	6,403	808,795
5,540,507
China — 4.3%
Contemporary Amperex Technology Co. Ltd., Class H	7,500	592,770
GDS Holdings Ltd., Class A*	114,100	602,170
1,194,940
Faroe Islands — 0.9%
Bakkafrost P/F	5,083	253,472
France — 0.4%
Air Liquide SA	548	117,897
Germany — 1.8%
FUCHS SE (Preference)	10,766	507,695
Hong Kong — 4.3%
CK Asset Holdings Ltd.	100,500	633,075
Hongkong Land Holdings Ltd.	71,000	561,329
1,194,404

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Real Assets Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Indonesia — 2.1%
United Tractors Tbk. PT	347,372	582,967
Japan — 3.5%
Kansai Paint Co. Ltd.	24,700	370,685
Komatsu Ltd.	10,400	445,307
Shin-Etsu Chemical Co. Ltd.	3,200	147,335
963,327
Kazakhstan — 2.2%
NAC Kazatomprom JSC, GDR (a)	7,016	620,357
Mexico — 7.5%
GCC SAB de CV	41,763	493,453
Grupo Mexico SAB de CV, Series B	91,095	997,073
Prologis Property Mexico SA de CV, REIT	132,506	606,303
2,096,829
Russia — 0.0%
Alrosa PJSC*‡ (b)	48,132	—
Singapore — 0.3%
Sheng Siong Group Ltd.	30,500	72,704
South Korea — 4.1%
Samsung Electronics Co. Ltd. (Preference)	1,493	161,145
SK Square Co. Ltd.*	1,702	990,566
1,151,711
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,511	598,447
United Kingdom — 6.9%
Big Yellow Group plc, REIT	29,520	362,327
Cranswick plc	3,443	252,525
Derwent London plc, REIT	13,719	320,980
Great Portland Estates plc, REIT	43,209	181,799
Shell plc	18,077	816,189
1,933,820
United States — 28.9%
American Water Works Co., Inc.	602	77,309
BXP, Inc., REIT	2,889	168,891
Carlisle Cos., Inc.	922	327,550
Charter Communications, Inc., Class A*	1,189	196,387

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Real Assets Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
United States — 28.9% (continued)
CRH plc	2,894	342,707
Cummins, Inc.	534	358,319
Deere & Co.	254	149,827
Douglas Emmett, Inc., REIT	20,575	222,416
EastGroup Properties, Inc., REIT	1,102	221,722
Equinix, Inc., REIT	544	589,060
Equity Residential, REIT	2,275	148,739
Extra Space Storage, Inc., REIT	3,119	447,046
HCA Healthcare, Inc.	965	419,244
IDACORP, Inc.	2,674	395,057
Noble Corp. plc	13,831	705,796
ONEOK, Inc.	6,643	614,212
PulteGroup, Inc.	4,606	563,590
Reliance, Inc.	1,258	456,025
RPM International, Inc.	1,731	176,372
SLB Ltd.	1,455	82,760
Sunbelt Rentals Holdings, Inc.	6,975	524,269
UGI Corp.	11,421	412,184
Warrior Met Coal, Inc.	1,933	173,680
Williams Cos., Inc. (The)	4,231	322,868
8,096,030
Total Common Stocks (Cost $20,112,434)		25,717,057
Master Limited Partnerships — 4.5%
United States — 4.5%
Black Stone Minerals LP	29,285	419,361
Enterprise Products Partners LP	21,467	830,773
Total Master Limited Partnerships (Cost 1,025,637)		1,250,134
Ounces
Commodities — 1.6%
Gold bullion* (Cost $274,172)	100	462,057

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Real Assets Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Exchange Traded Funds — 0.8%
United States — 0.8%
iShares Gold Trust (Cost $174,684)	2,668	231,716
Short-Term Investment — 1.3%
Investment Companies — 1.3%
JPMorgan US Government Money Market Fund 3.61% (c) (Cost $368,983)	368,983	368,983
Total Investments — 100.1% (Cost $21,955,910)		28,029,947
Liabilities in Excess of Other Assets — (0.1)%		(32,026)
Net Assets — 100.0%		27,997,921
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)
Represents 7-day effective yield as of April 30, 2026.

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,539,874
Aggregate gross unrealized depreciation	(465,837)
Net unrealized appreciation	$6,074,037
Federal income tax cost of investments	$21,955,910

Abbreviations

ADR
— American Depositary Receipt
GDR
— Global Depositary Receipt
PJSC
— Public Joint Stock Company
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT
— Real Estate Investment Trust

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Global Real Assets Fund  |  Consolidated Schedule of Investments  |  April 30, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Building Products	1.2%
Chemicals	6.6
Commodities	1.6
Commodity Funds	0.8
Construction Materials	3.0
Consumer Staples Distribution & Retail	0.3
Electric Utilities	1.4
Electrical Equipment	2.1
Energy Equipment & Services	2.8
Food Products	1.8
Gas Utilities	1.5
Ground Transportation	1.9
Health Care Providers & Services	1.5
Household Durables	2.0
Independent Power and Renewable Electricity Producers	0.9
Industrial Conglomerates	3.5
Industrial REITs	3.0
IT Services	2.2
Machinery	3.4
Media	0.7
Metals & Mining	21.2
Office REITs	3.2
Oil, Gas & Consumable Fuels	16.9
Real Estate Management & Development	4.3
Residential REITs	0.5
Semiconductors & Semiconductor Equipment	2.1
Specialized REITs	5.6
Technology Hardware, Storage & Peripherals	0.6
Trading Companies & Distributors	1.9
Water Utilities	0.3
Short-Term Investments	1.3
Total Investments	100.1%

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 117.5%
Alabama — 1.0%
Alabama Housing Finance Authority, Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,340,000	7,340,303
Black Belt Energy Gas District, Revenue, Series 2025 B, 5.00%, 10/01/2035	10,000,000	10,027,130
Revenue, Series 2025 C, 5.50%, 08/01/2034 (b)(c)(d)	50,000,000	52,943,570
70,311,003
American Samoa — 0.0% (e)
American Samoa Economic Development Authority, Revenue, Series 2018, 6.50%, 09/01/2028 (d)	150,000	155,227
Revenue, Series 2021 A, 5.00%, 09/01/2038 (d)	1,000,000	1,020,140
1,175,367
Arizona — 2.0%
Arizona Industrial Development Authority, Revenue, GNMA Insured, Series 2025 A, 5.00%, 10/01/2045	2,100,000	2,154,490
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050	3,500,000	3,564,027
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053	1,350,000	1,380,047
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (d)	2,115,000	1,633,095
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	10,000,000	9,293,864
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (d)	1,275,000	1,333,206
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (d)	16,500,000	17,090,830
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (d)	19,000,000	19,335,861
San Tan Montessori School, Inc. Obligated Group, Revenue, Refunding, Series 2025, 6.88%, 02/01/2065 (d)	10,000,000	10,011,810

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.0% (continued)
Estrella Mountain Ranch Community Facilities District, Special Assessment, Series 2025, 5.05%, 07/01/2040	450,000	453,746
Special Assessment, Series 2025, 5.80%, 07/01/2049	920,000	920,507
Floreo at Teravalis Community Facilities District, Special Assessment, Series 2025, 5.75%, 07/01/2040	1,469,000	1,546,344
Special Assessment, Series 2025, 6.13%, 07/01/2045	1,958,000	2,056,594
Industrial Development Authority of the County of Pima (The), Revenue, GNMA Insured, Series 2024 D‑1, 4.60%, 07/01/2049	475,000	467,870
Maricopa County & Phoenix Industrial Development Authorities, Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	5,000	4,957
Maricopa County Industrial Development Authority, Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (b)(c)(d)	8,400,000	8,287,822
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	14,275,000	14,293,055
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (d)	2,225,000	2,174,318
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (d)	2,000,000	2,054,635
Paragon Management, Inc., Revenue, Series 2025, 5.88%, 07/01/2060 (d)	1,060,000	1,057,159
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (d)	380,000	382,926
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (d)	2,000,000	1,909,940
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (d)	4,850,000	4,610,067
Sierra Vista Industrial Development Authority, American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (d)	12,635,000	10,549,827
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (d)	320,000	331,096
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	550,000	563,567

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.0% (continued)
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (d)	1,120,000	1,134,625
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (d)	1,640,000	1,656,865
Wake Preparatory Academy, Revenue, Series 2025, 6.50%, 06/15/2060	5,000,000	5,061,168
Superstition Vistas, Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	347,657
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	71,841
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	298,444
Assessment Area 5, Special Assessment, Series 2025, 5.15%, 07/01/2035	219,000	221,498
Assessment Area 5, Special Assessment, Series 2025, 5.60%, 07/01/2040	172,000	175,882
Assessment Area 5, Special Assessment, Series 2025, 6.20%, 07/01/2049	469,000	478,777
Assessment Area 6, Special Assessment, Series 2025, 5.90%, 07/01/2049	412,000	405,782
Superstition Vistas Community Facilities District No. 2, Assessment Area 2, Special Assessment, Series 2025, 5.20%, 07/01/2035	210,000	211,966
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 07/01/2049	441,000	451,713
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	3,100,000	2,864,917
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,051,172
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,578,905
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,623,027
Town of Florence, Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	200,000	204,293

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.0% (continued)
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	710,000	703,495
Westpark Community Facilities District, Special Assessment, Series 2025, 5.15%, 07/01/2035	579,000	593,318
Special Assessment, Series 2025, 6.13%, 07/01/2045	982,000	1,032,172
142,629,177
Arkansas — 0.4%
Arkansas Development Finance Authority, Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (d)(f)	11,250,000	12,190,401
Providence Christian Ministries, Inc., Revenue, Series 2026 A, 6.75%, 07/01/2061 (d)	2,250,000	2,250,994
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	250,000	255,993
Washington Regional Medical Center, Revenue, Series 2017, 3.75%, 02/01/2044	50,000	39,291
Washington Regional Medical Center, Revenue, Series 2017, 3.75%, 02/01/2048	180,000	132,156
Washington Regional Medical Center, Revenue, Series 2019, 3.13%, 02/01/2046	305,000	206,378
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	357,037
City of Brookland, Revenue, Series 2025, 4.75%, 04/01/2045	285,000	285,658
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,120,210
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,451,617
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,941,166
28,230,901

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2%
California Community Housing Agency, Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A‑1, 4.00%, 02/01/2056 (d)	12,800,000	10,538,504
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (d)	64,255,000	41,416,061
Summit at Sausalito Apartments, Revenue, Series 2021 A‑1, 3.00%, 02/01/2057 (d)	1,000,000	677,794
California County Tobacco Securitization Agency, Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (g)	95,610,000	22,435,164
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (b)(c)(d)(f)	96,745,000	56,112,100
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (d)	1,615,000	1,594,235
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (d)	2,100,000	1,948,120
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (d)	8,550,000	7,913,231
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (d)	9,400,000	9,127,799
California Municipal Finance Authority, Special Tax, Series 2025 B, 5.13%, 09/01/2055	1,735,000	1,753,052
Revenue, Series 2025‑1, 3.24%, 06/02/2026 (b)(c)(d)	4,000,000	2,506,869
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (d)	2,000,000	2,092,267
Clay Lacy Santa Ana LLC, Revenue, AMT, Series 2026, 6.00%, 01/01/2055 (d)(h)	5,635,000	5,663,169
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	4,295,000	3,545,457
Community Facilities District No. 2023‑11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	336,192
Community Facilities District No. 2023‑11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,263,625

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (d)	1,000,000	980,586
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (d)	1,250,000	1,170,471
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (d)	7,800,000	7,271,723
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (d)	710,000	713,728
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (d)	695,000	701,663
Vista Charter Public Schools, Inc., Revenue, Series 2014, 6.00%, 07/01/2044	2,460,000	2,460,634
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (d)	3,230,000	3,373,211
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (d)	5,560,000	5,828,993
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (d)	1,500,000	1,547,495
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (d)	400,000	368,810
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (d)	1,255,000	1,323,549
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (d)	14,740,000	15,622,821
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (d)	12,000,000	12,535,593
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (d)	16,500,000	16,933,320
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (d)	1,500,000	1,616,711
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.50%, 06/01/2055 (d)	5,000,000	5,255,703
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.63%, 06/01/2065 (d)	10,500,000	11,092,081

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A‑1, 6.75%, 07/01/2065 (d)	25,800,000	27,630,458
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 08/01/2051 (d)	750,000	593,332
Fenton Charter Public Schools, Revenue, Series 2020 A, 5.00%, 07/01/2058 (d)	625,000	545,698
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (d)	1,000,000	1,007,585
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (d)	2,305,000	2,306,956
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (d)	830,000	820,432
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (d)	755,000	711,685
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (d)	4,805,000	4,495,597
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (d)	1,985,000	1,814,789
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (d)	2,000,000	1,899,575
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2054 (d)	750,000	643,356
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (d)	13,030,000	11,069,424
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (d)	5,340,000	4,978,593
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (d)	19,235,000	18,201,188
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (d)	640,000	651,465
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (d)	6,790,000	5,389,937
California Statewide Communities Development Authority, CORE 700 Hotel Venture LLC, Revenue, Series 2026 A, 6.25%, 09/02/2061 (d)	2,420,000	2,457,677

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (d)	100,000	99,998
California Statewide Financing Authority, Revenue, Series 2006 A, 0.00%, 06/01/2046 (g)	15,000,000	3,870,697
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	595,000	606,482
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	815,445
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	175,000	178,377
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities, Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (d)	1,000,000	956,271
City of Los Angeles Department of Airports, Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (a)	7,995,000	8,136,390
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (a)	59,140,000	62,981,832
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (a)	14,085,000	14,721,876
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (a)	18,025,000	19,194,956
Revenue, AMT, Series A, 5.00%, 05/15/2047 (a)	25,205,000	25,240,920
CMFA Special Finance Agency I, Mix at CTR City (The), Revenue, Series 2021 A‑2, 4.00%, 04/01/2056 (d)	5,040,000	3,881,012
CSCDA Community Improvement Authority, Altana Apartments, Revenue, Series 2021 A‑2, 4.00%, 10/01/2056 (d)	18,965,000	14,873,085
City of Orange Portfolio, Revenue, Senior Lien, Series 2021 A‑2, 3.00%, 03/01/2057 (d)	3,000,000	2,057,226
Millennium South Bay-Hawthorne, Revenue, Series 2021 A‑2, 3.25%, 07/01/2056 (d)	23,865,000	16,449,863
MODA at Monrovia Station, Revenue, Series 2021 A‑1, 3.40%, 10/01/2046 (d)	150,000	120,900
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A‑2, 3.13%, 07/01/2056 (d)	6,250,000	4,081,318

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
Oceanaire Apartments, Revenue, Series 2021 A‑2, 4.00%, 09/01/2056 (d)	19,365,000	13,915,248
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (d)	160,000	112,863
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (d)	4,950,000	3,387,597
Westgate Apartments, Revenue, Senior Lien, Series 2021 A‑1, 3.00%, 06/01/2047 (d)	2,250,000	1,607,132
Westgate Apartments, Revenue, Senior Lien, Series 2021 A‑2, 3.13%, 06/01/2057 (d)	40,095,000	24,242,423
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A‑1, 3.00%, 12/01/2049 (d)	3,885,000	2,769,389
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A‑2, 4.00%, 12/01/2058 (d)	22,800,000	17,411,432
Golden State Tobacco Securitization Corp., Revenue, Refunding, Series 2021 B‑2, 0.00%, 06/01/2066 (g)	230,600,000	22,682,254
Inland Empire Tobacco Securitization Corp., Revenue, Series 2007 C‑2, 0.00%, 06/01/2047 (g)	40,000,000	6,712,356
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	61,471
Revenue, Series 2015 B, 3.38%, 06/01/2031	70,000	65,555
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	116,093
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	100,616
Revenue, Series 2015 B, 4.00%, 06/01/2037	780,000	705,815
Revenue, Series 2015 B, 5.00%, 06/01/2040	4,020,000	3,914,656
Revenue, Series 2015 B, 4.00%, 06/01/2045	14,005,000	11,105,662
Municipal Improvement Corp. of Los Angeles, City of Los Angeles, Revenue, Series 2025 A, 5.00%, 05/01/2055 (a)	20,000,000	20,476,276
River Islands Public Financing Authority, Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2054 (g)	1,250,000	295,679
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2055 (g)	4,050,000	904,520
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2056 (g)	3,000,000	633,002
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2057 (g)	5,500,000	1,095,970

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2058 (g)	4,500,000	846,508
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2059 (g)	6,650,000	1,183,116
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2060 (g)	6,100,000	1,028,616
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2061 (g)	7,905,000	1,257,267
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2062 (g)	4,450,000	665,610
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2063 (g)	7,375,000	1,039,547
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2064 (g)	3,500,000	464,733
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2065 (g)	5,475,000	684,549
Community Facilities District No. 2003-, Special Tax, Series 2019 A, 4.13%, 09/01/2049	75,000	64,053
San Diego County Regional Airport Authority, Revenue, Senior Lien, AMT, Series 2023 B, 5.00%, 07/01/2053 (a)	9,740,000	9,870,905
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue, AMT, Series 2016 B, 5.00%, 05/01/2041	4,945,000	4,947,242
Revenue, AMT, Series 2016 B, 5.00%, 05/01/2046 (i)	14,450,000	14,375,893
Revenue, Second Series, AMT, Series 2017 A, 5.00%, 05/01/2047 (i)	47,755,000	47,475,447
Revenue, Second Series, AMT, Series 2018 D, 5.00%, 05/01/2048 (a)	14,745,000	14,663,155
Revenue, AMT, Series 2019 A, 5.00%, 05/01/2049 (a)	30,130,000	30,158,593
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (a)	33,050,000	33,004,907
Revenue, Second Series, AMT, Series 2025 A, 5.25%, 05/01/2055 (a)	3,525,000	3,673,348
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (a)	49,140,000	50,988,603
Revenue, Second Series, AMT, Series 2025 D, 5.50%, 05/01/2055	7,500,000	7,963,442

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 12.2% (continued)
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055 (a)	7,500,000	7,968,703
Woodland-Davis Clean Water Agency, Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (d)	1,468,625	1,335,157
887,180,529
Colorado — 1.8%
Canyons Metropolitan District No. 5, GO, Refunding, Series 2024 B, 6.50%, 12/15/2054	3,400,000	3,404,361
Colorado Educational & Cultural Facilities Authority, Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,002,685
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (d)	2,000,000	1,787,480
Stanley Partnership for Art Culture & Education LLC, Revenue, Senior Lien, Series 2025 A1, 6.88%, 02/01/2059 (d)	5,000,000	5,275,081
Colorado Health Facilities Authority, BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.25%, 09/15/2045	3,000,000	3,061,343
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.50%, 09/15/2054	5,255,000	5,261,356
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.63%, 09/15/2059	9,505,000	9,554,328
BSLC Obligated Group, Revenue, Refunding, Series 2018 A‑1, 4.25%, 09/15/2038	160,000	159,177
BSLC Obligated Group, Revenue, Refunding, Series 2018 A‑1, 5.00%, 09/15/2048	7,000,000	6,828,838
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	188,150
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	200,000	181,505
Flying Horse North Metropolitan District No. 5, GO, Series 2026 A, 0.00%, 12/01/2055 (j)	3,370,000	2,511,378
Foster Farm Business Improvement District, GO, Series 2025 A, 0.00%, 12/01/2055 (d)(j)	6,625,000	4,626,349

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 1.8% (continued)
Hess Ranch Metropolitan District No. 5, Special Improvement District No. 1, Special Assessment, Series 2024 A‑1, 6.00%, 12/01/2043	1,700,000	1,762,152
Special Improvement District No. 1, Special Assessment, Series 2024 A‑2, 6.50%, 12/01/2043	1,544,102	1,599,705
Ledge Rock Center Residential Metropolitan District No. 1, GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,120,930
Legacy Community Authority, Revenue, Series 2025 A, 6.75%, 12/01/2055	10,000,000	10,244,468
Mirabelle Metropolitan District No. 2, GO, Refunding, Series 2025 B, 6.13%, 12/15/2049	2,100,000	2,099,920
Murphy Creek Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054 (d)	7,065,000	7,089,087
Newlin Crossing Metropolitan District, GO, Series 2024 B, 7.75%, 12/15/2054 (d)	603,000	603,607
Pinon Pines Metropolitan District No. 3, GO, Series 2025, 0.00%, 12/01/2054 (j)	4,000,000	3,708,642
Poudre Heights Valley Metropolitan District, GO, Series 2024 A, 5.50%, 12/01/2054 (d)	980,000	931,872
Redlands 360 Metropolitan District No. 2, Special Improvement District No. 1, Special Assessment, Series 2025, 6.25%, 12/01/2045	2,385,000	2,417,956
Rocky Mountain Rail Park Metropolitan District, GO, Series 2021 A, 5.00%, 12/01/2051 (d)	4,000,000	3,677,464
Sky Ranch Community Authority Board, GO, Series 2024 B, 6.50%, 12/15/2054	550,000	550,705
Southwest Timnath Metropolitan District No. 4, GO, Series 2026 B, 7.25%, 12/15/2045	2,146,000	2,141,606
St Vrain Lakes Metropolitan District No. 2, GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	2,000,088
St. Vrain Lakes Metropolitan District No. 4, GO, Series 2024 A, 0.00%, 09/20/2054 (d)(j)	17,585,000	13,038,657
STC Metropolitan District No. 2, GO, Second Lien, Refunding, Series 2025 A‑2, 6.25%, 12/01/2055 (d)	2,500,000	2,521,467

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 1.8% (continued)
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (d)	1,840,000	1,848,462
Sterling Ranch Community Authority Board, Sterling Ranch Colorado Metropolitan District No. 2, Revenue, Refunding, Series 2025 B, 6.88%, 12/15/2055	1,700,000	1,712,534
Town of Del Norte, Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	542,642
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,326,074
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	957,186
Vail Home Partners Corp., Revenue, Series 2025, 5.88%, 10/01/2055 (d)	3,495,000	3,575,125
Revenue, Series 2025, 6.00%, 10/01/2064 (d)	13,000,000	13,330,823
Waterview North Metropolitan District, GO, Series 2024 A, 5.75%, 12/01/2054 (d)	2,750,000	2,691,131
128,334,334
Connecticut — 0.9%
Connecticut Housing Finance Authority, Revenue, Refunding, Series 2024 F‑1, 4.75%, 11/15/2049	15,000,000	15,077,850
Revenue, Refunding, Series 2024 F‑1, 4.80%, 11/15/2052 (a)	10,010,000	10,011,636
Connecticut State Health & Educational Facilities Authority, Goodwin University Obligated Group, Revenue, Series A‑1, 5.00%, 07/01/2044	3,000,000	2,957,692
Goodwin University Obligated Group, Revenue, Series A‑1, 5.38%, 07/01/2054	6,340,000	6,027,981
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2044 (d)	3,850,000	3,747,120
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2050 (d)	1,265,000	1,163,901
Trinity Health Corp. Obligated Group, Revenue, Series 2016 CT, 5.00%, 12/01/2045	8,970,000	8,978,493

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut — 0.9% (continued)
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	4,200,000	3,875,225
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	240,000	213,587
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	3,965,000	3,091,008
Stamford Housing Authority, TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 5.50%, 10/01/2035	1,000,000	1,049,149
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	2,050,000	2,165,407
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	3,220,000	3,328,228
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	3,100,000	3,133,669
64,820,946
Delaware — 0.1%
Town of Bridgeville, Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (d)	865,000	869,601
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (d)	2,905,000	2,911,816
Town of Milton, Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (d)	1,265,000	1,286,728
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (d)	4,765,000	4,808,509
9,876,654
District of Columbia — 1.8%
District of Columbia, Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (d)	6,510,000	5,402,442
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (d)	7,845,000	6,672,796
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (d)	7,180,000	6,202,887

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia — 1.8% (continued)
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (d)	7,070,000	5,774,025
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	4,800,000	4,496,246
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,306,705
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (g)	30,000,000	7,129,725
District of Columbia Housing Finance Agency, Jubilee ADMO Apartments LP, Revenue, FHA Insured, Series 2026 A‑1, 3.13%, 09/01/2047	5,195,000	5,232,377
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (a)	11,750,000	12,302,175
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 10/01/2050 (i)	20,220,000	20,579,629
Aviation, Revenue, AMT, Refunding, Series 2019 A, 5.00%, 10/01/2049 (i)	9,385,000	9,453,239
Washington Metropolitan Area Transit Authority Dedicated, Revenue, Second Lien, Series 2025 A, 5.00%, 07/15/2060 (a)	5,585,000	5,730,494
Revenue, Second Lien, Series 2025 A, 5.50%, 07/15/2060 (a)	37,990,000	40,537,717
131,820,457
Florida — 18.5%
Acacia Fields Community Development District, Special Assessment, Series 2026, 5.35%, 06/15/2046	500,000	497,834
Special Assessment, Series 2026, 5.70%, 06/15/2056	750,000	745,182
Academical Village Community Development District, Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,806,686
Alachua County Housing Finance Authority, Woodland Park II LLC, Revenue, Series 2025 A, 6.30%, 07/01/2043 (b)(c)(d)	3,250,000	3,384,800
Anabelle Island Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	146,271

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Antillia Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	620,000	640,517
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,300,000	1,318,586
Arbors Community Development District, Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (d)	1,000,000	1,003,238
Arbors Community Development District 2024, Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (d)	875,000	891,811
Ave Maria Stewardship Community District, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	263,043
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	807,807
Assessment Phase 5, Special Assessment, Series 2025, 5.60%, 05/01/2056	1,655,000	1,630,275
Babcock Ranch Community Independent Special District, Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (d)	2,500,000	2,455,468
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	15,237
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	8,755,000	8,337,571
Bella Collina Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	692,595
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	900,103
Bella Tara Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,540,231
Master Infrastructure Project, Special Assessment, Series 2025, 6.50%, 05/01/2056	4,000,000	4,104,067
Bellehaven Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2045	1,500,000	1,565,537
Assessment Area 1, Special Assessment, Series 2025, 6.05%, 05/01/2055	1,250,000	1,279,738

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Berry Bay Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,430,000	1,880,838
Berry Bay II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	552,578
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,100,000	1,061,697
Blackwell Community Development District, Special Assessment, Series 2026, 5.45%, 05/01/2046	650,000	650,960
Special Assessment, Series 2026, 5.75%, 05/01/2056	1,000,000	989,485
Bridle Creek Community Development District, Special Assessment, Series 2025, 6.38%, 05/01/2056	3,000,000	3,076,407
Brightwater Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (d)	655,000	677,074
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (d)	1,450,000	1,468,862
Buckhead Trails Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	590,000	609,915
Special Assessment, Series 2024, 5.88%, 05/01/2054	995,000	1,013,068
Buckhead Trails II Community Development District, Assessment Area 1, Special Assessment, Series 2026, 5.50%, 05/01/2046	750,000	756,275
Assessment Area 1, Special Assessment, Series 2026, 5.80%, 05/01/2056 (d)	1,040,000	1,041,206
Caldera Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,425,000	1,429,772
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	2,390,000	2,268,449
Capital Projects Finance Authority, Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (d)	4,355,000	4,390,810
Heritage Charter Academy, Inc., Revenue, Series 2025 A2, 7.50%, 06/15/2065 (d)	11,685,000	11,750,319

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Heritage Charter Academy, Inc., Revenue, Series 2025 B1, 9.00%, 06/15/2042 (d)	1,030,000	1,030,203
Heritage Charter Academy, Inc., Revenue, Series 2025 B2, 9.00%, 06/15/2042 (d)	940,000	940,209
Imagine School At North Port, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2065 (d)	5,000,000	5,023,918
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (d)	820,000	854,002
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (d)	510,000	519,604
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (d)	1,460,000	1,495,940
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (d)	4,800,000	4,362,769
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (d)	1,885,000	1,666,630
PRG — UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (d)(j)	118,665,000	10,339,187
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (d)	1,500,000	1,581,916
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (d)	1,500,000	1,575,187
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (d)	4,500,000	4,731,047
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (d)	8,000,000	8,264,746
Capital Trust Agency, Inc., Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (d)	2,450,000	1,924,752
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (d)	3,250,000	2,519,561
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (d)	2,000,000	1,515,654
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (d)	4,365,000	3,959,911

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
University Bridge LLC, Revenue, Series 2018 A, 5.25%, 12/01/2058 (d)	17,500,000	16,333,446
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (d)	9,000,000	9,490,717
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (d)	1,000,000	949,787
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (d)	1,500,000	1,344,435
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (d)	1,750,000	1,530,170
Academir Charter Schools, Inc., Revenue, Series 2025 A, 6.63%, 07/01/2065 (d)	2,500,000	2,525,149
AIDS Healthcare Foundation Obligated Group, Revenue, Series 2026 A, 5.25%, 12/01/2055	23,200,000	23,140,258
Babcock Neighborhood School, Inc., Revenue, Series 2024, 5.75%, 08/15/2054 (d)	2,125,000	2,032,885
Babcock Neighborhood School, Inc., Revenue, Series 2024, 6.00%, 08/15/2063 (d)	1,600,000	1,557,431
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (d)	1,500,000	1,527,107
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (d)	810,000	834,458
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (d)	1,250,000	1,273,582
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (d)	1,100,000	1,121,933
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2050 (d)	2,000,000	1,953,431
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2055 (d)	2,500,000	2,391,462
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.38%, 07/01/2065 (d)	7,445,000	7,120,385
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (d)	1,475,000	1,484,001
QSH/St Augustine LLC, Revenue, Series 2026 A, 8.50%, 07/01/2057 (d)	3,000,000	3,003,373

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,744,639
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (d)	1,000,000	923,547
Caymas Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	995,058
Cedar Crossings Community Development District, Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	700,000	679,104
Center Lake Ranch West Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2055 (d)	1,000,000	995,469
Central Parc Community Development District, Special Assessment, Series 2024, 4.90%, 05/01/2031	365,000	369,096
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	754,236
Chaparral Palm Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,013,539
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,223,679
Chapel Creek Community Development District, Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	940,000	944,760
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (d)	4,345,000	3,534,799
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.88%, 10/01/2045	1,500,000	1,568,238
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 6.13%, 10/01/2055	4,000,000	4,129,406
City of Pensacola, Airport, Revenue, AMT, Series 2025, 5.50%, 10/01/2055	3,085,000	3,217,983
Coral Bay Lee County Community Development District, Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,026,805
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,228,180

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Coral Creek Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,590,000	1,601,098
Coral Lakes Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,014,568
County of Palm Beach, Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2055 (d)	7,900,000	8,139,909
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2065 (d)	10,500,000	10,781,814
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2045 (d)	1,000,000	1,033,435
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.75%, 10/01/2055 (d)	1,100,000	1,131,940
Provident Group — LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (d)	3,650,000	3,216,214
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	13,136,865
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,894,589
Creekview Community Development District, Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,280,000	1,264,284
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,485,000	3,427,793
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	865,000	882,082
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,185,000	1,179,955
Crosswinds East Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,750,000	1,768,945
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	775,991
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	967,893
Curiosity Creek Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	1,750,000	1,771,236

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 2, Special Assessment, Series 2025, 5.88%, 05/01/2056 (d)	3,250,000	3,227,528
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (d)	900,000	913,398
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (d)	1,475,000	1,458,109
Cypress Creek Reserve Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	970,000	1,013,958
Cypress Creek Reserve Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,900,000	1,946,330
Cypress Reserve Community Development District, Assessments, Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	1,000,000	1,018,353
Assessments, Special Assessment, Series 2025, 5.80%, 05/01/2056 (d)	2,375,000	2,373,434
Deering Park Stewardship District, Assessment Area 1, Special Assessment, Series 2025, 6.25%, 05/01/2055	2,630,000	2,707,411
Del Webb Oak Creek Community Development District, Special Assessment, Series 2025, 5.38%, 05/01/2045 (d)	1,290,000	1,313,430
Special Assessment, Series 2025, 5.63%, 05/01/2055 (d)	1,290,000	1,292,173
Dewey Robbins Community Development District, Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	921,574
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,319,122
Dowden West Community Development District, Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	505,655
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	853,746
East Nassau Stewardship District, Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,246,876
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,527,454

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,577,172
East Palm Drive Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	507,068
East Palm Drive Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.70%, 06/15/2056 (d)(h)	825,000	822,060
East Ridge Community Development District, East Ridge Community Development District Assessment Area 1, Special Assessment, Series 2026, 5.65%, 05/01/2046 (d)(h)	1,395,000	1,395,984
East Ridge Community Development District Assessment Area 1, Special Assessment, Series 2026, 6.00%, 05/01/2057 (d)(h)	1,715,000	1,715,670
Edgewater East Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,660,000	2,149,775
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,630,000	2,411,974
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	11,160,000	8,935,452
Assessment Area 3, Special Assessment, Series 2025, 6.30%, 05/01/2055	1,700,000	1,737,527
Edgewater East Community Development District Assessment Area Three, Special Assessment, Series 2025, 6.10%, 05/01/2045	925,000	965,569
Edgewater West Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	2,006,630
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	3,000,000	2,936,929
Assessment Area No. 2, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,000,000	1,012,853
Enclave at Lake Geneva Community Development District, Special Assessment, Series 2026, 6.00%, 05/01/2056	1,645,000	1,643,961
Entrada Community Development District, Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	902,869

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	705,958
Epperson North Community Development District, Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,634,810
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	472,271
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	741,320
Everlands Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,003,052
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (d)	750,000	764,240
Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	742,860
Fish Lake Cover Community Development District, Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	842,058
Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,151,455
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (b)(c)(d)	197,240,000	55,227,200
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (b)(c)(d)	92,860,000	26,000,800
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (d)	5,000,000	4,684,047
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (b)(c)(d)	285,000,000	185,250,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	25,415,000	18,044,650
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	189,735,000	133,763,175
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (d)	1,000,000	1,002,050
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (d)	2,790,000	2,693,439
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (d)	1,500,000	1,429,242

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (d)	2,000,000	2,001,258
Glenridge on Palmer Ranch Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 06/01/2051 (d)	2,075,000	1,916,409
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	2,968,733
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	942,799
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 06/15/2055 (d)	4,500,000	4,600,566
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A‑1, 5.25%, 06/01/2054 (d)	7,200,000	7,004,890
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A‑1, 5.25%, 06/01/2059 (d)	6,550,000	6,299,273
Florida Local Government Finance Commission, BridgePrep Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.13%, 06/15/2065 (d)	7,500,000	7,567,262
Cornerstone Charter Academy, Inc. Obligated Group, Revenue, Series 2026, 5.88%, 10/01/2061	1,765,000	1,726,910
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2050 (d)	2,610,000	2,662,551
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2055 (d)	2,000,000	2,029,125
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (d)	3,510,000	3,543,584
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.75%, 11/15/2055 (d)	2,500,000	2,609,437
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.88%, 11/15/2064 (d)	6,500,000	6,787,325
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	926,672

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	829,768
Gardens at Hammock Beach Community Development District,Assessment Area 1, Special Assessment, Series 2024‑1, 5.65%, 05/01/2054	530,000	532,694
Assessment Area 2, Special Assessment, Series 2024‑2, 5.00%, 05/01/2031	180,000	182,279
Assessment Area 2, Special Assessment, Series 2024‑2, 5.60%, 05/01/2044	690,000	711,005
Assessment Area 2, Special Assessment, Series 2024‑2, 5.88%, 05/01/2055	860,000	870,558
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	545,652
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,968,912
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,046,775
Governors Park South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	846,728
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,214,971
Governors Park South Community Development Dist Master Infrastructure Bond Area, Special Assessment, Series 2026, 6.00%, 05/01/2041 (d)	5,500,000	5,499,721
Governors Park South Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.45%, 05/01/2046 (d)	1,440,000	1,431,217
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,669,061
Greater Orlando Aviation Authority, Revenue, AMT, Series 2019 A, 5.00%, 10/01/2054 (i)	10,850,000	10,889,704
Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (a)	37,315,000	38,965,719
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	1,020,418

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,353,235
Groves at Lake Marion Community Development District, Special Assessment, Series 2026, 5.30%, 12/15/2046 (d)	700,000	700,385
Hamilton Bluff Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,390,778
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,001,217
Hammock Oaks Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,105,000	1,118,879
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (d)	1,000,000	1,024,827
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (d)	1,700,000	1,708,071
Harmony on Lake Eloise Community Development District, Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,248,884
Harmony West Community Development District, Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	636,520
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,000,566
Harvest Hills South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2056	2,060,000	2,026,863
Hawthorne Mill North Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,013,626
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,378,304
Hickory Tree Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,488,785
Highland Park Community Development District, Special Assessment, Series 2026, 6.13%, 05/01/2056	1,625,000	1,649,313
Highland Trails Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2045	2,000,000	2,025,870

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 2, Special Assessment, Series 2025, 5.85%, 05/01/2056	1,750,000	1,734,220
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	895,143
Hillcrest Community Development District, Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	299,466
Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044 (d)	1,000,000	998,676
Special Assessment, Series 2024, 5.30%, 05/01/2054 (d)	1,500,000	1,438,723
Hills of Minneola Community Development District, North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	686,434
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,040,377
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (d)	4,500,000	3,721,781
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,592,992
Hobe-St. Lucie Conservancy District, Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,976,795
Hyde Park Community Development District No. 1, Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	431,316
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	678,531
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,600,000	1,628,945
Assessments, Special Assessment, Series 2026, 5.65%, 05/01/2046	915,000	929,624
Assessments, Special Assessment, Series 2026, 6.00%, 05/01/2055	860,000	873,442
Ibis Landing Community Development District, Assessments, Special Assessment, Series 2025, 5.70%, 06/15/2045	615,000	644,844
Assessments, Special Assessment, Series 2025, 5.88%, 06/15/2055	800,000	818,915

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Kelly Park Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	659,240
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	901,710
Kings Creek I Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	795,000	822,570
Kings Creek I Community Development District Assessment Area One, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,750,000	1,776,325
Kingston One Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	4,000,000	4,153,854
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057	9,400,000	9,580,813
Kissimmee Park Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,540,231
Offsite Master Infrastructure Pro, Special Assessment, Series 2025, 6.50%, 05/01/2056	8,500,000	8,721,143
Lake Flores Community Development District, Special Assessment, Series 2026, 5.45%, 05/01/2046	1,000,000	1,007,615
Special Assessment, Series 2026, 5.75%, 05/01/2056	1,300,000	1,300,532
Lake Hideaway Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,830,000	1,875,969
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,520,000	2,524,710
Lake Mattie Preserve Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	570,707
Special Assessment, Series 2025, 5.45%, 05/01/2045	980,000	985,465
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	1,049,735
Lakefront Estates Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	2,000,000	1,995,975

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Lakes of Sarasota Community Development District, Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	671,351
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,925,000	1,980,294
Lakewood Ranch Stewardship District, Special Assessment, Series 2024, 5.25%, 05/01/2044	575,000	594,675
Special Assessment, Series 2024, 5.50%, 05/01/2055	655,000	660,823
Special Assessment, Series 2025, 6.00%, 05/01/2056	8,230,000	8,593,512
Assessment Azario, Special Assessment, Series 2020 A, 3.90%, 05/01/2050	770,000	636,479
Assessment Northeast Sector Project Phase 1A, Special Assessment, Series 2018, 5.10%, 05/01/2048	2,530,000	2,529,443
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	420,000	341,806
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (d)	595,000	494,937
Landings Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	278,436
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,056,024
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	858,695
Special Assessment, Series 2025, 5.75%, 05/01/2045	1,785,000	1,856,017
Special Assessment, Series 2025, 6.00%, 05/01/2055	3,245,000	3,312,369
Leomas Landing Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	456,027
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/01/2054	555,000	550,661
Liberty Cove Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,094,852

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,964,220
Live Oak Lake Community Development District, Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,479,764
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,430,772
Longleaf Community Development District, Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (d)	815,000	826,446
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	665,000	667,663
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,140,000	1,093,270
Lowery Hills Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (d)	725,000	734,906
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (d)	1,000,000	995,588
LT Ranch Community Development District, Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	845,127
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	288,385
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,030,205
LT Ranch South Community Development District, Assessment Area No. 2, Special Assessment, Series 2026, 5.60%, 05/01/2046	560,000	564,663
Assessment Area No. 2, Special Assessment, Series 2026, 5.90%, 05/01/2056	715,000	717,970
LTC Ranch West Residential Community Development District, Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,509,222
Assessment Area 2, Special Assessment, Series 2024 AA‑2, 6.00%, 05/01/2054	605,000	608,417

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 3, Special Assessment, Series 2024 AA‑3, 6.05%, 05/01/2054	1,115,000	1,124,810
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA‑4, 5.65%, 05/01/2054	1,585,000	1,552,194
Magnolia Island Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	750,000	761,619
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,870,000	1,861,661
Assessment Area 2, Special Assessment, Series 2025 A, 5.45%, 05/01/2045 (d)	730,000	736,663
Assessment Area 2, Special Assessment, Series 2025 A, 5.75%, 05/01/2056 (d)	1,000,000	982,529
Malabar Springs Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	995,000	1,002,391
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,495,000	1,453,338
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.95%, 05/01/2054	1,285,000	1,301,264
Mckendree Pointe Community Development District, Special Assessment, Series 2025, 6.00%, 05/01/2056	2,500,000	2,501,011
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,259,742
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	999,595
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	953,329
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2046	4,770,000	4,290,278
Miami-Dade County Industrial Development Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (d)	2,465,000	2,224,653

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Miami Community Charter School, Revenue, Series 2025, 6.38%, 06/01/2065 (d)	2,250,000	2,282,766
Miami Community Charter School, Inc., Revenue, Refunding, Series 2020 A, 5.00%, 06/01/2047 (d)	2,225,000	2,020,309
Miami Community Charter School, Inc., Revenue, Series 2025, 6.25%, 06/01/2055 (d)	750,000	760,815
Mirada Community Development District, Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	1,850,000	1,862,613
Newfield Community Development District, Special Assessment, Series 2025, 5.90%, 05/01/2056	2,915,000	2,962,871
Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,460,901
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,581,571
Normandy Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (d)	15,000	15,029
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (d)	4,950,000	4,720,252
North AR‑1 Pasco Community Development District, Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	805,000	810,104
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	875,000	906,098
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,225,000	1,245,959
Northlake Stewardship District, Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2045	1,250,000	1,306,959
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2056	3,000,000	3,079,094
Northridge Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045 (d)	1,875,000	1,938,609
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055 (d)	2,375,000	2,412,460

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Orange Branch Community Development District, Assessment Area 1, Special Assessment, Series 2026, 5.65%, 05/01/2056 (d)(h)	875,000	871,900
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue, Refunding, Series 2025 A, 5.25%, 10/01/2056 (a)	33,905,000	35,193,395
Paddocks Community Development District, Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (d)	1,000,000	1,004,360
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (d)	1,375,000	1,326,153
Palermo Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	766,839
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	897,410
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	5,160,000	4,093,338
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	10,675,000	9,965,643
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,069,411
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2026 B, 5.63%, 05/15/2061	4,000,000	4,020,362
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,275,715
Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	2,750,000	2,685,572
Spring Lake — Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	962,221
Palmetto Ridge Community Development District, Assessment Area 1, Special Assessment, Series 2026, 5.45%, 05/01/2046	1,370,000	1,374,120
Assessment Area 1, Special Assessment, Series 2026, 5.70%, 05/01/2055	2,030,000	1,989,977
Parker Pointe Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	994,435

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Parker Road Community Development District, Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,629,513
Parrish Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2023 A, 5.63%, 05/01/2053	1,725,000	1,744,844
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,300,000	1,328,199
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,005,000	2,008,945
Parrish Lakes II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	2,000,000	2,000,512
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,812,379
Parrish Plantation Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	685,000	713,382
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,500,000	1,536,217
Pasadena Ridge Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,405,311
PBR Community Development District, Special Assessment, Series 2026 A‑1, 5.00%, 03/01/2048	1,250,000	1,233,485
User Fee, Special Assessment, Refunding, Series 2026 A‑2, 5.13%, 03/01/2056	650,000	631,813
Peace Creek Village Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	907,852
Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	710,000	722,495
Special Assessment, Series 2025, 5.85%, 05/01/2055 (d)	2,125,000	2,124,443
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,839,787
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,888,941

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	2,015,000	2,015,500
Pinery Community Development District, Assessment Area 1, Special Assessment, Series 2026, 5.60%, 05/01/2046	1,250,000	1,256,589
Assessment Area 1, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,870,000	1,849,310
Poitras East Community Development District, Special Assessment, Series 2025, 5.85%, 05/01/2045	665,000	690,861
Special Assessment, Series 2025, 6.10%, 05/01/2055	1,000,000	1,019,270
Preston Cove Community Development District, Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,559,133
Radiance Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.40%, 05/01/2056 (d)	2,500,000	2,559,887
Ranches at Lake Mcleod Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	619,725
Reflection Bay Community Development District, Special Assessment, Series 2025, 5.63%, 05/01/2045	725,000	747,264
Special Assessment, Series 2025, 5.88%, 05/01/2055	1,200,000	1,215,076
Regal Village Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	721,881
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,997,705
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (d)	900,000	887,728
River Landing Community Development District, Special Assessment, Series 2025, 5.45%, 05/01/2055	890,000	877,004
Rivers Edge III Community Development District, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	468,560

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Special Assessment, Series 2025, 6.00%, 05/01/2056	1,000,000	1,023,398
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,712,295
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,220,000	2,236,574
Riverwalk Community Development District, Special Assessment, Series 2025, 5.20%, 05/01/2045 (d)	625,000	633,471
Special Assessment, Series 2025, 5.45%, 05/01/2055 (d)	1,000,000	988,238
Rookery Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	799,848
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,444,061
Rustic Oaks Community Development District, Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,717,923
Assessments, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,385,000	1,935,213
Rye Crossing Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	654,418
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	692,674
Saltleaf Community Development District, Special Assessment, Series 2026, 5.70%, 05/01/2046	1,000,000	1,015,945
Special Assessment, Series 2026, 6.05%, 05/01/2057 (d)	2,765,000	2,809,651
Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,337,057
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,035,188
Saltmeadows Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.75%, 05/01/2045 (d)	405,000	421,809
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2055 (d)	750,000	768,436

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Savanna Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	640,806
Sawgrass Village Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (d)	700,000	716,271
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (d)	1,375,000	1,380,620
Scenic Terrace South Community Development District, Special Assessment, Series 2022, 4.63%, 05/01/2053	1,935,000	1,739,557
Seagrove Community Development District, Special Assessment, Series 2024, 4.88%, 06/15/2044	1,500,000	1,481,925
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,197,971
Seminole Palms Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (d)	1,655,000	1,671,843
Shadowlawn Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,480,000	1,496,094
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,800,000	1,782,777
Silver Oaks Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,480,000	1,491,234
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	516,318
Six Mile Creek Community Development District, Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,240,000	1,855,903
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	963,498
Solaeris Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	516,798
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,930,912
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,897,414

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2045 (d)	2,000,000	2,079,072
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 05/01/2056 (d)	3,000,000	3,067,820
Somerset Bay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (d)	1,905,000	1,919,432
Assessment Area No. 2, Special Assessment, Series 2026, 5.80%, 05/01/2056	1,510,000	1,509,025
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,245,000	1,303,182
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	962,006
Southshore Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	686,685
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	918,968
Stonegate Preserve Community Development District, Special Assessment, Series 2025, 5.70%, 06/15/2045	700,000	729,457
Special Assessment, Series 2025, 5.88%, 06/15/2055	1,250,000	1,272,104
Sugarloaf Community Development District, Assessment Area 1, Special Assessment, Series 2026, 5.38%, 12/15/2046 (d)	590,000	594,217
Assessment Area 1, Special Assessment, Series 2026, 5.63%, 12/15/2055 (d)	800,000	790,300
Summit View Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	950,000	980,462
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,305,000	1,324,820
Sunrise Community Development District, Special Assessment, Series 2025, 5.63%, 05/01/2045 (d)	2,500,000	2,508,017
Special Assessment, Series 2025, 5.88%, 05/01/2055 (d)	4,000,000	3,887,874

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Tern Bay Community Development District, Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,331,699
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,065,363
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,533,289
Terreno Community Development District, Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	896,228
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,004,066
Timber Creek Southwest Community Development District, Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,841,889
Tolomato Community Development District, Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	872,541
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	1,150,000	1,120,742
Tradition Community Development District No. 9, Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	893,129
Triple Creek Community Development District, Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (d)	1,040,000	859,064
Twisted Oaks Pointe Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,025,000	1,072,230
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,325,000	1,363,799
Assessment Area No. 4, Special Assessment, Series 2026, 5.63%, 05/01/2046	500,000	504,350
Assessment Area No. 4, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,000,000	1,002,281
Two Ridges Community Development District, Special Assessment, Series 2025, 5.75%, 05/01/2045	500,000	523,553
Special Assessment, Series 2025, 6.00%, 05/01/2055	665,000	685,886

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Two Rivers West Community Development District, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,355,000	1,370,898
V-Dana Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	985,000	1,001,438
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,365,000	1,356,840
Veranda Community Development District II, Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (d)	180,000	150,118
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	495,000	497,043
Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 05/01/2044 (d)	500,000	508,837
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	801,237
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,013,373
Verano No. 4 Community Development District, Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	469,362
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	875,000	895,863
Village Community Development District No. 15, Special Assessment, Series 2024, 4.80%, 05/01/2055 (d)	2,500,000	2,368,303
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,690,000	2,702,323
Villamar Community Development District, Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,010,825
Waterford Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	680,000	660,951

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 3, Special Assessment, Series 2025, 6.00%, 05/01/2045	500,000	524,299
Assessment Area 3, Special Assessment, Series 2025, 6.25%, 05/01/2056 (d)	1,665,000	1,712,459
Waterset South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2056	1,010,000	1,019,582
Wellness Ridge Community Development District, Assessment Area No. 3, Special Assessment, Series 2026, 5.30%, 06/15/2046	500,000	506,813
Assessment Area No. 3, Special Assessment, Series 2026, 5.63%, 06/15/2056	875,000	878,316
West Villages Improvement District, Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	1,000,000	977,070
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	958,236
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,768,325
Assessment Area 2, Special Assessment, Series 2026, 5.30%, 05/01/2046 (d)(h)	745,000	740,382
Assessment Area 2, Special Assessment, Series 2026, 5.65%, 05/01/2056 (d)(h)	1,000,000	990,756
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	1,017,957
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,089,646
Westside Haines City Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,070,000	2,109,401
Westview South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2055 (d)	2,000,000	2,063,421
Willowbrook Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	670,000	683,557
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	975,000	975,498
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 05/01/2045 (d)	1,000,000	1,022,786

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 18.5% (continued)
Assessment Area 2, Special Assessment, Series 2025, 5.88%, 05/01/2056 (d)	1,250,000	1,255,455
Windsor Cay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,030,980
Woodcreek Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	723,498
Woodland Crossing Community Development District, Special Assessment, Series 2025, 5.13%, 05/01/2035 (d)	375,000	388,808
Special Assessment, Series 2025, 5.88%, 05/01/2045 (d)	1,000,000	1,036,317
Special Assessment, Series 2025, 6.13%, 05/01/2056 (d)	1,925,000	1,961,020
Woodland Preserve Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (d)	630,000	638,956
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	845,000	835,115
Woodland Ranch Estates Community Development District, Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	718,800
Yarborough Lane Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,585,482
1,347,077,299
Georgia — 4.0%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024‑1, Class A, 0.00%, 12/15/2048 (d)(j)	132,920,000	120,388,342
PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2050 (d)	1,000,000	1,031,651
PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (d)	750,000	767,345
City of Atlanta, Department of Aviation, Revenue, AMT, Series 2025B B‑1, 5.50%, 07/01/2055 (a)	15,000,000	15,879,570
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	466,648

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 4.0% (continued)
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,200,048
Development Authority of Bainbridge And Decatur County, Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.75%, 04/01/2066 (d)	7,500,000	7,326,780
Development Authority of Bulloch County, Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (d)	3,225,000	3,158,698
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (d)	265,000	265,877
Development Authority of Lagrange, LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	15,675,000	13,145,085
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (d)	10,000,000	8,893,752
Fulton County Residential Care Facilities for the Elderly Authority, All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (d)	12,400,000	10,062,155
All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (d)	8,700,000	6,825,639
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2054 (d)	22,420,000	21,123,402
Georgia Housing & Finance Authority, Revenue, Series 2025 C, 5.15%, 06/01/2055	5,000,000	5,082,633
Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (a)	25,000,000	25,224,016
Oconee County Industrial Development Authority, Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A‑1, 6.25%, 12/01/2048	3,000,000	2,969,546
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A‑1, 6.38%, 12/01/2053	3,000,000	2,943,776
Savannah Georgia Convention Center Authority, Revenue, Series 2025 A, 5.25%, 06/01/2061	5,200,000	5,155,315

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 4.0% (continued)
Revenue, Series 2025 B, 6.00%, 06/01/2050 (d)	7,400,000	7,397,550
Revenue, Series 2025 B, 6.25%, 06/01/2061 (d)	32,455,000	33,005,885
292,313,713
Hawaii — 0.4%
State of Hawaii Airports System, Revenue, AMT, Series 2018 A, 5.00%, 07/01/2048 (a)	1,475,000	1,480,242
Revenue, AMT, Series 2025 A, 5.50%, 07/01/2054 (a)	17,935,000	19,117,352
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (d)	3,000,000	3,054,954
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (d)	2,780,000	2,755,605
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (d)	2,500,000	2,430,572
28,838,725
Idaho — 0.3%
Avimor Community Infrastructure District No. 1, Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (d)	1,642,000	1,675,185
Spring Valley Community Infrastructure District No. 1, GO, Series 2026, 4.00%, 09/01/2028	130,000	129,827
GO, Series 2026, 4.00%, 09/01/2029	135,000	134,411
GO, Series 2026, 4.00%, 09/01/2031	70,000	68,735
GO, Series 2026, 4.05%, 09/01/2032	25,000	24,396
GO, Series 2026, 4.10%, 09/01/2033	155,000	150,976
GO, Series 2026, 4.40%, 09/01/2036	180,000	175,998
GO, Series 2026, 4.50%, 09/01/2037	185,000	181,458
GO, Series 2026, 4.65%, 09/01/2040	215,000	211,388
GO, Series 2026, 5.13%, 09/01/2045	400,000	402,933
GO, Series 2026, 5.40%, 09/01/2050	510,000	510,573
GO, Series 2026, 5.50%, 09/01/2055	680,000	678,545
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (d)	9,000,000	9,246,909
Assessment Area 2, Special Assessment, Series 2025, 6.25%, 09/01/2054 (d)	9,300,000	9,600,704
23,192,038

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.2%
Bellwood Municipal Housing Corp., Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (d)	8,450,000	7,953,661
Chicago Board of Education, GO, BAM Insured, Series 2012 A, 5.00%, 12/01/2042	1,475,000	1,476,307
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (d)	57,075,000	58,400,270
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	902,001
GO, Refunding, Series 2022 B, 4.00%, 12/01/2041	6,500,000	5,797,069
GO, Series 2025 A, 5.75%, 12/01/2050	30,000,000	29,765,334
GO, Refunding, Series 2025 B, 6.00%, 12/01/2041	7,000,000	7,562,090
GO, Refunding, Series 2025 B, 6.00%, 12/01/2042	2,500,000	2,685,110
GO, Refunding, Series 2025 B, 6.00%, 12/01/2043	3,300,000	3,519,817
GO, Refunding, Series 2025 B, 6.00%, 12/01/2044	6,000,000	6,345,005
GO, Refunding, Series 2025 C, 5.50%, 12/01/2045	23,250,000	23,423,605
GO, Refunding, Series B, 7.00%, 12/01/2042 (d)	19,750,000	20,331,888
Chicago O’Hare International Airport, Revenue, Senior Lien, AMT, Refunding, Series 2018 A, 5.00%, 01/01/2053	4,765,000	4,705,721
Revenue, Senior Lien, AMT, BAM Insured, Series 2025 E, 5.00%, 01/01/2060 (i)	34,900,000	34,702,236
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2060	20,000,000	20,702,602
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2052	7,435,000	7,379,623
City of Chicago, GO, Series 2019 A, 5.50%, 01/01/2049	1,310,000	1,311,878
GO, BAM Insured, Series 2025 A, 6.00%, 01/01/2046	11,000,000	12,052,779
GO, Series 2025 A, 6.00%, 01/01/2050	37,800,000	39,416,608
GO, Series 2025 C, 6.00%, 01/01/2043	800,000	874,209
GO, Series 2025 F, 6.00%, 01/01/2045	1,755,000	1,887,450

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.2% (continued)
GO, Series 2025 F, 6.00%, 01/01/2050	4,500,000	4,696,484
GO, Series 2025 F, 6.00%, 01/01/2055	6,000,000	6,222,620
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	18,715,000	14,216,421
City of Harvey, GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	5,293,000	4,024,044
City of Palos Heights, Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050 (f)	8,790,000	7,911,000
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032 (f)	1,070,000	963,000
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	18,417,910
Illinois Finance Authority, AIM Art in Motion, Revenue, Series 2021 A, 5.00%, 07/01/2051 (d)	3,000,000	2,150,692
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,812,593
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2046	3,500,000	3,029,514
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	10,750,000	8,977,824
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (d)	2,360,000	2,406,863
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.13%, 10/01/2050 (d)	1,250,000	1,260,353
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,920,161
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	354,891
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	10,000	9,713
Illinois Institute of Technology, Revenue, Refunding, Series 2025 A, 5.88%, 09/01/2046 (d)	13,500,000	13,370,006
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,826
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	325,508

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.2% (continued)
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,076,241
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,137,315
Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (d)	100,000	97,973
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (d)	1,180,000	1,201,940
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2049 (d)	2,500,000	2,500,891
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2058 (d)	1,350,000	1,328,126
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,153,558
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,510,479
Illinois Housing Development Authority, Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (d)	1,635,000	1,634,906
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (d)	1,000,000	974,788
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue, Refunding, Series 2020 A, 5.00%, 06/15/2050 (a)	47,780,000	47,679,749
Sangamon County School District No. 186 Springfield, GO, BAM Insured, Series 2025, 5.00%, 06/01/2062	6,075,000	6,188,189
Schaumburg Cook & DuPage Counties, Tax Allocation, Series 2025, 6.13%, 12/30/2038 (d)	3,700,000	3,729,353
State of Illinois, GO, Series 2025 F, 5.25%, 09/01/2050 (a)	34,855,000	35,654,016
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (d)	2,000,000	1,837,352
Northern Kane Educational Corp., Revenue, Series 2025 A, 6.00%, 12/01/2055 (d)	2,000,000	2,013,545
Village of Bellwood, Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,753,856

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.2% (continued)
Village of Bridgeview, GO, Refunding, Series 2014 A, 5.13%, 12/01/2044	15,000	13,938
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	100,000	100,004
Village of Lincolnwood, North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (d)	5,831,091	5,832,147
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (d)	1,200,000	1,226,083
Village of Oswego, GO, Series 2025 A, 5.00%, 12/15/2050	1,465,000	1,490,140
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (d)	5,625,000	5,706,217
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	1,190,000	1,056,358
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	6,200,000	5,189,208
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,361,466
527,727,524
Indiana — 2.1%
City of East Chicago, Revenue, Series 2025, 6.50%, 07/15/2044 (d)	7,220,000	7,489,985
City of Valparaiso, Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (d)	2,500,000	2,474,150
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (d)	8,000,000	8,104,937
Indiana Finance Authority, Revenue, Series 2025, 5.25%, 07/01/2055	6,300,000	5,723,253
Revenue, Series 2025, 5.75%, 07/01/2060	9,300,000	8,986,298
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	7,845,000	6,866,198
DePauw University, Revenue, Series 2026, 5.25%, 10/01/2056	1,000,000	1,001,966

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana — 2.1% (continued)
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	1,025,000	869,230
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	10,000	7,955
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2055 (d)	1,000,000	1,003,422
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (d)	890,000	890,110
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	694,466
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	25,000	18,720
PRG — UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	5,200,000	5,035,622
PRG — UINDY Properties LLC, Revenue, Series 2025, 5.63%, 07/01/2050	1,250,000	1,216,351
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (d)	1,800,000	1,811,811
Indiana Housing & Community Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 D‑1, 4.70%, 07/01/2049 (a)	15,760,000	15,583,420
Revenue, Refunding, GNMA Insured, Series 2024 D‑1, 4.75%, 07/01/2054 (a)	28,130,000	28,143,746
Revenue, GNMA Insured, Series 2025 B‑1, 5.00%, 07/01/2050 (a)	13,665,000	13,818,882
Revenue, GNMA Insured, Series 2025 B‑1, 5.05%, 07/01/2055 (a)	31,450,000	31,861,560
Town of Whiteland, Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (d)	1,125,000	1,106,485
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (d)	2,725,000	2,753,186
Town of Whitestown, Tax Allocation, Refunding, Series 2026, 6.00%, 09/01/2050 (d)	3,080,000	3,083,890
Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (d)	2,170,000	2,111,940
150,657,583

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa — 1.0%
Delaware County Memorial Hospital, Revenue, Series 2025, 5.60%, 12/01/2038	840,000	863,868
Revenue, Series 2025, 5.70%, 12/01/2039	890,000	915,533
Iowa Finance Authority, Revenue, GNMA Insured, Series 2025 C, 5.00%, 07/01/2050 (a)	5,020,000	5,078,094
Revenue, GNMA Insured, Series 2025 C, 5.05%, 07/01/2055 (a)	10,000,000	10,133,228
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	485,086
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,164,072
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,098,479
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A‑1, 4.00%, 05/15/2055	4,750,000	3,722,438
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A‑1, 5.00%, 05/15/2055	7,065,000	6,555,383
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	11,450,000	9,083,085
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2044	2,610,000	2,631,648
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	3,650,000	3,484,450
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	6,800,000	6,381,787
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.75%, 10/01/2055	1,500,000	1,525,437
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.88%, 10/01/2065	3,150,000	3,196,313
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (d)	3,725,000	3,217,925
76,536,826

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas — 0.4%
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2036	1,310,000	1,252,663
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	1,865,000	1,679,173
City of Wichita, Larksfield Place Obligated Group, Revenue, Series VII 2025 A, 6.75%, 06/01/2055	2,500,000	2,567,939
Larksfield Place Retirement Communities, Inc., Revenue, Series VII 2025 A, 6.75%, 06/01/2060	3,500,000	3,580,190
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2038	215,000	213,198
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 4.63%, 05/15/2041	5,000	4,645
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2047	1,755,000	1,551,483
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	420,000	357,964
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	1,002,296
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	973,193
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III‑2019, 4.00%, 05/15/2050	10,000	7,281
Wyandotte County-Kansas City Unified Government, Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (d)	1,500,000	1,537,394
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (d)	7,500,000	7,633,849
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (d)	7,730,000	7,507,626
29,868,894

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky — 0.1%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	765,528
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	494,922
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,706,954
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,030,171
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,119,105
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,439,444
8,556,124
Louisiana — 2.1%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	251,918
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,011,569
Capital Area Finance Authority, Revenue, GNMA Insured, Series 2025 B, 5.05%, 10/01/2055	1,570,000	1,593,332
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (d)	1,000,000	949,636
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (d)	815,000	794,222
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (d)	2,900,000	2,574,929
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (d)	16,995,000	13,963,413
Louisiana Public Facilities Authority, Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (d)	5,000,000	3,700,000
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	30,000,000	30,819,471

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Louisiana — 2.1% (continued)
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	50,115,000	47,952,538
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.38%, 06/15/2053 (d)	9,500,000	9,667,419
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.50%, 06/15/2059 (d)	9,000,000	9,173,659
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (d)	6,315,000	5,776,169
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (d)	8,760,000	7,718,173
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue, Series 2019 A, 5.00%, 07/01/2059	45,000	44,682
Terrebonne Parish Hospital Service District No. 1, Revenue, Refunding, Series 2026, 5.50%, 04/01/2051	5,000,000	5,266,627
Revenue, Refunding, Series 2026, 5.50%, 04/01/2055	7,975,000	8,358,511
156,616,268
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	85,000	70,697
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2046	525,000	416,041
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,020,000	7,545,160
Maine State Housing Authority, Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,774,026
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	9,362,346
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	8,019,456
Revenue, Series 2025 C, 5.25%, 11/15/2055	15,520,000	15,889,452
50,077,178

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland — 1.7%
County of Frederick, Mount St Mary’s University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (d)	2,470,000	2,210,575
County of Montgomery, Trinity Health Corp. Obligated Group, Revenue, Series 2015 MD, 5.00%, 12/01/2044 (i)	14,065,000	14,065,879
Trinity Health Corp. Obligated Group, Revenue, Series 2016 MD, 5.00%, 12/01/2045 (i)	5,000,000	5,003,166
County of Prince George’s, Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	7,000,000	7,013,265
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2047	210,000	191,984
Maryland Department of Housing & Community Development, Revenue, Series 2025 B, 5.10%, 07/01/2050	700,000	714,116
Revenue, Series 2025 B, 5.15%, 07/01/2055	995,000	1,019,985
Revenue, Series 2025 B, 5.20%, 07/01/2060	1,715,000	1,756,882
Revenue, Series 2025 B, 5.25%, 07/01/2067	1,735,000	1,778,348
Revenue, Series 2025 C, 5.15%, 07/01/2055	3,065,000	3,138,221
Revenue, Series 2025 C, 5.25%, 07/01/2060	8,305,000	8,532,749
Revenue, Series 2025 C, 5.30%, 07/01/2067	10,590,000	10,886,336
Revenue, FHA Insured, Series 2026 B, 5.00%, 07/01/2069	1,000,000	1,015,059
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	3,210,000	3,202,350
Montgomery County Housing Opportunities Commission, Revenue, FHA Insured, Series 2026 A, 4.90%, 07/01/2061 (i)	21,775,000	21,798,088
Revenue, Series 2026 A, 5.00%, 07/01/2066 (i)	27,750,000	28,065,748
Revenue, FHA Insured, Series 2026 A, 5.15%, 01/01/2071 (i)	11,000,000	11,185,752
121,578,503

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts — 1.7%
Massachusetts Bay Transportation Authority Sales Tax, Revenue, Series 2025 B, 5.25%, 07/01/2055 (a)	16,000,000	16,974,313
Sales Tax, Revenue, Series 2025 B, 5.00%, 07/01/2055 (a)	10,000,000	10,347,601
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (d)	1,620,000	1,540,320
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (d)	7,900,000	6,644,935
Care Communities LLC Obligated Group, Revenue, Series 2025 A‑1, 6.38%, 07/15/2045 (d)	8,500,000	8,582,305
Care Communities LLC Obligated Group, Revenue, Series 2025 A‑1, 6.50%, 07/15/2060 (d)	47,200,000	46,923,125
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (d)	2,300,000	2,183,727
Massachusetts Educational Financing Authority, Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	1,029,976
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	818,007
Massachusetts Housing Finance Agency, Revenue, Series 2025 C‑1, 4.95%, 12/01/2060 (i)	13,695,000	13,797,048
Revenue, Series 2025 C‑1, 5.00%, 12/01/2068 (i)	16,000,000	16,129,182
124,970,539
Michigan — 3.0%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	460,000	425,233
Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	9,400,000	9,401,864
Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2056 (d)	4,320,000	4,394,693

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 3.0% (continued)
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2061 (d)	2,240,000	2,270,461
Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	426,693
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	707,233
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	470,474
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,592,986
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,058,165
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	912,324
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,337,952
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,530,828
Michigan State Building Authority, State of Michigan, Revenue, Series 2024 I, 3.19%, 05/01/2026 (b)(c)	28,680,000	28,680,000
Michigan State Housing Development Authority, Revenue, Series 2025 A, 4.95%, 12/01/2050 (a)	8,915,000	9,044,847
Revenue, Series 2025 A, 5.00%, 12/01/2055 (a)	20,540,000	20,834,328
Revenue, Series 2025 A‑1, 5.30%, 10/01/2055 (a)	10,180,000	10,540,747
Revenue, Series 2025 A‑1, 5.50%, 10/01/2068 (a)	58,255,000	60,720,278
Revenue, Series 2025 C, 5.10%, 06/01/2056 (a)	11,515,000	11,757,691
Revenue, Series 2026 A, 4.90%, 12/01/2046 (a)	10,600,000	10,686,778
Revenue, Series 2026 A, 4.95%, 12/01/2051 (a)	12,250,000	12,349,819
Revenue, Series 2026 A, 5.00%, 12/01/2056 (a)	12,500,000	12,632,888

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 3.0% (continued)
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	998,360
Northwestern Regional Airport Authority, Cherry Capital Airport, Revenue, AMT, Series 2026, 5.25%, 01/01/2051 (i)	4,525,000	4,695,727
Cherry Capital Airport, Revenue, AMT, Series 2026, 5.25%, 01/01/2056 (i)	6,350,000	6,523,037
Tipton Academy, Revenue, Series 2021, 4.00%, 06/01/2051	945,000	693,714
216,687,120
Minnesota — 0.3%
City of Bethel Housing and Health Care Facilities, Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,281,493
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,377,815
City of Shakopee, Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.75%, 11/01/2055	2,350,000	2,353,770
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.88%, 11/01/2065	3,000,000	3,022,489
City of St Bonifacius, Augustana Chapel View Homes, Inc., Revenue, Series 2025, 6.50%, 06/01/2060	10,000,000	10,116,597
Dakota County Community Development Agency, Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,618,380
Minnesota Health & Education Facilities Authority, Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,790,000	1,235,708
22,006,252
Mississippi — 0.5%
County of Tunica, Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,560,000	4,687,175
County of Washington, Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	3,900,000	3,394,793

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.5% (continued)
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	240,000	188,523
Mississippi Home Corp., Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (a)	10,000,000	10,169,843
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (a)	15,000,000	15,161,085
Natchez-Adams School District, GO, Series 2020, 1.75%, 03/01/2036	510,000	351,505
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	814,609
GO, Series 2020, 1.75%, 03/01/2037	520,000	343,686
Revenue, Series 2020, 2.50%, 02/01/2039	15,000	10,126
Revenue, Series 2020, 2.50%, 02/01/2040	10,000	6,537
35,127,882
Missouri — 1.3%
Bear Creek Community Improvement District, Revenue, Refunding, Series 2025, 6.25%, 05/01/2045	2,500,000	2,615,548
Cape Girardeau County Industrial Development Authority, West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (d)	3,570,000	3,522,000
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (d)	10,000,000	9,470,361
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	1,375,000	1,369,610
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.50%, 10/01/2031	2,075,000	2,077,466
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,841,665
Hanley, Eager Road Transportation Development District, Revenue, Refunding, Series 2026, 5.88%, 03/01/2049	2,000,000	1,992,034
Health & Educational Facilities Authority of the State of Missouri, Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (d)	4,015,000	3,971,470

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri — 1.3% (continued)
Maryville University of St. Louis, Revenue, Series 2025 A, 5.50%, 06/15/2047	2,880,000	2,918,237
Industrial Development Authority of the City of St. Louis Missouri (The), Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	420,000	428,448
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,295,607
Kansas City Industrial Development Authority, Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2054	10,430,000	10,453,750
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A‑1, 5.00%, 06/01/2054 (d)	3,000,000	2,937,892
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (d)	1,000,000	1,000,496
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (d)	3,515,000	3,365,579
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	1,958,183
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,853,820
Missouri Housing Development Commission, Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (a)	13,945,000	14,204,422
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (a)	10,945,000	11,095,690
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (a)	8,705,000	8,825,309
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project — RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	860,160
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2012, 5.00%, 09/01/2042	30,000	30,008
St. Charles County Industrial Development Authority, Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (d)	1,180,000	1,085,856

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri — 1.3% (continued)
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (d)	3,775,000	3,263,286
98,436,897
Montana — 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2047	125,000	116,339
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 05/15/2060	3,000,000	3,041,190
Montana Facility Finance Authority, Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	750,000	636,785
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,640,000	1,287,822
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	2,605,000	1,851,749
6,933,885
Nebraska — 1.0%
Nebraska Investment Finance Authority, Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,669,833
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2045 (a)	4,900,000	5,027,674
Revenue, GNMA Insured, Series 2025 C, 5.13%, 09/01/2050 (a)	15,000,000	15,258,773
Revenue, GNMA Insured, Series 2025 C, 5.20%, 09/01/2055 (a)	28,145,000	28,631,140
Village of Boys Town, Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.00%, 07/01/2055 (i)	2,000,000	2,323,382
Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.25%, 07/01/2055 (i)	9,625,000	9,648,059
70,558,861
Nevada — 1.2%
City of Las Vegas, Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	553,664

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada — 1.2% (continued)
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	608,467
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,172,193
Special Improvement District No. 819, Special Assessment, Series 2025, 5.25%, 06/01/2045	325,000	335,664
Special Improvement District No. 819, Special Assessment, Series 2025, 5.50%, 06/01/2055	1,000,000	1,017,728
City of Reno, 2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (d)	140,000	140,558
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (d)	1,225,000	1,224,933
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	497,412
State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (b)(c)(d)(f)	143,995,000	83,517,100
89,067,719
New Hampshire — 1.6%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.63%, 02/01/2030 (d)	4,500,000	4,499,556
Revenue, Series 2024, 5.88%, 12/15/2032 (d)	12,374,000	12,365,871
Revenue, Series 2024, 0.00%, 12/01/2034 (d)(g)	6,000,000	3,310,846
Revenue, Series 2025, 0.00%, 12/01/2031 (d)(g)	4,500,000	3,241,515
Revenue, Series 2025, 0.00%, 12/15/2032 (d)(g)	5,481,000	3,551,156
Revenue, Series 2025 A, 0.00%, 02/01/2035 (d)(g)	7,900,000	4,465,976
Aldeana Azalea and Serenada Project, Revenue, Series 2026, 0.00%, 12/01/2040 (d)(g)	18,892,000	6,638,018

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 1.6% (continued)
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (d)	3,765,000	3,579,819
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (d)	8,395,000	7,061,295
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (d)	5,725,000	4,690,569
Ellis County Fresh Water Supply District No. 1, Revenue, Series 2026, 0.00%, 12/15/2039 (g)	19,700,000	8,108,802
Forestar Group Houston Area Projects, Revenue, Series 2026, 6.50%, 12/01/2034 (d)	10,000,000	10,024,422
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (d)(g)	10,000,000	5,218,242
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	210,192
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	297,436
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	272,766
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	350,719
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	262,623
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	514,194
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	1,410,000	1,424,406
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	1,250,000	1,267,800
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (b)(c)(d)	250,000	201,378
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (d)(g)	3,625,000	2,079,159
The Lariat Phase 2 Project, Revenue, Series 2025, 0.00%, 12/15/2032 (d)(g)	18,091,000	11,559,395
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (d)(g)	10,000,000	6,939,302
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (d)(g)	4,983,000	3,451,640

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 1.6% (continued)
New Hampshire Health and Education Facilities Authority Act, Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	9,834,334
115,421,431
New Jersey — 0.9%
New Jersey Economic Development Authority, DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (d)	20,550,000	21,695,307
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (d)	100,000	100,062
Lutheran Social Ministries at Crane’s Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,318,325
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	450,000	450,773
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	53,261
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	354,785
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	140,000	99,825
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	5,860,000	4,464,309
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (a)	35,445,000	36,444,407
65,981,054
New Mexico — 0.2%
Aspire Public Improvement District, Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	493,782
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	764,153
Lower Petroglyphs Public Improvement District, Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,130,455

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.2% (continued)
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,995,557
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2049	1,500,000	1,353,288
New Mexico Mortgage Finance Authority, Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050	2,320,000	2,361,092
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055	2,980,000	3,031,979
Tierra Del Oro Public Improvement District, Special Tax, Series 2025, 5.75%, 10/01/2054	1,570,000	1,573,851
12,704,157
New York — 7.1%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,447,567
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,757,158
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,033,148
Buffalo & Erie County Industrial Land Development Corp., D’Youville University, Revenue, Series 2026 A, 7.75%, 05/01/2055	7,500,000	7,859,963
Buffalo Sewer Authority, Revenue, Series 2021, 1.75%, 06/15/2049 (b)	3,030,000	2,315,999
Build NYC Resource Corp., Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (d)	3,245,000	3,241,444
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (d)	725,000	713,088
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (d)	1,260,000	1,164,049
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (d)	5,375,000	4,770,608
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (d)	6,565,000	5,818,886
Chautauqua Tobacco Asset Securitization Corp., Revenue, Refunding, Series 2014, 5.00%, 06/01/2048	5,300,000	4,109,892

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 7.1% (continued)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2042	105,000	86,140
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	3,460,000	2,595,114
Metropolitan Transportation Authority, Revenue, Refunding, Series SUB 2002D‑2B, 3.40%, 05/01/2026 (c)(k)	500,000	500,000
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2059 (d)	700,000	613,014
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	4,850,000	4,839,187
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	8,515,000	7,600,970
New York City Housing Development Corp., Revenue, FHLMC Insured, Series 2025 A, 5.20%, 02/01/2055 (a)	30,000,000	30,432,176
Revenue, Series 2025 A‑1, 4.80%, 11/01/2055 (i)	5,250,000	5,274,580
Revenue, Series 2025 B‑1, 5.05%, 11/01/2045	420,000	437,991
Revenue, Series 2025 B‑1, 5.20%, 11/01/2050	450,000	460,421
Revenue, Series 2025 B‑1, 5.25%, 11/01/2055	750,000	763,357
Revenue, Series 2025 B‑1, 5.30%, 11/01/2060	1,235,000	1,268,967
Revenue, Series 2025 B‑1, 5.35%, 11/01/2064	1,065,000	1,097,422
Revenue, Series 2025 C‑1, 5.13%, 11/01/2055	7,000,000	7,143,019
Revenue, Series 2025 C‑1, 5.20%, 11/01/2060	5,000,000	5,101,538
Revenue, Series 2025 C‑1, 5.25%, 05/01/2065	10,120,000	10,353,453

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 7.1% (continued)
Revenue, Series 2026 D, 5.00%, 05/01/2056 (i)	28,635,000	28,721,170
Revenue, Series 2026 E‑1- A, 5.00%, 05/01/2056 (i)	24,875,000	24,973,794
Revenue, Series 2026E‑1-A, 4.85%, 11/01/2051 (i)	8,820,000	8,878,297
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue, Refunding, Series 2023 SUB B‑1, 3.45%, 05/01/2026 (c)(k)	20,400,000	20,400,000
New York City Water & Sewer System, Revenue, Refunding, Series 2026 EE, 3.45%, 05/07/2026 (c)(k)	75,000,000	75,000,000
New York City Water & Sewer System, Revenue, Refunding, Series 2026 SUB FF‑2, 3.50%, 05/05/2026 (c)(k)	2,820,000	2,820,000
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	26,365,000	20,546,930
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (d)	5,000,000	5,003,956
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (d)	2,000,000	2,003,122
New York State Dormitory Authority, St. Joseph’s College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,424,599
New York State Housing Finance Agency, Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,182,643
Revenue, Series 2025 D‑1, 4.90%, 11/01/2055	670,000	671,718
Revenue, Series 2025 D‑1, 4.95%, 11/01/2060 (a)	17,955,000	17,999,924
Revenue, Series 2025 D‑1, 5.00%, 05/01/2069 (a)	1,800,000	1,812,900
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue, AMT, Series 2020, 4.38%, 10/01/2045	1,000,000	959,636
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2054	1,950,000	1,976,869
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	52,830,000	53,396,274

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 7.1% (continued)
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2023, 5.13%, 06/30/2060 (i)	9,650,000	9,684,531
JFK NTO LLC, Revenue, AMT, Series 2024, 5.00%, 06/30/2060	16,890,000	16,292,422
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (d)	5,500,000	5,944,238
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,500,000	1,444,113
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	15,355,000	14,214,942
Rockland County Economic Assistance Corp., Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025, 7.50%, 11/01/2055	735,000	780,050
Suffolk Regional Off-Track Betting Corp., Revenue, Series 2024, 6.00%, 12/01/2053	11,000,000	11,246,068
Ulster County Capital Resource Corp., Woodland Pond, Inc. Obligated Group, Revenue, Series 2025, 5.88%, 09/15/2059 (d)	4,750,000	4,757,341
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (d)	4,000,000	4,165,139
Westchester County Local Development Corp., Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	936,749
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	5,790,000	4,766,148
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (d)	7,250,000	6,501,224
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (d)	1,460,000	1,491,164
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.50%, 12/01/2065 (d)	3,335,000	3,410,550
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2046	720,000	671,172
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 7.25%, 11/01/2045	15,000,000	16,828,607

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 7.1% (continued)
Westchester County Healthcare Corp., Revenue, AG Insured, Series 2025, 6.50%, 11/01/2055	5,500,000	6,130,869
Westchester County Healthcare Corp., Revenue, Series 2025, 7.50%, 11/01/2055	18,765,000	20,794,510
515,630,820
North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	3,076,421
North Carolina Medical Care Commission, ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A, 7.00%, 11/01/2055 (d)	7,475,000	7,579,017
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2044	2,005,000	2,024,738
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,443,792
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,636,462
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	571,486
18,331,916
North Dakota — 0.2%
City of Horace, GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	817,170
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,107,835
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	3,000,000	3,000,396
GO, Special Assessment, Refunding, BAM Insured, Series 2026 A, 4.75%, 05/01/2052	1,300,000	1,278,998
City of Mayville, GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,814,752
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,674,358
North Dakota Housing Finance Agency, Revenue, Series 2025 C, 5.00%, 07/01/2053	2,180,000	2,210,976
13,904,485

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B‑2, Class 2, 5.00%, 06/01/2055	200,000	158,624
Revenue, Senior Lien, Refunding, Series 2020 B‑3, Class 2, 0.00%, 06/01/2057 (g)	308,700,000	23,564,460
City of Brecksville, Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (d)	3,840,000	3,751,702
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	1,031,750
Columbus-Franklin County Finance Authority, Revenue, Refunding, Series 2019 A‑1, 5.00%, 12/01/2051	5,000,000	4,995,302
Columbus AAL LP, Revenue, Series 2025 A, 6.05%, 01/01/2046 (d)	3,700,000	3,759,574
Vivera Brookshire LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (d)	4,250,000	4,245,520
Vivera Rosewood LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (d)	4,900,000	4,894,834
County of Cuyahoga, Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,050,000	2,079,515
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,574,934
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,847,462
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	145,000	145,000
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	996,769
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,343,977
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,621,806
County of Lucas, Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (b)(c)	13,050,000	13,045,267

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 3.3% (continued)
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,460,000	2,128,034
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,400
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	24,760,000	25,444,552
Dayton-Montgomery County Port Authority, Springfield AAL LLC, Revenue, Series 2025 A, 6.63%, 01/01/2045 (d)	6,500,000	6,872,782
Delaware County Finance Authority, Revenue, Series 2025 C‑2, 6.25%, 12/01/2043	1,645,000	1,756,968
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,778,926
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (d)	3,000,000	2,431,690
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	248,595
Ohio Housing Finance Agency, Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	15,725,000	15,725,552
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (a)	23,205,000	23,189,724
Amherst AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	4,210,000	4,386,611
Ashford at the Enclave LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (d)	5,460,000	5,686,429
Bedford Heights AAL LP, Revenue, Series 2025, 6.38%, 01/01/2045 (d)	3,370,000	3,535,546
Canton AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	3,570,000	3,719,763
Cuyahoga Falls AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	4,340,000	4,522,064
Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	5,660,000	5,816,542
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	6,355,000	6,530,764

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 3.3% (continued)
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (d)	3,500,000	3,678,319
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (d)	4,480,000	4,561,679
Mason AAL LP, Revenue, Series 2025 A, 6.10%, 01/01/2046 (d)	3,000,000	3,059,268
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	3,224,037
Vivera Northbrook LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (d)	4,500,000	4,728,004
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,707,201
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	6,126,233
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	6,370,161
Summit County Development Finance Authority, UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	840,676
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,471,554
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,186,564
Toledo-Lucas County Port Authority, ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	911,963
Warren County Port Authority, Ohio Communities Accelerator Fund, Revenue, Series 2018 G‑1, 5.13%, 12/01/2038	400,000	400,624
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	650,566
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, Series 2025 E, 6.25%, 12/01/2055	1,190,000	1,236,858
240,091,145

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma — 0.4%
Commerce Development Authority, City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	372,708
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,708,859
Mannford Public Works Authority, Revenue, Refunding, Series 2021, 3.25%, 01/01/2051	1,500,000	1,026,499
Norman Regional Hospital Authority, Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	920,000	631,638
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	133,703
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	800,000	547,029
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	1,800,000	1,802,502
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (d)	3,200,000	3,101,035
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (d)	11,650,000	11,547,112
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2043	35,000	35,308
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	2,100,000	2,071,205
Tulsa Authority for Economic Opportunity, Increment District No. 15, Tax Allocation, Series 2025, 5.50%, 12/01/2035 (d)	1,345,000	1,389,097
Increment District No. 15, Tax Allocation, Series 2025, 6.75%, 12/01/2045 (d)	4,720,000	5,035,483
Wagoner County Development Authority, Revenue, Series 2025, 6.50%, 05/01/2035	2,265,000	2,314,275
31,716,453
Oregon — 1.4%
City of Redmond, GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (a)	10,500,000	11,004,518

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon — 1.4% (continued)
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑1, 7.00%, 03/01/2045 (d)	4,000,000	4,312,267
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑1, 7.25%, 03/01/2060 (d)	12,500,000	13,443,555
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 7.00%, 03/01/2045 (d)	2,000,000	2,156,134
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 7.25%, 03/01/2060 (d)	19,620,000	21,101,004
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (d)	4,000,000	3,761,604
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.50%, 12/01/2054	2,250,000	2,260,301
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	520,000	353,103
Willamette University, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2051	850,000	667,073
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	919,733
Port of Portland, Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (a)	23,305,000	23,584,928
Airport, Revenue, AMT, Series 29, 5.50%, 07/01/2053	1,675,000	1,751,964
Airport, Revenue, AMT, Series 30 A, 5.25%, 07/01/2054	8,090,000	8,316,310
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,186,198
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	869,310
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,773,878
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,650,000	1,433,000

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon — 1.4% (continued)
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,990,000	1,692,677
101,587,557
Pennsylvania — 5.7%
Beaver County Industrial Development Authority, Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	4,855,000	4,090,192
Berks County Industrial Development Authority, Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (b)(c)(d)	3,440,000	3,031,355
Heritage Campus Green Hills Obligated Group, Revenue, Senior Lien, Refunding, Series 2024 C, 5.00%, 04/01/2029 (b)(c)(d)	2,754,000	2,512,778
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	200,000	128,626
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A‑3, 5.00%, 06/30/2039	56,447,000	53,009,553
Tower Health Obligated Group, Revenue, Series 2024 B‑1, 0.00%, 06/30/2044 (j)	52,146,000	39,042,675
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	5,000,000	4,956,020
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,431,307
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,681,452
Crawford County Hospital Authority, Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2051	300,000	300,004
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	345,000	290,096
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,850,000	3,720,754
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	235,000	184,906

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 5.7% (continued)
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	1,865,000	1,710,645
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	284,557
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	7,020,000	5,607,496
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	150,000	149,889
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	285,000	192,552
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,095,000	1,634,824
Glendale Valley Municipal Authority, Revenue, Refunding, Series 2018, 4.75%, 12/01/2039	400,000	358,253
Huntingdon County General Authority, Juniata College, Revenue, Refunding, Series 2021 TT‑3, 5.00%, 10/01/2051	12,020,000	10,931,671
Monroe County Industrial Development Authority, Tobyhanna Township TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2031	2,500,000	2,567,760
Northeastern Pennsylvania Hospital and Education Authority, King’s College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	133,671
King’s College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	297,665
King’s College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	787,134
King’s College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	2,059,550
Pennsylvania Economic Development Financing Authority, Noble Environmental, Inc., Revenue, AMT, Series 2025, 6.88%, 09/01/2047 (d)	22,000,000	23,187,245
Pennsylvania Higher Education Assistance Agency, Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	586,410

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 5.7% (continued)
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AG Insured, Series 2007 A, (3-month SOFR+ 0.65%), 3.30%, 07/01/2039 (l)	500,000	473,878
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,809,853
Pennsylvania Housing Finance Agency, Revenue, Series 2023 143A, 5.38%, 10/01/2046 (a)	15,440,000	16,167,502
Revenue, Series 2023‑143 A, 5.45%, 04/01/2051 (a)	19,280,000	19,926,017
Revenue, Series 2025 148 A, 4.75%, 10/01/2050 (a)	30,020,000	30,123,241
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (a)	36,000,000	35,965,621
Revenue, Series 2025‑149A, 5.15%, 10/01/2050 (a)	32,845,000	33,634,932
Revenue, Refunding, Series 2025‑150A, 5.15%, 10/01/2045 (i)	20,000,000	20,606,642
Revenue, Refunding, Series 2025‑150A, 5.20%, 10/01/2050 (i)	30,445,000	31,140,594
Revenue, Refunding, Series 2025‑150A, 5.25%, 10/01/2052 (a)	19,000,000	19,455,187
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (d)	3,700,000	3,434,577
Quakertown General Authority, Special Assessment, Series 2025, 6.50%, 03/01/2055 (d)	6,000,000	6,174,417
Scranton-Lackawanna Health and Welfare Authority, Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	377,051
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 3.45%, 11/15/2034 (l)	1,890,000	1,880,494
Westmoreland County Industrial Development Authority, Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,812,125

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 5.7% (continued)
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,730,198
Wilkins Area Industrial Development Authority, Jewish Association on Aging Obligated Group, Revenue, Series 2025 A, 7.00%, 04/01/2060 (d)	13,000,000	13,134,183
415,715,552
Puerto Rico — 0.2%
Children’s Trust Fund, Revenue, Series 2002, 5.63%, 05/15/2043	295,000	299,271
Revenue, Series 2008 B, 0.00%, 05/15/2057 (g)	72,305,000	2,229,546
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A‑1, 6.75%, 01/01/2045	8,000,000	8,910,774
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A‑3, 6.50%, 01/01/2042	1,765,000	1,987,392
13,426,983
Rhode Island — 1.2%
Rhode Island Health and Educational Building Corp., Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 9.25%, 10/01/2056	19,400,000	20,167,425
Rhode Island Housing & Mortgage Finance Corp., Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (a)	16,760,000	16,893,127
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (a)	9,250,000	9,205,406
Revenue, GNMA Insured, Series 86-A, 5.20%, 10/01/2050	5,000,000	5,122,352
Revenue, GNMA Insured, Series 86-A, 5.25%, 10/01/2055	10,000,000	10,243,234
Tobacco Settlement Financing Corp., Revenue, Series 2007 A, 0.00%, 06/01/2052 (g)	194,340,000	26,040,375
87,671,919
South Carolina — 0.6%
Charleston County Airport District, Revenue, AMT, Series 2024 A, 5.25%, 07/01/2049	3,750,000	3,884,290

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
South Carolina — 0.6% (continued)
County of Lancaster, Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.00%, 06/01/2045 (d)	1,000,000	1,047,465
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.20%, 06/01/2055 (d)	1,500,000	1,546,728
South Carolina Jobs-Economic Development Authority, Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (d)	32,000,000	32,507,040
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.15%, 08/15/2055 (d)	2,000,000	2,076,093
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (d)	4,000,000	4,146,204
45,207,820
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Industrial Development Board, South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (d)(g)	1,725,000	775,560
Metropolitan Nashville Airport Authority (The), Revenue, AMT, Series 2019 B, 5.00%, 07/01/2054	3,125,000	3,134,062
Revenue, AMT, Series 2026 B, 5.25%, 07/01/2056 (i)	22,750,000	23,382,921
Revenue, AMT, Series 2026 B, 5.50%, 07/01/2056 (i)	14,075,000	14,765,296
Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A‑1, 5.25%, 06/01/2056 (d)	2,125,000	2,058,655
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	3,230,000	2,912,208
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047	7,340,000	6,514,888
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 09/01/2031 (d)	65,000	58,915

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee — 1.1% (continued)
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (d)	870,000	722,028
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (d)	100,000	88,977
Tennessee Housing Development Agency, Revenue, Refunding, GNMA Insured, Series 2025‑1A, 4.90%, 07/01/2045 (a)	3,000,000	3,077,269
Revenue, Refunding, GNMA Insured, Series 2025‑1A, 5.00%, 07/01/2050 (a)	3,750,000	3,803,489
Revenue, Refunding, GNMA Insured, Series 2025‑1A, 5.05%, 07/01/2055 (a)	2,250,000	2,287,510
Williamson County Industrial Development Board, Franklin Classical School, Revenue, Series 2025, 7.25%, 07/01/2055 (d)	12,800,000	13,106,166
76,687,944
Texas — 7.2%
Arlington Higher Education Finance Corp., Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,724,756
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	15,330,000	12,402,657
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (d)	1,500,000	1,536,057
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (d)	1,200,000	1,207,573
Bexar County Health Facilities Development Corp., Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	10,000	9,889
City of Alvarado, Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	725,000	752,156
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2054 (d)	850,000	871,031
City of Anna, Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	875,000	896,455

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment, Series 2026, 5.63%, 09/01/2046 (d)	1,000,000	1,012,361
Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment, Series 2026, 5.88%, 09/01/2056 (d)	1,975,000	1,990,591
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (d)	850,000	870,351
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (d)	1,300,000	1,316,260
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (d)	1,867,000	1,735,606
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (d)	1,407,000	1,209,248
The Woods at Lindsey Place Public Improvement District Area 2‑3, Special Assessment, Series 2025, 5.50%, 09/15/2055	1,500,000	1,514,811
City of Austin, Airport System, Revenue, AMT, Series 2022, 5.00%, 11/15/2052	4,025,000	4,055,794
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (d)	560,000	562,170
City of Bastrop, Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	600,000	612,175
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,000,000	1,010,104
City of Blue Ridge, Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.63%, 09/15/2045 (d)	500,000	517,657
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	680,000	696,677
City of Boyd, Special Assessment, Series 2025, 5.63%, 09/15/2045 (d)	760,000	789,683
Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	1,000,000	1,030,025

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
City of Buda, Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	1,500,000	1,523,066
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	3,000,000	2,977,361
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (d)	3,000,000	2,978,942
City of Caddo Mills, Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.20%, 09/15/2045 (d)	2,245,000	2,323,302
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.35%, 09/15/2055 (d)	4,140,000	4,238,524
City of Celina, Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	475,000	486,955
Special Assessment, Series 2024, 5.75%, 09/01/2054 (d)	1,350,000	1,371,861
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (d)	1,084,000	1,084,547
Lakes at Mustang Ranch Public Improvement District Phases 8‑9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	750,000	747,842
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/01/2045	1,000,000	1,012,485
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055	1,000,000	995,903
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	1,750,000	1,784,492
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (d)	4,000,000	4,086,958
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	360,000	368,083

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (d)	500,000	503,860
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (d)	2,059,000	1,823,397
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	500,000	499,699
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	875,000	861,387
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,000,000	806,968
City of Corpus Christi, Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,167,972
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	2,007,074
City of Crandall, River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (d)	700,000	704,686
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (d)	1,400,000	1,401,010
City of Dayton, Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (d)	610,000	632,982
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (d)	900,000	907,462
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (d)	1,250,000	1,239,589

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
City of Decatur, Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.50%, 09/15/2045 (d)	700,000	717,759
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/15/2055 (d)	1,400,000	1,413,512
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (d)	170,000	172,159
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (d)	865,000	862,626
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (d)	1,331,000	1,346,398
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (d)	1,459,000	1,442,703
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (d)	1,050,000	1,049,375
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (d)	1,500,000	1,449,088
City of Dripping Springs, Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	645,000	649,143
City of Elmendorf, Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	4,094,000	4,165,863
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.13%, 09/01/2055 (d)	3,017,000	3,038,087
City of Fate, Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (d)	900,000	911,964
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (d)	1,850,000	1,865,318
City of Friendswood, Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	7,307,001

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
City of Houston, Hotel Occupancy Tax & Special, Revenue, First Lien, Refunding, AG Insured, Series 2026 C, 0.00%, 09/01/2049 (g)	2,520,000	777,331
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (d)	775,000	792,144
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	740,000	741,195
City of Hutto, Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (d)	385,000	386,973
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (d)	1,165,000	1,143,771
City of Justin, Special Assessment, Series 2025, 6.13%, 09/01/2055 (d)	1,000,000	1,036,595
Timberbrook Public Improvement District No. 1 Improvement Area No. 3, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	660,000	692,092
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	580,000	602,744
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,000,000	1,021,219
Timberbrook Public Improvement District No. 2 Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	405,000	413,781
Timberbrook Public Improvement District No. 2 Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	700,000	705,172
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (d)	2,000,000	1,806,027
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,125,000	1,141,094
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	520,000	527,299

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (d)	805,000	812,343
City of Lago Vista, Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (d)	1,000,000	1,020,076
City of Lavon, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	1,100,000	1,146,535
Special Assessment, Series 2025, 6.00%, 09/15/2054 (d)	1,400,000	1,443,292
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (d)	2,105,000	1,715,744
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (d)	500,000	500,115
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (d)	500,000	499,251
Elevon Public Improvement District Improvement Area No. 2A‑2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (d)	600,000	614,710
Elevon Public Improvement District Improvement Area No. 2A‑2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (d)	800,000	805,360
City of Lowry Crossing, Simpson Road Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	1,000,000	1,037,944
Simpson Road Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	1,625,000	1,668,122
City of Manor, EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2036 (d)	400,000	414,334
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 7.00%, 09/15/2055 (d)	1,910,000	2,010,942
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (d)	515,000	528,656

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	685,000	691,583
City of Mansfield, Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2045 (d)	1,030,000	1,078,430
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.25%, 09/15/2055 (d)	1,200,000	1,238,949
City of Mesquite, Solterra Public Improvement District Improvement Area A‑1, Special Assessment, Series 2023, 5.75%, 09/01/2053 (d)	250,000	256,150
Solterra Public Improvement District Improvement Area A‑2-A‑4, Special Assessment, Series 2025, 5.50%, 09/01/2045	1,000,000	1,016,752
Solterra Public Improvement District Improvement Area A‑2-A‑4, Special Assessment, Series 2025, 5.75%, 09/01/2055	1,635,000	1,635,486
Solterra Public Improvement District Improvement Area C‑4, Special Assessment, Series 2025, 5.63%, 09/01/2055	2,000,000	2,021,412
Solterra Public Improvement District Improvement Area No. C‑3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	500,000	502,941
City of Oak Point, Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (d)	725,000	728,654
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (d)	570,000	575,947
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	1,000,000	1,000,024
City of Penitas, GO, Series 2025, 5.75%, 09/01/2045	1,160,000	1,191,795
GO, Series 2025, 6.00%, 09/01/2055	3,290,000	3,335,151
City of Pflugerville, Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (d)	875,000	881,618

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
City of Pilot Point, Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (d)	750,000	787,029
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.38%, 09/15/2055 (d)	3,500,000	3,614,236
Bryson Ranch Public Impt Dist Zone A Impt Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (d)	1,030,000	1,080,853
Maverick Farms Public Improvement District Improvement Area, Special Assessment, Series 2026, 6.75%, 09/15/2046	1,205,000	1,212,719
Maverick Farms Public Improvement District Improvement Area No.1, Special Assessment, Series 2026, 6.00%, 09/15/2046	1,750,000	1,761,661
Maverick Farms Public Improvement District Improvement Area No.1, Special Assessment, Series 2026, 6.25%, 09/15/2056	2,750,000	2,748,627
City of Plano, Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	500,000	404,519
City of Port Isabel, GO, Series 2024, 5.25%, 02/15/2044	3,155,000	3,217,697
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,014,878
GO, Series 2025, 5.75%, 02/15/2045	1,550,000	1,595,388
GO, Series 2025, 6.00%, 02/15/2055	2,190,000	2,221,176
City of Princeton, Special Assessment, Series 2026, 5.25%, 09/01/2046 (d)(h)	1,000,000	994,079
Eastridge Public Improvement District Improvement Area 5, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,900,000	1,908,943
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (d)	1,000,000	1,019,763
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	700,000	705,255
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	500,000	506,171

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	850,000	886,055
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	1,000,000	1,026,442
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	540,000	549,963
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,000,000	1,005,904
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	810,000	840,372
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	845,000	864,790
City of Royse City, Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	605,000	624,583
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	775,000	792,276
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	746,000	746,413
City of Seagoville, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	650,000	673,050
Special Assessment, Series 2025, 6.00%, 09/15/2054 (d)	875,000	897,792
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (d)	5,000,000	5,023,543
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (d)	2,000,000	2,033,411
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (d)	2,500,000	2,495,435

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
City of Terrell, Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.00%, 09/15/2045 (d)	2,000,000	2,086,551
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.25%, 09/15/2055 (d)	3,000,000	3,092,997
City of Tomball, Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	500,000	524,601
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (d)	770,000	798,236
City of Uhland, Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (d)	950,000	939,744
City of Venus, Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	162,000	132,029
City of Wharton, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	865,000	895,674
Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	1,250,000	1,280,136
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (d)	870,000	848,505
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (d)	2,240,000	2,087,855
Club Municipal Management District No. 1, Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (d)	1,050,000	1,051,071
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (d)	1,500,000	1,480,349
County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (d)	605,000	624,689
County of Denton, Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (d)	2,180,000	2,255,534
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (d)	2,000,000	2,030,213

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (d)	3,200,000	3,217,102
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,250,000	1,270,645
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,520,246
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (d)	2,125,000	2,178,196
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (d)	3,350,000	3,342,325
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	2,519,000	2,508,554
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (d)	1,800,000	1,730,701
Viera Public Improvement District Improvement Area No. 1, Special Assessment, Series 2026, 5.45%, 09/01/2046	620,000	621,052
Viera Public Improvement District Improvement Area No. 1, Special Assessment, Series 2026, 5.75%, 09/01/2056	1,150,000	1,147,762
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (d)	2,250,000	2,041,548
County of Montgomery, Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,136,957
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	680,343
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	813,984
Edinburg Economic Development Corp., Sales Tax, Revenue, Series 2021 A, 3.38%, 08/15/2046	355,000	244,779

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Greater Texas Cultural Education Facilities Finance Corp., CFC — WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (d)	1,470,000	1,481,641
CFC — WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (d)	7,495,000	7,398,285
CFC — WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (d)	550,000	550,607
Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.25%, 06/01/2054	14,130,000	13,688,892
Hidalgo County Regional Mobility Authority, Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (g)	6,125,000	1,926,107
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (g)	7,130,000	2,089,681
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (g)	5,145,000	1,337,234
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (g)	2,175,000	489,556
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (g)	5,000,000	997,970
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (g)	6,100,000	1,146,982
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (g)	5,805,000	2,041,425
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (g)	2,945,000	964,363
Houston Higher Education Finance Corp., Houston Baptist University, Revenue, Series 2021, 4.00%, 10/01/2051	3,200,000	2,548,078
Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,636,400
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	4,855,000	4,709,486
Hunt Memorial Hospital District Charitable Health, GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,083,353
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	20,583
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	8,074

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Iowa Colony Development Authority, Reinvestment Zone Number Two, Revenue, Series 2021, 2.75%, 04/01/2045	1,065,000	728,999
New Hope Cultural Education Facilities Finance Corp., Revenue, Series 2025 B, 3.40%, 05/01/2026 (c)(k)	11,000,000	11,000,000
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (d)	200,000	175,760
Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.25%, 01/01/2042	18,180,000	18,109,849
Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.50%, 01/01/2057	133,315,000	122,746,187
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (d)	3,450,000	3,483,486
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (d)	14,775,000	14,614,880
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,669,857
North Texas Municipal Water District, Revenue, Series 2020, 2.00%, 06/01/2041	1,165,000	837,415
Revenue, Series 2020, 2.00%, 06/01/2042	1,195,000	831,863
Revenue, Series 2020, 2.00%, 06/01/2043	1,230,000	830,651
Revenue, Series 2020, 2.00%, 06/01/2044	1,260,000	825,881
Buffalo Creek Wastewater Interceptor Syste, Revenue, Refunding, Series 2019, 2.75%, 06/01/2049	1,130,000	790,607
Olney Hamilton Hospital District, GO, Series 2024, 6.25%, 09/15/2054 (d)	25,350,000	25,945,885
Paseo del Este Municipal Utility District No. 1, GO, Series 2022, 3.00%, 08/15/2046	3,505,000	2,455,554
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,005
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	85,000	85,035

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 7.2% (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue, Senior Lien, AMT, Series 2019, 5.00%, 06/30/2058	3,495,000	3,457,040
Texas Water Development Board, State Revolving Fund, Revenue, Series 2025, 4.75%, 10/15/2055 (a)	25,000,000	25,034,023
Town of Argyle, Waterbrook of Argyle Public Improvement District, Special Assessment, Series 2018, 5.13%, 09/01/2038 (d)	2,100,000	2,115,637
Town of Little Elm, Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,509,000	1,233,890
Town of Providence Village, Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (d)	775,000	780,756
Travis County Development Authority, Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	788,397
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,375,044
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (d)	900,000	925,950
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (d)	765,000	778,664
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	585,000	596,418
Village of Salado, Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (d)	658,000	672,072
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (d)	707,000	709,953
523,975,119
Utah — 2.1%
Chelsey Public Infrastructure District No. 1, GO, Series 2024, 7.25%, 03/01/2054 (d)	1,610,000	1,645,928

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 2.1% (continued)
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (d)	1,159,000	1,217,098
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation, Series 2026, 5.88%, 03/01/2051 (d)	1,500,000	1,525,233
Fields Estates Public Infrastructure District, Assessment Area, Special Assessment, Series 2024 A‑2, 5.25%, 12/01/2053 (d)	6,935,000	6,813,120
Firefly Public Infrastructure District No. 1, GO, Series 2024 A‑1, 6.63%, 03/01/2054 (d)	5,645,000	5,806,404
Assessment Area 1, Special Assessment, Series 2024 A‑2, 5.63%, 12/01/2043 (d)	1,704,190	1,748,404
Mida Cormont Public Infrastructure District, GO, Series 2025 A‑1, 6.25%, 06/01/2055 (d)	6,900,000	7,248,653
GO, Series 2025 A‑2, 0.00%, 06/01/2055 (d)(j)	15,725,000	13,677,687
GO, Series 2025 B, 8.50%, 06/15/2055 (d)	3,747,000	3,850,098
MIDA Mountain Veterans Program Public Infrastructure District, Tax Allocation, Series 2024, 5.20%, 06/01/2054 (d)	6,205,000	6,217,597
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2025‑1, 5.50%, 06/01/2055 (d)	1,500,000	1,506,157
Tax Allocation, Series 2025‑1, 5.75%, 06/01/2060 (d)	2,650,000	2,698,050
Military Installation Development Authority, Military Recreation Assessment Area, Revenue, Series 2021 A‑2, 4.00%, 06/01/2052	17,780,000	14,793,348
Moonlight Village Public Infrastructure District No. 1, GO, Series 2025 A, 6.00%, 03/01/2056 (d)	1,000,000	1,011,170
Olympia Public Infrastructure District No. 1, Revenue, Series 2024 A‑2, 5.13%, 12/01/2029 (d)	2,000,000	2,024,401
Limited Tax Pledged, GO, Series 2024 A‑1, 6.38%, 03/01/2055 (d)	2,485,000	2,558,923
Panorama Public Infrastructure District No. 1, Assessment Area No. 1, Special Assessment, Series 2026, 6.20%, 12/01/2055 (d)	1,130,000	1,132,218
Point Phase 1 Public Infrastructure District No. 1, Revenue, Series 2025 B, 8.50%, 03/15/2055	2,500,000	2,539,786

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 2.1% (continued)
Ridges Estates Infrastructure Financing District, Ridges Estates Infrastructure Financing District Apline Hollow Assessment Area, Special Assessment, Series 2025, 6.25%, 12/01/2053 (d)	3,500,000	3,615,308
Soleil Hills Public Infrastructure District No. 1, GO, Series 2025 A, 5.88%, 03/01/2055 (d)	2,425,000	2,432,003
South Salt Lake Redevelopment Agency, Tax Allocation, Series 2025, 6.25%, 04/15/2046 (d)	2,125,000	2,170,597
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (d)	3,000,000	2,553,591
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (d)	8,500,000	7,097,532
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (d)	16,900,000	17,450,379
Athenian eAcademy, Revenue, Series 2024 A, 6.50%, 04/15/2058 (d)	9,060,000	8,195,202
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (d)	5,805,000	5,235,405
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2041 (d)	1,020,000	957,427
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (d)	3,895,000	3,219,208
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (d)	7,380,000	7,068,304
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (d)	400,000	405,797
Ronald Wilson Reagan Academy, Revenue, Refunding, Series 2016 A, 5.00%, 02/15/2046 (d)	1,000,000	876,135
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (d)	1,590,000	1,427,437
Utah Infrastructure Agency, Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	757,763
Ventana Resort Village Public Infrastructure District, GO, Series 2024, 5.50%, 03/01/2054 (d)	4,000,000	3,973,204
Viridian Farm Public Infrastructure District No. 1, GO, Series 2024 A, 5.88%, 03/01/2054 (d)	2,255,000	2,286,247
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (d)	4,111,185	4,146,193

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 2.1% (continued)
Wood Ranch Public Infrastructure District Assessment Area No. 2, Special Assessment, Series 2026, 5.88%, 12/01/2055 (d)	2,500,000	2,526,630
154,408,637
Virgin Islands — 0.1%
Virgin Islands Hotel Development Financing Corp., Revenue, Senior Lien, Series 2025 A‑1, 6.00%, 12/01/2055	9,400,000	9,335,684
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	492,207
9,827,891
Virginia — 1.2%
Chesapeake Hospital Authority, Chesapeake Hospital Authority Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 07/01/2026	845,000	844,395
Farmville Industrial Development Authority, Longwood Housing Foundation LLC, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2055	4,705,000	4,136,713
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2046	65,000	65,003
Prince William County Industrial Development Authority, Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,445,942
Salem Economic Development Authority, Roanoke College Obligated Group, Revenue, Series 2025, 5.50%, 04/01/2045	600,000	618,757
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2055	1,330,000	1,386,774
Virginia College Building Authority, Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (d)	1,000,000	767,105
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (d)	1,000,000	767,106
Virginia Housing Development Authority, Revenue, Series 2024 F SUB F‑1, 5.05%, 07/01/2050	2,250,000	2,286,961
Revenue, Series 2024 F SUB F‑1, 5.10%, 07/01/2055	2,000,000	2,030,333

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia — 1.2% (continued)
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	2,977,077
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	4,956,483
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,570,000	12,621,170
Revenue, Series 2024F SUB F‑3, 5.00%, 07/01/2050 (a)	4,000,000	4,052,739
Revenue, Series 2024F SUB F‑3, 5.05%, 07/01/2055 (a)	6,000,000	6,091,891
Revenue, Series 2025 A, 4.85%, 03/01/2068 (a)	16,500,000	16,521,511
Revenue, Series 2025 C, 5.10%, 07/01/2055	6,420,000	6,582,600
Virginia Small Business Financing Authority, I‑66 Express Mobility Partners LLC, Revenue, Senior Lien, AMT, Series 2017, 5.00%, 12/31/2056	9,220,000	8,913,026
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 12/01/2051	9,880,000	8,404,628
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	3,000,000	3,102,224
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	98,687
88,671,125
Washington — 1.9%
Port of Woodland, Revenue, Series 2024, 5.25%, 12/01/2034	1,170,000	1,150,774
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,880,225
Washington State Housing Finance Commission, Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,664,703
Bayview Manor Homes Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (d)	1,500,000	1,517,966
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	15,000,000	15,018,972

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Washington — 1.9% (continued)
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (d)	1,000,000	1,001,528
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (d)	2,540,000	2,462,895
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (d)	3,320,000	3,231,720
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 07/01/2046 (d)	5,160,000	5,268,592
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 07/01/2060 (d)	10,075,000	10,117,410
Provident Group-SH II Properties LLC, Revenue, Series 2025 A, 5.75%, 07/01/2060 (d)	45,690,000	46,586,803
Provident Group-SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2064 (d)	20,000,000	20,137,944
Provident Group-SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (d)	6,550,000	6,793,939
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	7,055,000	6,629,569
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,013,090
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (d)	5,510,000	4,858,309
137,334,439
West Virginia — 0.1%
City of Huntington, Downtown Development/ Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	380,000	386,001
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	449,558
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	440,000	448,968

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia — 0.1% (continued)
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	955,393
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	5,445,000	5,169,795
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	1,610,000	1,265,820
8,675,535
Wisconsin — 13.0%
Public Finance Authority, Revenue, Series 2023‑1, Class A, 5.75%, 07/01/2062	7,404,348	7,666,747
Revenue, Series 2024, 5.50%, 12/15/2038 (d)	12,932,786	12,954,380
Revenue, Series 2025, 0.00%, 12/15/2042 (d)(g)	25,000,000	7,787,387
AIDS Healthcare Foundation Obligated Group, Revenue, Series 2025 A, 5.25%, 12/01/2054	8,000,000	7,994,036
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A‑1, 6.75%, 12/01/2060 (d)	1,000,000	1,018,106
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (d)	39,030,000	30,443,400
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (d)	2,020,000	1,560,892
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (d)	2,995,000	1,927,056
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (d)	2,445,000	1,478,567
Bonnie Cone Classical Academy, Inc., Revenue, Series 2024, 5.63%, 06/15/2059 (d)	1,270,000	972,320
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (d)(g)	8,160,000	4,087,828
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.25%, 06/01/2045	595,000	602,406
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	1,200,000	1,206,085

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (d)	6,800,000	6,960,305
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (d)	2,500,000	2,190,760
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (d)	250,000	253,058
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (d)	410,000	413,873
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (d)	1,000,000	988,403
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (d)	2,415,000	2,378,278
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2051 (d)	3,645,000	3,132,468
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	899,241
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	798,345
Coral Academy of Science Reno, Revenue, Series 2022 A, 5.88%, 06/01/2052 (d)	1,500,000	1,444,598
Creekhaven Wildrye and Furst Ranch Project, Revenue, Series 2026, 0.00%, 12/15/2036 (d)(g)	10,000,000	5,089,394
Dominium Holdings I LLC, Revenue, Series 2024‑1, Class B‑1, 6.81%, 04/28/2036 (d)	27,155,000	28,153,147
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (d)	9,525,000	9,479,455
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 B, 9.50%, 06/15/2040 (d)	2,170,000	2,065,988
Driftwood Conservation District, Revenue, Series 2025, 0.00%, 12/15/2039 (d)(g)	7,840,000	3,281,202
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (d)	200,000	181,013
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (d)	2,440,000	1,801,360
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (d)	9,585,000	9,533,423

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (d)	2,945,000	2,598,544
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (d)	2,550,000	2,115,136
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,677
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (d)	2,385,253	2,386,876
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.00%, 05/01/2045 (d)	1,500,000	1,539,720
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.13%, 05/01/2055 (d)	7,600,000	7,671,319
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/15/2043	30,000	31,168
Kaiser Obligated Group, Revenue, Series 2022 A, 5.00%, 10/01/2052 (a)	14,555,000	14,715,674
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (d)	2,815,000	2,752,241
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (d)	4,640,000	4,228,285
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (d)	4,060,000	3,574,917
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2055	1,000,000	993,895
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	606,910
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.50%, 06/15/2055	1,000,000	1,000,577
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	1,006,799
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	981,749
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2055 (d)	500,000	497,954
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 7.00%, 06/15/2065 (d)	700,000	703,706

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (d)	12,650,000	13,046,967
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (d)	3,300,000	3,437,036
Millville Public Charter School, Revenue, Refunding, Series 2026 A, 6.25%, 03/01/2061 (d)	2,325,000	2,222,598
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (d)(g)	12,428,000	7,309,140
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (d)	450,000	446,288
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	999,965
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,470,001
North Hills Christian School, Inc., Revenue, Series 2026 A, 6.38%, 07/01/2056 (d)	625,000	625,059
North Hills Christian School, Inc., Revenue, Series 2026 A, 6.38%, 07/01/2061 (d)	725,000	720,166
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (d)	21,895,000	20,426,713
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (d)	400,000	400,416
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	85,800,000	88,597,869
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (d)	37,000,000	40,906,697
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	2,042,783
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,950,000	1,841,867
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (d)	1,000,000	939,521
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (d)	6,920,000	4,847,684

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,752,525
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (d)	2,075,000	1,936,943
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (d)	1,000,000	1,000,837
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (d)	706,646	707,205
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (d)	22,000,000	22,133,331
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,920,886
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,530,730
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	201,006
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (d)	8,170,000	7,573,762
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 06/30/2060	25,865,000	26,494,746
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 12/31/2065	219,175,000	224,034,658
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 6.50%, 12/31/2065	44,000,000	48,398,838
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	3,075,000	3,143,572
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,543,587
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	350,000	267,548
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,579,467

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	1,200,000	1,146,089
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	5,300,000	4,781,194
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,277,209
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	30,000	27,350
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2043	8,900,000	8,493,267
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2048	13,335,000	12,095,072
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (d)(f)	19,700,000	17,265,858
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (d)	4,865,000	4,309,371
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (d)	1,655,000	1,311,948
WVC, Revenue, Series 2025 A, 6.25%, 12/01/2045 (d)	1,325,000	1,368,413
WVC, Revenue, Series 2025 A, 6.50%, 12/01/2055 (d)	2,480,000	2,532,355
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (d)	4,340,000	4,457,933
Wisconsin Health & Educational Facilities Authority, Revenue, Series 2026, 6.50%, 11/01/2036 (d)(h)	13,120,000	13,062,235
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 6.38%, 11/15/2060	4,100,000	4,100,659
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,924,764
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,423,219
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,379,764
Chiara Communities, Inc., Revenue, Series 2018 B, 4.50%, 07/01/2043	45,000	41,670

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 13.0% (continued)
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	3,850,000	3,433,189
Chiara Communities, Inc., Revenue, Series 2018 C, 7.50%, 07/01/2053	2,500,000	2,291,194
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,797,183
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	16,425,599
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	35,205,194
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 6.63%, 07/01/2060	27,550,000	28,913,739
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,630,424
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,625,000	1,267,212
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,039,337
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,063,441
Sanford Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	57,157
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	45,000	43,577
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.38%, 02/01/2048	5,000	4,824
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,344,733
945,189,252
Total Municipal Bonds (Cost $8,988,238,810)		8,563,370,432

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 0.0% (e)
Ground Transportation — 0.0% (e)
Brightline East LLC 11.00%, 01/31/2030 (d) (Cost $3,460,558)	12,155,000	1,095,358
Number of Warrants
Warrants — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC, expiring 12/1/2035*‡ (m) (Cost $—)	1,917,826	—
	Shares
Short-Term Investments — 0.0% (e)
Investment Companies — 0.0% (e)
JPMorgan US Government Money Market Fund 3.61% (n) (Cost $2,016,786)	2,016,786	2,016,786
Total Investments — 117.5% (Cost $8,993,716,154)		8,566,482,576
Floating Rate Note Obligations — (19.3)% (o)		(1,403,285,000)
Other Assets Less Liabilities — 1.8%		126,117,270
Net Assets — 100.0%		7,289,314,846
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.
(c)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2026.
(d)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $3,167,613,814, which represents approximately 43.46% of net assets of the Fund.
(e)
Represents less than 0.05% of net assets.
(f)
Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2026 amounted to $177,959,459, which represents approximately 2.44% of net assets of the Fund.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost		Carrying Value Per Share/Principal
Arkansas Development Finance Authority	01/31/24 - 03/05/24	$12,081,634	$108.36
California Infrastructure & Economic Development Bank	11/26/25 - 12/12/25	95,010,507	58.00
City of Palos Heights	12/20/2024	1,070,000	90.00
City of Palos Heights	12/20/2024	8,542,841	90.00
Public Finance Authority	6/12/24 - 10/09/24	18,107,466	87.64
State of Nevada Department of Business & Industry	11/26/25	143,995,000	58.00
		$278,807,448
(g)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(h)
When-issued security.
(i)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $69,141,396.
(j)
Zero coupon bond until next reset date.
(k)
Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(l)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2026.
(m)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(n)
Represents 7-day effective yield as of April 30, 2026.
(o)
Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AGMC
— Insured by Assured Guaranty Municipal Corp.
AMT
— Alternative Minimum Tax
FHA
— Federal Housing Administration
FHLMC
— Federal Home Loan Mortgage Corp.
GNMA
— Government National Mortgage Association
GO
— General Obligation
SOFR
— Secured Overnight Financing Rate

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,147,392
Aggregate gross unrealized depreciation	(562,380,970)
Net unrealized depreciation	$(427,233,578)
Federal income tax cost of investments	$8,993,716,154

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 100.6%
Alabama — 4.1%
Baldwin County Industrial Development Authority,Novelis Corp., Revenue, AMT, Series 2025 A, 5.00%, 06/01/2032 (a)(b)(c)	10,000,000	10,216,555
Novelis Corp., Revenue, AMT, Series 2025 B, 4.63%, 06/01/2032 (a)(b)(c)	5,250,000	5,290,547
Black Belt Energy Gas District, Revenue, Series 2025 C, 5.25%, 08/01/2027 (c)	1,450,000	1,469,905
Revenue, Series 2025 C, 5.25%, 08/01/2028 (c)	1,925,000	1,968,771
Revenue, Series 2025 C, 5.25%, 08/01/2029 (c)	1,650,000	1,699,120
Revenue, Series 2025 C, 5.25%, 08/01/2030 (c)	1,850,000	1,915,321
Revenue, Series 2025 C, 5.25%, 08/01/2031 (c)	2,700,000	2,803,852
Revenue, Series 2025 C, 5.25%, 08/01/2032 (c)	2,500,000	2,599,571
Revenue, Series 2025 C, 5.25%, 08/01/2033 (c)	3,600,000	3,741,446
Revenue, Series 2025 C, 5.50%, 08/01/2034 (a)(b)(c)	40,000,000	42,354,856
Chelsea Park Cooperative District, Special Assessment, Series 2018, 4.00%, 05/01/2028	225,000	225,131
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System Obligated Group, Revenue, Series 2016 A, 5.00%, 02/01/2041	3,000,000	3,000,033
77,285,108
Alaska — 0.0% (d)
Alaska Industrial Development & Export Authority, Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	715,000	737,689
American Samoa — 0.2%
American Samoa Economic Development Authority, Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,106,482
Revenue, Series 2021 A, 5.00%, 09/01/2038 (c)	750,000	765,105
2,871,587
Arizona — 1.1%
Arizona Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,417,407

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 1.1% (continued)
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	200,680
Floreo at Teravalis Community Facilities District, Special Assessment, Series 2025, 5.15%, 07/01/2035	1,129,000	1,167,628
Industrial Development Authority of the City of Phoenix Arizona (The), Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	969,007
Industrial Development Authority of the County of Pima (The), La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,068,628
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,311,115
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B‑1, 6.63%, 05/15/2031 (c)	1,500,000	1,501,121
plc Charter Schools, Revenue, Refunding, Series 2016, 5.25%, 12/01/2026 (c)	125,000	125,321
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,014,692
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,337,561
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 5.50%, 05/01/2036	1,750,000	1,785,060
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 6.00%, 05/01/2041	2,000,000	2,038,786
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	2,000,000	2,002,530
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	121,150
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	240,123
20,300,809
Arkansas — 0.5%
Arkansas Development Finance Authority, Revenue, Refunding, Series 2021, 3.00%, 07/01/2031	1,750,000	1,442,534

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arkansas — 0.5% (continued)
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	500,006
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	540,000	521,218
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	22,597
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	200,846
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,071,379
Pulaski County Public Facilities Board, Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,534,220
9,292,800
California — 9.0%
Alameda Community Facilities District, Community Facilities District No. 13‑1, Special Tax, Series 2016, 5.00%, 09/01/2042	1,250,000	1,252,176
Antelope Valley Healthcare District, Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	4,215,000	4,205,861
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	8,055,000	8,055,353
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,300,746
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)(e)	21,605,000	12,530,900
California Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2050	7,455,000	6,096,345
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (c)	2,825,000	2,804,383
Santa Rosa Academy LLC, Revenue, Series 2015, 5.13%, 07/01/2035 (c)	1,355,000	1,355,265
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	8,500,000	8,769,140

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 9.0% (continued)
Fontana Jurupa Hills Project Area, Tax Allocation, Series 2025 B, 5.00%, 09/01/2033 (c)	1,920,000	1,939,191
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 5.38%, 06/01/2035 (c)	750,000	793,072
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (c)	1,000,000	1,077,807
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A‑1, 6.75%, 07/01/2065 (c)	3,500,000	3,748,318
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A‑2, 6.50%, 07/01/2065 (c)	4,050,000	4,011,783
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/01/2035 (c)	1,000,000	1,000,223
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)	3,305,000	3,344,173
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,635,000	2,636,017
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 12/01/2036 (c)	9,795,000	9,802,858
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	12,995,000	12,994,718
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	240,000	244,633
City of Los Angeles Department of Airports, Revenue, AMT, ETM, Series 2016 A, 5.00%, 05/15/2026	10,000	10,008
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (f)	5,650,000	5,751,937
Del Mar Race Track Authority, Revenue, Refunding, Series 2015, 5.00%, 10/01/2027	1,535,000	1,535,149
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	287,820
Revenue, Series 2015 B, 3.25%, 06/01/2030	10,000	9,457
Revenue, Series 2015 B, 3.38%, 06/01/2031	115,000	107,697
Revenue, Series 2015 B, 3.50%, 06/01/2033	25,000	22,867
Revenue, Series 2015 B, 4.00%, 06/01/2037	140,000	126,685
Revenue, Series 2015 B, 5.00%, 06/01/2040	7,230,000	7,040,538
Revenue, Series 2015 B, 4.00%, 06/01/2045	295,000	233,929

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 9.0% (continued)
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue, AMT, Series 2016 B, 5.00%, 05/01/2046	13,340,000	13,271,586
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (f)	20,640,000	20,611,839
Revenue, Second Series, AMT, Series 2025 D, 5.50%, 05/01/2055 (f)	15,000,000	15,926,523
San Gorgonio Memorial Health Care District, GO, Refunding, Series 2014, 5.50%, 08/01/2026	10,000	10,000
GO, Refunding, Series 2015, 3.50%, 08/01/2030	1,000,000	925,867
GO, Refunding, Series 2020, 2.00%, 08/01/2029	50,000	44,074
Silicon Valley Tobacco Securitization Authority, Revenue, Series 2007 A, 0.00%, 06/01/2036 (g)	32,750,000	18,719,143
172,598,081
Colorado — 3.0%
Aerotropolis Regional Transportation Authority, Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	5,022,657
City & County of Denver, United Airlines, Inc., Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2032	36,750,000	36,781,329
City of Fruita, Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.38%, 01/01/2033 (c)	5,400,000	5,437,864
Colorado Educational & Cultural Facilities Authority, Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	585,000	589,441
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A‑1, 4.25%, 09/15/2038	530,000	527,274
Eagle County Airport Terminal Corp., Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,492,517
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2037	1,000,000	1,004,071
Elbert County Independence Water & Sanitation District, Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	1,043,597
Pueblo Urban Renewal Authority, City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	97,073

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 3.0% (continued)
Town of Del Norte, Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	745,000	742,992
56,738,815
Connecticut — 0.3%
Connecticut Housing Finance Authority, Revenue, AMT, Refunding, Series 2020 E2, 1.70%, 11/15/2028	950,000	893,936
Connecticut State Health & Educational Facilities Authority, Duncaster, Inc. Obligated Group, Revenue, Series A, 5.00%, 08/01/2035	300,000	300,076
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2027 (c)	100,000	100,946
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2028 (c)	100,000	101,833
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2029 (c)	100,000	102,545
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2030 (c)	400,000	409,578
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2032 (c)	575,000	586,371
Griffin Health Obligated Group, Revenue, Refunding, Series G‑1, 5.00%, 07/01/2034 (c)	125,000	126,907
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	1,075,000	1,087,666
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	1,410,000	1,421,865
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	1,365,000	1,374,566
6,506,289
Delaware — 0.0% (d)
Town of Milton, Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (c)	100,000	101,718
District of Columbia — 0.3%
District of Columbia, GO, Series 2026 C, 3.27%, 05/01/2026 (b)(h)	800,000	800,000
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2041 (c)	1,130,000	1,065,714

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia — 0.3% (continued)
Obligated Group, Revenue, Series 2024 A, 5.63%, 06/01/2044	1,000,000	982,771
Union Market TIF Area, Tax Allocation, Series 2021 A, 3.75%, 06/01/2031 (c)	2,162,000	2,098,574
4,947,059
Florida — 13.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	475,000	475,264
Alachua County Housing Finance Authority, Woodland Park II LLC, Revenue, Series 2025 B, 4.90%, 07/01/2028 (a)(b)(c)	1,850,000	1,851,007
Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	190,000	193,741
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021 A‑1, 2.75%, 05/01/2031	2,745,000	2,603,656
Babcock Ranch Community Independent Special District, Assessment Area, Special Assessment, Series 2024, 5.00%, 05/01/2044 (c)	995,000	1,010,041
Assessment Area 1, Special Assessment, Series 2015, 5.25%, 11/01/2046	3,460,000	3,460,593
Assessments, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	15,105
Assessments, Special Assessment, Series 2024, 4.30%, 05/01/2031 (c)	1,000,000	1,012,510
Balm Grove Community Development District, Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,245,693
Beach Road Golf Estates Community Development District, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,058
Bridle Creek Community Development District, Special Assessment, Series 2025, 5.15%, 05/01/2035	1,790,000	1,813,806
Capital Projects Finance Authority, Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,561,692

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Capital Trust Agency, Inc., Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	488,355
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	425,000	419,444
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	6,000,000	6,327,145
Academir Charter Schools, Inc., Revenue, Series 2025 A, 5.00%, 07/01/2035 (c)	2,265,000	2,286,175
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.13%, 10/01/2035	685,000	701,324
Connerton East Community Development District, Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	205,214
County of Miami-Dade, Aviation, Revenue, AMT, Refunding, Series 2015 A, 5.00%, 10/01/2038	1,000,000	1,003,653
County of Palm Beach, Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2035 (c)	1,600,000	1,754,552
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2035 (c)	500,000	540,341
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	535,000	544,027
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	225,000	227,303
Crosswinds East Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	210,000	211,735
East Nassau Stewardship District, Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	847,749
East Palm Drive Community Development District, East Palm Drive Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.35%, 06/15/2046 (c)(i)	500,000	500,168
Edgewater East Community Development District, Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,970,000	1,908,713

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Edgewater West Community Development District, Master Infrastructure Bond Area, Special Assessment, Series 2026, 6.00%, 05/01/2041	5,000,000	5,000,528
Epperson North Community Development District, Assessment Area 1, Special Assessment, Series 2018 A‑1, 5.75%, 11/01/2049 (c)	995,000	1,014,308
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)	28,500,000	7,980,000
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	15,750,000	4,410,000
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	408,325
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (a)(b)(c)	55,960,000	36,374,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	5,175,000	3,700,125
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	3,500,000	2,502,500
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	1,500,000	1,065,000
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (c)	1,190,000	1,222,623
GFL Solid Waste Southeast LLC, Revenue, AMT, Series 2024 A, 4.38%, 10/01/2031 (a)(b)(c)	8,000,000	8,043,983
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,081,965
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	141,051
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,800,557
Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.45%, 07/01/2030 (a)(b)(c)	10,000,000	10,181,375
Florida Local Government Finance Commission, BridgePrep Academy, Inc. Obligated Group, Revenue, Series 2025 A, 5.00%, 06/15/2035 (c)	7,370,000	7,615,795
Life Care ET, Inc., Revenue, Series 2025 A, 0.00%, 12/01/2030 (c)(j)	4,600,000	4,767,095

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 5.25%, 07/01/2038 (c)	2,070,000	2,154,646
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 5.50%, 11/15/2035 (c)	1,000,000	1,044,587
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (c)(j)	3,750,000	3,890,758
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	265,000	267,912
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	545,652
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 2.95%, 05/01/2031	500,000	466,212
Greater Orlando Aviation Authority, JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2026	9,075,000	9,075,322
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2036	18,010,000	18,011,524
United Airlines, Inc., Revenue, AMT, Series 2025, 5.25%, 11/01/2034	2,000,000	2,118,868
United Airlines, Inc., Revenue, AMT, Series 2025, 5.25%, 11/01/2035	2,500,000	2,638,751
United Airlines, Inc., Revenue, AMT, Series 2025, 5.50%, 11/01/2036	2,000,000	2,133,462
United Airlines, Inc., Revenue, AMT, Series 2025, 5.50%, 11/01/2037	2,045,000	2,174,762
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	410,000	415,765
Harmony Community Development District, Special Assessment, Refunding, Series 2014, 5.25%, 05/01/2032	2,490,000	2,490,008
Harvest Hills South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.25%, 05/01/2030	300,000	299,855
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2035	375,000	371,643

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Kings Creek I Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2030	300,000	302,881
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2036	455,000	469,194
Kingston One Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,590,000	2,686,567
Lakefront Estates Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2045	2,325,000	2,363,792
Lakes of Sarasota Community Development District 2, Special Assessment, Series B, 5.20%, 05/01/2035	3,025,000	3,087,603
Lakeside Preserve Community Development District, Special Assessment, Series 2019, 4.88%, 05/01/2039	420,000	414,971
Lakewood Ranch Stewardship District, Special Assessment, Series 2016, 5.00%, 05/01/2036	730,000	730,494
Special Assessment, Series 2024, 5.25%, 05/01/2044	580,000	599,846
Assessment Azario, Special Assessment, Series 2020 A, 3.75%, 05/01/2040	525,000	490,113
Assessment Lorraine Lakes, Special Assessment, Series 2020, 3.63%, 05/01/2040 (c)	1,075,000	971,785
Assessment Northeast Sector Phase 2A, Special Assessment, Series 2019, 3.85%, 05/01/2039	555,000	529,187
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 3.00%, 05/01/2041	685,000	572,840
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2030	1,710,000	1,798,883
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,795,000	2,971,069
LTC Ranch West Residential Community Development District, Assessment Area 4, Special Assessment, Refunding, Series 2024 AA‑4, 4.75%, 05/01/2031	290,000	292,325
LTC Ranch West Residential Cmnty Development Dist 2021B Assmnt Area Spl Assmnt, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,320,000	1,266,663
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.10%, 05/01/2031	200,000	203,088

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Mckendree Pointe Community Development District, Special Assessment, Series 2025, 4.75%, 05/01/2035	500,000	495,572
Special Assessment, Series 2025, 5.70%, 05/01/2045	1,815,000	1,832,760
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2031	1,605,000	1,593,369
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	6,475,000	6,172,805
Miami-Dade County Expressway Authority, Revenue, Refunding, Series 2010 A, 5.00%, 07/01/2040	1,940,000	1,941,325
Miami-Dade County Industrial Development Authority, Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	485,000	479,802
Pinecrest Academy Obligated Group, Revenue, Series 2014, 5.25%, 09/15/2044	950,000	938,959
Midtown Miami Community Development District, Special Assessment, Refunding, Series 2014 A, 5.00%, 05/01/2037	1,735,000	1,718,947
Special Assessment, Refunding, Series 2014 B, 5.00%, 05/01/2037	1,000,000	990,748
Osceola Chain Lakes Community Development District, Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	339,394
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	10,000	9,917
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,012
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2032	20,000	20,196
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2035	4,665,000	4,704,587
Palm Coast 145 Community Development District, Special Assessment, Series 2025 B, 6.25%, 05/01/2035 (c)	6,000,000	6,135,481
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	200,000	200,591
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	760,000	764,383

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	1,220,000	1,220,303
Saltleaf Community Development District, Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	1,000,000	1,011,729
Sarasota County Health Facilities Authority, Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2031	25,000	25,117
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Series 2017 A, 5.00%, 01/01/2042	200,000	200,148
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	350,000	349,175
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	185,000	181,387
Sunrise Community Development District, Special Assessment, Series 2025, 4.50%, 05/01/2035 (c)	880,000	866,398
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	650,000	657,961
Terreno Community Development District, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	380,596
Tuckers Pointe Community Development District, Master Infrastructure Project, Special Assessment, Series 2022, 3.63%, 05/01/2032	4,500,000	4,368,045
Verandah East Community Development District, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	5,000	5,000
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,160
West Villages Improvement District, Assessment Area 1, Special Assessment, Series 2025, 4.75%, 05/01/2032	4,250,000	4,225,336
Woodland Crossing Community Development District, Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	416,909

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 13.0% (continued)
Yarborough Lane Community Development District, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	251,882
249,048,316
Georgia — 1.3%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A‑1, 5.00%, 04/01/2034 (c)	8,250,000	8,436,048
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A‑2, 5.50%, 04/01/2039 (c)	1,510,000	1,543,640
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024‑1, Class A, 0.00%, 12/15/2048 (c)(j)	1,000,000	905,720
Development Authority of Bainbridge And Decatur County, Spring Creek Charter Academy, Inc., Revenue, Series 2026, 5.25%, 04/01/2036 (c)	2,380,000	2,343,700
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.50%, 04/01/2056 (c)	3,000,000	2,889,186
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.75%, 04/01/2066 (c)	3,485,000	3,404,510
Development Authority of Cobb County (The), Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,259
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	300,000	300,509
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,133,991
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2036 (c)	2,500,000	2,542,923
Main Street Natural Gas, Inc., Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	499,635
24,235,121
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	1,500,000	1,486,837

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Idaho — 0.2%
Power County Industrial Development Corp., FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	850,000	852,961
Spring Valley Community Infrastructure District No. 1, Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	2,054,869
2,907,830
Illinois — 7.4%
Chicago Board of Education, GO, Series 2015 C, 5.25%, 12/01/2035	680,000	677,210
GO, Series 2015 C, 5.25%, 12/01/2039	8,120,000	8,053,159
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (c)	20,700,000	21,180,650
GO, Refunding, Series 2018 A, 5.00%, 12/01/2035	1,500,000	1,506,983
GO, Refunding, Series 2021 B, 5.00%, 12/01/2036	150,000	151,413
GO, Refunding, Series B, 7.00%, 12/01/2042 (c)	6,250,000	6,434,142
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue, Series 2016, 6.00%, 04/01/2046	16,695,000	16,880,976
Revenue, Series 2017, 5.00%, 04/01/2042	8,800,000	8,809,479
Chicago O’Hare International Airport, Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2047	8,375,000	8,375,212
City of Calumet City, GO, Series 2023 B, 4.50%, 03/01/2037	600,000	574,496
City of Chicago, GO, Series 2025 A, 6.00%, 01/01/2050	3,000,000	3,128,302
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2036	1,125,000	1,003,456
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2041	1,475,000	1,229,060
City of Harvey, GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	193,000	186,508
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	2,046,434
Illinois Finance Authority, Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	580,628
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	975,542

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.4% (continued)
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	65,000	58,800
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2027	20,000	19,860
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2030	1,300,000	1,268,205
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2035	800,000	778,496
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2036	775,000	746,366
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,169,058
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 10/01/2035 (c)	700,000	714,501
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	1,000,000	1,019,857
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	1,685,000	1,685,030
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2026	875,000	874,495
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	25,000	22,181
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	200,000	194,271
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,439,229
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	295,000	291,577
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,104
LRS Holdings LLC, Revenue, AMT, Series 2023 B, 7.38%, 09/01/2033 (a)(b)(c)	5,000,000	5,695,926
Mercy Health Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 12/01/2046	2,500,000	2,504,415
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2042	500,000	535,674
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,053,970

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.4% (continued)
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	298,742
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	889,066
Roosevelt University, Revenue, Series 2007, 5.50%, 04/01/2032	100,000	100,034
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	464,675
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	75,000	74,604
Illinois State Toll Highway Authority, Revenue, Series 2014 C, 5.00%, 01/01/2037	5,810,000	5,817,352
Revenue, Series 2014 C, 5.00%, 01/01/2038	3,000,000	3,003,541
Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,902,564
Southwestern Illinois Development Authority, United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	210,000	210,199
State of Illinois, GO, Series 2025 E, 5.00%, 09/01/2044 (f)	15,000,000	15,643,527
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2037 (c)	1,000,000	992,920
Village of Bridgeview, GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	90,000	90,030
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,175,084
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	500,000	510,868
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	300,000	304,331
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	505,058
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	4,665,000	4,664,772
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	197,097

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 7.4% (continued)
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	737,107
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.50%, 06/01/2029	365,000	354,300
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	638,998
141,690,534
Indiana — 1.4%
City of East Chicago, Revenue, Series 2025, 6.50%, 07/15/2044 (c)	500,000	518,697
City of Valparaiso, Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	4,000,000	4,052,469
Indiana Finance Authority, Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	6,190,000	5,886,568
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	831,471
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 10/01/2032	7,105,000	7,083,522
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	15,000	12,721
Good Samaritan Hospital Obligated Group, Revenue, Series 2016 A, 5.50%, 04/01/2041	4,555,000	4,557,932
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	23,827
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	145,000	134,264
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	45,000	39,218
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 4.00%, 10/01/2032	45,000	41,724
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	65,000	54,945
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	105,000	99,753
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.50%, 10/01/2037	45,000	36,131
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	100,000	93,519

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana — 1.4% (continued)
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2034	50,000	44,963
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2035	545,000	480,540
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	500,000	503,185
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	543,543
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	165,000	165,156
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	801,693
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2039	1,000,000	1,000,063
27,005,904
Iowa — 0.4%
City of Coralville, Revenue, Refunding, Series 2016 A, 3.75%, 05/01/2036	60,000	49,855
COP, Series 2016 E, 4.00%, 06/01/2029	900,000	872,908
COP, Series 2016 E, 4.00%, 06/01/2031	1,500,000	1,418,470
COP, Series 2016 E, 3.38%, 06/01/2036	25,000	20,672
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,004,459
Delaware County Memorial Hospital, Revenue, Series 2025, 4.40%, 12/01/2027	285,000	287,419
Revenue, Series 2025, 5.00%, 12/01/2033	195,000	201,174
Revenue, Series 2025, 5.10%, 12/01/2034	430,000	443,226
Iowa Finance Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	460,000	474,250
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 7.50%, 05/15/2053	2,015,000	2,225,217
6,997,650

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas — 1.4%
City of Derby, STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,025,000	1,025,318
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2027	100,000	100,007
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	320,000	288,115
City of Lenexa, Lakeview Village, Inc., Revenue, Refunding, Series 2018 A, 5.00%, 05/15/2027	135,000	135,740
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2033	135,000	135,649
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.25%, 05/15/2039	1,580,000	1,587,926
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III‑2019, 3.75%, 05/15/2034	535,000	498,731
Wyandotte County-Kansas City Unified Government, Sales Tax, Revenue, Series 2015 A, 5.00%, 09/01/2027	370,000	370,049
Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	350,000	336,865
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,124,647
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	17,000,000	17,303,390
26,906,437
Kentucky — 0.1%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.50%, 03/01/2028	10,000	9,863
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.75%, 03/01/2029	60,000	58,476
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	24,292
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.13%, 03/01/2033	40,000	38,578

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky — 0.1% (continued)
County of Christian, Jennie Stuart Medical Center Obligated Group, Revenue, Refunding, Series 2016, 5.38%, 02/01/2036	200,000	200,182
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,907,212
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	188,989
2,427,592
Louisiana — 0.9%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,015,347
Louisiana Local Government Environmental Facilities & Community Development Authority, Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	408,115
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	425,482
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	442,600
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (c)	930,000	906,290
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	3,270,000	2,903,455
Louisiana Public Facilities Authority, Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.38%, 10/02/2028 (a)(b)(c)	10,000,000	10,111,326
17,212,615
Maryland — 1.0%
City of Baltimore, Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,115,056
County of Frederick, Mount St Mary’s University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	734,884
County of Montgomery, Trinity Health Corp. Obligated Group, Revenue, Series 2015 MD, 5.00%, 12/01/2044 (k)	3,000,000	3,000,675

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland — 1.0% (continued)
County of Prince George’s, Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	2,550,000	2,554,832
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,211,467
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	2,000,771
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,612,474
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	5,015,000	5,003,048
Prince George’s County Revenue Authority, County of Prince George’s MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	2,000,113
19,233,320
Massachusetts — 2.1%
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (c)	2,960,000	2,997,935
Boston Medical Center Corp. Obligated Group, Revenue, Series 2015 D, 5.00%, 07/01/2044	8,265,000	8,266,339
Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,008,588
Boston Medical Center Corp. Obligated Group, Revenue, Series 2017 F, 5.00%, 07/01/2030	1,475,000	1,496,407
Care Communities LLC Obligated Group, Revenue, Series 2025 A‑1, 5.50%, 07/15/2035 (c)	3,300,000	3,341,071
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2032	5,630,000	5,639,884
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	2,835,000	2,837,686
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	6,375,000	6,378,065
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	667,507

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts — 2.1% (continued)
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	474,707
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	496,347
Simmons University, Revenue, Refunding, Series K‑1, 5.00%, 10/01/2027	25,000	25,000
Simmons University, Revenue, Series K‑1, 4.13%, 10/01/2032	35,000	32,977
Southcoast Health System Obligated Group, Revenue, Series 2013 F, 5.00%, 07/01/2027	25,000	25,026
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2034	1,690,000	1,699,473
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2035	1,480,000	1,487,941
40,874,953
Michigan — 0.4%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Series 2013 B, 4.75%, 07/01/2028	750,000	749,274
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	500,250
Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	790,000	807,712
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 5.00%, 08/15/2036 (c)	1,000,000	1,006,176
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.00%, 08/15/2046 (c)	1,315,000	1,353,937
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	29,810
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	694,910
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	422,372
Michigan State Building Authority, State of Michigan, Revenue, Series 2023 I, 3.19%, 05/07/2026 (b)(h)	1,500,000	1,500,000

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 0.4% (continued)
Michigan Strategic Fund, Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	515,000	526,546
7,590,987
Minnesota — 0.4%
City of Landfall Village, Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,675
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	215,805
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	225,466
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	235,413
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	250,390
City of Moorhead, Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,155,313
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,350,140
City of Shakopee, Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 4.45%, 11/01/2035	1,335,000	1,336,488
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.13%, 11/01/2040	1,815,000	1,839,917
Dakota County Community Development Agency, Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,454,656
8,269,263
Mississippi — 1.1%
City of Jackson, GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	928,592
County of Tunica, Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	7,020,000	7,215,781
Harrison County Utility Authority, Revenue, Refunding, Series 2020 A, 1.50%, 07/01/2030 (c)	3,500,000	3,029,439
Mississippi Business Finance Corp., Waste Pro USA, Inc., Revenue, AMT, Refunding, Series 2025 A, 4.38%, 08/02/2027 (a)(b)(c)	7,500,000	7,536,692

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi — 1.1% (continued)
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2027	65,000	63,983
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	245,000	236,647
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2029	295,000	279,793
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	230,000	212,732
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	365,000	286,712
Natchez-Adams School District, GO, Series 2020, 2.13%, 03/01/2027	430,000	418,416
GO, Series 2020, 2.00%, 03/01/2031	175,000	151,805
Revenue, Series 2020, 2.38%, 02/01/2036	30,000	22,102
Revenue, Series 2020, 2.50%, 02/01/2039	40,000	27,004
20,409,698
Missouri — 0.7%
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2026	25,000	24,899
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2028	1,000,000	970,861
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2029	1,525,000	1,461,531
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2030	1,300,000	1,227,600
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2033	2,470,000	2,083,578
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	20,000	14,972
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	290,000	220,194
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2034	4,345,000	4,246,868
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	150,076

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri — 0.7% (continued)
Kansas City Industrial Development Authority, Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,775,000	1,775,881
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	120,000	122,629
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	915,000	916,189
13,215,278
Montana — 0.1%
City of Great Falls, Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	879,591
Montana Facility Finance Authority, Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	75,000	68,823
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,000,000	785,257
1,733,671
Nebraska — 0.1%
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2036	1,500,000	1,500,373
Nevada — 1.3%
City of Las Vegas, Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	500,000	500,379
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	204,099
Las Vegas Redevelopment Agency, Las Vegas Redevelopment Agency Redevelopment Area 1, Tax Allocation, Refunding, Series 2016, 5.00%, 06/15/2045	5,000,000	4,982,142
State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)(e)	34,045,000	19,746,100
25,432,720

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 5.1%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,400,000	2,396,980
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,326,000	2,324,472
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(g)	24,365,000	13,444,795
Revenue, Series 2024, 5.25%, 12/01/2035 (c)	3,826,000	3,817,549
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	3,100,000	3,100,287
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(g)	6,029,000	3,906,206
Revenue, Series 2025, 0.00%, 12/15/2033 (c)(g)	10,100,000	6,396,144
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	172,000	171,895
Bridgeland Muds Project, Revenue, Series 2026, 6.13%, 12/15/2033 (c)	1,500,000	1,500,596
Christian Health Care Center Obligated Group, Revenue, Series 2019 A, 5.25%, 07/01/2039 (c)	5,410,000	5,438,984
Forestar Group Houston Area Projects, Revenue, Series 2026, 6.50%, 12/01/2034 (c)	10,000,000	10,024,422
Historymaker Empire Project, Revenue, Series 2026, 7.50%, 02/01/2035 (c)	8,315,000	8,174,521
Katy West Municipal Utility District, Revenue, Series 2025, 5.88%, 12/01/2032 (c)	2,000,000	2,003,512
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (c)(g)	4,750,000	2,478,665
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (c)(g)	10,875,000	6,237,478
The LA Segarra Project, Revenue, Series 2026, 0.00%, 12/01/2039 (g)	20,725,000	7,895,367
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(g)	23,995,000	16,650,855
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(g)	1,517,000	1,050,800
97,013,528
New Jersey — 2.3%
City of Atlantic City, GO, Refunding, Series 2013, 5.00%, 12/01/2027	10,000	9,949
New Jersey Economic Development Authority, DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (c)	21,000,000	22,025,153
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	12,250,000	12,932,726

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey — 2.3% (continued)
Kintock Group Obligated Group, Revenue, Refunding, Series 2017 A, 7.00%, 09/01/2047 (c)	115,000	116,533
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 4.75%, 10/01/2028 (c)	800,000	796,879
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	993,171
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	350,000	350,436
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	1,810,000	1,813,110
United Airlines, Inc., Revenue, AMT, Series B, 5.63%, 11/15/2030	2,390,000	2,393,506
New Jersey Educational Facilities Authority, Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2032	25,000	24,758
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2028	10,000	9,749
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.00%, 07/01/2029	10,000	9,079
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	22,242
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	35,000	30,662
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	395,000	367,531
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	415,000	380,416
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	1,185,000	1,059,041
New Jersey Health Care Facilities Financing Authority, St Joseph’s Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	47,203
St Joseph’s Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.13%, 07/01/2033	150,000	140,034
43,522,178

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.0% (d)
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	415,000	415,159
New York — 11.5%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	169,645
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,359,908
Buffalo & Erie County Industrial Land Development Corp., D’Youville University, Revenue, Series 2026 A, 6.00%, 05/01/2029	720,000	733,540
D’Youville University, Revenue, Series 2026 A, 6.00%, 05/01/2030	815,000	833,509
D’Youville University, Revenue, Series 2026 A, 6.13%, 05/01/2031	865,000	890,585
D’Youville University, Revenue, Series 2026 A, 6.25%, 05/01/2032	920,000	951,557
D’Youville University, Revenue, Series 2026 A, 6.38%, 05/01/2033	980,000	1,018,136
D’Youville University, Revenue, Series 2026 A, 6.50%, 05/01/2034	1,045,000	1,090,076
D’Youville University, Revenue, Series 2026 A, 6.63%, 05/01/2035	1,130,000	1,182,840
D’Youville University, Revenue, Series 2026 A, 6.75%, 05/01/2036	805,000	845,900
Build NYC Resource Corp., Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,680,000	3,675,968
Pratt Paper, Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	12,400,000	12,416,913
WHIN Music Community Charter School, Revenue, Series 2022 A, 6.50%, 07/01/2052 (c)	1,500,000	1,486,412
City of Glens Falls, Revenue, Series 2011, 5.00%, 06/15/2026	220,000	220,164
County of Sullivan, Improvement Districts Service Fee, Special Assessment, Series E‑1, 4.85%, 11/01/2031 (c)	100,000	100,571
Dobbs Ferry Local Development Corp., Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	20,002

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 11.5% (continued)
Dutchess County Local Development Corp., Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	146,246
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2030	10,000	9,776
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2044 (c)	4,595,000	4,487,850
Rochester Regional Health Obligated Group, Revenue, Series 2017, 5.00%, 12/01/2035	800,000	803,215
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	740,000	733,107
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	10,000,000	9,977,704
MTA Hudson Rail Yards Trust Obligations, Revenue, Series 2016 A, 5.00%, 11/15/2051	16,000,000	15,894,491
Revenue, Series 2016 A, 5.00%, 11/15/2056	2,060,000	2,036,536
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue, Refunding, Series 2026 SUB FF-1, 3.50%, 05/05/2026 (b)(h)	2,500,000	2,500,000
Series 2026 SUB FF‑2, 3.50%, 05/05/2026 (b)(h)	13,000,000	13,000,000
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.15%, 11/15/2034 (c)	1,500,000	1,501,283
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	14,600,000	14,609,524
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	28,300,000	28,322,394
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	500,780
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue, Series 2012 A, 4.75%, 07/01/2039	275,000	255,924
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2029	900,000	905,395

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 11.5% (continued)
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,856
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2030 (c)	1,200,000	1,200,424
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (c)	1,000,000	998,433
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (c)	1,000,000	994,196
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2033 (c)	2,700,000	2,669,813
St Joseph’s University/Brooklyn, Revenue, Series 2021, 5.00%, 07/01/2028	110,000	110,167
New York State Environmental Facilities Corp., Casella Waste Systems, Inc., Revenue, AMT, Series 2014, 2.88%, 12/03/2029 (a)(b)(c)	3,000,000	2,921,392
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R‑2, 5.13%, 09/03/2030 (a)(b)(c)	1,000,000	1,051,590
New York Transportation Development Corp., American Airlines, Inc., Revenue, AMT, Refunding, Series 2016, 5.00%, 08/01/2031	19,270,000	19,229,816
American Airlines, Inc., Revenue, AMT, Refunding, Series 2021, 3.00%, 08/01/2031	235,000	225,341
JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,327,959
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2034	2,500,000	2,501,935
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,362
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	9,290,000	9,244,450
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 5.25%, 01/01/2050	3,470,000	3,470,242
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	156,712

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 11.5% (continued)
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	550,000	551,819
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	1,120,000	1,122,520
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	600,000	599,720
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	248,931
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	272,440
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	689,109
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	481,371
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue, Series 2025, 6.50%, 11/01/2030	3,500,000	3,593,579
Suffolk Regional Off-Track Betting Corp., Revenue, Series 2024, 6.00%, 12/01/2053	780,000	797,448
Syracuse Regional Airport Authority, Revenue, AMT, Refunding, Series 2021, 5.00%, 07/01/2026	1,000,000	1,001,929
Westchester County Healthcare Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.00%, 11/01/2030	110,000	110,012
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.13%, 11/01/2037	5,000	5,000
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2014 A, 5.00%, 11/01/2044	23,000	22,143
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	416,514

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 11.5% (continued)
Westchester County Local Development Corp., Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2036 (c)	4,000,000	4,108,383
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.00%, 12/01/2045 (c)	750,000	769,821
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2026	25,000	24,948
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2034	725,000	725,203
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	960,000	855,273
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 6.50%, 11/01/2030	31,500,000	32,821,926
219,090,728
North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2030	970,000	969,357
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2031	1,305,000	1,304,542
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2032	1,255,000	1,253,201
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	2,000,000	1,987,994
North Carolina Medical Care Commission, ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A, 6.75%, 11/01/2045 (c)	5,500,000	5,657,545
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, Series 2021 A, 3.00%, 03/01/2036	130,000	119,594
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	5,003,066
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2045	3,000,000	3,000,154
Northern Hospital District of Surry County, Revenue, Refunding, Series 2017, 5.00%, 10/01/2029	65,000	64,029
19,359,482

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Dakota — 0.1%
City of Horace, GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	94,587
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,500,000	2,387,820
2,482,407
Ohio — 2.2%
City of Cleveland, United Airlines, Inc., Revenue, AMT, Series 1998, 5.38%, 09/15/2027	90,000	90,128
City of Huber Heights, Canal Heights Incentive District No. 1, Tax Allocation, Series 2025, 6.00%, 12/01/2036 (c)	1,345,000	1,368,301
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	520,000	525,388
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	788,218
Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.25%, 12/01/2038	3,165,000	3,228,950
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	2,990,000	3,049,501
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,275,000	5,253,019
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	50,000	50,000
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	350,000	348,869
County of Lucas, Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	20,000,000	19,992,746
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	3,700,000	3,671,174
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,400
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,705,000	1,752,139
Delaware County Finance Authority, Tax Allocation, Series 2023 A, 6.25%, 12/01/2037	850,000	894,942

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 2.2% (continued)
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	9,943
State of Ohio, State of Ohio Department of Transportation, Revenue, AMT, AG Insured, Series 2015, 5.00%, 12/31/2035	650,000	650,487
41,780,205
Oklahoma — 0.7%
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	783,964
Tulsa Authority for Economic Opportunity, Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (c)	2,325,000	2,193,325
Tulsa Municipal Airport Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	5,000,336
Wagoner County Development Authority, Revenue, Series 2025, 9.00%, 05/01/2026	225,000	225,000
Revenue, Series 2025, 9.00%, 05/01/2027	580,000	600,613
Revenue, Series 2025, 8.25%, 05/01/2028	630,000	656,326
Revenue, Series 2025, 6.75%, 05/01/2040	3,110,000	3,188,608
12,648,172
Oregon — 0.9%
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑1, 6.00%, 03/01/2035 (c)	5,180,000	5,427,980
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 6.00%, 03/01/2035 (c)	2,355,000	2,467,879
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 7.00%, 03/01/2045 (c)	3,390,000	3,654,647
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.00%, 12/01/2040	420,000	433,533
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.38%, 12/01/2045	1,040,000	1,065,210
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,680,000	3,681,213

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon — 0.9% (continued)
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 11/15/2026	95,000	94,820
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2031	350,000	351,100
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2036	455,000	455,484
17,631,866
Pennsylvania — 4.4%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Revenue, Refunding, Series 2008 A, 3.40%, 05/01/2026 (b)(h)	500,000	500,000
Robert Morris University, Revenue, Pre-Refunded, Series 2016, 5.00%, 10/15/2034	600,000	605,941
Allentown Neighborhood Improvement Zone Development Authority, Revenue, Series 2017, 5.00%, 05/01/2042 (c)	4,250,000	4,255,996
Revenue, Series 2025, 5.50%, 05/01/2032 (c)	1,600,000	1,720,856
Revenue, Revenue, Series 2017, 5.00%, 05/01/2032 (c)	4,270,000	4,301,378
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (c)	1,165,000	1,193,185
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A‑2A, 6.00%, 06/30/2034	250,000	264,833
Tower Health Obligated Group, Revenue, Series 2024 A‑3, 5.00%, 06/30/2039	8,639,000	8,112,912
Tower Health Obligated Group, Revenue, Series 2024 B‑1, 0.00%, 06/30/2044 (j)	13,346,000	9,992,397
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	631,184
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	287,819
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	6,260,000	6,261,848
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	30,000	29,769
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,003

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.4% (continued)
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,013
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,850,000	1,851,206
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,370,836
City of Erie Higher Education Building Authority, Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	229,485
Crawford County Hospital Authority, Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,810,000	3,811,214
Crawford County Industrial Development Authority, Allegheny College, Revenue, Refunding, Series 2016, 3.00%, 05/01/2034	2,985,000	2,523,036
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,120
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	760,000	768,117
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	105,000	106,089
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,050,000	3,074,051
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2035	280,000	265,523
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2032	250,000	253,797
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2035	125,000	126,255
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2030	150,000	152,630
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2031	10,000	10,180
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2032	125,000	127,119
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	30,405
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	590,783

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.4% (continued)
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	340,000	341,935
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2036	30,000	30,038
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	310,000	309,772
Fulton County Industrial Development Authority, Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028 (e)	2,145,000	2,107,618
Lancaster County Hospital Authority, Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,797
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	100,000	100,050
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2028	250,000	250,785
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2030	255,000	256,201
Monroe County Industrial Development Authority, Monroe County Industrial Development Authority Pocono CBK TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2033	1,620,000	1,646,728
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	45,000	45,013
Pennsylvania Economic Development Financing Authority, Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,025
Noble Environmental, Inc., Revenue, AMT, Series 2026, 5.45%, 03/01/2031 (a)(b)(c)	22,000,000	22,139,163
Pennsylvania Higher Educational Facilities Authority, St Joseph’s University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	24,018
Philadelphia Authority for Industrial Development, St. Joseph’s University, Revenue, Series 2017, 5.00%, 11/01/2047	1,600,000	1,585,138
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+0.83%), 3.45%, 11/15/2034 (l)	665,000	661,655

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.4% (continued)
Susquehanna Area Regional Airport Authority, Revenue, AMT, Refunding, Series 2017, 5.00%, 01/01/2038	1,000,000	1,004,962
84,056,878
Rhode Island — 1.0%
City of East Providence, Kettle Point Tax Increment Area, Tax Allocation, Series 2016, 7.50%, 05/15/2041 (c)	9,650,000	9,861,741
Rhode Island Health and Educational Building Corp., Care New England Health System Obligated Group, Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2036	5,250,000	5,249,637
Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026, 12.50%, 10/01/2031	1,915,000	1,935,229
Lifespan Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 05/15/2039	2,840,000	2,842,393
19,889,000
South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Revenue, Series 2025 A1, 6.25%, 10/15/2042 (c)	1,995,000	2,050,067
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 5.38%, 10/15/2035 (c)	5,865,000	5,885,980
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.00%, 08/15/2045 (c)	1,000,000	1,051,121
South Carolina Public Service Authority, South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,120,189
10,107,357
Tennessee — 0.3%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue, Refunding, Series 2015, 5.00%, 10/01/2028	1,050,000	1,050,409
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 09/01/2033 (c)	85,000	79,626
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (c)	25,000	24,807

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee — 0.3% (continued)
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	4,060,000	3,612,453
4,767,295
Texas — 6.2%
Abilene Convention Center Hotel Development Corp., City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	482,823
Arlington Higher Education Finance Corp., Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 4.00%, 06/15/2031	3,130,000	2,946,385
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	313,112
Uplift Education, Revenue, Refunding, Series 2016 A, 5.00%, 12/01/2046	1,100,000	1,099,959
Austin Convention Enterprises, Inc., Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	20,000	20,101
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2034	250,000	250,740
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,077,844
Bexar County Health Facilities Development Corp., Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 07/15/2026	80,000	80,113
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	25,000	24,721
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2036	5,000	4,742
City of Anna, Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 4.50%, 09/15/2035 (c)	300,000	300,538
City of Austin, Airport System, Revenue, AMT, Series 2017 B, 5.00%, 11/15/2041	2,985,000	2,999,056
City of Buda, Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	1,012,774
City of Caddo Mills, Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 5.30%, 09/15/2035 (c)	2,425,000	2,483,306

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.2% (continued)
City of Celina, Legacy Celina Public Improvement District, Special Assessment, Series 2025, 4.75%, 09/01/2035	540,000	540,548
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	350,422
City of Hackberry, Rivendale by the Lake Public Improvement District No. 1, Special Assessment, Series 2015, 6.00%, 09/01/2044	2,730,462	2,732,265
Rivendale by the Lake Public Improvement District No. 2, Special Assessment, Series 2016, 5.75%, 09/01/2046	5,510,000	5,512,886
City of Houston, United Airlines, Inc., Revenue, AMT, Series 2018 C, 5.00%, 07/15/2028	7,095,000	7,276,398
United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,015,263
United Airlines, Inc., Revenue, AMT, Series 2024 B, 5.50%, 07/15/2036	5,000,000	5,368,792
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	359,599
City of Penitas, GO, Series 2025, 5.00%, 09/01/2035	415,000	425,347
City of Port Isabel, GO, Series 2025, 5.00%, 02/15/2035	860,000	867,586
City of Sugar Land, GO, Series 2014, 5.25%, 02/15/2032	25,000	25,047
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	321,278
County of Denton, Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	508,057
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	2,770,000	2,815,749
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	502,892
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	1,014,873

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.2% (continued)
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,484,879
Edinburg Economic Development Corp., Revenue, Series 2019, 4.00%, 08/15/2029 (c)	480,000	471,180
Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.00%, 06/01/2044	4,135,000	4,148,579
Kerrville Health Facilities Development Corp., Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,754,333
Love Field Airport Modernization Corp., Southwest Airlines Co., Revenue, AMT, Series 2012, 5.00%, 11/01/2028	125,000	125,210
Lubbock Educational Facilities Authority, Inc., Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,392,292
Mission Economic Development Corp., Graphic Packaging International LLC, Revenue, AMT, Series 2025, 5.00%, 06/01/2030 (a)(b)	4,750,000	4,945,445
Nacogdoches County Hospital District, Sales Tax, Revenue, Refunding, Series 2013, 5.00%, 05/15/2043	5,000,000	4,265,907
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Revenue, Series 2014 A, 5.00%, 04/01/2029	3,785,000	3,785,874
CHF-Collegiate Housing College Station I LLC, Revenue, AG Insured, Series 2014 A, 5.00%, 04/01/2046	3,750,000	3,749,878
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,608,730
Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.00%, 01/01/2032	750,000	765,236
Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.25%, 01/01/2042	17,635,000	17,566,952
Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.50%, 01/01/2057	5,000,000	4,603,615
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,559,470
Reagan Hospital District of Reagan County, GO, Series A, 5.00%, 02/01/2029	760,000	760,156

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.2% (continued)
Red River Education Finance Corp., Houston Baptist University, Revenue, Refunding, Series 2017, 5.50%, 10/01/2046	10,875,000	10,887,739
St Edward’s University, Inc., Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	2,325,000	2,176,310
St. Edward’s University, Inc., Revenue, Refunding, Series 2016, 3.00%, 06/01/2034	500,000	431,484
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,005
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	160,000	160,065
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 11/15/2035	1,080,000	1,080,653
Tom Green County Cultural Education Facilities Finance Corp., TLC Academy, Revenue, Series 2013 A, 7.15%, 08/15/2043	5,640,000	5,641,924
Town of Trophy Club, Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032	1,000,000	1,069,378
119,178,510
Utah — 0.8%
City of Salt Lake City, Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2042	7,390,000	7,404,785
Downtown Revitalization Public Infrastructure District, Revitalization Sales Tax, Revenue, Series 2025 C, 5.00%, 07/15/2035 (c)	2,075,000	2,083,581
Fields Estates Public Infrastructure District, Assessment Area, Special Assessment, Series 2024 A‑2, 5.25%, 12/01/2053 (c)	1,500,000	1,473,638
Firefly Public Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2024 A‑2, 5.63%, 12/01/2043 (c)	1,000,000	1,025,945
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 4.25%, 06/15/2027 (c)	410,000	407,583
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	1,405,000	1,399,146
Ronald Wilson Reagan Academy, Revenue, Refunding, Series 2016 A, 5.00%, 02/15/2036 (c)	400,000	384,472

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 0.8% (continued)
Wallace Stegner Academy, Revenue, Series 2022 A, 5.25%, 06/15/2032 (c)	310,000	316,873
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	1,247,267	1,257,888
15,753,911
Vermont — 0.0% (d)
East Central Vermont Telecommunications District, Revenue, Series 2016 A, 5.00%, 12/01/2035 (c)	170,000	167,886
Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2027 (c)	55,000	55,035
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	235,000	235,195
458,116
Virgin Islands — 0.7%
Virgin Islands Hotel Development Financing Corp., CFC-FR LLC, Revenue, Senior Lien, Series 2025 A‑1, 4.50%, 02/01/2033	1,610,000	1,591,859
CFC-FR LLC, Revenue, Senior Lien, Series 2025 A‑1, 5.00%, 02/01/2038	9,500,000	9,359,381
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, NATL Insured, Series 2006, 4.25%, 10/01/2029	30,000	30,089
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	239,535
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,400,000	1,404,112
United States Virgin Islands Frenchman’s Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	1,002,947
13,627,923
Virginia — 0.3%
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,560,000	4,563,777
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Series A, 5.00%, 01/01/2034	910,000	921,365

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia — 0.3% (continued)
Virginia College Building Authority, Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (c)	100,000	76,711
5,561,853
Washington — 2.0%
King County Housing Authority, Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,007,616
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue, AMT, Refunding, Series 2012, 5.00%, 04/01/2030	10,625,000	10,637,515
Washington Higher Education Facilities Authority, Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	3,110,000	3,041,318
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	3,270,000	3,192,650
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2036	3,435,000	3,364,721
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2040	5,000,000	4,862,971
Washington State Housing Finance Commission, Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 5.50%, 05/01/2036	1,400,000	1,428,047
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 6.00%, 05/01/2041	1,635,000	1,666,708
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑2, 8.50%, 05/01/2031	725,000	723,499
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B‑1, 4.50%, 07/01/2030 (c)	1,000,000	1,000,040
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,566,188
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (c)	300,000	299,981
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2043 (c)	2,370,000	2,270,437
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	300,987
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	313,625
38,676,303

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia — 1.0%
City of Huntington, Downtown Development/ Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	449,558
Monongalia County Building Commission, Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 07/01/2028	455,000	455,314
West Virginia Economic Development Authority, Commercial Metals Co., Revenue, AMT, Series 2025, 4.63%, 05/15/2032 (a)(b)	6,450,000	6,598,141
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2029	155,000	157,048
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2030	50,000	50,612
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2031	25,000	25,267
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2032	60,000	60,536
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2035	750,000	752,347
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2036	3,350,000	3,352,513
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.00%, 01/01/2038	225,000	204,480
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	6,335,000	6,014,811
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,289
18,355,916
Wisconsin — 7.7%
Public Finance Authority, Revenue, Series 2024, 0.00%, 12/15/2030 (c)(g)	3,237,000	2,473,147
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	6,535,676	6,546,588
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	1,950,000
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (c)	1,005,000	1,005,299
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 4.63%, 06/01/2036 (c)	25,000	24,560

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,500,064
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (c)(g)	8,165,000	4,090,333
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2030 (c)	1,700,000	1,701,509
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2038 (c)	550,000	550,242
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,075,214
Coral Academy of Science Las Vegas, Revenue, Series 2014 A, 5.63%, 07/01/2044	1,590,000	1,590,021
Dominium Holdings I LLC, Revenue, Series 2024‑1, Class B‑1, 6.81%, 04/28/2036 (c)	900,000	933,082
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	465,381
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 B, 7.00%, 08/13/2030 (c)	135,305	135,138
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 C, 7.00%, 11/18/2030 (c)	469,788	468,494
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 D, 7.00%, 03/17/2031 (c)	352,610	352,094
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 A, 7.00%, 07/09/2030 (c)	376,639	376,217
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 B, 7.00%, 11/18/2030 (c)	496,456	495,088
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 C, 7.00%, 01/07/2031 (c)	6,572,750	6,548,784
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 D, 7.00%, 03/05/2031 (c)	212,483	213,466
Friends Homes Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 09/01/2039 (c)	1,230,000	1,250,832

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2027 (c)	2,865,000	2,863,522
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2031 (c)	6,810,000	6,752,995
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (c)	10,000,000	9,946,190
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	535,000	523,302
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,613
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	954,101	954,750
Hozho Academy, Revenue, Refunding, Series 2025 A, 6.05%, 05/01/2033 (c)	1,000,000	1,030,118
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,200,000	3,337,347
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (c)	11,000,000	11,280,133
Kaiser Obligated Group, Revenue, Refunding, Series 2023 B, 3.25%, 05/01/2026 (b)(h)	8,200,000	8,200,000
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	135,000	136,099
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2037 (c)	130,000	130,868
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2042 (c)	250,000	251,054
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	2,865,000	2,971,388
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,640,858
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(g)	1,072,000	630,463
North Hills Christian School, Inc., Revenue, Series 2026 A, 5.25%, 07/01/2036 (c)	1,130,000	1,139,170
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,316,759

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Rochester Hills Brownfield Redevelopment Authority Tax Increment, Tax Allocation, Series 2025, 5.25%, 06/01/2034 (c)	3,800,000	3,885,325
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	503,724
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	879,447
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 05/19/2030 (c)	419,624	419,470
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	592,593
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	908,210
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	133,954
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	854,297
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	353,057	352,902
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 E, 7.00%, 06/30/2030 (c)	299,821	299,523
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 F, 7.00%, 08/11/2030 (c)	1,105,318	1,103,588
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 G, 7.00%, 10/20/2030 (c)	140,509	140,168
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	462,936
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (c)	587,681	586,706

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	370,444
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	391,812
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 C, 7.00%, 04/15/2030 (c)	209,553	209,547
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 D, 7.00%, 05/20/2030 (c)	881,831	881,493
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 E, 7.00%, 07/15/2030 (c)	851,279	850,254
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 F, 7.00%, 08/19/2030 (c)	625,960	625,141
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 H, 7.00%, 11/18/2030 (c)	685,647	684,017
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2026 A, 7.00%, 02/12/2031 (c)	462,907	460,879
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	512,562
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (c)	182,688	182,575
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 C, 7.00%, 07/17/2030 (c)	1,101,564	1,100,207
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 D, 7.00%, 09/04/2030 (c)	498,867	498,114
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 G, 7.00%, 01/20/2031 (c)	212,193	211,311
TrIPs Obligated Group, Revenue, AMT, Refunding, Series 2012 C, 5.25%, 07/01/2028	505,000	505,425

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)(e)	7,330,000	6,925,581
WVC, Revenue, Series 2025 A, 5.25%, 12/01/2035 (c)	545,000	553,158
Wisconsin Health & Educational Facilities Authority, Revenue, Series 2026, 6.50%, 11/01/2036 (c)(i)	3,430,000	3,414,898
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 5.00%, 11/15/2035	3,765,000	3,753,633
Capitol Lakes, Inc., Revenue, Series 2025 B, 4.25%, 11/15/2029	4,000,000	4,005,106
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	1,030,000	991,254
Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	215,000	212,380
Chiara Communities, Inc., Revenue, Series 2018 B, 4.38%, 07/01/2038	1,650,000	1,580,706
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,520,000	2,584,623
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,557,949
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,506,936
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,384,012
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 5.63%, 07/01/2035	1,150,000	1,212,238
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	65,000	64,870
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	513,803
147,747,953
Total Municipal Bonds (Cost $1,981,246,365)		1,921,683,794

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 0.7%
Ground Transportation — 0.1%
Brightline East LLC 11.00%, 01/31/2030 (c)	12,000,000	1,081,390
Paper & Forest Products — 0.6%
Domtar Corp. 6.75%, 10/01/2028 (c)	15,000,000	11,886,000
Total Corporate Bonds (Cost $16,618,658)		12,967,390
Number of Warrants
Warrants — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC, expiring 12/1/2035*‡ (m) (Cost $—)	367,860	—
	Shares
Short-Term Investments — 0.0% (d)
Investment Companies — 0.0% (d)
JPMorgan US Government Money Market Fund 3.61% (n) (Cost $92,763)	92,763	92,763
Total Investments — 101.3% (Cost $1,997,957,786)		1,934,743,947
Floating Rate Note Obligations — (2.4)% (o)		(46,680,000)
Other Assets Less Liabilities — 1.1%		22,529,974
Net Assets — 100.0%		1,910,593,921
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2026.
(c)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $878,295,333, which represents approximately 45.97% of net assets of the Fund.
(d)
Represents less than 0.05% of net assets.
(e)
Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2026 amounted to $41,310,199, which represents approximately 2.16% of net assets of the Fund.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Short Duration High Yield Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost		Carrying Value Per Share/Principal
California Infrastructure & Economic Development Bank	11/26/25 - 12/12/25	$19,784,270	$58.00
Fulton County Industrial Development Authority	11/21/24	2,101,375	98.26
Public Finance Authority	10/04/24 - 01/17/25	6,942,788	94.48
State of Nevada Department of Business & Industry	11/26/25 - 12/10/25	33,895,376	58.00
		$62,723,809
(f)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(g)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(h)
Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(i)
When-issued security.
(j)
Zero coupon bond until next reset date.
(k)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $600,675.
(l)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2026.
(m)
Security fair valued as of April 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at April 30, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(n)
Represents 7-day effective yield as of April 30, 2026.
(o)
Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT
— Alternative Minimum Tax
ETM
— Escrowed to Maturity
GO
— General Obligation
SOFR
— Secured Overnight Financing Rate

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,956,932
Aggregate gross unrealized depreciation	(83,170,771)
Net unrealized depreciation	$(63,213,839)
Federal income tax cost of investments	$1,997,957,786

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 108.6%
Alabama — 8.0%
Black Belt Energy Gas District, Revenue, Series 2025 A, 5.25%, 05/01/2032 (a)(b)	440,000	447,130
Revenue, Series 2025 B, 5.00%, 10/01/2035	250,000	250,678
Revenue, Series 2026 A, 5.00%, 12/01/2034	300,000	314,835
Revenue, Series 2026 F, 5.00%, 06/01/2036	375,000	386,419
Southeast Alabama Gas Supply District (The), Revenue, Refunding, Series 2024 A, 5.00%, 04/01/2032 (a)(b)	175,000	186,380
1,585,442
Arizona — 0.6%
Maricopa County Industrial Development Authority, Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	125,000	125,158
California — 8.9%
City of Los Angeles Department of Airports, Revenue, AMT, Series 2018 A, 5.25%, 05/15/2048	300,000	304,494
Revenue, AMT, Series A, 5.00%, 05/15/2042	350,000	353,359
San Francisco City & County Airport Commission-San Francisco International Airport,, Revenue, AMT, Series 2016 B, 5.00%, 05/01/2046	550,000	547,179
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (c)	500,000	518,774
San Gorgonio Memorial Health Care District, GO, Refunding, Series 2020, 2.00%, 08/01/2029	45,000	39,666
1,763,472
Colorado — 1.6%
City & County of Denver, Airport System, Revenue, Series B, 5.00%, 11/15/2043	10,000	10,009
Colorado Housing and Finance Authority, Revenue, AMT, Refunding, GNMA Insured, Series 2026 D, 4.55%, 05/01/2040 (d)	120,000	119,173
Eagle County Airport Terminal Corp., Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	180,000	181,404
310,586

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue, Refunding, Series 2021 E, 4.00%, 07/01/2026	10,000	9,995
Trinity Health Corp. Obligated Group, Revenue, Series 2016 CT, 5.00%, 12/01/2045	25,000	25,024
35,019
District of Columbia — 3.5%
District of Columbia, GO, Series 2026 C, 3.27%, 05/01/2026 (b)(e)	200,000	200,000
District of Columbia Housing Finance Agency, Jubilee ADMO Apartments LP, Revenue, FHA Insured, Series 2026 A‑1, 3.13%, 09/01/2047	500,000	503,597
703,597
Florida — 7.9%
Canaveral Port Authority, Revenue, AMT, Series 2018 A, 5.00%, 06/01/2045	250,000	252,884
City of Miami Beach, Revenue, Series 2015 A, 5.00%, 09/01/2045	250,000	250,128
Parking, Revenue, BAM Insured, Series 2015, 5.00%, 09/01/2040	190,000	190,179
Florida Higher Educational Facilities Financing Authority, Florida Institute of Technology, Inc., Revenue, Series 2019, 5.00%, 10/01/2034	150,000	154,507
Florida Local Government Finance Commission, Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (f)(g)	150,000	155,630
Greater Orlando Aviation Authority, Revenue, AMT, Series 2017 A, 5.00%, 10/01/2047	125,000	125,239
Miami-Dade County Expressway Authority, Revenue, Series 2014 A, 5.00%, 07/01/2039	110,000	110,205
Revenue, Series 2014 A, 5.00%, 07/01/2044	210,000	210,085
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 08/01/2054	35,000	34,114
World Commerce Community Development District, Special Assessment, Refunding, Series 2015, 4.60%, 05/01/2035	75,000	74,999
1,557,970

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 3.4%
City of Atlanta, Water & Wastewater, Revenue, Refunding, Series 2015, 5.00%, 11/01/2040	175,000	175,251
Georgia Housing & Finance Authority, Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (c)	500,000	504,480
679,731
Idaho — 1.1%
Power County Industrial Development Corp., FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	215,000	215,749
Illinois — 5.2%
Chicago O’Hare International Airport, Revenue, Senior Lien, AMT, AG Insured, Series 2022 A, 5.25%, 01/01/2045	75,000	78,271
Illinois Finance Authority, Columbia College Chicago, Revenue, Refunding, Series A, 4.13%, 12/01/2030	15,000	14,227
Rosalind Franklin University of Medicine and Science, Revenue, Refunding, Series A, 5.00%, 08/01/2036	210,000	211,726
Illinois State Toll Highway Authority, Revenue, Series 2014 C, 5.00%, 01/01/2038	80,000	80,094
Revenue, Series 2015 B, 5.00%, 01/01/2040	220,000	220,479
State of Illinois, GO, Series 2016, 5.00%, 11/01/2040	100,000	100,429
GO, Series 2026 C, 5.25%, 04/01/2046	300,000	316,716
1,021,942
Indiana — 1.4%
Indiana Finance Authority, DePauw University, Revenue, Series 2026, 5.00%, 10/01/2046	125,000	125,844
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	105,000	78,623
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	15,000	13,072
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	40,000	33,813
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	20,000	18,704
270,056

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas — 0.0% (h)
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series III‑2019, 4.00%, 05/15/2050	10,000	7,280
Kentucky — 0.8%
Kentucky Bond Development Corp., Revenue, Series 2018 A, 5.00%, 09/01/2043	165,000	167,551
Louisiana — 0.5%
City of Shreveport, Water & Sewer, Revenue, Series 2014 B, 4.00%, 12/01/2038	95,000	94,388
Maryland — 4.9%
City of Baltimore, Water Utility Fund, Revenue, Series 2017 A, 5.00%, 07/01/2046	400,000	401,170
Maryland Department of Housing & Community Development, Revenue, Refunding, GNMA Insured, Series 2026 B, 4.70%, 09/01/2046 (d)	375,000	374,982
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	205,000	204,511
980,663
Massachusetts — 2.5%
Massachusetts Development Finance Agency, Care Communities LLC Obligated Group, Revenue, Series 2025 A‑1, 6.50%, 07/15/2060 (f)	500,000	497,067
Michigan — 4.9%
Ann Arbor School District, GO, Series 2020, 3.00%, 05/01/2026	30,000	30,000
Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	100,000	100,020
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, Refunding, Series B, 5.00%, 07/01/2046	100,000	100,144
Marysville Public Schools District, GO, Refunding, Series 2016 A, 5.00%, 05/01/2035	90,000	90,000
Michigan Finance Authority, Henry Ford Health System Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 11/15/2046	125,000	111,894
Kettering University, Revenue, Refunding, Series 2020, 4.00%, 09/01/2045	210,000	168,938

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 4.9% (continued)
Northwestern Regional Airport Authority, Cherry Capital Airport, Revenue, AMT, Series 2026, 5.00%, 01/01/2046	350,000	361,329
962,325
Minnesota — 2.8%
Minnesota Health & Education Facilities Authority, College of St Benedict, Revenue, Series 8-K, 5.00%, 03/01/2037	175,000	175,046
Minnesota Municipal Gas Agency, Revenue, Series 2026 A, 5.00%, 09/01/2035	375,000	389,581
564,627
Mississippi — 0.1%
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	15,000	11,783
Missouri — 1.4%
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2032	35,000	27,917
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	100,000	74,860
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	65,000	49,354
Health & Educational Facilities Authority of the State of Missouri, Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (f)	135,000	133,536
285,667
Montana — 0.5%
Montana Facility Finance Authority, Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	150,000	106,627
Nebraska — 2.6%
Village of Boys Town, Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.25%, 07/01/2055 (i)	500,000	516,799
New Hampshire — 5.8%
New Hampshire Business Finance Authority, Revenue, Series 2024, 0.00%, 12/01/2034 (f)(j)	100,000	55,181
Revenue, Series 2026‑1, 5.13%, 03/01/2036 (a)(b)	440,000	443,155
Revenue, Series 2026‑1, 4.50%, 03/01/2036 (a)(b)	249,812	246,421
Ellis County Fresh Water Supply District No. 1, Revenue, Series 2026, 0.00%, 12/15/2039 (j)	300,000	123,484

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 5.8% (continued)
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (f)(j)	500,000	286,781
1,155,022
New Jersey — 0.8%
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	10,000	8,897
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	10,000	8,760
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	10,000	9,304
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	10,000	9,167
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2015 AA, 5.00%, 06/15/2046	120,000	120,050
156,178
New York — 8.4%
Buffalo & Erie County Industrial Land Development Corp., D’Youville University, Revenue, Series 2026 A, 6.75%, 05/01/2036	200,000	210,162
Build NYC Resource Corp., Q Student Residences LLC, Revenue, Refunding, Series A, 5.00%, 06/01/2043	40,000	40,019
Hempstead Town Local Development Corp., Adelphi University, Revenue, Series 2026 A, 5.00%, 10/01/2046	250,000	255,099
Metropolitan Transportation Authority, Revenue, Refunding, Series 2017 C‑1, 3.38%, 11/15/2037	160,000	144,682
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 12/01/2042	35,000	35,011
Rochester Regional Health Obligated Group, Revenue, Series 2017, 5.00%, 12/01/2035	200,000	200,804
New York City Housing Development Corp., Revenue, Refunding, Series 2019 A‑1, 4.25%, 11/01/2043	210,000	209,425
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series 2017 A‑1, 5.00%, 05/01/2040	245,000	245,308

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 8.4% (continued)
New York Convention Center Development Corp., Hotel Unit Fee, Revenue, Refunding, Series 2015, 5.00%, 11/15/2045	125,000	125,042
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	185,000	144,175
Westchester County Local Development Corp., QSH/ Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (f)	65,000	66,387
1,676,114
Ohio — 4.4%
Columbus-Franklin County Finance Authority, Vivera Brookshire LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (f)	150,000	149,842
County of Lucas, Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	250,000	249,909
Elyria City School District, GO, Series A, 5.00%, 12/01/2043	95,000	95,194
Ohio Higher Educational Facility Commission, Kenyon College, Revenue, Refunding, Series 2016, 5.00%, 07/01/2042	10,000	10,017
State of Ohio, University Hospitals Health System, Inc. Obligated Group, Revenue, Series 2015 C, 3.35%, 05/01/2026 (b)(e)	365,000	365,000
869,962
Oregon — 1.3%
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 7.25%, 03/01/2060 (f)	230,000	247,361
Pennsylvania — 2.3%
Berks County Municipal Authority (The), The Reading Hospital and Medical Center Project, Revenue, Series 2012 A, 5.00%, 11/01/2040	40,000	30,897
Tower Health Obligated Group, Revenue, Series 2024 B‑1, 0.00%, 06/30/2044 (g)	198,000	148,246
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	60,000	46,821
Pennsylvania Turnpike Commission, Revenue, Refunding, Series 2016 A‑1, 5.00%, 12/01/2046	85,000	85,157

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 2.3% (continued)
Philadelphia Gas Works Co., Revenue, Refunding, Series 15, 5.00%, 08/01/2042	135,000	137,006
448,127
Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 9.25%, 10/01/2056	300,000	311,867
South Carolina — 3.3%
County of Florence, Accomodations Fee, Revenue, Series 2015, 3.75%, 05/01/2040	135,000	123,344
Lexington County Health Services District, Inc., Lexington Health Obligated Group, Revenue, Series 2016, 5.00%, 11/01/2041	330,000	330,268
Lexington Health Obligated Group, Revenue, Series 2016, 5.00%, 11/01/2046	200,000	200,062
653,674
Tennessee — 0.7%
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	50,000	45,081
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (f)	100,000	99,227
144,308
Texas — 5.9%
Arlington Higher Education Finance Corp., Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (f)	150,000	150,947
City of New Braunfels, Utility System, Revenue, Series 2018, 5.00%, 07/01/2048	95,000	94,999
Eagle Mountain & Saginaw Independent School District, GO, Refunding, PSF Guaranty, Series 2016 A, 5.00%, 08/15/2041	100,000	100,137
Fort Bend County Industrial Development Corp., NRG Energy, Inc., Revenue, Series 2012 B, 4.75%, 11/01/2042	250,000	250,034
FW Skyline Public Facility Corp., Revenue, Series 2026, 4.25%, 04/01/2039	300,000	298,464

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 5.9% (continued)
Waller Consolidated Independent School District, GO, Refunding, PSF Guaranty, Series 2016, 5.00%, 02/15/2037	180,000	180,275
Williamson County Municipal Utility District No. 32, GO, BAM Insured, Series 2020 A, 2.00%, 08/15/2038	135,000	102,236
1,177,092
Utah — 0.8%
Utah Infrastructure Agency, Service Contract, Revenue, Series 2018, 3.88%, 10/15/2044	170,000	159,280
Virgin Islands — 0.5%
Virgin Islands Hotel Development Financing Corp., Revenue, Senior Lien, Series 2025 A‑1, 6.00%, 12/01/2055	100,000	99,316
Virginia — 0.8%
Chesapeake Bay Bridge & Tunnel District, Revenue, First Tier, AG Insured, Series 2016, 5.00%, 07/01/2041	160,000	160,219
West Virginia — 1.3%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	150,000	117,933
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	145,000	145,179
263,112
Wisconsin — 7.9%
Public Finance Authority, Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 D, 7.00%, 03/17/2031 (f)	100,000	99,854
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 D, 7.00%, 03/05/2031 (f)	250,000	251,156
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (f)	250,000	248,805
PRG — Oxford Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.00%, 07/01/2045	150,000	154,554
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 F, 7.00%, 12/08/2030 (f)	277,702	276,878

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.9% (continued)
Texas Biomedical Research Institute, Revenue, Series 2021 A, 3.00%, 06/01/2048	125,000	85,329
Wisconsin Health & Educational Facilities Authority, Revenue, Series 2026, 6.50%, 11/01/2036 (d)(f)	250,000	248,899
Ascension Health Credit Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2039	100,000	100,058
Sanford Obligated Group, Revenue, Series 2016 A, 5.00%, 02/15/2042	100,000	100,058
1,565,591
Total Municipal Bonds (Cost $21,365,718)		21,550,722
	Shares
Short-Term Investments — 0.0% (h)
Investment Companies — 0.0% (h)
JPMorgan US Government Money Market Fund 3.61% (k) (Cost $519)	519	519
Total Investments — 108.6% (Cost $21,366,237)		21,551,241
Floating Rate Note Obligations — (6.0)% (l)		(1,200,000)
Liabilities in Excess of Other Assets — (2.6)%		(506,489)
Net Assets — 100.0%		19,844,752
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2026.
(c)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(d)
When-issued security.
(e)
Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(f)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $2,967,551, which represents approximately 14.95% of net assets of the Fund.
(g)
Zero coupon bond until next reset date.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Core Plus Municipal Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

(h)
Represents less than 0.05% of net assets.
(i)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $116,799.
(j)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(k)
Represents 7-day effective yield as of April 30, 2026.
(l)
Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT
— Alternative Minimum Tax
FHA
— Federal Housing Administration
GNMA
— Government National Mortgage Association
GO
— General Obligation

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,087
Aggregate gross unrealized depreciation	(38,083)
Net unrealized appreciation	$185,004
Federal income tax cost of investments	$21,366,237

See Notes to Financial Statements.

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April 30, 2026 (unaudited)

Statements of Assets and Liabilities

First Eagle Global Fund*	First Eagle Overseas Fund*	First Eagle U.S. Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$42,831,504,723	$9,649,404,919	$939,532,583	$1,132,189,865
Investments in affiliates	2,030,619,494	452,115,539	—	—
Gold bullion	1,570,176,332	262,659,572	38,726,877	744,921,404
Silver bullion	—	—	—	56,389,612
Investments, at Value (Note 2)
Investments in non-affiliates	64,728,312,733	14,916,645,740	1,457,066,282	3,963,749,606
Investments in affiliates	2,212,053,311	673,206,877	—	—
Gold bullion	7,756,367,001	1,549,237,301	194,099,905	1,132,106,024
Silver bullion	—	—	—	186,358,279
Unrealized appreciation on forward foreign currency exchange contracts	22,688,526	9,698,379	—	—
Receivable for investment securities sold	55,216,704	13,035,044	1,653,231	157,189,261
Foreign tax reclaims receivable	98,286,974	42,179,858	167,066	4,480,637
Receivable for Fund shares sold	56,741,597	17,984,516	833,730	9,839,337
Accrued interest and dividends receivable	173,122,179	74,063,017	1,109,729	1,282,639
Investment for trustee deferred compensation plan (Note 3)	10,920,040	2,212,258	1,602,361	940,590
Other assets	827,511	190,767	21,403	67,200
Total Assets	75,114,536,576	17,298,453,757	1,656,553,707	5,456,013,573
Liabilities
Investment advisory fees payable (Note 3)	45,442,308	10,444,276	1,007,959	3,535,431
Payable for investment securities purchased	112,749,143	38,959,949	195,012	1,691
Distribution fees payable (Note 4)	4,660,286	413,709	159,269	468,796
Administrative fees payable (Note 3)	742,306	179,045	45,362	61,951
Trustee deferred compensation plan (Note 3)	10,920,040	2,212,258	1,602,361	940,590
Service fees payable (Note 4)	300,320	15,196	5,202	49,112
Trustee fees payable	599,916	172,267	15,668	21,933
IRS compliance fees for foreign withholding tax claims payable	21,819,281	37,211,235	—	—
Unrealized depreciation on forward foreign currency exchange contracts	10,601,888	5,132,606	—	—
Payable for Fund shares redeemed	27,246,142	9,044,510	536,933	72,245,852
Accrued expenses and other liabilities	12,666,659	3,494,664	343,684	613,077
Total Liabilities	247,748,289	107,279,715	3,911,450	77,938,433
Commitments and contingent liabilities^	—	—	—	—
Net Assets	$74,866,788,287	$17,191,174,042	$1,652,642,257	$5,378,075,140
Net Assets Consist of
Paid in capital	$41,444,487,526	$9,986,449,252	$818,952,801	$1,882,939,924
Total distributable earnings (losses)	33,422,300,761	7,204,724,790	833,689,456	3,495,135,216
Net Assets	$74,866,788,287	$17,191,174,042	$1,652,642,257	$5,378,075,140

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Assets and Liabilities (continued)

First Eagle Global Fund*		First Eagle Overseas Fund*		First Eagle U.S. Fund*		First Eagle Gold Fund*
Class A
Net assets	$18,572,802,484		$1,813,979,641		$706,205,714		$1,468,374,589
Shares outstanding	217,876,045		55,419,238		29,218,957		24,386,484
Net asset value per share and redemption proceeds per share	$85.24		$32.73		$24.17		$60.21
Offering price per share (NAV per share plus maximum sales charge)**	$89.73	(1)	$34.45	(1)	$25.44	(1)	$63.38	(1)
Class C
Net assets	$1,469,352,805		$74,510,911		$25,298,726		$223,096,074
Shares outstanding	18,190,765		2,420,573		1,126,462		4,135,357
Net asset value per share and redemption proceeds per share	$80.77		$30.78		$22.46		$53.95
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$79.96		$30.47		$22.24		$53.41
Class I
Net assets	$50,492,029,037		$13,627,467,925		$852,913,790		$3,108,124,714
Shares outstanding	587,905,364		403,652,964		34,267,591		49,754,707
Net asset value per share and redemption proceeds per share	$85.88		$33.76		$24.89		$62.47
Class R6
Net assets	$4,332,603,961		$1,675,215,565		$68,224,027		$578,479,763
Shares outstanding	50,418,844		49,618,345		2,741,334		9,230,781
Net asset value per share and redemption proceeds per share	$85.93		$33.76		$24.89		$62.67
*
First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.
^
See Note 3 and Note 6 in the Notes to the Consolidated Financial Statements.
**
A contingent deferred sales charge (“CDSC”) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
(1)
The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.
(2)
The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Assets and Liabilities (continued)

First Eagle Global Income Builder Fund*	First Eagle Rising Dividend Fund		First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$1,843,027,682	$334,765,737	$1,602,568,012		$47,918,973
Investments in affiliates	—	—	5,834,174		—
Gold bullion	53,814,698	—	—		—
Investments, at Value (Note 2)
Investments in non-affiliates	2,302,970,921	472,217,920	2,235,791,843		69,944,903
Investments in affiliates	—	—	12,648,034		—
Gold bullion	203,403,336	—	—		—
Cash	11,284	—	—		—
Unrealized appreciation on forward foreign currency exchange contracts	423,353	—	—		—
Receivable for investment securities sold	4,704,507	—	3,135,996		—
Foreign tax reclaims receivable	4,180,040	565,934	—		541
Receivable for Fund shares sold	1,961,973	100,123	10,062,631		275,107
Accrued interest and dividends receivable	15,751,642	526,290	966,446		15,225
Investment for trustee deferred compensation plan (Note 3)	1,130,699	1,767,808	4,018,577		301,831
Due from adviser (Note 4)	—	34,753	3,358		41,341
Other assets	29,929	8,132	24,499		2,242
Total Assets	2,534,567,684	475,220,960	2,266,651,384		70,581,190
Liabilities
Investment advisory fees payable (Note 3)	1,537,155	187,933	1,444,820		39,157
Option contracts written, at value (premiums received $106,398, $—, $— and $—, respectively)	143,850	—	—		—
Payable for investment securities purchased	2,833,958	—	30,915,914		779,085
Distribution fees payable (Note 4)	247,751	63,862	27,995		1,063
Administrative fees payable (Note 3)	102,480	32,008	67,277		23,626
Trustee deferred compensation plan (Note 3)	1,130,699	1,767,808	4,018,577		301,831
Service fees payable (Note 4)	15,217	972	20		—
Trustee fees payable	17,474	5,744	22,892		858
IRS compliance fees for foreign withholding tax claims payable	322,472	—	—		—
Payable for dividends to shareholders	550,462	—	—		—
Unrealized depreciation on forward foreign currency exchange contracts	179,172	—	—		—
Payable for Fund shares redeemed	2,324,766	177,484	3,915,559		494
Accrued expenses and other liabilities	472,543	204,430	449,519		128,326
Total Liabilities	9,877,999	2,440,241	40,862,573		1,274,440
Commitments and contingent liabilities^	—	—	—		—
Net Assets	$2,524,689,685	$472,780,719	$2,225,788,811		$69,306,750
Net Assets Consist of
Paid in capital	$1,818,853,933	$277,114,615	$1,478,960,141		$44,812,826
Total distributable earnings (losses)	705,835,752	195,666,104	746,828,670		24,493,924
Net Assets	$2,524,689,685	$472,780,719	$2,225,788,811		$69,306,750

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Assets and Liabilities (continued)

First Eagle Global Income Builder Fund*		First Eagle Rising Dividend Fund		First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
Class A
Net assets	$994,667,326		$306,250,620		$146,285,751		$5,408,543
Shares outstanding	59,188,018		9,983,249		10,506,553		361,752
Net asset value per share and redemption proceeds per share	$16.81		$30.68		$13.92		$14.95
Offering price per share (NAV per share plus maximum sales charge)**	$17.69	(1)	$32.29	(1)	$14.65	(1)	$15.74	(1)
Class C
Net assets	$74,713,220		$4,824,850		$138,568		$—
Shares outstanding	4,418,210		306,194		9,956		—
Net asset value per share and redemption proceeds per share	$16.91		$15.76		$13.92		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$16.74		$15.60		$13.78		$—
Class I
Net assets	$1,325,361,426		$147,246,415		$1,893,503,468		$63,709,496
Shares outstanding	79,246,446		4,492,317		135,404,224		4,189,733
Net asset value per share and redemption proceeds per share	$16.72		$32.78		$13.98		$15.21
Class R6
Net assets	$129,947,713		$14,458,834		$185,861,024		$188,711
Shares outstanding	7,782,218		441,178		13,279,470		12,796
Net asset value per share and redemption proceeds per share	$16.70		$32.77		$14.00		$14.75
*
First Eagle Global Income Builder Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Income Builder Cayman Fund, Ltd.
^
See Note 3 and Note 6 in the Notes to the Consolidated Financial Statements
**
A contingent deferred sales charge (“CDSC”) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
(1)
The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.
(2)
The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Assets and Liabilities (continued)

First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund		First Eagle Short Duration High Yield Municipal Fund	First Eagle Core Plus Municipal Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$21,681,738		$8,993,716,154		$1,997,957,786	$21,366,237
Gold bullion	274,172		—		—	—
Investments, at Value (Note 2)
Investments in non-affiliates	27,567,890		8,566,482,576		1,934,743,947	21,551,241
Gold bullion	462,057		—		—	—
Cash	325		12		—	563
Receivable for investment securities sold	—		12,885,010		—	206,974
Foreign tax reclaims receivable	14,538		—		—	—
Receivable for Fund shares sold	22,024		17,975,117		6,394,183	2,106
Accrued interest and dividends receivable	75,583		217,206,261		43,102,168	279,662
Investment for trustee deferred compensation plan (Note 3)	170,733		—		—	—
Due from adviser (Note 3)	66,667		—		—	37,469
Other assets	2,201		137,001		201,157	1,154
Total Assets	28,382,018		8,814,685,977		1,984,441,455	22,079,169
Liabilities
Investment advisory fees payable (Note 3)	14,779		2,671,188		700,548	6,102
Payable for investment securities purchased	7,099		76,729,606		19,706,410	910,917
Payable for floating rate note obligations	—		1,403,285,000		46,680,000	1,200,000
Distribution fees payable (Note 4)	744		491,863		104,913	1,017
Administrative fees payable (Note 3)	27,668		—		72,420	1,038
Trustee deferred compensation plan (Note 3)	170,733		—		—	—
Service fees payable (Note 4)	—		32,239		1,329	212
Trustee fees payable	501		36,883		—	—
Payable for dividends to shareholders	—		2,749,689		25,548	—
Payable for Fund shares redeemed	202		25,282,888		5,840,948	6,185
Interest expense and fees payable	—		12,888,453		575,223	13,513
Accrued expenses and other liabilities	162,371		1,203,322		140,195	95,433
Total Liabilities	384,097		1,525,371,131		73,847,534	2,234,417
Commitments and contingent liabilities^	—		—		—	—
Net Assets	$27,997,921		$7,289,314,846		$1,910,593,921	$19,844,752
Net Assets Consist of
Paid in capital	$21,339,760		$7,901,054,265		$1,967,508,182	$19,491,253
Total distributable earnings (losses)	6,658,161		(611,739,419)		(56,914,261)	353,499
Net Assets	$27,997,921		$7,289,314,846		$1,910,593,921	$19,844,752

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Assets and Liabilities (continued)

First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund		First Eagle Short Duration High Yield Municipal Fund		First Eagle Core Plus Municipal Fund
Class A
Net assets	$3,630,326		$1,947,720,620		$497,979,209		$2,089,227
Shares outstanding	243,169		243,728,365		50,677,167		204,084
Net asset value per share and redemption proceeds per share	$14.93		$7.99		$9.83		$10.24
Offering price per share (NAV per share plus maximum sales charge)**	$15.72	(1)	$8.19	(2)	$10.08	(2)	$10.50	(2)
Class C
Net assets	$—		$158,383,192		$6,729,496		$1,039,869
Shares outstanding	—		19,831,623		684,914		101,597
Net asset value per share and redemption proceeds per share	$—		$7.99		$9.83		$10.24
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—		$7.91		$9.73		$10.14
Class I
Net assets	$22,583,706		$5,151,111,844		$1,402,564,365		$15,678,443
Shares outstanding	1,523,950		645,104,510		142,895,447		1,532,068
Net asset value per share and redemption proceeds per share	$14.82		$7.98		$9.82		$10.23
Class R6
Net assets	$1,783,889		$32,099,190		$3,320,851		$1,037,213
Shares outstanding	120,583		4,024,152		337,832		101,387
Net asset value per share and redemption proceeds per share	$14.79		$7.98		$9.83		$10.23
*
First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.
**
A contingent deferred sales charge (“CDSC”) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle High Yield Municipal Fund and the First Eagle Short Duration High Yield Municipal Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
^
See Note 2(g), Note 3 and Note 6 in the Notes to the Consolidated Financial Statements
(1)
The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.
(2)
The maximum sales charge is 2.50% for Class A shares. Classes C, I and R6 have no front-end sales charges.
(3)
The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations

First Eagle Global Fund*	First Eagle Overseas Fund*	First Eagle U.S. Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $565,987, $235,302, $— and $— foreign taxes withheld)	$84,864,225	$14,856,257	$3,308,666	$1,261,783
Dividends from:
Non-affiliates (net of $49,484,116, $20,716,008, $77,655 and $2,356,332 foreign taxes withheld)	721,080,031	199,207,692	12,713,654	24,171,240
Affiliated issuers (net of $596,315, $1,599,639, $— and $— foreign taxes withheld)	31,777,362	6,965,804	—	—
Total Income	837,721,618	221,029,753	16,022,320	25,433,023
Expenses
Investment advisory fees (Note 3)	270,982,780	61,182,279	6,098,697	21,104,934
Distributions fees (Note 4)
Class A	22,621,307	2,181,742	873,861	1,901,196
Class C	5,497,852	262,217	98,755	887,710
Shareholder servicing agent fees	26,027,387	6,325,442	555,096	2,049,398
Service fees (Note 4)
Class C	1,832,617	87,406	32,918	295,903
Administrative fees (Note 3)	2,189,004	532,646	134,134	182,802
Professional fees	488,452	255,498	114,382	120,851
Custodian and accounting fees	3,555,463	1,183,054	116,014	634,415
Shareholder reporting fees	971,542	289,424	39,458	106,055
Trustees’ fees	991,832	222,061	37,884	67,062
Registration and filing fees	609,901	260,670	47,311	139,486
Other expenses	565,034	132,281	20,574	44,053
Total Expenses	336,333,171	72,914,720	8,169,084	27,533,865
Expense reductions due to earnings credits (Note 2)	(809,338)	(126,214)	(51,735)	(71,806)
Net Expenses	335,523,833	72,788,506	8,117,349	27,462,059
Net Investment Income (Loss) (Note 2)	502,197,785	148,241,247	7,904,971	(2,029,036)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	5,116,717,730	1,085,408,837	110,608,846	378,463,184
Transactions from investments in affiliates	157,133,511	20,146,618	—	—
Commodity related transactions	905,367,793	71,661,314	39,412,822	216,840,034
Settlement of foreign currency and foreign currency transactions	(11,491,709)	(3,778,006)	430	(144,516)
Settlement of forward foreign currency exchange contracts	24,538,990	13,534,026	—	—
6,192,266,315		1,186,972,789	150,022,098	595,158,702

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations (continued)

First Eagle Global Fund*	First Eagle Overseas Fund*	First Eagle U.S. Fund*	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $124,258, $279,609, $— and $—)	$373,453,867	$660,104,307	$(11,329,572)	$724,254,307
Investment in affiliates	454,360,005	(33,057,373)	—	—
Foreign currency and foreign currency translations	5,628,058	2,375,629	1,319	80,608
Forward foreign currency exchange contracts	(27,147,960)	(14,135,178)	—	—
806,293,970		615,287,385	(11,328,253)	724,334,915
Net realized and unrealized gains on investments, commodity and foreign currency and forward contract related transactions	6,998,560,285	1,802,260,174	138,693,845	1,319,493,617
Net Increase in Net Assets Resulting from Operations	$7,500,758,070	$1,950,501,421	$146,598,816	$1,317,464,581
*
First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and include the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations (continued)

First Eagle Global Income Builder Fund*	First Eagle Rising Dividend Fund	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$14,364,893	$118,057		$—	$—
Dividends from:
Non-affiliates (net of $2,140,475, $225,224, $— and $229 foreign taxes withheld)	30,886,376	5,352,620		11,839,072	289,885
Total Income	45,251,269	5,470,677		11,839,072	289,885
Expenses
Investment advisory fees (Note 3)	8,858,451	1,138,900		8,071,004	204,816
Distributions fees (Note 4)
Class A	1,161,715	370,688		157,051	4,743
Class C	273,436	18,694		59	—
Shareholder servicing agent fees	672,156	230,076		932,288	15,417
Service fees (Note 4)
Class C	91,145	6,231		20	—
Administrative fees (Note 3)	590,581	98,137		198,492	68,953
Professional fees	110,634	90,239		85,348	76,022
Custodian and accounting fees	190,413	72,560		96,326	44,677
Shareholder reporting fees	36,292	24,349		77,230	8,840
Trustees’ fees	38,759	7,795		30,629	1,669
Registration and filing fees	107,029	32,125		56,482	27,594
Other expenses	52,871	11,172		22,587	6,916
Total Expenses	12,183,482	2,100,966		9,727,516	459,647
Expense waiver (Note 3)	—	(182,545)		(104,608)	(192,698)
Expense reductions due to earnings credits (Note 2)	(39,822)	(40,769)		(22,391)	(2,097)
Net Expenses	12,143,660	1,877,652		9,600,517	264,852
Net Investment Income (Note 2)	33,107,609	3,593,025		2,238,555	25,033
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	86,393,155	52,639,741		107,919,365	3,067,864
Transactions from investments in affiliates	—	—		124,721	—
Commodity related transactions	3,733,587	—		—	—
Settlement of foreign currency and foreign currency transactions	(255,563)	(212,297)		—	—
Settlement of forward foreign currency exchange contracts	266,778	—		—	—
Expiration or closing of option contracts written	627,178	—		—	—
90,765,135		52,427,444		108,044,086	3,067,864

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations (continued)

First Eagle Global Income Builder Fund*		First Eagle Rising Dividend Fund	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $20,980, $—, $— and $—)	$159,286,783		$(12,600,454)		$276,712,717	$8,984,025
Investment in affiliates	—		—		6,583,960	—
Foreign currency and foreign currency translations	209,830		18,982		—	—
Forward foreign currency exchange contracts	(430,102)		—		—	—
Option contracts written	128,796		—		—	—
159,195,307			(12,581,472)		283,296,677	8,984,025
Net realized and unrealized gains on investments, commodity, foreign currency, forward contract and option contracts written related transactions	249,960,442		39,845,972		391,340,763	12,051,889
Net Increase in Net Assets Resulting from Operations	$283,068,051		$43,438,997		$393,579,318	$12,076,922
*
First Eagle Global Income Builder Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Income Builder Cayman Fund, Ltd.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations (continued)

First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund	First Eagle Short Duration High Yield Municipal Fund	First Eagle Core Plus Municipal Fund For the Period 11/21/25† - 04/30/26
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$—	$268,969,747		$54,951,062	$327,562
Dividends from:
Non-affiliates (net of $27,089, $—, $— and $— foreign taxes withheld)	270,145	1,562,722		198,098	38,581
Total Income	270,145	270,532,469		55,149,160	366,143
Expenses
Investment advisory fees (Note 3)	71,988	16,482,497		4,077,349	29,438
Distributions fees (Note 4)
Class A	3,472	2,369,224		584,045	1,441
Class C	—	567,318		15,307	3,379
Shareholder servicing agent fees	4,692	2,978,607		700,317	3,127
Service fees (Note 4)
Class C	—	189,106		5,102	1,126
Administrative fees (Note 3)	80,794	277,683		72,654	3,309
Professional fees	94,861	269,235		107,514	86,182
Custodian and accounting fees	62,485	378,256		133,704	33,007
Shareholder reporting fees	6,461	69,550		16,438	452
Trustees’ fees	14,726	92,470		10,487	222
Interest expense	—	18,339,461		541,445	9,389
Registration and filing fees	24,920	198,900		128,803	9,562
Other expenses	7,243	85,846		22,252	2,600
Total Expenses	371,642	42,298,153		6,415,417	183,234
Expense waiver (Note 3)	(271,974)	—		—	(149,014)
Expense reductions due to earnings credits (Note 2)	(1,742)	(30,315)		(3,293)	(374)
Net Expenses	97,926	42,267,838		6,412,124	33,846
Net Investment Income (Note 2)	172,219	228,264,631		48,737,036	332,297
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	486,014	18,389,006		6,602,863	169,149
Settlement of foreign currency and foreign currency transactions	(4,484)	—		—	—
481,530		18,389,006		6,602,863	169,149

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statements of Operations (continued)

First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund	First Eagle Short Duration High Yield Municipal Fund	First Eagle Core Plus Municipal Fund For the Period 11/21/25† - 04/30/26
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $—)	$3,438,723		$(206,537,157)	$(34,685,250)	$185,004
Foreign currency and foreign currency translations	1,086		—	—	—
3,439,809			(206,537,157)	(34,685,250)	185,004
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	3,921,339		(188,148,151)	(28,082,387)	354,153
Net Increase in Net Assets Resulting from Operations	$4,093,558		$40,116,480	$20,654,649	$686,450
*
First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.
†
Commencement of operations.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*		First Eagle U.S. Fund*	First Eagle Gold Fund*
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations
Net investment income (loss)	$502,197,785	$778,272,170	$148,241,247	$259,501,583	$7,904,971	$14,966,943	$(2,029,036)	$7,226,600
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	6,192,266,315	4,825,871,666	1,186,972,789	759,699,311	150,022,098	132,913,384	595,158,702	223,841,717
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	806,293,970	6,354,152,151	615,287,385	2,156,519,517	(11,328,253)	49,894,673	724,334,915	1,589,200,252
Net Increase in net assets resulting from operations	7,500,758,070	11,958,295,987	1,950,501,421	3,175,720,411	146,598,816	197,775,000	1,317,464,581	1,820,268,569
Distributions to Shareholders
Distributable earnings:
Class A	(1,558,225,792)	(752,479,645)	(135,027,752)	(106,385,762)	(60,948,757)	(38,750,193)	(15,668,274)	(32,088,609)
Class C	(122,783,836)	(63,056,039)	(5,121,605)	(4,079,377)	(2,318,690)	(1,653,042)	(1,596,454)	(5,385,945)
Class I	(4,224,230,000)	(1,927,947,611)	(991,772,293)	(716,917,557)	(72,629,655)	(43,178,411)	(38,111,854)	(76,199,777)
Class R6	(352,493,619)	(141,419,924)	(123,373,540)	(93,644,660)	(5,480,823)	(2,634,465)	(7,168,478)	(10,342,993)
Decrease in net assets resulting from distributions	(6,257,733,247)	(2,884,903,219)	(1,255,295,190)	(921,027,356)	(141,377,925)	(86,216,111)	(62,545,060)	(124,017,324)
Fund Share Transactions
Class A
Net proceeds from shares sold	788,756,947	1,218,928,163	123,565,249	146,335,944	19,403,183	37,388,134	149,700,930	257,421,482
Net asset value of shares issued for reinvested dividends and distributions	1,377,469,214	663,125,471	123,283,271	97,309,028	54,164,036	34,390,390	14,948,633	30,683,850
Cost of shares redeemed	(1,243,127,649)	(1,984,021,512)	(164,896,194)	(279,151,458)	(44,246,494)	(81,541,398)	(233,060,035)	(260,472,927)
Increase (decrease) in net assets from Fund share transactions	923,098,512	(101,967,878)	81,952,326	(35,506,486)	29,320,725	(9,762,874)	(68,410,472)	27,632,405
Class C
Net proceeds from shares sold	172,836,594	238,342,133	14,913,526	16,234,061	1,576,527	4,651,455	16,350,989	28,211,406
Net asset value of shares issued for reinvested dividends and distributions	113,772,757	59,401,014	4,601,584	3,797,915	2,107,838	1,497,082	1,533,907	5,139,993
Cost of shares redeemed	(250,729,931)	(518,534,282)	(12,151,086)	(24,730,489)	(4,547,805)	(10,861,591)	(38,592,343)	(42,399,875)
Increase (decrease) in net assets from Fund share transactions	35,879,420	(220,791,135)	7,364,024	(4,698,513)	(863,440)	(4,713,054)	(20,707,447)	(9,048,476)
Class I
Net proceeds from shares sold	4,425,274,876	7,025,246,291	1,750,615,945	2,480,108,140	63,193,809	137,624,577	335,054,143	608,405,653
Net asset value of shares issued for reinvested dividends and distributions	3,710,366,116	1,687,284,431	888,029,246	640,979,324	51,906,025	29,875,781	34,992,745	69,744,097
Cost of shares redeemed	(4,402,482,061)	(5,954,728,068)	(1,731,485,110)	(2,357,231,637)	(75,699,669)	(104,619,169)	(698,240,613)	(749,762,164)
Increase (decrease) in net assets from Fund share transactions	3,733,158,931	2,757,802,654	907,160,081	763,855,827	39,400,165	62,881,189	(328,193,725)	(71,612,414)
Class R6
Net proceeds from shares sold	572,525,948	1,162,504,347	135,691,137	238,222,311	9,687,520	19,662,801	153,728,316	184,775,574
Net asset value of shares issued for reinvested dividends and distributions	318,291,660	125,053,004	121,572,476	92,596,760	5,452,338	2,622,111	7,039,140	9,759,911
Cost of shares redeemed	(419,533,217)	(671,771,841)	(154,652,156)	(280,763,935)	(6,558,161)	(9,041,011)	(179,200,411)	(110,503,916)
Increase (decrease) in net assets from Fund share transactions	471,284,391	615,785,510	102,611,457	50,055,136	8,581,697	13,243,901	(18,432,955)	84,031,569
Increase (decrease) in net assets from Fund share transactions	5,163,421,254	3,050,829,151	1,099,087,888	773,705,964	76,439,147	61,649,162	(435,744,599)	31,003,084
Net increase in net assets	6,406,446,077	12,124,221,919	1,794,294,119	3,028,399,019	81,660,038	173,208,051	819,174,922	1,727,254,329
Net Assets (Note 2)
Beginning of period	68,460,342,210	56,336,120,291	15,396,879,923	12,368,480,904	1,570,982,219	1,397,774,168	4,558,900,218	2,831,645,889
End of period	$74,866,788,287	$68,460,342,210	$17,191,174,042	$15,396,879,923	$1,652,642,257	$1,570,982,219	$5,378,075,140	$4,558,900,218

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*		First Eagle U.S. Fund*	First Eagle Gold Fund*
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	205,972,244	206,799,517	52,663,820	53,773,662	27,898,778	28,292,500	25,421,119	24,372,239
Shares sold	9,462,490	16,425,594	3,853,244	5,329,100	814,071	1,694,694	2,420,384	7,094,205
Shares issued on reinvestment of distributions	17,359,410	9,478,644	4,134,248	3,904,857	2,355,983	1,597,324	280,199	1,125,600
Shares redeemed	(14,918,099)	(26,731,511)	(5,232,074)	(10,343,799)	(1,849,875)	(3,685,740)	(3,735,218)	(7,170,925)
Shares outstanding, end of period	217,876,045	205,972,244	55,419,238	52,663,820	29,218,957	27,898,778	24,386,484	25,421,119
Class C
Shares outstanding, beginning of period	17,649,268	20,772,700	2,168,738	2,357,034	1,159,384	1,384,879	4,494,430	4,743,206
Shares sold	2,168,608	3,346,445	491,520	611,090	70,434	225,370	297,274	862,420
Shares issued on reinvestment of distributions	1,508,523	888,971	163,583	160,656	98,359	74,113	31,996	209,113
Shares redeemed	(3,135,634)	(7,358,848)	(403,268)	(960,042)	(201,715)	(524,978)	(688,343)	(1,320,309)
Shares outstanding, end of period	18,190,765	17,649,268	2,420,573	2,168,738	1,126,462	1,159,384	4,135,357	4,494,430
Class I
Shares outstanding, beginning of period	541,474,110	503,356,923	374,667,097	346,399,690	32,557,795	29,707,684	54,576,054	54,858,882
Shares sold	52,385,684	94,097,578	53,017,718	88,241,139	2,571,024	6,095,947	5,255,264	16,766,927
Shares issued on reinvestment of distributions	46,455,066	23,980,734	28,897,795	25,028,478	2,194,758	1,352,458	632,895	2,471,442
Shares redeemed	(52,409,496)	(79,961,125)	(52,929,646)	(85,002,210)	(3,055,986)	(4,598,294)	(10,709,506)	(19,521,197)
Shares outstanding, end of period	587,905,364	541,474,110	403,652,964	374,667,097	34,267,591	32,557,795	49,754,707	54,576,054
Class R6
Shares outstanding, beginning of period	44,632,244	36,151,867	46,239,749	44,141,524	2,386,565	1,798,949	9,519,485	7,160,987
Shares sold	6,755,258	15,642,266	4,107,802	8,549,275	388,698	865,389	2,385,137	4,872,223
Shares issued on reinvestment of distributions	3,984,124	1,777,078	3,957,437	3,617,061	230,640	118,755	126,946	344,873
Shares redeemed	(4,952,782)	(8,938,967)	(4,686,643)	(10,068,111)	(264,569)	(396,528)	(2,800,787)	(2,858,598)
Shares outstanding, end of period	50,418,844	44,632,244	49,618,345	46,239,749	2,741,334	2,386,565	9,230,781	9,519,485
*
First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and include the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund*		First Eagle Rising Dividend Fund	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations
Net investment income	$33,107,609	$51,086,582	$3,593,025	$6,305,120	$2,238,555	$5,991,370	$25,033	$241,636
Net realized gain on investments, commodity, foreign currency and forward contract related transactions and option contracts written	90,765,135	39,385,880	52,427,444	34,599,563	108,044,086	91,791,911	3,067,864	40,909
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	159,195,307	186,904,596	(12,581,472)	22,341,019	283,296,677	96,822,683	8,984,025	3,186,494
Net Increase in net assets resulting from operations	283,068,051	277,377,058	43,438,997	63,245,702	393,579,318	194,605,964	12,076,922	3,469,039
Distributions to Shareholders
Distributable earnings:
Class A	(26,936,274)	(28,226,775)	(23,579,261)	(13,009,821)	(971,193)	(1,367,562)	(3,030)	(2,600)
Class C	(1,852,592)	(2,231,013)	(730,444)	(412,150)	—	—	—	—
Class I	(37,681,316)	(40,341,634)	(10,738,041)	(6,057,335)	(15,631,697)	(25,654,317)	(192,742)	(276,802)
Class R6	(3,578,113)	(3,506,962)	(1,007,933)	(540,636)	(1,502,258)	(1,705,941)	(443)	(451)
Decrease in net assets resulting from distributions	(70,048,295)	(74,306,384)	(36,055,679)	(20,019,942)	(18,105,148)	(28,727,820)	(196,215)	(279,853)
Fund Share Transactions
Class A
Net proceeds from shares sold	135,832,936	182,832,707	6,526,387	9,027,763	12,817,850	18,908,766	4,020,745	2,527,242
Net asset value of shares issued for reinvested dividends and distributions	24,879,921	26,063,395	22,495,342	12,432,247	941,014	1,322,858	3,030	2,600
Cost of shares redeemed	(85,370,602)	(132,364,670)	(20,373,635)	(42,108,697)	(9,207,391)	(17,281,167)	(1,942,593)	(1,279,613)
Increase (decrease) in net assets from Fund share transactions	75,342,255	76,531,432	8,648,094	(20,648,687)	4,551,473	2,950,457	2,081,182	1,250,229
Class C
Net proceeds from shares sold	10,951,718	12,058,967	132,410	738,835	125,000	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,792,246	2,153,487	730,005	410,833	—	—	—	—
Cost of shares redeemed	(13,260,910)	(26,757,339)	(891,702)	(1,813,473)	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(516,946)	(12,544,885)	(29,287)	(663,805)	125,000	—	—	—
Class I
Net proceeds from shares sold	168,489,869	220,480,338	5,926,553	9,526,098	278,122,871	444,307,780	12,454,976	14,854,998
Net asset value of shares issued for reinvested dividends and distributions	33,825,092	36,258,920	6,990,707	3,891,406	15,043,174	24,725,044	115,558	90,371
Cost of shares redeemed	(99,515,463)	(182,534,972)	(6,621,880)	(22,385,803)	(225,067,978)	(762,587,947)	(4,917,142)	(21,672,646)
Increase (decrease) in net assets from Fund share transactions	102,799,498	74,204,286	6,295,380	(8,968,299)	68,098,067	(293,555,123)	7,653,392	(6,727,277)
Class R6
Net proceeds from shares sold	24,435,673	29,829,327	2,236,573	5,902,428	41,331,456	53,968,460	35,000	—
Net asset value of shares issued for reinvested dividends and distributions	3,567,154	3,495,789	1,005,895	539,603	1,502,189	1,705,319	443	451
Cost of shares redeemed	(10,962,813)	(16,480,745)	(1,756,480)	(3,314,713)	(18,865,283)	(45,895,763)	—	—
Increase in net assets from Fund share transactions	17,040,014	16,844,371	1,485,988	3,127,318	23,968,362	9,778,016	35,443	451
Increase (decrease) in net assets from Fund share transactions	194,664,821	155,035,204	16,400,175	(27,153,473)	96,742,902	(280,826,650)	9,770,017	(5,476,597)
Net increase (decrease) in net assets	407,684,577	358,105,878	23,783,493	16,072,287	472,217,072	(114,948,506)	21,650,724	(2,287,411)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund*		First Eagle Rising Dividend Fund		First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Net Assets (Note 2)
Beginning of period	2,117,005,108	1,758,899,230	448,997,226	432,924,939	1,753,571,739	1,868,520,245	47,656,026	49,943,437
End of period	$2,524,689,685	$2,117,005,108	$472,780,719	$448,997,226	$2,225,788,811	$1,753,571,739	$69,306,750	$47,656,026
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	54,557,622	49,293,828	9,662,465	10,420,922	10,155,094	9,940,432	216,186	113,192
Shares sold	8,280,453	12,679,779	219,217	327,456	1,023,520	1,828,676	297,211	226,250
Shares issued on reinvestment of distributions	1,557,974	1,849,384	786,900	460,393	80,982	119,176	240	215
Shares redeemed	(5,208,031)	(9,265,369)	(685,333)	(1,546,306)	(753,043)	(1,733,190)	(151,885)	(123,471)
Shares outstanding, end of period	59,188,018	54,557,622	9,983,249	9,662,465	10,506,553	10,155,094	361,752	216,186
Class C
Shares outstanding, beginning of period	4,442,713	5,323,986	305,271	348,828	—	—	—	—
Shares sold	662,356	832,004	8,498	49,831	9,956	—	—	—
Shares issued on reinvestment of distributions	112,180	152,985	49,521	27,286	—	—	—	—
Shares redeemed	(799,039)	(1,866,262)	(57,096)	(120,674)	—	—	—	—
Shares outstanding, end of period	4,418,210	4,442,713	306,194	305,271	9,956	—	—	—
Class I
Shares outstanding, beginning of period	72,840,626	67,802,292	4,285,951	4,604,708	130,136,285	159,633,477	3,641,195	4,151,011
Shares sold	10,351,491	15,438,280	186,732	328,020	22,058,144	43,589,600	902,304	1,346,435
Shares issued on reinvestment of distributions	2,125,277	2,583,698	228,829	135,629	1,290,152	2,221,477	9,021	7,353
Shares redeemed	(6,070,948)	(12,983,644)	(209,195)	(782,406)	(18,080,357)	(75,308,269)	(362,787)	(1,863,604)
Shares outstanding, end of period	79,246,446	72,840,626	4,492,317	4,285,951	135,404,224	130,136,285	4,189,733	3,641,195
Class R6
Shares outstanding, beginning of period	6,739,290	5,583,058	392,555	288,554	11,347,952	10,435,226	10,068	10,030
Shares sold	1,489,789	2,079,669	70,486	203,209	3,324,731	5,291,764	2,692	—
Shares issued on reinvestment of distributions	224,378	249,047	32,926	18,801	128,723	153,081	36	38
Shares redeemed	(671,239)	(1,172,484)	(54,789)	(118,009)	(1,521,936)	(4,532,119)	—	—
Shares outstanding, end of period	7,782,218	6,739,290	441,178	392,555	13,279,470	11,347,952	12,796	10,068
*
First Eagle Global Income Builder Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Income Builder Cayman Fund, Ltd.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund	First Eagle Short Duration High Yield Municipal Fund		First Eagle Core Plus Municipal Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period 11/21/25† - 4/30/26 (unaudited)
Operations
Net investment income	$172,219	$299,048	$228,264,631	$350,771,305	$48,737,036	$42,670,582	$332,297
Net realized gain on investments, commodity and foreign currency related transactions	481,530	507,546	18,389,006	(80,847,732)	6,602,863	(674,062)	169,149
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	3,439,809	1,232,775	(206,537,157)	(272,251,700)	(34,685,250)	(28,516,152)	185,004
Net Increase (decrease) in net assets resulting from operations	4,093,558	2,039,369	40,116,480	(2,328,127)	20,654,649	13,480,368	686,450
Distributions to Shareholders
Distributable earnings:
Class A	(76,452)	(64,310)	(56,915,090)	(85,075,234)	(12,475,626)	(8,133,760)	(24,382)
Class C	—	—	(3,967,763)	(5,483,891)	(93,391)	(8,698)	(16,271)
Class I	(497,057)	(371,654)	(163,730,412)	(257,066,846)	(37,184,588)	(33,052,415)	(274,118)
Class R6	(53,436)	(41,796)	(604,207)	(383,413)	(59,391)	(52,829)	(18,180)
Decrease in net assets resulting from distributions	(626,945)	(477,760)	(225,217,472)	(348,009,384)	(49,812,996)	(41,247,702)	(332,951)
Fund Share Transactions
Class A
Net proceeds from shares sold	1,354,386	5,869	473,605,438	1,318,572,023	340,987,324	403,405,738	3,868,009
Net asset value of shares issued for reinvested dividends and distributions	76,452	64,310	54,102,600	82,304,965	12,419,221	8,014,462	24,382
Cost of shares redeemed	(285,194)	(219,867)	(509,453,353)	(447,116,878)	(190,706,780)	(107,218,896)	(1,816,595)
Increase (decrease) in net assets from Fund share transactions	1,145,644	(149,688)	18,254,685	953,760,110	162,699,765	304,201,304	2,075,796
Class C
Net proceeds from shares sold	—	—	36,418,452	90,161,573	8,505,444	1,515,389	1,000,000
Net asset value of shares issued for reinvested dividends and distributions	—	—	3,781,460	5,299,533	93,391	8,698	16,271
Cost of shares redeemed	—	—	(28,084,549)	(18,701,249)	(3,240,206)	(94,766)	—
Increase in net assets from Fund share transactions	—	—	12,115,363	76,759,857	5,358,629	1,429,321	1,016,271
Class I
Net proceeds from shares sold	12,440,801	1,646,830	1,532,454,425	5,291,611,099	740,437,235	1,608,950,379	25,830,941
Net asset value of shares issued for reinvested dividends and distributions	451,961	366,838	151,045,180	245,995,548	37,083,737	32,972,449	268,004
Cost of shares redeemed	(6,219,347)	(1,178,107)	(2,109,954,083)	(2,615,862,491)	(566,855,938)	(521,753,920)	(10,717,939)
Increase (decrease) in net assets from Fund share transactions	6,673,415	835,561	(426,454,478)	2,921,744,156	210,665,034	1,120,168,908	15,381,006
Class R6
Net proceeds from shares sold	58,710	18,932	29,974,978	17,684,220	4,796,000	2,000	1,000,000
Net asset value of shares issued for reinvested dividends and distributions	53,436	41,796	591,977	379,914	56,755	52,823	18,180
Cost of shares redeemed	(2,232)	(3,841)	(7,846,197)	(9,260,345)	(2,577,069)	(10,698)	—
Increase in net assets from Fund share transactions	109,914	56,887	22,720,758	8,803,789	2,275,686	44,125	1,018,180
Increase (decrease) in net assets from Fund share transactions	7,928,973	742,760	(373,363,672)	3,961,067,912	380,999,114	1,425,843,658	19,491,253
Net increase (decrease) in net assets	11,395,586	2,304,369	(558,464,664)	3,610,730,401	351,840,767	1,398,076,324	19,844,752

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund	First Eagle Short Duration High Yield Municipal Fund		First Eagle Core Plus Municipal Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025		For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period 11/21/25† - 4/30/26 (unaudited)
Net Assets (Note 2)
Beginning of period	16,602,335	14,297,966	7,847,779,510	4,237,049,109	1,558,753,154	160,676,830	—
End of period	$27,997,921	$16,602,335	$7,289,314,846	$7,847,779,510	$1,910,593,921	$1,558,753,154	$19,844,752
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	162,167	176,193	241,488,049	128,366,630	34,291,448	4,232,723	—
Shares sold	94,619	494	58,765,061	157,540,015	34,392,066	39,907,674	381,327
Shares issued on reinvestment of distributions	6,072	5,757	6,721,243	9,909,220	1,255,387	794,679	2,393
Shares redeemed	(19,689)	(20,277)	(63,245,988)	(54,327,816)	(19,261,734)	(10,643,628)	(179,636)
Shares outstanding, end of period	243,169	162,167	243,728,365	241,488,049	50,677,167	34,291,448	204,084
Class C
Shares outstanding, beginning of period	—	—	18,331,461	9,205,822	143,348	—	—
Shares sold	—	—	4,517,586	10,761,035	858,559	151,936	99,999
Shares issued on reinvestment of distributions	—	—	469,957	639,268	9,457	870	1,598
Shares redeemed	—	—	(3,487,381)	(2,274,664)	(326,450)	(9,458)	—
Shares outstanding, end of period	—	—	19,831,623	18,331,461	684,914	143,348	101,597
Class I
Shares outstanding, beginning of period	1,046,074	976,752	698,428,047	352,664,774	121,666,568	11,335,372	—
Shares sold	871,647	143,927	190,276,538	635,613,206	74,793,993	159,005,062	2,556,061
Shares issued on reinvestment of distributions	36,186	33,108	18,773,843	29,649,353	3,752,426	3,274,019	26,330
Shares redeemed	(429,957)	(107,713)	(262,373,918)	(319,499,286)	(57,317,540)	(51,947,885)	(1,050,323)
Shares outstanding, end of period	1,523,950	1,046,074	645,104,510	698,428,047	142,895,447	121,666,568	1,532,068
Class R6
Shares outstanding, beginning of period	111,986	106,908	1,199,541	140,756	109,221	104,854	—
Shares sold	4,467	1,665	3,729,121	2,152,765	484,461	199	99,602
Shares issued on reinvestment of distributions	4,285	3,776	73,874	46,894	5,744	5,201	1,785
Shares redeemed	(155)	(363)	(978,384)	(1,140,874)	(261,594)	(1,033)	—
Shares outstanding, end of period	120,583	111,986	4,024,152	1,199,541	337,832	109,221	101,387
*
First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.
†
Inception date.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Statement of Cash Flow

For the Six Months ended
April 30, 2026 (Unaudited)

First Eagle High Yield Municipal Fund
Cash Flows Provided by (Used in) Operating Activities:
Net increase in net assets resulting from operations	$40,116,480
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(2,808,563,829)
Proceeds from sale and paydowns of investments	2,864,420,002
Net increase in short-term investments	3,282,362
Realized (gain) loss on investments	(18,389,006)
Change in unrealized (appreciation) depreciation on investments	206,537,157
Amortization (accretion) of bond premium (discount)	(12,541,568)
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	(37,192,340)
Other assets	(102,539)
Increases (decreases) in operating liabilities:
Investment advisory fees payable	(304,036)
Distribution fees payable	(18,074)
Service fees payable	847
Trustee fees payable	36,883
Due to custodian	(14,075)
Interest expense and fees payable	3,591,862
Accrued expenses and other liabilities	48,312
Net cash provided by (used in) operating activities	$240,908,438
Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	2,090,485,188
Payments on shares redeemed	(2,653,665,460)
Cash distributions paid	(15,368,154)
Proceeds from floating rate note obligations	337,640,000
Net cash provided by (used in) financing activities	$(240,908,426)
Net change in cash	12
Cash, beginning of period	—
Cash, end of period	$12

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $14,747,599 for stated interest expense and unused commitment fees.

Non-cash financing activities consist of reinvestment of distributions in the amount $209,521,217.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

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First Eagle Funds

Financial Highlights

	Per share operating performance*																				Ratios/Supplemental data
		Change in net assets resulting from operations					Less dividends and distributions													Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income		From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)		Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$84.16		0.51		8.17	8.68		(2.88)			(4.72)		—		(7.60)	$85.24		10.99	%(b)	$18,572,802	1.09	%(c)	1.09	%(c)	1.22	%(c)	1.22	%(c)	12.28	%(b)
October 31, 2025	$73.15		0.85		13.83	14.68		(1.60)			(2.07)		—		(3.67)	$84.16		21.07%		$17,334,314	1.10%		1.09%		1.14%		1.14%		15.99%
October 31, 2024	$59.97		0.89		14.51 (j)	15.40		(0.81)			(1.41)		—		(2.22)	$73.15		26.43	%(k)	$15,127,580	1.10%		1.10%		1.33%		1.33%		9.51%
October 31, 2023	$56.57		0.84		4.98	5.82		(0.06)			(2.36)		—		(2.42)	$59.97		10.35%		$12,976,288	1.10%		1.10%		1.36%		1.37%		6.00%
October 31, 2022	$68.42		0.51		(8.32)	(7.81)		(1.24)			(2.80)		—		(4.04)	$56.57		(11.90)%		$12,562,351	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$55.42		0.67	(d)	13.79	14.46		(0.51)			(0.95)		—		(1.46)	$68.42		26.49	%(g)	$15,108,210	1.11%		1.11%		1.03	%(d)	1.03	%(d)	7.29%
First Eagle Global Fund Class C***
Six Months Ended April 30, 2026 (unaudited)	$79.84		0.18		7.76	7.94		(2.29)			(4.72)		—		(7.01)	$80.77		10.57	%(b)	$1,469,353	1.85	%(c)	1.85	%(c)	0.46	%(c)	0.46	%(c)	12.28	%(b)
October 31, 2025	$69.53		0.27		13.14	13.41		(1.03)			(2.07)		—		(3.10)	$79.84		20.15%		$1,409,121	1.85%		1.85%		0.38%		0.38%		15.99%
October 31, 2024	$57.05		0.36		13.84 (j)	14.20		(0.31)			(1.41)		—		(1.72)	$69.53		25.47	%(k)	$1,444,250	1.86%		1.86%		0.56%		0.57%		9.51%
October 31, 2023	$54.26		0.35		4.80	5.15		—			(2.36)		—		(2.36)	$57.05		9.53%		$1,488,095	1.86%		1.86%		0.59%		0.60%		6.00%
October 31, 2022	$65.60		0.04		(7.99)	(7.95)		(0.59)			(2.80)		—		(3.39)	$54.26		(12.57)%		$1,738,497	1.87%		1.87%		0.06%		0.06%		10.87%
October 31, 2021	$53.12		0.15	(d)	13.28	13.43		—			(0.95)		—		(0.95)	$65.60		25.53	%(g)	$2,623,491	1.87%		1.87%		0.24	%(d)	0.24	%(d)	7.29%
First Eagle Global Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$84.82		0.62		8.23	8.85		(3.07)			(4.72)		—		(7.79)	$85.88		11.12	%(b)	$50,492,029	0.85	%(c)	0.85	%(c)	1.46	%(c)	1.47	%(c)	12.28	%(b)
October 31, 2025	$73.70		1.03		13.93	14.96		(1.77)			(2.07)		—		(3.84)	$84.82		21.35%		$45,927,917	0.86%		0.86%		1.37%		1.38%		15.99%
October 31, 2024	$60.42		1.06		14.60 (j)	15.66		(0.97)			(1.41)		—		(2.38)	$73.70		26.70	%(k)	$37,097,842	0.86%		0.86%		1.56%		1.56%		9.51%
October 31, 2023	$56.98		0.99		5.02	6.01		(0.21)			(2.36)		—		(2.57)	$60.42		10.63%		$29,941,639	0.86%		0.86%		1.60%		1.61%		6.00%
October 31, 2022	$68.90		0.67		(8.38)	(7.71)		(1.41)			(2.80)		—		(4.21)	$56.98		(11.69)%		$26,919,899	0.86%		0.86%		1.09%		1.09%		10.87%
October 31, 2021	$55.79		0.85	(d)	13.87	14.72		(0.66)			(0.95)		—		(1.61)	$68.90		26.82	%(g)	$30,248,818	0.86%		0.86%		1.29	%(d)	1.29	%(d)	7.29%
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$84.89		0.65		8.24	8.89		(3.13)			(4.72)		—		(7.85)	$85.93		11.17	%(b)	$4,332,604	0.78	%(c)	0.78	%(c)	1.55	%(c)	1.55	%(c)	12.28	%(b)
October 31, 2025	$73.76		1.10		13.92	15.02		(1.82)			(2.07)		—		(3.89)	$84.89		21.44%		$3,788,990	0.78%		0.78%		1.46%		1.46%		15.99%
October 31, 2024	$60.46		1.11		14.61 (j)	15.72		(1.01)			(1.41)		—		(2.42)	$73.76		26.82	%(k)	$2,666,448	0.79%		0.78%		1.64%		1.64%		9.51%
October 31, 2023	$57.02		1.04		5.01	6.05		(0.25)			(2.36)		—		(2.61)	$60.46		10.70%		$2,061,709	0.79%		0.79%		1.68%		1.68%		6.00%
October 31, 2022	$68.95		0.71		(8.38)	(7.67)		(1.46)			(2.80)		—		(4.26)	$57.02		(11.62)%		$1,700,134	0.79%		0.79%		1.15%		1.15%		10.87%
October 31, 2021	$55.83		0.90	(d)	13.87	14.77		(0.70)			(0.95)		—		(1.65)	$68.95		26.91	%(g)	$2,122,258	0.78%		0.78%		1.38	%(d)	1.38	%(d)	7.29%
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$31.53		0.25		3.52	3.77		(1.64)			(0.93)		—		(2.57)	$32.73		12.77	%(b)	$1,813,980	1.12	%(c)	1.12	%(c)	1.58	%(c)	1.58	%(c)	10.64	%(b)
October 31, 2025	$27.04		0.48		6.02	6.50		(1.37)			(0.64)		—		(2.01)	$31.53		26.00%		$1,660,723	1.14%		1.13%		1.73%		1.73%		12.34%
October 31, 2024	$22.81		0.41		4.36	4.77		(0.41)			(0.13)		—		(0.54)	$27.04		21.29%		$1,453,841	1.15%		1.15%		1.64%		1.64%		6.73%
October 31, 2023	$21.26		0.37		1.99	2.36		(0.02)			(0.79)		—		(0.81)	$22.81		11.11%		$1,360,488	1.15%		1.15%		1.56%		1.56%		3.98%
October 31, 2022	$26.71		0.30		(4.30)	(4.00)		(0.87)			(0.58)		—		(1.45)	$21.26		(15.62)%		$1,394,388	1.15%		1.15%		1.24%		1.24%		8.99%
October 31, 2021	$22.80		0.31	(e)	3.65	3.96		(0.05)			—		—		(0.05)	$26.71		17.35	%(h)	$1,895,378	1.16%		1.16%		1.20	%(e)	1.20	%(e)	9.93%

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																Ratios/Supplemental data
		Change in net assets resulting from operations				Less dividends and distributions											Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2026 (unaudited)	$29.71	0.13		3.32	3.45	(1.45)			(0.93)	—		(2.38)	$30.78		12.35	%(b)	$74,511	1.87	%(c)	1.86	%(c)	0.86	%(c)	0.86	%(c)	10.64	%(b)
October 31, 2025	$25.55	0.25		5.70	5.95	(1.15)			(0.64)	—		(1.79)	$29.71		25.09%		$64,442	1.87%		1.87%		0.96%		0.96%		12.34%
October 31, 2024	$21.55	0.22		4.13	4.35	(0.22)			(0.13)	—		(0.35)	$25.55		20.42%		$60,222	1.88%		1.88%		0.90%		0.90%		6.73%
October 31, 2023	$20.26	0.18		1.90	2.08	—			(0.79)	—		(0.79)	$21.55		10.26%		$74,231	1.88%		1.88%		0.82%		0.82%		3.98%
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)			(0.58)	—		(1.20)	$20.26		(16.23)%		$92,476	1.89%		1.89%		0.48%		0.48%		8.99%
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—			—	—		—	$25.44		16.49	%(h)	$157,203	1.89%		1.89%		0.41	%(e)	0.41	%(e)	9.93%
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$32.48	0.30		3.63	3.93	(1.72)			(0.93)	—		(2.65)	$33.76		12.90	%(b)	$13,627,468	0.87	%(c)	0.87	%(c)	1.84	%(c)	1.84	%(c)	10.64	%(b)
October 31, 2025	$27.79	0.56		6.21	6.77	(1.44)			(0.64)	—		(2.08)	$32.48		26.36%		$12,169,177	0.88%		0.88%		1.98%		1.99%		12.34%
October 31, 2024	$23.43	0.49		4.48	4.97	(0.48)			(0.13)	—		(0.61)	$27.79		21.62%		$9,627,067	0.89%		0.88%		1.90%		1.90%		6.73%
October 31, 2023	$21.83	0.44		2.03	2.47	(0.08)			(0.79)	—		(0.87)	$23.43		11.36%		$9,122,327	0.88%		0.88%		1.84%		1.84%		3.98%
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)			(0.58)	—		(1.53)	$21.83		(15.40)%		$8,462,922	0.89%		0.89%		1.49%		1.49%		8.99%
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)			—	—		(0.12)	$27.39		17.71	%(h)	$11,072,223	0.88%		0.88%		1.49	%(e)	1.49	%(e)	9.93%
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$32.49	0.31		3.63	3.94	(1.74)			(0.93)	—		(2.67)	$33.76		12.95	%(b)	$1,675,216	0.79	%(c)	0.79	%(c)	1.92	%(c)	1.92	%(c)	10.64	%(b)
October 31, 2025	$27.80	0.59		6.20	6.79	(1.46)			(0.64)	—		(2.10)	$32.49		26.47%		$1,502,537	0.79%		0.79%		2.08%		2.08%		12.34%
October 31, 2024	$23.44	0.52		4.47	4.99	(0.50)			(0.13)	—		(0.63)	$27.80		21.72%		$1,227,351	0.80%		0.80%		2.02%		2.02%		6.73%
October 31, 2023	$21.84	0.46		2.03	2.49	(0.10)			(0.79)	—		(0.89)	$23.44		11.45%		$1,289,925	0.80%		0.80%		1.91%		1.92%		3.98%
October 31, 2022	$27.40	0.39		(4.40)	(4.01)	(0.97)			(0.58)	—		(1.55)	$21.84		(15.32)%		$1,255,272	0.80%		0.80%		1.58%		1.58%		8.99%
October 31, 2021	$23.39	0.45	(e)	3.70	4.15	(0.14)			—	—		(0.14)	$27.40		17.78	%(h)	$1,566,467	0.79%		0.79%		1.65	%(e)	1.65	%(e)	9.93%
First Eagle U.S. Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$24.20	0.10		2.07	2.17	(0.48)			(1.72)	—		(2.20)	$24.17		9.42	%(b)	$706,206	1.13	%(c)	1.13	%(c)	0.84	%(c)	0.84	%(c)	11.05	%(b)
October 31, 2025	$22.57	0.20		2.81	3.01	(0.34)			(1.04)	—		(1.38)	$24.20		14.11%		$675,211	1.14%		1.13%		0.91%		0.91%		16.89%
October 31, 2024	$18.54	0.21		5.07	5.28	(0.24)			(1.01)	—		(1.25)	$22.57		30.07%		$638,522	1.15%		1.12%		0.99%		1.01%		8.63%
October 31, 2023	$18.41	0.22		1.37	1.59	(0.10)			(1.36)	—		(1.46)	$18.54		8.81%		$536,105	1.16%		1.10%		1.14%		1.19%		6.62%
October 31, 2022	$22.23	0.13		(2.08)	(1.95)	(0.17)			(1.70)	—		(1.87)	$18.41		(9.12)%		$540,287	1.16%		1.11%		0.60%		0.65%		10.33%
October 31, 2021	$16.97	0.09		5.49	5.58	(0.20)			(0.12)	—		(0.32)	$22.23		33.28%		$638,937	1.16%		1.11%		0.40%		0.45%		4.02%
First Eagle U.S. Fund Class C***
Six Months Ended April 30, 2026
(unaudited)	$22.55	0.01		1.93	1.94	(0.31)			(1.72)	—		(2.03)	$22.46		9.02	%(b)	$25,299	1.90	%(c)	1.89	%(c)	0.07	%(c)	0.08	%(c)	11.05	%(b)
October 31, 2025	$21.11	0.03		2.62	2.65	(0.17)			(1.04)	—		(1.21)	$22.55		13.25%		$26,149	1.88%		1.87%		0.16%		0.17%		16.89%
October 31, 2024	$17.40	0.05		4.76	4.81	(0.09)			(1.01)	—		(1.10)	$21.11		29.10%		$29,232	1.91%		1.88%		0.22%		0.25%		8.63%
October 31, 2023	$17.39	0.08		1.29	1.37	—			(1.36)	—		(1.36)	$17.40		8.00%		$29,230	1.91%		1.86%		0.37%		0.43%		6.62%
October 31, 2022	$21.08		(0.02)	(1.97)	(1.99)	—			(1.70)	—		(1.70)	$17.39		(9.82)%		$34,953	1.92%		1.87%		(0.18)%		(0.13)%		10.33%
October 31, 2021	$16.06		(0.06)	5.22	5.16	(0.02)			(0.12)	—		(0.14)	$21.08		32.29%		$53,912	1.95%		1.90%		(0.38)%		(0.33)%		4.02%

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																Ratios/Supplemental data
		Change in net assets resulting from operations					Less dividends and distributions									Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income		From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers	Portfolio turnover rate
First Eagle U.S. Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$24.89		0.13		2.12	2.25		(0.53)	(1.72)	—		(2.25)	$24.89	9.53	%(b)	$852,914	0.88	%(c)	0.88	%(c)	1.09	%(c)	1.09	%(c)	11.05	%(b)
October 31, 2025	$23.17		0.26		2.90	3.16		(0.40)	(1.04)	—		(1.44)	$24.89	14.43%		$810,220	0.89%		0.89%		1.15%		1.16%		16.89%
October 31, 2024	$19.00		0.27		5.20	5.47		(0.29)	(1.01)	—		(1.30)	$23.17	30.41%		$688,339	0.88%		0.86%		1.25%		1.28%		8.63%
October 31, 2023	$18.84		0.28		1.39	1.67		(0.15)	(1.36)	—		(1.51)	$19.00	9.08%		$541,195	0.91%		0.86%		1.38%		1.44%		6.62%
October 31, 2022	$22.71		0.19		(2.13)	(1.94)		(0.23)	(1.70)	—		(1.93)	$18.84	(8.88)%		$538,424	0.88%		0.83%		0.88%		0.93%		10.33%
October 31, 2021	$17.32		0.15		5.61	5.76		(0.25)	(0.12)	—		(0.37)	$22.71	33.72%		$584,344	0.89%		0.84%		0.68%		0.73%		4.02%
First Eagle U.S. Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$24.89		0.14		2.13	2.27		(0.55)	(1.72)	—		(2.27)	$24.89	9.59	%(b)	$68,224	0.82	%(c)	0.81	%(c)	1.15	%(c)	1.16	%(c)	11.05	%(b)
October 31, 2025	$23.17		0.28		2.89	3.17		(0.41)	(1.04)	—		(1.45)	$24.89	14.48%		$59,403	0.83%		0.82%		1.22%		1.23%		16.89%
October 31, 2024	$19.00		0.28		5.20	5.48		(0.30)	(1.01)	—		(1.31)	$23.17	30.50%		$41,682	0.84%		0.81%		1.30%		1.32%		8.63%
October 31, 2023	$18.84		0.29		1.39	1.68		(0.16)	(1.36)	—		(1.52)	$19.00	9.14%		$32,405	0.84%		0.79%		1.46%		1.51%		6.62%
October 31, 2022	$22.71		0.20		(2.13)	(1.93)		(0.24)	(1.70)	—		(1.94)	$18.84	(8.83)%		$25,921	0.83%		0.78%		0.94%		0.99%		10.33%
October 31, 2021	$17.32		0.16		5.61	5.77		(0.26)	(0.12)	—		(0.38)	$22.71	33.78%		$25,676	0.84%		0.79%		0.72%		0.77%		4.02%
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$47.50		(0.07)		13.40	13.33		(0.62)	—	—		(0.62)	$60.21	28.22	%(b)	$1,468,375	1.12	%(c)	1.12	%(c)	(0.22)	%(c)	(0.21)	%(c)	10.25	%(b)
October 31, 2025	$30.48		0.02		18.33	18.35		(1.33)	—	—		(1.33)	$47.50	63.44%		$1,207,488	1.14%		1.14%		0.06%		0.06%		15.34%
October 31, 2024	$22.30		0.07		8.32	8.39		(0.21)	—	—		(0.21)	$30.48	37.88%		$742,947	1.16%		1.16%		0.27%		0.27%		60.97%
October 31, 2023	$19.25		0.19		2.86	3.05		—	—	—		—	$22.30	15.84%		$549,712	1.19%		1.18%		0.81%		0.81%		16.39%
October 31, 2022	$22.94		0.05		(3.52)	(3.47)		(0.22)	—	—		(0.22)	$19.25	(15.24)%		$494,372	1.19%		1.19%		0.24%		0.24%		17.78%
October 31, 2021	$26.28		(0.01)		(3.01)	(3.02)		(0.32)	—	—		(0.32)	$22.94	(11.60)%		$578,968	1.22%		1.22%		(0.03)%		(0.03)%		5.13%
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2026 (unaudited)	$42.54		(0.26)		12.03	11.77		(0.36)	—	—		(0.36)	$53.95	27.77	%(b)	$223,096	1.86	%(c)	1.85	%(c)	(0.95)	%(c)	(0.95)	%(c)	10.25	%(b)
October 31, 2025	$27.45		(0.21)		16.45	16.24		(1.15)	—	—		(1.15)	$42.54	62.23%		$191,189	1.89%		1.88%		(0.68)%		(0.68)%		15.34%
October 31, 2024	$20.10		(0.11)		7.51	7.40		(0.05)	—	—		(0.05)	$27.45	36.87%		$130,212	1.91%		1.90%		(0.47)%		(0.47)%		60.97%
October 31, 2023	$17.48		0.01		2.61	2.62		—	—	—		—	$20.10	14.99%		$108,058	1.92%		1.92%		0.06%		0.07%		16.39%
October 31, 2022	$20.82		(0.10)		(3.19)	(3.29)		(0.05)	—	—		(0.05)	$17.48	(15.87)%		$104,359	1.93%		1.93%		(0.51)%		(0.51)%		17.78%
October 31, 2021	$23.92		(0.17)		(2.76)	(2.93)		(0.17)	—	—		(0.17)	$20.82	(12.25)%		$144,502	1.95%		1.95%		(0.77)%		(0.77)%		5.13%
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$49.28		0.01		13.89	13.90		(0.71)	—	—		(0.71)	$62.47	28.39	%(b)	$3,108,125	0.88	%(c)	0.88	%(c)	0.02	%(c)	0.02	%(c)	10.25	%(b)
October 31, 2025	$31.57		0.11		18.99	19.10		(1.39)	—	—		(1.39)	$49.28	63.79%		$2,689,484	0.91%		0.90%		0.30%		0.31%		15.34%
October 31, 2024	$23.08		0.13		8.63	8.76		(0.27)	—	—		(0.27)	$31.57	38.28%		$1,731,704	0.93%		0.92%		0.50%		0.51%		60.97%
October 31, 2023	$19.88		0.26		2.94	3.20		—	—	—		—	$23.08	16.10%		$1,349,359	0.94%		0.94%		1.07%		1.07%		16.39%
October 31, 2022	$23.68		0.12		(3.64)	(3.52)		(0.28)	—	—		(0.28)	$19.88	(15.00)%		$1,075,242	0.94%		0.94%		0.50%		0.50%		17.78%
October 31, 2021	$27.13		0.06		(3.13)	(3.07)		(0.38)	—	—		(0.38)	$23.68	(11.41)%		$1,349,701	0.96%		0.96%		0.23%		0.23%		5.13%

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																			Ratios/Supplemental data
		Change in net assets resulting from operations					Less dividends and distributions												Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income		From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$49.45		0.04		13.93	13.97		(0.75)		—		—		(0.75)	$62.67		28.44	%(b)	$578,480	0.80	%(c)	0.80	%(c)	0.11	%(c)	0.11	%(c)	10.25	%(b)
October 31, 2025	$31.67		0.14		19.06	19.20		(1.42)		—		—		(1.42)	$49.45		63.96%		$470,739	0.81%		0.81%		0.38%		0.39%		15.34%
October 31, 2024	$23.16		0.16		8.64	8.80		(0.29)		—		—		(0.29)	$31.67		38.37%		$226,783	0.83%		0.83%		0.59%		0.59%		60.97%
October 31, 2023	$19.93		0.29		2.94	3.23		—		—		—		—	$23.16		16.21%		$147,133	0.85%		0.84%		1.18%		1.19%		16.39%
October 31, 2022	$23.74		0.13		(3.63)	(3.50)		(0.31)		—		—		(0.31)	$19.93		(14.91)%		$105,438	0.85%		0.85%		0.59%		0.59%		17.78%
October 31, 2021	$27.19		0.08		(3.13)	(3.05)		(0.40)		—		—		(0.40)	$23.74		(11.33)%		$103,234	0.85%		0.85%		0.31%		0.31%		5.13%
First Eagle Global Income Builder Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$15.32		0.22		1.75	1.97		(0.21)		(0.27)		—		(0.48)	$16.81		13.06	%(b)	$994,667	1.14	%(c)	1.13	%(c)	2.69	%(c)	2.69	%(c)	11.80	%(b)
October 31, 2025	$13.78		0.38		1.72	2.10		(0.37)		(0.19)		—		(0.56)	$15.32		15.65%		$835,606	1.12%		1.12%		2.62%		2.62%		12.45%
October 31, 2024	$11.89		0.34		1.89	2.23		(0.33)		(0.01)		—		(0.34)	$13.78		18.89%		$679,029	1.17%		1.17%		2.62%		2.62%		14.66%
October 31, 2023	$11.62		0.32		0.43	0.75		(0.29)		(0.19)		—		(0.48)	$11.89		6.35%		$622,236	1.18%		1.18%		2.60%		2.60%		20.41%
October 31, 2022	$13.52		0.27		(1.34)	(1.07)		(0.26)		(0.57)		—		(0.83)	$11.62		(8.23)%		$541,002	1.16%		1.16%		2.17%		2.18%		13.76%
October 31, 2021	$11.47		0.27	(f)	2.17	2.44		(0.26)		(0.13)		—		(0.39)	$13.52		21.36	%(i)	$492,402	1.17%		1.17%		2.04	%(f)	2.04	%(f)	22.80%
First Eagle Global Income Builder Fund Class C***
Six Months Ended April 30, 2026 (unaudited)	$15.41		0.15		1.77	1.92		(0.15)		(0.27)		—		(0.42)	$16.91		12.64	%(b)	$74,713	1.91	%(c)	1.91	%(c)	1.86	%(c)	1.86	%(c)	11.80	%(b)
October 31, 2025	$13.86		0.26		1.74	2.00		(0.26)		(0.19)		—		(0.45)	$15.41		14.76%		$68,478	1.90%		1.89%		1.81%		1.82%		12.45%
October 31, 2024	$11.98		0.24		1.88	2.12		(0.23)		(0.01)		—		(0.24)	$13.86		17.79%		$73,815	1.94%		1.94%		1.82%		1.82%		14.66%
October 31, 2023	$11.70		0.23		0.44	0.67		(0.20)		(0.19)		—		(0.39)	$11.98		5.65%		$82,141	1.94%		1.94%		1.79%		1.79%		20.41%
October 31, 2022	$13.47		0.17		(1.34)	(1.17)		(0.03)		(0.57)		—		(0.60)	$11.70		(8.95)%		$98,977	1.94%		1.94%		1.38%		1.38%		13.76%
October 31, 2021	$11.44		0.16	(f)	2.17	2.33		(0.17)		(0.13)		—		(0.30)	$13.47		20.48	%(i)	$153,654	1.94%		1.94%		1.25	%(f)	1.25	%(f)	22.80%
First Eagle Global Income Builder Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$15.24		0.24		1.74	1.98		(0.23)		(0.27)		—		(0.50)	$16.72		13.19	%(b)	$1,325,361	0.92	%(c)	0.91	%(c)	2.92	%(c)	2.92	%(c)	11.80	%(b)
October 31, 2025	$13.71		0.41		1.71	2.12		(0.40)		(0.19)		—		(0.59)	$15.24		15.90%		$1,110,349	0.91%		0.91%		2.84%		2.84%		12.45%
October 31, 2024	$11.84		0.37		1.86	2.23		(0.35)		(0.01)		—		(0.36)	$13.71		19.06%		$929,623	0.96%		0.96%		2.85%		2.85%		14.66%
October 31, 2023	$11.56		0.35		0.43	0.78		(0.31)		(0.19)		—		(0.50)	$11.84		6.69%		$874,530	0.97%		0.97%		2.83%		2.84%		20.41%
October 31, 2022	$13.48		0.30		(1.34)	(1.04)		(0.31)		(0.57)		—		(0.88)	$11.56		(7.98)%		$751,297	0.93%		0.93%		2.43%		2.43%		13.76%
October 31, 2021	$11.45		0.30	(f)	2.15	2.45		(0.29)		(0.13)		—		(0.42)	$13.48		21.62	%(i)	$668,678	0.93%		0.93%		2.26	%(f)	2.26	%(f)	22.80%
First Eagle Global Income Builder Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$15.22		0.24		1.74	1.98		(0.23)		(0.27)		—		(0.50)	$16.70		13.24	%(b)	$129,948	0.85	%(c)	0.85	%(c)	3.01	%(c)	3.01	%(c)	11.80	%(b)
October 31, 2025	$13.69		0.42		1.71	2.13		(0.41)		(0.19)		—		(0.60)	$15.22		16.01%		$102,571	0.84%		0.83%		2.92%		2.92%		12.45%
October 31, 2024	$11.82		0.38		1.86	2.24		(0.36)		(0.01)		—		(0.37)	$13.69		19.18%		$76,431	0.89%		0.89%		2.92%		2.93%		14.66%
October 31, 2023	$11.55		0.36		0.42	0.78		(0.32)		(0.19)		—		(0.51)	$11.82		6.68%		$62,556	0.89%		0.89%		2.92%		2.93%		20.41%
October 31, 2022	$13.47		0.31		(1.33)	(1.02)		(0.33)		(0.57)		—		(0.90)	$11.55		(7.85)%		$45,873	0.87%		0.87%		2.49%		2.49%		13.76%
October 31, 2021	$11.44		0.31	(f)	2.15	2.46		(0.30)		(0.13)		—		(0.43)	$13.47		21.72	%(i)	$24,506	0.87%		0.87%		2.35	%(f)	2.35	%(f)	22.80%

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																				Ratios/Supplemental data
			Change in net assets resulting from operations					Less dividends and distributions												Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations		From net investment income		From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class A
Six Months Ended April 30, 2026 (unaudited)	$30.33		0.22		2.59	(x)	2.81		(0.11)		(2.35)		—		(2.46)	$30.68		9.90	%(b)(y)	$306,251	1.01	%(c)	0.90	%(c)	1.39	%(c)	1.50	%(c)	17.75	%(b)
October 31, 2025	$27.39		0.39		3.82	(l)	4.21		(0.29)		(0.98)		—		(1.27)	$30.33		15.98	%(m)	$293,050	0.99%		0.90%		1.33%		1.42%		12.52%
October 31, 2024	$22.39		0.37		6.59	(n)	6.96		(0.29)		(1.67)		—		(1.96)	$27.39		32.95	%(o)	$285,395	1.07%		0.90%		1.30%		1.47%		15.44%
October 31, 2023	$20.30		0.35		2.50	(p)	2.85		(0.26)		(0.50)		—		(0.76)	$22.39		14.17	%(q)	$243,724	1.10%		0.90%		1.36%		1.56%		30.98%
October 31, 2022	$29.80		0.16		(6.00)		(5.84)		(0.12)		(3.54)		—		(3.66)	$20.30		(21.94)%		$246,151	1.05%		0.90%		0.54%		0.69%		10.87%
October 31, 2021	$25.84		0.09		8.37		8.46		(0.06)		(4.44)		—		(4.50)	$29.80		36.58%		$235,888	1.04%		0.90%		0.20%		0.34%		40.70%
First Eagle Rising Dividend Fund Class C
Six Months Ended April 30, 2026 (unaudited)	$16.77		0.06		1.35	(x)	1.41		(0.07)		(2.35)		—		(2.42)	$15.76		9.49	%(b)(y)	$4,825	1.75	%(c)	1.65	%(c)	0.62	%(c)	0.73	%(c)	17.75	%(b)
October 31, 2025	$15.72		0.10		2.14	(l)	2.24		(0.21)		(0.98)		—		(1.19)	$16.77		15.16	%(m)	$5,119	1.69%		1.65%		0.63%		0.67%		12.52%
October 31, 2024	$13.63		0.10		3.85	(n)	3.95		(0.19)		(1.67)		—		(1.86)	$15.72		31.86	%(o)	$5,485	1.82%		1.65%		0.55%		0.72%		15.44%
October 31, 2023	$12.63		0.10		1.56	(p)	1.66		(0.16)		(0.50)		—		(0.66)	$13.63		13.31	%(q)	$8,098	1.82%		1.65%		0.57%		0.74%		30.98%
October 31, 2022	$20.00		(0.03)		(3.76)		(3.79)		(0.04)		(3.54)		—		(3.58)	$12.63		(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$18.74		(0.07)		5.77		5.70		—		(4.44)		—		(4.44)	$20.00		35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
First Eagle Rising Dividend Fund Class I
Six Months Ended April 30, 2026 (unaudited)	$32.24		0.28		2.76	(x)	3.04		(0.15)		(2.35)		—		(2.50)	$32.78		10.03	%(b)(y)	$147,246	0.73	%(c)	0.65	%(c)	1.67	%(c)	1.75	%(c)	17.75	%(b)
October 31, 2025	$29.03		0.48		4.07	(l)	4.55		(0.36)		(0.98)		—		(1.34)	$32.24		16.28	%(m)	$138,173	0.72%		0.65%		1.60%		1.67%		12.52%
October 31, 2024	$23.62		0.45		6.98	(n)	7.43		(0.35)		(1.67)		—		(2.02)	$29.03		33.28	%(o)	$133,670	0.78%		0.65%		1.59%		1.71%		15.44%
October 31, 2023	$21.38		0.43		2.62	(p)	3.05		(0.31)		(0.50)		—		(0.81)	$23.62		14.43	%(q)	$95,458	0.77%		0.65%		1.68%		1.81%		30.98%
October 31, 2022	$31.17		0.21		(6.29)		(6.08)		(0.17)		(3.54)		—		(3.71)	$21.38		(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$26.91		0.17		8.72		8.89		(0.19)		(4.44)		—		(4.63)	$31.17		36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
First Eagle Rising Dividend Fund Class R6
Six Months Ended April 30, 2026 (unaudited)	$32.24		0.28		2.75	(x)	3.03		(0.15)		(2.35)		—		(2.50)	$32.77		10.01	%(b)(y)	$14,459	0.67	%(c)	0.65	%(c)	1.74	%(c)	1.76	%(c)	17.75	%(b)
October 31, 2025	$29.02		0.49		4.07	(l)	4.56		(0.36)		(0.98)		—		(1.34)	$32.24		16.33	%(m)	$12,655	0.65%		0.63%		1.68%		1.71%		12.52%
October 31, 2024	$23.62		0.46		6.96	(n)	7.42		(0.35)		(1.67)		—		(2.02)	$29.02		33.24	%(o)	$8,375	0.73%		0.65%		1.65%		1.72%		15.44%
October 31, 2023	$21.37		0.43		2.63	(p)	3.06		(0.31)		(0.50)		—		(0.81)	$23.62		14.48	%(q)	$6,427	0.74%		0.65%		1.73%		1.82%		30.98%
October 31, 2022	$31.17		0.21		(6.30)		(6.09)		(0.17)		(3.54)		—		(3.71)	$21.37		(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$26.92		0.17		8.74		8.91		(0.22)		(4.44)		—		(4.66)	$31.17		36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2026 (unaudited)	$11.51		0.00 **		2.50		2.50		(0.00	)**	(0.09)		—		(0.09)	$13.92		21.94	%(b)	$146,286	1.24	%(c)	1.24	%(c)	0.01	%(c)	0.01	%(c)	27.33	%(b)
October 31, 2025	$10.33		0.01		1.31		1.32		(0.14)		—		—		(0.14)	$11.51		12.80%		$116,856	1.25%		1.24%		0.10%		0.10%		47.31%
October 31, 2024	$8.19		0.02		2.16		2.18		(0.04)		—		—		(0.04)	$10.33		26.69%		$102,705	1.27%		1.25%		0.13%		0.16%		45.67%
October 31, 2023	$8.47		0.01		(0.29)		(0.28)		—		—		—		—	$8.19		(3.31)%		$61,379	1.32%		1.25%		(0.01)%		0.06%		41.12%
October 31, 2022	$9.76		(0.02)		(1.27)		(1.29)		—		—		—		—	$8.47		(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/1/21^‑ 10/31/21	$10.12		(0.02)		(0.34)		(0.36)		—		—		—		—	$9.76		(3.56)	%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30)	%(c)	(0.60)	%(c)	13.63	%(b)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																Ratios/Supplemental data
			Change in net assets resulting from operations			Less dividends and distributions											Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Small Cap Opportunity Fund Class C
For The Period 3/27/26^‑ 4/30/26 (unaudited)	$12.12		(0.01)	1.81	1.80		—	—		—		—	$13.92		14.85	%(b)	$139	2.08	%(c)	2.00	%(c)	(1.18)	%(c)	(1.10)	%(c)	27.33	%(b)
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2026 (unaudited)	$11.57		0.02	2.51	2.53		(0.03)	(0.09)		—		(0.12)	$13.98		22.07	%(b)	$1,893,503	1.02	%(c)	1.00	%(c)	0.23	%(c)	0.25	%(c)	27.33	%(b)
October 31, 2025	$10.38		0.04	1.31	1.35		(0.16)	—		—		(0.16)	$11.57		13.08%		$1,505,292	1.03%		1.00%		0.33%		0.36%		47.31%
October 31, 2024	$8.23		0.04	2.17	2.21		(0.06)	—		—		(0.06)	$10.38		26.95%		$1,657,408	1.06%		1.00%		0.35%		0.41%		45.67%
October 31, 2023	$8.50		0.03	(0.29)	(0.26)		(0.01)	—		—		(0.01)	$8.23		(3.08)%		$1,183,672	1.09%		1.00%		0.22%		0.31%		41.12%
October 31, 2022	$9.77		0.00 **	(1.27)	(1.27)		—	—		—		—	$8.50		(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^‑ 10/31/21	$10.00		(0.02)	(0.02)	(0.04)		(0.00)**	(0.19)		(0.00	)**	(0.19)	$9.77		(0.47)	%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37)	%(c)	(0.30)	%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2026 (unaudited)	$11.58		0.02	2.53	2.55		(0.04)	(0.09)		—		(0.13)	$14.00		22.23	%(b)	$185,861	0.92	%(c)	0.92	%(c)	0.31	%(c)	0.32	%(c)	27.33	%(b)
October 31, 2025	$10.39		0.04	1.31	1.35		(0.16)	—		—		(0.16)	$11.58		13.07%		$131,424	0.93%		0.92%		0.41%		0.41%		47.31%
October 31, 2024	$8.23		0.04	2.18	2.22		(0.06)	—		—		(0.06)	$10.39		27.07%		$108,407	1.00%		1.00%		0.40%		0.41%		45.67%
October 31, 2023	$8.50		0.03	(0.29)	(0.26)		(0.01)	—		—		(0.01)	$8.23		(3.08)%		$64,646	1.02%		1.00%		0.29%		0.31%		41.12%
October 31, 2022	$9.77		0.00 **	(1.27)	(1.27)		—	—		—		—	$8.50		(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/1/21^‑ 10/31/21	$10.12		(0.01)	(0.34)	(0.35)		—	—		—		—	$9.77		(3.46)	%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29)	%(c)	(0.31)	%(c)	13.63	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class A
Six Months Ended April 30, 2026 (unaudited)	$12.11		(0.01)	2.86	2.85		(0.01)	—		—		(0.01)	$14.95		23.59	%(b)	$5,409	1.90	%(c)	1.20	%(c)	(0.88)	%(c)	(0.18)	%(c)	29.09	%(b)
October 31, 2025	$11.46		0.02	0.65	0.67		(0.02)	—		—		(0.02)	$12.11		5.86%		$2,618	2.11%		1.20%		(0.71)%		0.20%		66.26%
October 31, 2024	$8.70		0.00 **	2.95	2.95		(0.19)	—		—		(0.19)	$11.46		34.32%		$1,298	2.27%		1.20%		(1.06)%		—	%(r)	26.23%
October 31, 2023	$8.97		0.03	(0.29)	(0.26)		(0.01)	—		—		(0.01)	$8.70		(2.90)%		$78	7.08%		1.20%		(5.56)%		0.31%		30.48%
For The Period 8/15/22^‑ 10/31/22	$10.00		0.01	(1.04)	(1.03)		—	—		—		—	$8.97		(10.30)	%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81)	%(c)	0.35	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class I
Six Months Ended April 30, 2026 (unaudited)	$12.34		0.01	2.91	2.92		(0.05)	—		—		(0.05)	$15.21		23.76	%(b)	$63,709	1.66	%(c)	0.95	%(c)	(0.60)	%(c)	0.11	%(c)	29.09	%(b)
October 31, 2025	$11.69		0.06	0.66	0.72		(0.07)	—		—		(0.07)	$12.34		6.13%		$44,918	1.75%		0.95%		(0.32)%		0.48%		66.26%
October 31, 2024	$8.72		0.03	2.98	3.01		(0.04)	—		—		(0.04)	$11.69		34.58%		$48,532	1.86%		0.95%		(0.59)%		0.32%		26.23%
October 31, 2023	$8.98		0.04	(0.27)	(0.23)		(0.03)	—		—		(0.03)	$8.72		(2.60)%		$27,633	2.96%		0.95%		(1.56)%		0.44%		30.48%
For The Period 8/15/22^‑ 10/31/22	$10.00		0.01	(1.03)	(1.02)		—	—		—		—	$8.98		(10.20)	%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46)	%(c)	0.56	%(c)	4.00	%(b)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																Ratios/Supplemental data
			Change in net assets resulting from operations			Less dividends and distributions											Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class R6
Six Months Ended April 30, 2026 (unaudited)	$11.96		0.01	2.82	2.83		(0.04)	—		—	(0.04)	$14.75		23.76		%(b)	$189	1.67	%(c)	0.95	%(c)	(0.63)	%(c)	0.09	%(c)	29.09	%(b)
October 31, 2025	$11.32		0.05	0.64	0.69		(0.05)	—		—	(0.05)	$11.96		6.05%			$120	1.59%		0.95%		(0.17)%		0.47%		66.26%
October 31, 2024	$8.71		0.03	2.91	2.94		(0.33)	—		—	(0.33)	$11.32		34.65%			$114	1.88%		0.95%		(0.61)%		0.32%		26.23%
October 31, 2023	$8.98		0.06	(0.29)	(0.23)		(0.04)	—		—	(0.04)	$8.71		(2.64)%			$44	8.96%		0.95%		(7.42)%		0.60%		30.48%
For The Period 8/15/22^‑ 10/31/22	$10.00		0.01	(1.03)	(1.02)		—	—		—	—	$8.98		(10.20)		%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59)	%(c)	0.60	%(c)	4.00	%(b)
First Eagle Global Real Assets Fund Class A***
Six Months Ended April 30, 2026 (unaudited)	$12.64		0.09	2.64	2.73		(0.32)	(0.12)		—	(0.44)	$14.93		22.22		%(b)	$3,630	3.59	%(c)	1.10	%(c)	(1.15)	%(c)	1.34	%(c)	30.57	%(b)
October 31, 2025	$11.41		0.20	1.40	1.60		(0.37)	—		—	(0.37)	$12.64		14.40%			$2,049	4.95%		1.10%		(2.06)%		1.79%		38.78%
October 31, 2024	$9.78		0.19	1.61	1.80		(0.17)	—		—	(0.17)	$11.41		18.66%			$2,011	5.11%		1.10%		(2.28)%		1.74%		40.98%
October 31, 2023	$9.57		0.19	0.12	0.31		(0.10)	—		—	(0.10)	$9.78		3.17%			$1,700	5.91%		1.09%		(3.00)%		1.82%		39.01%
For The Period 11/30/21^‑ 10/31/22	$10.00		0.13	(0.56)	(0.43)		—	—		—	—	$9.57		(4.30)		%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78)	%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
Six Months Ended April 30, 2026 (unaudited)	$12.57		0.11	2.62	2.73		(0.36)	(0.12)		—	(0.48)	$14.82		22.37		%(b)	$22,584	3.31	%(c)	0.85	%(c)	(0.88)	%(c)	1.58	%(c)	30.57	%(b)
October 31, 2025	$11.34		0.23	1.38	1.61		(0.38)	—		—	(0.38)	$12.57		14.63%			$13,148	4.70%		0.85%		(1.80)%		2.05%		38.78%
October 31, 2024	$9.73		0.22	1.61	1.83		(0.22)	—		—	(0.22)	$11.34		19.04%			$11,075	4.86%		0.85%		(2.01)%		2.00%		40.98%
October 31, 2023	$9.59		0.20	0.14	0.34		(0.20)	—		—	(0.20)	$9.73		3.43%			$8,574	5.46%		0.85%		(2.59)%		2.01%		39.01%
For The Period 11/30/21^‑ 10/31/22	$10.00		0.15	(0.56)	(0.41)		—	—		—	—	$9.59		(4.10)		%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34)	%(c)	1.65	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class R6***
Six Months Ended April 30, 2026 (unaudited)	$12.55		0.11	2.61	2.72		(0.36)	(0.12)		—	(0.48)	$14.79		22.36		%(b)	$1,784	3.36	%(c)	0.85	%(c)	(0.90)	%(c)	1.60	%(c)	30.57	%(b)
October 31, 2025	$11.33		0.23	1.38	1.61		(0.39)	—		—	(0.39)	$12.55		14.67%			$1,405	4.68%		0.85%		(1.78)%		2.05%		38.78%
October 31, 2024	$9.73		0.21	1.61	1.82		(0.22)	—		—	(0.22)	$11.33		18.96%			$1,212	4.90%		0.85%		(2.07)%		1.99%		40.98%
October 31, 2023	$9.59		0.21	0.13	0.34		(0.20)	—		—	(0.20)	$9.73		3.45%			$1,029	5.51%		0.85%		(2.63)%		2.03%		39.01%
For The Period 11/30/21^‑ 10/31/22	$10.00		0.15	(0.56)	(0.41)		—	—		—	—	$9.59		(4.10)		%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38)	%(c)	1.63	%(c)	12.37	%(b)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																		Ratios/Supplemental data
			Change in net assets resulting from operations			Less dividends and distributions												Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Fund Class A
Six Months Ended April 30, 2026 (unaudited)	$8.18		0.24	(0.19)	0.05		(0.24)			—		—	(0.24)	$7.99		0.63	%(b)	$1,947,721	1.30	%(c)	1.30	%(c)(s)	6.09	%(c)	6.09	%(c)	32.69	%(b)
October 31, 2025	$8.64		0.45	(0.46)	(0.01)		(0.45)			—		—	(0.45)	$8.18		(0.11)%		$1,976,453	1.15%		1.15	%(t)	5.46%		5.46%		82.00%
October 31, 2024	$7.78		0.40	0.91	1.31		(0.41)			—		(0.04)	(0.45)	$8.64		17.15%		$1,109,654	0.89%		0.80	%(u)	4.60%		4.70%		136.03%
October 31, 2023	$7.77		0.41	0.01	0.42		(0.41)			—		—	(0.41)	$7.78		5.37%		$63,824	1.14%		0.98%		4.98%		5.15%		24.60%
October 31, 2022	$8.98		0.36	(1.21)	(0.85)		(0.36)			—		—	(0.36)	$7.77		(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.71		0.33	0.27	0.60		(0.33)			—		—	(0.33)	$8.98		7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
First Eagle High Yield Municipal Fund Class C
Six Months Ended April 30, 2026 (unaudited)	$8.18		0.21	(0.19)	0.02		(0.21)			—		—	(0.21)	$7.99		0.25	%(b)	$158,383	2.05	%(c)	2.05	%(c)(s)	5.34	%(c)	5.34	%(c)	32.69	%(b)
October 31, 2025	$8.64		0.39	(0.47)	(0.08)		(0.38)			—		—	(0.38)	$8.18		(0.88)%		$149,926	1.91%		1.91	%(t)	4.71%		4.71%		82.00%
October 31, 2024	$7.77		0.34	0.92	1.26		(0.35)			—		(0.04)	(0.39)	$8.64		16.44%		$79,515	1.65%		1.55	%(u)	3.87%		3.98%		136.03%
October 31, 2023	$7.77		0.35	0.00 **	0.35		(0.35)			—		—	(0.35)	$7.77		4.45%		$4,957	1.89%		1.74%		4.24%		4.39%		24.60%
October 31, 2022	$8.97		0.30	(1.19)	(0.89)		(0.31)			—		—	(0.31)	$7.77		(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.70		0.26	0.28	0.54		(0.27)			—		—	(0.27)	$8.97		6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
First Eagle High Yield Municipal Fund Class I
Six Months Ended April 30, 2026 (unaudited)	$8.18		0.25	(0.20)	0.05		(0.25)			—		—	(0.25)	$7.98		0.62	%(b)	$5,151,112	1.08	%(c)	1.08	%(c)(s)	6.31	%(c)	6.31	%(c)	32.69	%(b)
October 31, 2025	$8.64		0.47	(0.46)	0.01		(0.47)			—		—	(0.47)	$8.18		0.13%		$5,711,600	0.92%		0.92	%(t)	5.69%		5.69%		82.00%
October 31, 2024	$7.78		0.42	0.92	1.34		(0.44)			—		(0.04)	(0.48)	$8.64		17.55%		$3,046,662	0.66%		0.57	%(u)	4.81%		4.89%		136.03%
October 31, 2023	$7.78		0.43	(0.01)	0.42		(0.42)			—		—	(0.42)	$7.78		5.49%		$76,482	0.89%		0.73%		5.23%		5.39%		24.60%
October 31, 2022	$8.98		0.39	(1.21)	(0.82)		(0.38)			—		—	(0.38)	$7.78		(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.71		0.35	0.28	0.63		(0.36)			—		—	(0.36)	$8.98		7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
First Eagle High Yield Municipal Fund Class R6
Six Months Ended April 30, 2026 (unaudited)	$8.17		0.26	(0.20)	0.06		(0.25)			—		—	(0.25)	$7.98		0.78	%(b)	$32,099	0.99	%(c)	0.99	%(c)(s)	6.44	%(c)	6.45	%(c)	32.69	%(b)
October 31, 2025	$8.66		0.49	(0.48)	0.01		(0.50)			—		—	(0.50)	$8.17		0.10%		$9,801	0.83%		0.83	%(t)	6.03%		6.03%		82.00%
October 31, 2024	$7.78		0.46	0.91	1.37		(0.45)			—		(0.04)	(0.49)	$8.66		17.89%		$1,218	0.86%		0.26	%(u)	4.95%		5.56%		136.03%
October 31, 2023	$7.78		0.43	(0.01)	0.42		(0.42)			—		—	(0.42)	$7.78		5.48%		$7,823	0.81%		0.70%		5.32%		5.44%		24.60%
October 31, 2022	$8.98		0.39	(1.19)	(0.80)		(0.40)			—		—	(0.40)	$7.78		(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.71		0.35	0.28	0.63		(0.36)			—		—	(0.36)	$8.98		7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
First Eagle Short Duration High Yield Municipal Fund Class A
Six Months Ended April 30, 2026 (unaudited)	$9.99		0.26	(0.16)	0.10		(0.26)			—		—	(0.26)	$9.83		1.03	%(b)	$497,979	0.87	%(c)	0.87	%(c)(v)	5.21	%(c)	5.21	%(c)	44.54	%(b)
October 31, 2025	$10.26		0.49	(0.29)	0.20		(0.47)			—		—	(0.47)	$9.99		1.95%		$342,489	0.87%		0.85%		4.85%		4.87%		114.60%
For The Period 1/2/24^‑ 10/31/24	$10.00		0.38	0.24	0.62		(0.36)			—		—	(0.36)	$10.26		6.30	%(b)	$43,433	1.45	%(c)	0.43	%(c)	3.48	%(c)	4.51	%(c)	202.33	%(b)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

	Per share operating performance*																		Ratios/Supplemental data
			Change in net assets resulting from operations			Less dividends and distributions												Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Short Duration High Yield Municipal Fund Class C
Six Months Ended April 30, 2026 (unaudited)	$9.99		0.22	(0.13)	0.09		(0.25)		—		—	(0.25)	$9.83			0.66	%(b)	$6,729	1.62	%(c)	1.62	%(c)(v)	4.45	%(c)	4.45	%(c)	44.54	%(b)
For The Period 7/11/25^‑ 10/31/25	$10.11		0.13	(0.12)	0.01		(0.13)		—		—	(0.13)	$9.99			0.09	%(b)	$1,431	1.60	%(c)	1.60	%(c)	4.22	%(c)	4.22	%(c)	114.60	%(b)
First Eagle Short Duration High Yield Municipal Fund Class I
Six Months Ended April 30, 2026 (unaudited)	$9.98		0.27	(0.16)	0.11		(0.27)		—		—	(0.27)	$9.82			1.15	%(b)	$1,402,564	0.65	%(c)	0.65	%(c)(v)	5.43	%(c)	5.43	%(c)	44.54	%(b)
October 31, 2025	$10.25		0.52	(0.30)	0.22		(0.49)		—		—	(0.49)	$9.98			2.20%		$1,213,742	0.64%		0.60%		5.09%		5.12%		114.60%
For The Period 1/2/24^‑ 10/31/24	$10.00		0.40	0.25	0.65		(0.40)		—		—	(0.40)	$10.25			6.56	%(b)	$116,168	1.56	%(c)	0.22	%(c)	3.43	%(c)	4.77	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class R6
Six Months Ended April 30, 2026
(unaudited)	$9.99		0.27	(0.15)	0.12		(0.28)		—		—	(0.28)	$9.83			1.17	%(b)	$3,321	0.56	%(c)	0.56	%(c)(v)	5.50	%(c)	5.50	%(c)	44.54	%(b)
October 31, 2025	$10.26		0.51	(0.28)	0.23		(0.50)		—		—	(0.50)	$9.99			2.23%		$1,091	0.61%		0.60%		5.00%		5.00%		114.60%
For The Period 1/2/24^‑ 10/31/24	$10.00		0.40	0.24	0.64		(0.38)		—		—	(0.38)	$10.26			6.54	%(b)	$1,076	2.45	%(c)	0.32	%(c)	2.59	%(c)	4.72	%(c)	202.33	%(b)
First Eagle Core Plus Municipal Fund Class A
For The Period 11/20/25^‑ 4/30/26 (unaudited)	$10.00		0.19	0.24	0.43		(0.19)		—		—	(0.19)	$10.24			4.37	%(b)	$2,089	2.59	%(c)	0.63	%(c)(w)	2.28	%(c)	4.25	%(c)	76.41	%(b)
First Eagle Core Plus Municipal Fund Class C
For The Period 11/20/25^‑ 4/30/26 (unaudited)	$10.00		0.16	0.24	0.40		(0.16)		—		—	(0.16)	$10.24			4.04	%(b)	$1,040	3.38	%(c)	1.38	%(c)(w)	1.60	%(c)	3.60	%(c)	76.41	%(b)
First Eagle Core Plus Municipal Fund Class I
For The Period 11/20/25^‑ 4/30/26 (unaudited)	$10.00		0.21	0.23	0.44		(0.21)		—		—	(0.21)	$10.23			4.39	%(b)	$15,678	2.37	%(c)	0.38	%(c)(w)	2.59	%(c)	4.59	%(c)	76.41	%(b)
First Eagle Core Plus Municipal Fund Class R6
For The Period 12/12/25^‑ 4/30/26 (unaudited)	$10.04		0.18	0.19	0.37		(0.18)		—		—	(0.18)	$10.23			3.72	%(b)	$1,037	2.36	%(c)	0.40	%(c)(w)	2.77	%(c)	4.73	%(c)	76.41	%(b)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

^
Inception date.
*
Per share amounts have been calculated using the average shares method.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchase of the Fund’s shares in relation to fluctuating market value of the investments in the Funds.
**
Amount represents less than $0.01 per share.
***
First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and include the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.
(a)
Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund, which have a sales charge of 2.50% and the maximum contingent deferred sales charge (CDSC) of 1.00% for Class C shares. Prior to March 1, 2024, the sales charge for Class A was 4.50% for First Eagle High Yield Municipal Fund, which was also not taken into account. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all funds, except First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund. With respect to the First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
(b)
Not Annualized.
(c)
Annualized.
(d)
Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62 and 0.67 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93% and 1.02% for Class A, Class C, Class I and Class R6 shares, respectively.
(e)
Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29 and 0.35 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income ratios would have been 0.82%, 0.03%, 1.12% and 1.28% for Class A, Class C, Class I and Class R6 shares, respectively.
(f)
Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28 and 0.29 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 1.85%, 1.06%, 2.08% and 2.16% for Class A, Class C, Class I and Class R6 shares, respectively.
(g)
Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38% and 26.48% for Class A, Class C, Class I and Class R6 shares, respectively.
(h)
Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24% and 17.35% for Class A, Class C, Class I and Class R6 shares, respectively.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

(i)
Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44% and 21.54% for Class A, Class C, Class I and Class R6 shares, respectively.
(j)
Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Global Fund would have been 14.50, 13.82, 14.59 and 14.59 for Class A, Class C, Class I and Class R6 shares, respectively.
(k)
Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.41%, 25.43%, 26.69% and 26.78% for Class A, Class C, Class I and Class R6 shares, respectively.
(l)
Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 3.65, 2.04, 3.89 and 3.88 for Class A, Class C, Class I and Class R6 shares, respectively.
(m)
Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 15.33%, 14.47%, 15.63% and 15.65% for Class A, Class C, Class I and Class R6 shares, respectively.
(n)
Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 6.56, 3.84, 6.95 and 6.94 for Class A, Class C, Class I and Class R6 shares, respectively.
(o)
Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 32.81%, 31.78%, 33.14% and 33.15% for Class A, Class C, Class I and Class R6 shares, respectively.
(p)
Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 2.13, 1.23, 2.24 and 2.27 for Class A, Class C, Class I and Class R6 shares, respectively.
(q)
Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 12.28%, 10.57%, 12.58% and 12.73% for Class A, Class C, Class I and Class R6 shares, respectively.
(r)
Amount represents less than 0.005%.
(s)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.50% for the six months ended April 30, 2026. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.80%, 1.55%, 0.58% and 0.49% for Class A, Class C, Class I, and Class R6, respectively.
(t)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.32% for the year ended October 31, 2025. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.83%, 1.59%, 0.60% and 0.51% for Class A, Class C, Class I, and Class R6, respectively.
(u)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.02% for the year ended October 31, 2024. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.78%, 1.53%, 0.56% and 0.24% for Class A, Class C, Class I, and Class R6, respectively.
(v)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.06% for the six months ended April 30, 2026. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.81%, 1.56%, 0.59% and 0.50% for Class A, Class C, Class I, and Class R6, respectively.
(w)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.13% for Class A, Class C, Class I and 0.15% for Class R6 for the six months ended April 30, 2026. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.50%, 1.25%, 0.25% and 0.25% for Class A, Class C, Class I, and Class R6, respectively.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Financial Highlights

(x)
Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 2.58, 1.34, 2.75 and 2.74 for Class A, Class C, Class I and Class R6 shares, respectively.
(y)
Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 9.87%, 9.43%, 10.00% and 9.97% for Class A, Class C, Class I and Class R6 shares, respectively.

See Notes to Financial Statements.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Note 1 — Organization

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of April 30, 2026, the Trust consists of twelve separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund seeks to provide current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund incepted on November 20, 2025.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)
Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Fund (the “U.S. Fund”), First Eagle Gold Fund (the “Gold Fund”), First Eagle Global Income Builder Fund (the “Global Income Builder Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle Global Cayman Fund, Ltd. has $6,488,213,905 in net assets, representing 8.67% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle Overseas Cayman Fund, Ltd. has $740,746,582 in net assets, representing 4.31% of the Overseas Fund’s net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle U.S. Cayman Fund, Ltd. has $194,100,228 in net assets, representing 11.74% of the U.S. Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle Gold Cayman Fund, Ltd. has $1,318,263,036 in net assets, representing 24.51% of the Gold Fund’s net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Income Builder Fund and the First Eagle Global Income Builder Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle Global Income Builder Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Income Builder Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2026, the First Eagle Global Real Assets Cayman Fund, Ltd. has $700,787 in net assets, representing 2.50% of the Global Real Assets Fund’s net assets.

b)
Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source. The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a‑5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of April 30, 2026. A reconciliation of Level 3 investments is presented when a fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund’s net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$38,761,575,370	$23,951,986,429 (a)	$—	$62,713,561,799
Corporate Bonds	—	—	5,309,824	5,309,824
Commodities*	—	7,756,367,001	—	7,756,367,001
Short-Term Investments	437,805	4,221,056,616	—	4,221,494,421
Forward Foreign Currency Exchange Contracts**	—	22,688,526	—	22,688,526
Total	$38,762,013,175	$35,952,098,572	$5,309,824	$74,719,421,571
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(10,601,888)	$—	$(10,601,888)
Total	$—	$(10,601,888)	$—	$(10,601,888)
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
*
Represents gold bullion.
**
Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$4,287,593,441	$10,342,547,667 (a)	$12,814,749	$14,642,955,857
Commodities*	—	1,549,237,301	—	1,549,237,301
Short-Term Investments	372,917	946,523,843	—	946,896,760
Forward Foreign Currency Exchange Contracts**	—	9,698,379	—	9,698,379
Total	$4,287,966,358	$12,848,007,190	$12,814,749	$17,148,788,297
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(5,132,606)	$—	$(5,132,606)
Total	$—	$(5,132,606)	$—	$(5,132,606)
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
*
Represents gold bullion.
**
Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$1,254,708,008	$1,889,547	(a)	$—	$1,256,597,555
Convertible Preferred Stocks	5,196,773	—		—	5,196,773
Corporate Bonds	—	13,492,171		6,357,750	19,849,921
Convertible Bonds	—	4,578,670		—	4,578,670
Commodities*	—	194,099,905		—	194,099,905
Master Limited Partnerships	30,631,243	—		—	30,631,243
Preferred Stocks	2,461,936	—		—	2,461,936
Short-Term Investments	68,816	137,681,368		—	137,750,184
Total	$1,293,066,776	$351,741,661		$6,357,750	$1,651,166,187
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
*
Represents gold bullion.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$3,594,121,466	$265,826,125	(a)	$—	$3,859,947,591
Commodities*	—	1,318,464,303		—	1,318,464,303
Rights	4,767,878	—		—	4,767,878
Short-Term Investments	184,790	98,849,347		—	99,034,137
Total	$3,599,074,134	$1,683,139,775		$—	$5,282,213,909
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
*
Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$852,943,313	$672,583,807	(a)	$—	$1,525,527,120
Convertible Preferred Stocks	32,784,449	—		—	32,784,449
Corporate Bonds	—	287,678,702		11,837,546	299,516,248
Convertible Bonds	—	6,738,420		—	6,738,420
Asset-Backed Securities	—	2,100,248		—	2,100,248
Commodities*	—	203,403,336		—	203,403,336
Foreign Government Securities	—	50,163,678		—	50,163,678
Loan Assignments	—	2,511,450		—	2,511,450
Master Limited Partnerships	26,342,548	—		—	26,342,548
Preferred Stocks	40,509,462	—		—	40,509,462
U.S. Treasury Obligations	—	299,968,111		—	299,968,111
Short-Term Investments	26,995	16,782,192		—	16,809,187
Forward Foreign Currency Exchange Contracts**	—	423,353		—	423,353
Total	$952,606,767	$1,542,353,297		$11,837,546	$2,506,797,610

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Description†	Level 1	Level 2	Level 3‡	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(179,172)	$—	$(179,172)
Options Written	(143,850)	—	—	(143,850)
Total	$(143,850)	$(179,172)	$—	$(323,022)
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
*
Represents gold bullion.
**
Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$378,660,666	$68,671,818	(a)	$—	$447,332,484
Master Limited Partnerships	17,310,394	—		—	17,310,394
Short-Term Investments	12,857	7,562,185		—	7,575,042
Total	$395,983,917	$76,234,003		$—	$472,217,920
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$2,115,706,907	$—	$—		$2,115,706,907
Exchange-Traded Funds	13,072,428	—	—		13,072,428
Rights	—	—	—	^	—
Short-Term Investments	119,660,542	—	—		119,660,542
Total	$2,248,439,877	$—	$—		$2,248,439,877
†
See Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
^
Fair value represents zero.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$66,125,799	$—	$—	$66,125,799
Short-Term Investments	3,819,104	—	—	3,819,104
Total	$69,944,903	$—	$—	$69,944,903
†
See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$17,948,329	$7,768,728	(a)	$—	^	$25,717,057
Commodities*	—	462,057		—		462,057
Exchange-Traded Funds	231,716	—		—		231,716
Master Limited Partnerships	1,250,134	—		—		1,250,134
Short-Term Investments	368,983	—		—		368,983
Total	$19,799,162	$8,230,785		$—		$28,029,947
(a)
The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†
See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
^
Fair value represents zero.
*
Represents gold bullion.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$—	$1,095,358	$—		$1,095,358
Municipal Bonds	—	8,563,370,432	—		8,563,370,432
Warrants	—	—	—	^	—
Short-Term Investments	2,016,786	—	—		2,016,786
Total	$2,016,786	$8,564,465,790	$—		$8,566,482,576
†
See Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
^
Fair value represents zero.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$—	$12,967,390	$—		$12,967,390
Municipal Bonds	—	1,921,683,794	—		1,921,683,794
Warrants	—	—	—	^	—
Short-Term Investments	92,763	—	—		92,763
Total	$92,763	$1,934,651,184	$—		$1,934,743,947
†
See Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
^
Fair value represents zero.

First Eagle Core Plus Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$21,550,722	$—	$21,550,722
Short-Term Investments	519	—	—	519
Total	$519	$21,550,722	$—	$21,551,241
†
See Schedule of Investments for additional detailed categorizations.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

c)
Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

effective yield method. Investment income is allocated to each Fund’s share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)
Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.
e)
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)
Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the six months ended April 30, 2026, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

First Eagle Global Fund		First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$574,570,469	$262,429,905	$9,940,391
Average Settlement Value — Sold	2,463,980,396	1,106,949,089	43,795,544

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

As of April 30, 2026, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$22,688,526	$10,601,888	$24,538,990	$(27,147,960)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$9,698,379	$5,132,606	$13,534,026	$(14,135,178)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$423,353	$179,172	$266,778	$(430,102)

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

(1)
Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)
Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)
Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.
(4)
Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2026:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$916,962	$(916,962)	$—	$—
Goldman Sachs	7,978,660	(4,443,354)	(3,535,306)	—
JPMorgan Chase Bank	10,239,979	(1,293,494)	(8,946,485)	—
UBS AG	3,552,925	(1,313,969)	(2,238,956)	—
$22,688,526		$(7,967,779)	$(14,720,747)	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,551,071	$(916,962)	$(2,634,109)	$—
Goldman Sachs	4,443,354	(4,443,354)	—	—
JPMorgan Chase Bank	1,293,494	(1,293,494)	—	—
UBS AG	1,313,969	(1,313,969)	—	—
$10,601,888		$(7,967,779)	$(2,634,109)	$—

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$347,903	$(347,903)	$—	$—
Goldman Sachs	3,339,764	(1,939,883)	(1,399,881)	—
JPMorgan Chase Bank	4,406,551	(669,936)	(3,736,615)	—
UBS AG	1,604,161	(695,186)	(908,975)	—
$9,698,379		$(3,652,908)	$(6,045,471)	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$1,827,601	$(347,903)	$(1,479,698)	$—
Goldman Sachs	1,939,883	(1,939,883)	—	—
JPMorgan Chase Bank	669,936	(669,936)	—	—
UBS AG	695,186	(695,186)	—	—
$5,132,606		$(3,652,908)	$(1,479,698)	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$19,667	$(19,667)	$—	$—
Goldman Sachs	138,872	(96,936)	(41,936)	—
JPMorgan Chase Bank	192,343	(22,290)	(170,053)	—
UBS AG	72,471	(23,455)	(49,016)	—
$423,353		$(162,348)	$(261,005)	$—

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$36,491	$(19,667)	$—	$16,824
Goldman Sachs	96,936	(96,936)	—	—
JPMorgan Chase Bank	22,290	(22,290)	—	—
UBS AG	23,455	(23,455)	—	—
$179,172		$(162,348)	$—	$16,824
*
The actual collateral received/pledged may be more than the amount reported due to over collateralization.
g)
Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund or First Eagle Core Plus Municipal Fund (the “Municipal Funds”). Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short-term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds’ investments in Inverse Floaters could negatively impact the Municipal Funds’ performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund’s Portfolio of Investments as “All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

As of April 30, 2026, the aggregate value of Floaters issued by the Funds’ TOB Trusts were as follows:

Floating Rate Obligations		Interest Rate
First Eagle High Yield Municipal Fund	$1,403,285,000	2.95%-3.48%
First Eagle Short Duration High Yield Municipal Fund	46,680,000	3.12%-3.25%
First Eagle Core Plus Municipal Fund	1,200,000	3.12%-3.25%

For six months ended April 30, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

Average Floating Rate Obligations Outstanding		Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$1,269,858,536	2.96%
First Eagle Short Duration High Yield Municipal Fund	40,891,768	2.76
First Eagle Core Plus Municipal Fund	898,919	2.79

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts was as follows:

Maximum Exposure to Recourse Trusts
First Eagle High Yield Municipal Fund	$316,565,000
First Eagle Short Duration High Yield Municipal Fund	2,400,000
First Eagle Core Plus Municipal Fund	400,000
h)
Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f‑4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions. Rule 18f‑4, among other things, requires a fund to adopt and

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of April 30, 2026, portfolio securities valued at $3,818,010 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the six months ended April 30, 2026, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	2,646

As of April 30, 2026, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$143,850	$627,178	$128,796
(1)
Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.
(2)
Statements of Assets and Liabilities location: Option contracts written, at value.
(3)
Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.
(4)
Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

i)
Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
j)
Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
k)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.
l)
Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

m)
New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023‑09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently assessing the impact on the financial statements and related disclosures.
n)
United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle Global Income Builder Fund, the First Eagle High Yield Municipal Fund, the First Eagle Short Duration High Yield Municipal Fund, and the First Eagle Core Plus Municipal Fund which declare income daily and pay monthly, and First Eagle Rising Dividend Fund which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

o)
Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
p)
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
q)
Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
r)
Segment Reporting — The Funds have adopted FASB Accounting Standards Update 2023‑07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023‑07”). Adoption of the new standard impacted

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

financial statement disclosure requirements only and did not affect the Funds’ financial position or the results of their operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Funds have determined that they have a single operating segment which derives its revenues from investments made in accordance with the Funds’ defined investment objective. The Funds’ CODM is represented by the Fund Operating Committee of the Advisor. The Funds’ net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Funds’ consolidated financial statements.

Note 3 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”), an annual fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Fund	0.75
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle Rising Dividend Fund	0.50	(1)
First Eagle Small Cap Opportunity Fund	0.85	(2)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(3)
First Eagle Global Real Assets Fund	0.65	(4)
First Eagle High Yield Municipal Fund	0.45	(5)
First Eagle Short Duration High Yield Municipal Fund	0.45	(6)
First Eagle Core Plus Municipal Fund	0.40	(7)
(1)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Rising Dividend Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

during its term without the consent of the Board. First Eagle Rising Dividend Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $182,545 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $31,726 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2026	2027	2028	2029*
Class A	$1,153,063	$445,261	$406,283	$166,840	$134,679
Class C	29,267	16,714	9,653	834	2,066
Class I	318,895	93,128	123,754	56,213	45,800
Class R6	7,995	3,990	4,005	—	—
Total	$1,509,220	$559,093	$543,695	$223,887	$182,545
*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.
(2)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $104,608 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $3,358 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2026	2027	2028	2029*
Class A	$55,614	$34,918	$19,533	$1,163	$—
Class C	6	—	—	—	6
Class I	2,354,729	827,060	998,197	424,870	104,602
Class R6	—	—	—	—	—
Total	$2,410,349	$861,978	$1,017,730	$426,033	$104,608
*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.
(3)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.95% and 0.95% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $136,061 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $21,841 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2026	2027	2028	2029*
Class A	$27,577	$3,555	$3,417	$11,147	$9,458
Class I	1,001,627	347,861	281,515	245,991	126,260
Class R6	4,871	3,743	432	353	343
Total	$1,034,075	$355,159	$285,364	$257,491	$136,061
*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

(4)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $195,269 in expenses which are included under Expense waiver in the Consolidated Statement of Operations. As of April 30, 2026, the Fund has $39,601 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2026	2027	2028	2029*
Class A	$200,522	$64,115	$64,235	$47,307	$24,865
Class I	1,122,352	339,917	337,994	288,266	156,175
Class R6	126,735	42,237	39,289	30,980	14,229
Total	$1,449,609	$446,269	$441,518	$366,553	$195,269
*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.
(5)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. First Eagle High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $— in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $— receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2026	2027	2028	2029*
Class A	$—	$—	$—	$—	$—
Class C	—	—	—	—	—
Class I	—	—	—	—	—
Class R6	10,892	3,040	7,852	—	—
Total	$10,892	$3,040	$7,852	$—	$—
*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.
(6)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, and R6 for First Eagle Short Duration High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $- in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $- receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

For the six months ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2027	2028	2029*
Class A	$61,474	$41,503	$19,971	$—
Class C	—	—	—	—
Class I	494,827	285,309	209,518	—
Class R6	14,788	14,767	21	—
Total	$571,089	$341,579	$229,510	$—

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

*
Amounts included represent the amounts incurred for the period November 1, 2025 to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.
(7)
The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, and R6 for First Eagle Core Plus Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25%, 0.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25%, 0.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2026, the Adviser reimbursed $149,014 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the Fund has $37,469 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

For the period ended April 30, 2026, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment		2029*
Class A	$11,544	$11,544
Class C	9,169	9,169
Class I	120,510	120,510
Class R6	7,791	7,791
Total	$149,014	$149,014
*
Amounts included represent the amounts incurred for the period since inception to April 30, 2026. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2029 will be available as of October 31, 2026.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund, which pays the fee described in the next paragraph) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund’s average daily net assets.

Pursuant to Administrative Services Agreements between First Eagle Global Income Builder Fund and the Adviser, the Fund pays the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund’s average daily net assets.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

For the six months ended April 30, 2026, the Adviser waived and the Funds had due from Adviser amounts shown below:

Adviser Waived Amount		Due From Adviser
First Eagle Global Fund	$—	$—
First Eagle Overseas Fund	—	—
First Eagle U.S. Fund	—	—
First Eagle Gold Fund	—	—
First Eagle Global Income Builder Fund	—	—
First Eagle Rising Dividend Fund	—	3,027
First Eagle Small Cap Opportunity Fund	—	—
First Eagle U.S. Smid Cap Opportunity Fund	56,637	19,500
First Eagle Global Real Assets Fund	76,705	27,066
First Eagle High Yield Municipal Fund	—	—
First Eagle Short Duration High Yield Municipal Fund	—	—
First Eagle Core Plus Municipal Fund	—	—

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. (“JPM”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds’ portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds’ administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds’ custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds’ principal underwriter. For the six months ended April 30, 2026, FEF Distributors, LLC realized $364,613, $33,215, $7,167, $63,124, $11,269, $2,514, $9,283, $1,035, $148, $48,600, $9,546 and $99 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund,

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund, respectively. For the six months ended April 30, 2026, FEF Distributors, LLC realized $71,628, $982, $760, $21,197, $3245, $146, $29,773 and $2,384 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively; and the Adviser realized $15,619, $259, $89, $8,512, $37,333, $262, $(2,437), $(497), $446,893 and $142,377 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2026, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 4 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (“the Plans”) with FEF Distributors, LLC (the “Distributor”), pursuant to the provisions of Rule 12b‑1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A and Class C shares based on each Fund’s average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Fund	Class A	Class C
First Eagle Global Fund	0.25%	1.00%
First Eagle Overseas Fund	0.25%	1.00%
First Eagle U.S. Fund	0.25%	1.00%
First Eagle Gold Fund	0.25%	1.00%
First Eagle Global Income Builder Fund	0.25%	1.00%
First Eagle Rising Dividend Fund	0.25%	1.00%
First Eagle Small Cap Opportunity Fund	0.25%	1.00%
First Eagle U.S. Smid Cap Opportunity Fund	0.25%	n/a
First Eagle Global Real Assets Fund	0.25%	n/a
First Eagle High Yield Municipal Fund	0.25%	1.00%
First Eagle Short Duration High Yield Municipal Fund	0.25%	1.00%
First Eagle Core Plus Municipal Fund	0.25%	1.00%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2026, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six months ended April 30, 2026, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 5 — Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$ 8,382,896,766	$ 9,915,956,219	$—	$—
First Eagle Overseas Fund	1,662,576,288	2,051,250,499	—	—
First Eagle U.S. Fund	165,825,512	228,729,552	—	—
First Eagle Gold Fund	558,037,823	1,081,050,764	—	—
First Eagle Global Income Builder Fund	292,848,098	203,316,238	184,975,573	69,051,913
First Eagle Rising Dividend Fund	80,345,503	99,698,169	—	—
First Eagle Small Cap Opportunity Fund	568,186,975	496,898,683	—	—

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle U.S. Smid Cap Opportunity Fund	$23,211,079	$15,414,356	$—	$—
First Eagle Global Real Assets Fund	14,037,691	6,824,379	—	—
First Eagle High Yield Municipal Fund	2,772,828,081	2,825,805,429	—	—
First Eagle Short Duration High Yield Municipal Fund	1,202,591,850	806,553,233	—	—
First Eagle Core Plus Municipal Fund	32,796,029	11,737,833	—	—

Note 6 — Line of Credit

On February 27, 2026, the Funds, together with certain other funds managed by the Adviser (collectively, the “Participating Funds”) entered into an unsecured syndicated line of credit facility (“Syndicated Facility”) with various lenders for $410 million under which JPM participates as a lender and acts as administrative agent. Of the aggregate $410 million commitment amount, $110 million is specifically designated to certain Participating Funds. All Participating Funds may borrow up to the aggregate remaining commitment amount of $300 million at any time. All borrowings are subject to asset coverage and other limitations as specified in the agreement, to be utilized for temporarily financing the redemption of shares of each Participating Fund at the request of shareholders and other temporary or emergency purposes with a termination date of February 26, 2027. Under the Syndicated Facility, the Participating Funds have agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility.

Before February 27, 2026, there was a $200 million committed, unsecured line of credit with JPM for the First Eagle Funds and First Eagle Variable Funds. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund’s operations (for example, if it represents more than $250,000 or 1% of the Fund’s assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six months ended April 30, 2026.

Note 9 — Subsequent Events

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.

First Eagle Small Cap Opportunity Fund Class R6 changed its expense limitation to 0.87% effective June 17, 2026.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

See below for First Eagle Core Plus Municipal Fund as its inception date was November 20, 2026. The most recent disclosure for the other Funds was included in the semi-annual financial statements and other information as of and for the period ended April 30, 2025, included within the N-CSRS filed with the SEC.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Board Considerations for Approval of Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees, including a majority of the independent trustees (the “Independent Trustees”), approved the First Eagle Core Plus Municipal Fund’s (the “Fund”) advisory agreement (the “Advisory Agreement”).

In response to a Section 15(c) information request letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee structure was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreement:

Nature, Quality, and Extent of Services to be Provided by Adviser

•
The Trustees reviewed the proposed services to be provided by the Adviser to the Fund. The Adviser would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Registration Statement. The Trustees were assured that service levels would not be in any way reduced by the Adviser’s undertaking to manage the Fund’s expenses under an Expense Limitation Agreement (further discussed below).
•
The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex.
•
The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Board Considerations for Approval of Advisory Agreement

Investment Performance

•
No performance was presented for the Fund given that it was newly organized and had not yet commenced operations.
•
The Trustees noted investment performance associated with other funds managed by the Adviser and following similar municipal strategies and received general market information suggesting possible return profiles and targets for the Fund. Performance forecasts were determined to be adequate and reflective of the Fund’s investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•
The Trustees reviewed the total compensation proposed to be received by the Adviser and related forecasts of overall Fund expenses. Total compensation was recognized as including an administrative service cost reimbursement.
•
The Trustees concluded that forecasted compensation was commensurate with the nature, extent, and quality of the services to be provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees paid by other funds with similar strategies within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided and referred to an independent data provider fee report, together with a management summary of the same. They determined that the proposed fees were competitive, with the net management fee being within the range of peers. The Trustees considered that there were other clients of the Adviser with generally similar investment objective(s) to the Fund. The Trustees were apprised that for some of the Adviser’s other accounts there are different styles and categories of services provided (e.g., regulatory and operational structures may differ, frequency and scale of cash flows may differ, etc.), which may result in lower fees charged relative to the Fund.
•
The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement. It was forecast that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, with the possibility (speculative) that the Adviser might later recoup if overall expenses declined to agreed levels over an agreed period. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund’s initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment to investing in its launch and initial operations.
•
While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered the absence of affiliated broker dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to other possible benefits associated with

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

Board Considerations for Approval of Advisory Agreement

management of the Fund, the Trustees noted, among other things, that an affiliate of the Adviser is anticipated to be appointed as principal underwriter in due course and generally would be able to retain revenue associated with Rule 12b‑1 fees (if any) on shareholders it services directly (if any). The Adviser also may be able over time to extend investment and operational efficiencies associated with the Fund to management of other types of accounts.

•
The Trustees reviewed the Fund’s expense ratio forecasts, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point. It also was noted that one means by which an investment fund might benefit from scale are advisory fee breakpoints. No breakpoints were proposed, and it was noted that there was mixed practice as to the inclusion of breakpoints in the available peer information.
•
The Trustees reviewed the Adviser’s financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds’ proxy voting policies, (2) a description of the Funds’ proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve- month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC’s Web site at www.sec.gov.

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds

Trustees

Lisa Anderson (Retired)

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Jean-Marie Eveillard

Tamara L. Fagely

Jody T. Foster

John T. Kelly-Jones

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Funds’ Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds

First Eagle Funds  |  Semiannual Report  |  April 30, 2026

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See below for First Eagle Core Plus Municipal Fund as its inception date was November 20, 2026. The most recent disclosure for the other Funds was included in the semi-annual financial statements and other information as of and for the period ended April 30, 2025, included within the N-CSRS filed with the SEC.

Board Considerations for Approval of Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees, including a majority of the independent trustees (the “Independent Trustees”), approved the First Eagle Core Plus Municipal Fund’s (the “Fund”) advisory agreement (the “Advisory Agreement”).

In response to a Section 15(c) information request letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee structure was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreement:

Nature, Quality, and Extent of Services to be Provided by Adviser

● The Trustees reviewed the proposed services to be provided by the Adviser to the Fund. The Adviser would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Registration Statement. The Trustees were assured that service levels would not be in any way reduced by the Adviser’s undertaking to manage the Fund’s expenses under an Expense Limitation Agreement (further discussed below).

● The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex.

●The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

Investment Performance

● No performance was presented for the Fund given that it was newly organized and had not yet commenced operations.

● The Trustees noted investment performance associated with other funds managed by the Adviser and following similar municipal strategies and received general market information suggesting possible return profiles and targets for the Fund. Performance forecasts were determined to be adequate and reflective of the Fund’s investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

● The Trustees reviewed the total compensation proposed to be received by the Adviser and related forecasts of overall Fund expenses. Total compensation was recognized as including an administrative service cost reimbursement.

● The Trustees concluded that forecasted compensation was commensurate with the nature, extent, and quality of the services to be provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees paid by other funds with similar strategies within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided and referred to an independent data provider fee report, together with a management summary of the same. They determined that the proposed fees were competitive, with the net management fee being within the range of peers. The Trustees considered that there were other clients of the Adviser with generally similar investment objective(s) to the Fund. The Trustees were apprised that for some of the Adviser’s other accounts there are different styles and categories of services provided (e.g., regulatory and operational structures may differ, frequency and scale of cash flows may differ, etc.), which may result in lower fees charged relative to the Fund.

● The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement. It was forecast that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, with the possibility (speculative) that the Adviser might later recoup if overall expenses declined to agreed levels over an agreed period. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund’s initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment to investing in its launch and initial operations.

● While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered the absence of affiliated broker dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to other possible benefits associated with management of the Fund, the Trustees noted, among other things, that an affiliate of the Adviser is anticipated to be appointed as principal underwriter in due course and generally would be able to retain revenue associated with Rule 12b-1 fees (if any) on shareholders it services directly (if any). The Adviser also may be able over time to extend investment and operational efficiencies associated with the Fund to management of other types of accounts.

● The Trustees reviewed the Fund’s expense ratio forecasts, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point. It also was noted that one means by which an investment fund might benefit from scale are advisory fee breakpoints. No breakpoints were proposed, and it was noted that there was mixed practice as to the inclusion of breakpoints in the available peer information.

● The Trustees reviewed the Adviser’s financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

4

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date July 2, 2026

*Print the name and title of each signing officer under his or her signature.

6